Citigroup Mortgage Loan Trust 2024-RP1 ABS-15G

Exhibit 99.1 - Schedule 3

Loan Level Exception - Disposition (Loan Grades)

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	8002686	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months business Account statements. (GSE COVID-19): Borrower: XXXX XXXXe // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX			1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002680	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Disclosure provided onXX/XX/XXXX however application date isXX/XX/XXXX Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The non-escrowed monthly costs included in the loan are the mortgage insurance of $XXXX and HOA Dues $XXX. The final CD shows Non-Escrowed Property Costs over Year 1 of $XXX.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002673	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX W-2 (2019) [3] Income Documentation - Income documentation requirements not met.	2019 W-2 not provided.		1				3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: Loan was AUS approved but is missing 2019 W-2 and is waterfalling to a Due Diligence Loan Designation of Safe Harbor QM.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002671	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $125.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $83.30 exceeds tolerance of $41.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $475.00 exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2022-11-21): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022-11-21): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022-11-21): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002670	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Statement			1				3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,312.54 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,379.00. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation: A valid COC or sufficient cure was not provided in the loan file		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002669	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $787.60 exceeds tolerance of $787.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax increased from the Initial CD to the Final CD without a valid change of circumstance. Insufficient cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Survey Fee was added to the CD without a valid change of circumstance. Insufficient cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002659	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Missing Mortgage Insurance Certificate.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXX XXXX/S-Corp)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2051707)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2051708)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing the Mortgage Insurance Certificate which resulted in a Due Diligence Loan Designation of NON QM.
Federal Compliance - S-Corp Income Documentation Test: Loan is missing Mortgage Insurance Certificate and Loan is waterfalling to ATR/QM standard requirements
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002660	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002658	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Missing evidence of all assets used to close. Short $XXX.	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Evidence of earlier receipt not found.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXXX XXXX on page 4; however the HOA dues total XXXX XXXX per year. Missing evidence of HOA obligation of $XXX. Review utilized $XXX.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002661	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77176)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Tie In Fee was added to the CD. A valid COC is not in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002654	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002655	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002645	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX			2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The Note reflects the Lender is XXXX XXXX and the Appraisal reflects XXXX XXXX.		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C
XXXX	XXXX	XXXX	8002646	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			1							-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8002633	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The mortgage insurance certificate was not provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXX XXXX/S-Corp)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2069398)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2069399)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM. However, the loan failed due to missing mortgage insurance certificate, which resulted in a Due Diligence Loan Designation to Non QM.
Federal Compliance - S-Corp Income Documentation Test: The loan was originated with a loan designation of Temp SHQM; however, due to the missing mortgage insurance certificate, the loan is waterfalling to QM requirements.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Due to the missing mortgage insurance certificate, the mortgage insurance payment could not be verified and was not input.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Due to the missing mortgage insurance certificate, the mortgage insurance payment could not be verified, resulting in a payment stream that does not match the final closing disclosure.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial closing disclosure, dated XX/XX/XXXX, was not signed or dated.  There is no evidence the borrower received the disclosure at least three business days prior to closing on XX/XX/XXXX.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Due to the application date not being provided, unable to verify if the borrower received the homeownership counseling list within three business days of the application.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Due to the missing mortgage insurance certificate, the mortgage insurance payment could not be verified; therefore, the non-escrowed property costs over year 1 could not be verified.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002648	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Closing Disclosure, issued XX/XX/XXXX, was received by the borrower on XX/XX/XXXX, which is not at least three business days prior to closing and there is no evidence of earlier receipt in images.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to the missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002634	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																								The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	8002638	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Final Closing disclosure is the only Closing Disclosure received and provided to the Borrower at closing. No evidence of signature or receipt prior to closing received in file.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002650	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002649	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $XXX.	Verified liquid assets in the amount of $0.00 are insufficient to meet cash to close of $XXX.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002635	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002636	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The Homeownership Counseling List was not provided to the borrower.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002631	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Tax Certificate not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure at least three (3) days prior to closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. The disclosure is dated XX/XX/XXXX.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002623	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	AUS was missing from File and tax certification confirming monthly taxes of $XXX. Provide an AUS that was used prior to closing date.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,216.00 exceeds tolerance of $890.00 plus 10% or $979.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $66.00 exceeds tolerance of $33.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The originator Loan Designation is Temp SHQM. However, the loan is missing the AUS which resulted in a Due Diligence Loan Designation of Non-QM.
Federal Compliance - QM DTI: Loan was approved with a DTI greater than XXXX% and is failing QM for property Tax documentation and missing AUS.  Provide a tax documentation that supports $XXX a month and documentation to support higher income of $XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased, no change of circumstance or cure was provided to the borrowers. The settlement and endorsement fees are the issue and were not on the initial loan estimate.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX, no changed of circumstance or cure was provided to the borrowers.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Documentation in file to disclose on title that taxes for 2018-2019 were disclosed at $XXXX semi annually. This is the difference in the property cost over year 1.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002624	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002628	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002627	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002629	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX.	Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $60.00 exceeds tolerance of $50.00 plus 10% or $55.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing sufficient asset reserves.
 The AUS required $XXX in reserves, however, only $XXX were documented.  This resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing verification of receipt of the XX/XX/XXXX initial CD
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The Recording Fee of $60.00 exceeds tolerance of $50.00 plus 10% or $55.00. There was no valid change of circumstance provided to the borrower and no cure was provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002619	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: $XXX HOA Verification	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $78,293.45. Due Diligence Finance Charges are $79,723.45. There is a variance of $1,430.00,
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial Loan Application not provided.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002620	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: $XXX Statement, Statement			1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Pg. 1 of final CD includes flood insurance escrow in "Other" line total.		Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002622	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 3,490.19 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: The final CD did not disclose the reason for the loan not having an escrow account.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: The estimated taxes were disclosed at $XXXX but the calculated amount is $XXXX.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002607	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Mortgage Insurance is missing.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX XXXX/Overtime)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX XXXX/Overtime)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2055940)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2060867)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $207.00 exceeds tolerance of $156.00 plus 10% or $171.60. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing Mortgage Insurance Cert and initial 1003 which resulted in a Due Diligence Loan Designation of Non QM.
Federal Compliance - Overtime Bonus 2Yr Calc: Loan is waterfalling to ATR/QM standard requirements because the loan is missing the mortgage insurance.
Federal Compliance - Overtime Bonus Method of Calculation: Loan is waterfalling to ATR/QM standard requirements because the loan is missing the mortgage insurance.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing mortgage insurance payment.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Missing mortgage insurance and monthly amount.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Due to missing mortgage insurance and monthly amount.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing disclosure sequence #1 dated X/XX APR is %XX, and Final closing disclosure dated X/XX APR reflects XX%.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Missing loan application date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing loan application date
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure. Homeowner Association Dues $XXX a year. Mortgage insurance premium not listed and is not being escrowed.	REVIEWER - CURED COMMENT (2022-11-04): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002613	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Initial Loan Estimate electronically issued on XX/XX/XXXX and electronically signed on XX/XX/XXXX. Earliest consent provided is dated XX/XX/XXXX.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal delivery not provided. The version of the acknowledgment of receipt signed at closing has been deemed non-compliant as it does not specify whether borrower is acknowledging receipt of appraisal at least 3 business days prior to closing or has previously waived the delivery timing requirements and has received the appraisal.		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002612	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Provide signed and dated initial 1003 in order to determine timing requirements.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002609	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower:XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Mortgage Insurance Certificate was not provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2046220)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2046221)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $10.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77101)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing the Mortgage Insurance Certificate which resulted in a Due Diligence Loan Designation of Non QM.
Federal Compliance - QM Employment History: Loan file is missing Mortgage Insurance Certificate and is waterfalling to ATR/QM standard requirements.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Flood Certification Fee was last disclosed as $0.00 on LE but disclosed as $10.00 on Final Closing Disclosure.  File does not contain a valid COC for this fee, No cure provided at closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Homeownership Counseling List timing could not be determined due to missing 1003 on file and initial application date could not be determined.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002614	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-461.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $1,383.75 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $461.25 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: PCCD Cured
Federal Compliance - TRID Lender Credit Tolerance Violation: TRID lender credit tolerance violation
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TRID zero percent tolerance violation without sufficient cure provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TRID zero percent tolerance violation without sufficient cure provided
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TIL right to rescind H-8	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002611	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 39.41140% exceeds AUS total debt ratio of 33.02000%. [3] Income Documentation - Income Docs Missing:: Borrower: Viviana Stewart WVOE - Includes Income	Less income calculated in review resulting in higher dti than what was approved by the AUS.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX XXXX)	Federal Compliance - Check Loan Designation Match - QM: Calculated dti exceeds max allowable dti per AUS and loan is waterfalling to a due diligence loan designation of Safe Harbor QM.
																						Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Calculated dti exceeds max allowable dti per AUS and loan is waterfalling to ATR/QM standard documentation requirements.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002618	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Tax Certificate not provided	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX% is in excess of the allowable maximum of  XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXXX (an overage of $XXXX or XX%).
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $705.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM. However, the loan failed points and fees testing which resulted in a Due Diligence Loan Designation to Non QM.
																						Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXXX (an overage of $XXXX or XX%).	REVIEWER - CURED COMMENT (2022-11-07): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002610	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of $4.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77222)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7588)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The 0% Tolerance Fee for TX Guaranty Fee in the amount of $4.00 was not disclosed to the borrower on the initial Loan Estimate. The file does not contain evidence of a valid Change of Circumstances or a cure provided by the Lender.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The 0% Tolerance Fee for Attorney Review Fee in the amount of $XXX was not disclosed to the borrower on the initial Loan Estimate. The file does not contain evidence of a valid Change of Circumstances or a cure provided by the Lender.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002602	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: A signed and dated Initial Loan Application is missing in the file, and therefore unable to determine compliance with timing requirements.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002608	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing Mortgage Insurance Certificate.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2045392)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-405.94  is less than amount of binding Lender Credit previously disclosed in the amount of $-481.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $715.00 exceeds tolerance of $640.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $160.31 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing the Mortgage Insurance Certificate which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credits was last disclosed as -$481.00on LE but disclosed as -$405.94 on Final Closing Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $640.00 on LE but disclosed as $715.00 on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Extension Fee was last disclosed as $0.00 on LE but disclosed as $160.31 on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of originator application date.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002603	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002598	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002594	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.			State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear. State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002591	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002584	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Property type is PUD, AUS reflects Detached. Missing mortgage insurance certificate.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2047824)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2047825)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Unable to confirm TSHQM due to missing documentation
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Closing Disclosure page 1 reflect mortgage insurance escrow payment of $XXXX monthly. Initial Escrow Account Disclosure reflects escrow payment of $XXXX monthly.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Payment stream 2 does not include mortgage insurance in principal and interest payment.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing DisclosureXX/XX/XXXX not signed and dated.
Federal Compliance - TRID Loan Estimate Timing: Loan EstimateXX/XX/XXXX not signed and dated.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Homeownership Counseling List was provided onXX/XX/XXXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Right to Receive a Copy of the Appraisal Disclosure was provided onXX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Homeowners Association Dues cost on page 2 of the Closing Disclosure is $XXXX a month or $XXXX a year. The cost on the Appraisal is $XXXX a month or $XXXX a year. Page 4 has Estimated Property Costs over a Year 1 total of $$XXX and reflects Homeowner Association Dues. Mortgage Insurance Amount. Mortgage Insurance is escrowed on page 1 and on Initial Escrow Account Statement for XXXX monthly.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002590	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002589	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): The previous Lender listed on Title for the 1st and 2nd Mortgages is the same Lender listed on the Note. The Right To Cancel within the loan file is on incorrect Form H-8 when it should be on a H-9 form.		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002592	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,415.63 is less than amount of binding Lender Credit previously disclosed in the amount of $-5,149.00. (9300)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge disclosed as $199,2943.37. Calculated finance charge is $199,459.37. Variance of $165. The XXXX XXXX payoff in section H of the final Closing Disclosure and the Homeowner Course Fee of $75 are included in finance charges.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credits on the Loan Estimate is $-5,149.00 and on the Final Closing Disclosure it is $-4,415.63. A valid Change of Circumstance was not found in file.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002579	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002582	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Provide evidence a copy of each valuation was received by the applicant three (3) business days prior to consummation.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002583	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,432.04 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2058681)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2058680)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2058680)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2058681)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Unable to confirm TSHQM due to missing documentation
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: The lender utilized a monthly tax payment of$XXX.  Documentation in the loan file indicated the monthly expense for hazard insurance was $XXX and for taxes was $XXX. Therefore, the actual Amount of Escrowed Property Costs over Year 1 was $XXX.  However, the final closing disclosure indicated an amount of $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The lender utilized a monthly tax payment of$XXX.  Documentation in the loan file indicated the monthly expense for hazard insurance was $XXX and for taxes was $XXX. Therefore, the actual monthly escrow payment was $206.86.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The lender utilized a monthly tax payment of$XXX.  Documentation in the loan file indicated the monthly expense for hazard insurance was $XXX and for taxes was $XXX. Therefore, the actual monthly escrow payment was $206.86.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The loan file was missing the mortgage insurance certificate, therefore, the actual payment could not be determined.  The lender utilized a monthly payment of $XXX.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Calculated principal and interest monthly payment is $XXX and the final closing disclosure indicates it is $XXX.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: There is no signed and dated initial loan application in the loan file, therefore, it can't be determined if compliance with timing requirements were met.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The loan file is missing the mortgage insurance certificate and thus the monthly mortgage insurance can't properly be calculated.  The final closing disclosure indicates monthly mortgage insurance of $XXX, which calculates to $$XXX as the Amount of Non-Escrowed Property Costs over Year 1.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: The lender utilized a monthly tax payment of$XXX. Documentation in the loan file indicated the monthly expense for hazard insurance was $XXX and for taxes was $XXX. Therefore, the actual monthly escrow payment was $206.86.	REVIEWER - CURED COMMENT (2022-11-07): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002578	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Missing Mortgage Payoff as required by DU. The loan is water falling to ATR/QM requirements.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX XXXX/Overtime)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX XXXX/Overtime)
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - Check Loan Designation Match - QM: Missing Mortgage Payoff as required by DU. The loan is water falling to ATR/QM requirements.
Federal Compliance - Overtime Bonus 2Yr Calc: Missing Mortgage Payoff as required by DU. The loan is water falling to ATR/QM requirements.
																						Federal Compliance - Overtime Bonus Method of Calculation: Missing Mortgage Payoff as required by DU. The loan is water falling to ATR/QM requirements.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002575	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002576	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final Closing Disclosure reflects the Seller paying part of the escrows reflected on page 2, Sections F & G.		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002581	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $295.85 exceeds tolerance of $148.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing Valid COC for increase in discount points on Final CD. No cure provided.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002577	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002585	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Mortgage / Program Eligibility - Transaction Error: Outstanding liens were not paid at closing.: Date Issued: XX/XX/XXXX	SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of  $XXX.
Payoff of $XXX was not included on the Payoffs and Payments page of the final CD dated XX/XX/XXXX.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $62.67 exceeds tolerance of $54.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations:  Net Tangible Benefit Worksheet not signed by borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on CD dated XX/XX/XXXX, no changed of circumstance or cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence borrower received a copy of the valuation not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial application is missing, however waiver for Homeownership Counseling List was not signed by borrower.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Assignee liability is unclear.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002568	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Statement	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $218.75 exceeds tolerance of $160.00 plus 10% or $176.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $487.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $58.75 due to increase of recording fee. No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $0 on LE but disclosed as $487.50 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial loan application.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $$XXX on page 4; however the HOA dues ($XXXX/month) and hazard insurance ($XXXX/month) total $XXXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXXX monthly, correct amount is $XXXX.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002586	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2071723)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2071724)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,780.63  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,886.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (InterXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing the Mortgage Insurance Certificate which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Lender Credit Tolerance Violation: The Initial Loan Estiamte datedXX/XX/XXXX reflects a lender credit in the amount of $2,886.00.  However, the Final signed anddated Closing Disclosure datedXX/XX/XXXX reflects a lender credit of $1,780.63.  The loan file does not contain evidence of a Changed Circumstance.
Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: The Initial Loan Estiamte was issued onXX/XX/XXXX and Initial Closing Disclosure was issued onXX/XX/XXXX, another revised Loan Estimate was than issued onXX/XX/XXXX and Closing Disclosure issued onXX/XX/XXXX and a final revised Loan Estaimte onXX/XX/XXXX and Closing Disclosure after onXX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: The Initial Loan Estiamte was issued onXX/XX/XXXX and Initial Closing Disclosure was issued onXX/XX/XXXX, another revised Loan Estimate was than issued onXX/XX/XXXX and Closing Disclosure issued onXX/XX/XXXX and a final revised Loan Estaimte onXX/XX/XXXX and Closing Disclosure after onXX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002574	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $129.00 exceeds tolerance of $112.00 plus 10% or $123.20. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002569	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $299.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7713)
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Pest Inspection fee in the amount of $299.75 added on the Final CD XX/XX/XXXX exceeds Loan Estimate XX/XX/XXXX amount of $0.00 without a sufficient cure or credit.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002566	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002580	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: Verified final closing disclosure XX/XX/XXXX estimated escrow stream 1 is $XXX while disclosed escrow payments is $248.18 including hazard insurance of $42.02 and real estate tax of $XXX.	REVIEWER - CURED COMMENT (2022-11-08): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002570	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller Disclosure not provided
																						Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan EstimateXX/XX/XXXXoes not contain signature. Unable to determine if provided to the borrower within 4 business days prior to closing		Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002563	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX HOA Verification, Other
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXXs // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXXs // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The file is missing the PMI Certificate.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2050492)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2050491)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2050491)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2050492)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM (GSE/Agency Eligible). However, the loan is missing the PMI Certificate which resulted in a Due Diligence Loan Designation of NON QM.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of XXXX, but the loan is missing the PMI Certificate and is waterfalling to ATR/QM standard DTI requirement of maximum XXXX%.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: The Amount of Escrowed Property Costs over Year 1 should be $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The file is missing the PMI Certificate and the monthly PMI has not been calculated in the payment.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The file is missing the PMI Certificate and the monthly PMI has not been calculated in the payment.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The file is missing the PMI Certificate and the monthly PMI has not been calculated in the payment.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: The file is missing the PMI Certificate and the monthly PMI has not been calculated in the payment.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The loan is missing evidence of mortgage insurance required by the AUS, so the loan is water falling to ATR/QM standard documentation requirements.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements for the RESPA Homeownership Counseling List  due to missing Initial Loan Application Date.
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Initial escrow account statement reflects $XXX as an escrow monthly payment.

The final CD reflects $XXX as an escrow  monthly payment.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The total Amount of Non-Escrowed Property Costs over Year 1 should before  the HOA ($XXX/month) $XXX/year.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: The file is missing the PMI Certificate and the monthly PMI has not been calculated in the payment.	REVIEWER - CURED COMMENT (2022-10-31): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002562	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Required MI Cert was not provided in the loan file	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of Temporary SHQM but due to missing MI Cert the loan is waterfalling to a Loan Designation of Safe Harbor QM
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence the borrower was provided the appraisal within 3 business days.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXXX on page 4; however the HOA dues total $XXXX per year. Final CD reflects Estimated HOA of $XXXX monthly, correct amount is $XXXX.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002556	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The loan is missing the updated AUS and Mortgage Insurance Certificate per agency requirements.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXX XXXX/Overtime)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX XXXX/Overtime)
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2050655)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2050656)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The loan was AUS approved with an Originator Loan Designation of Temporary SHQM. However, the is missing updated AUS and the Mortgage Insurance Certificate resulting in a Due Diligence Loan Designation of Non Qm
Federal Compliance - Overtime Bonus Declining: The updated Agency AUS and Mortgage Insurance Certificate not found and the loan is water falling to ATR/QM standard documentation requirements.
Federal Compliance - Overtime Bonus Method of Calculation: The updated Agency AUS and Mortgage Insurance Certificate was not found and the loan is water falling to ATR/QM standard documentation requirements.
Federal Compliance - QM Employment History: The updated Agency AUS and Mortgage Insurance Certificate was not found and the loan is water falling to ATR/QM standard documentation requirements.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The Mortgage Insurance Certificate was missing.  Therefore, it was not possible to determine the accuracy of payment stream 1 on the final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: The Mortgage Insurance Certificate was missing.  Therefore, it was not possible to determine the accuracy of payment stream 2 on the final Closing Disclosure.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: It was not possible to determine the timing requirements were met for the Homeownership Counseling Checklist due to the missing initial loan application.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: There were no Non-Escrowed Property Costs on this loan. Therefore, the amount of the Non-Escrowed Property Costs over Year 1 on page 4 of the final Closing Disclosure should not be completed.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002559	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final Title Policy Amount of $XXX is less than the note amount of $XXX based on the Final in file. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The file is missing a copy of the Mortgage Insurance Certificate. The Final Title Policy Amount of $XXX is less than the note amount of $XXX based on the Final in file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Commission Justification: Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than two (2) years not justified or documented. (XXXX XXXX/Commission)
[3] Federal Compliance - Commission Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Commission income required to be averaged over a period of at least two (2) years. (XXXX XXXX/Commission)
[3] Federal Compliance - Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXXX XXXX/Commission)
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2050604)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2050603)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2050603)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2050604)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 5,036.64 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing Most recent Tax return transcripts which resulted in a Due Diligence Loan Designation of Non-QM.
Federal Compliance - Commission Justification: The file is missing a copy of Schedule A/ Form 2106 Expenses on the recent Tax returns.
Federal Compliance - Commission Method of Calculation: The file is missing a copy of Schedule A/ Form 2106 Expenses on the recent Tax returns.
Federal Compliance - Commission Tax Documentation: The file is missing a copy of Schedule A/ Form 2106 Expenses on the recent Tax returns.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: Verified, Final Closing Disclosure XX/XX/XXXX Escrowed Property Cost over Year 1 is $$XXX. with a monthly escrow payment of $XXX. Disclosed Calculated Escrowed payments include Real Estate Tax of $XXXplus Hazard insurance of $XXX and HOA Dues of $XXX which sum up to $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Verified, Final Closing Disclosure XX/XX/XXXX Escrowed Property Cost over Year 1 is $$XXX. with a monthly escrow payment of $XXX. Disclosed Calculated Escrowed payments include Real Estate Tax of $XXXplus Hazard insurance of $XXX and HOA Dues of $XXX which sum up to $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Verified, Final Closing Disclosure XX/XX/XXXX Escrowed Property Cost over Year 1 is $$XXX. with a monthly escrow payment of $XXX. Disclosed Calculated Escrowed payments include Real Estate Tax of $XXXplus Hazard insurance of $XXX and HOA Dues of $XXX which sum up to $XXX.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: An AUS required MI Certificate reflecting the MI paymet and terms is missing.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: An AUS required MI Certificate reflecting the MI paymet and terms is missing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The file was missing a copy of the Homeownership Counseling  disclosure or proof of the borrower's receipt within 3 days of originator application date.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Verified Non-Escrowed Property cost over year 1 is $XXX.  Disclosed Calculated Escrowed payments include Real Estate Tax of $XXXplus Hazard insurance of $XXX and HOA Dues of $XXX which sum up to $XXX.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: Disclosed Calculated Escrowed payments include Real Estate Tax of $XXXplus Hazard insurance of $XXX and HOA Dues of $XXX which sum up to $XXX.	REVIEWER - CURED COMMENT (2022-10-26): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002557	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX Tax Verification Insurance Verification			1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Valuation in file was not reported until XX/XX/XXXX which is after the date the borrower actually received the appraisal on XX/XX/XXXX.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002551	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Farming Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Farming Income). (XXXXFarm Income/Schedule F)
[3] Miscellaneous Compliance - Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXXX Retired/Social Security)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX% is in excess of the allowable maximum of  XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of$XXX (an overage of $XXXX or XX%).
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX- Land.  Lease Agreement and/or Tax Return not provided. (XXXX- Land/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX  Lease Agreement and/or Tax Return not provided. (XXXX/Schedule E)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $132.00 exceeds tolerance of $96.00 plus 10% or $105.60.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,218.75 exceeds tolerance of $4,050.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Loan Designation Match - QM: QM points and fees exceeded, loan waterfalling to Non-QM requirements.
Federal Compliance - Farming Income Documentation Test: QM points and fees exceeded, loan waterfalling to Non-QM requirements.
Miscellaneous Compliance - Non Taxable Income: QM points and fees exceeded, loan waterfalling to Non-QM requirements.
Federal Compliance - QM DTI: QM points and fees exceeded, loan waterfalling to Non-QM requirements.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXXX or XX%).
Federal Compliance - Rental Income Documentation - Schedule E Method Test: QM points and fees exceeded, loan waterfalling to Non-QM requirements.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: QM points and fees exceeded, loan waterfalling to Non-QM requirements.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002553	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The Final Closing Disclosure reflects HOA dues for 1 yr as $XXXmo, while the Appraisal reflects HOA dues as $XXX mo.		Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002547	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Miscellaneous - Credit Exception:
[3] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of 97.00000% exceeds Guideline high loan to value percentage of 9%XX
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 97.00000% exceeds Guideline combined loan to value percentage of 9%XX.
[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 97.00000% exceeds Guideline loan to value percentage of 9%XX.
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing MI Certificate.
Missing documentation to evidence creditors for excluded debts are for the items listed in the divorce decree as ex-spouse's responsibility.
DU Recommendation is Approve/Ineligible w/97% HCLTV.  Maximum HCLTV for manually underwritten loans is 95%.  Underwriting approval reflects exception for HCLTV.
DU Recommendation is Approve/Ineligible w/97% CLTV.  Maximum CLTV for manually underwritten loans is 95%.  Underwriting approval reflects exception for CLTV.
DU Recommendation is Approve/Ineligible w/97% LTV. Maximum LTV for manually underwritten loans is 95%. Underwriting approval reflects exception for LTV.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2048377)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2048378)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $540.00 exceeds tolerance of $525.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM (GSE/Agency eligible. However, the loan exceeds LTV guidelines, which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing MI Cert to determine MI payments
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Missing MI Cert to determine MI payments
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of actual receipt date of initial Closing Disclosure, issued on XX/XX/XXXX, is not provided.  Default receipt date is XX/XX/XXXX, which is < 3 business days prior to the closing date (XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Monthly MI was disclosed as a Non-Escrowed Property Cost on the final CD.	REVIEWER - CURED COMMENT (2022-10-25): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002545	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002548	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002552	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $911.25 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of borrower's receipt of the Initial Closing Disclosure dated XX/XX/XXXX was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Re-Inspection Fee disclosed on the initial Loan Estimate dated XX/XX/XXXX was $0.00 but increased to $145.00 on the final closing disclosure. No valid change of circumstance or a cure of $145.00 was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Extension Fee disclosed on the initial Loan Estimate dated XX/XX/XXXX was $0.00 but increased to $911.25 on the final closing disclosure. No valid change of circumstance or a cure of $911.25 was provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002546	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002544	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,050.00 exceeds tolerance of $2,520.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD dated XX/XX/XXXX not signed or dated by borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure for borrower provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial loan application date not provided.
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Final CD escrow $XXX
Initial Escrow disclosure $XXX	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002539	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: The hazard policy reflects an annual premium of $XXX which is equal to $XXX monthly, the CD reflects monthly hazard payment of $XXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002538	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002534	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Testing: The correct annual escrowed property cost is $XXX instead of $XXX, based on the combined monthly tax and insurance payment of $XXX.		Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002535	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,348.83 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2050033)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $144.50 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: This property was new construction in 2018, meaning that the property taxes/ tax escrow currently disclosed on the closing disclosure are for the land only with no house on it.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: This property was new construction in 2018, meaning that the property taxes/ tax escrow currently disclosed on the closing disclosure are for the land only with no house on it.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: This property was new construction in 2018, meaning that the property taxes/ tax escrow currently disclosed on the closing disclosure are for the land only with no house on it.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The credit report was disclosed to the borrower on the loan estimate as $1,00.00 but it appeared on the closing disclosure as $144.50 , but lender provided cure 0f 44:50 .	REVIEWER - CURED COMMENT (2022-10-27): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022-10-27): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002532	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)		REVIEWER - CURED COMMENT (2022-11-09): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002533	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The file was missing a copy of the Right to Receive Appraisal Disclosure or proof of the borrower's receipt within 3 days of originator application date.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002521	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Seller paid portion of Taxes and Insurance		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002518	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002515	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.			Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002509	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXX.		1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $355.00 exceeds tolerance of $194.00 plus 10% or $213.40. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The issued change of circumstance does not justify the increase in title fees and there is no cure issued at closing.					TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002507	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002496	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Loan Estimate Timing: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Right to receive appraisal was not provided within 3 days of application to the borrower.	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																								The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002505	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence if/when report was provided to borrower is missing from file.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002499	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002516	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002491	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Tax Verification			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002492	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing MI cert to verify monthly MI payments.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002494	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002495	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002493	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002486	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The loan is missing the MI Cert	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXXX XXXX/Schedule C)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX XXXX/Schedule C)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2049508)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2049509)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the MI Cert and is waterfalling through the QM testing.
Federal Compliance - QM DTI: The loan is missing the MI Cert and is waterfalling through the QM testing.
Federal Compliance - Self Employed YTD: The loan is missing the MI Cert and is waterfalling through the QM testing.
Federal Compliance - Sole Proprietorship Income Documentation Test: The loan is missing the MI Cert and is waterfalling through the QM testing.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The file is missing the Mortgage Insurance Certificate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: The file is missing the Mortgage Insurance Certificate.
Federal Compliance - TRID Loan Estimate Timing: There is no evidence the LE was provided to the borrower within 3 days of the application.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The revised LE was not received by the borrower within 4 days of closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The homeownership counseling list was not provided within 3 days of the application.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: There is no evidence that the borrower was provided with the right to receive a copy of the appraisal within 3 days of the application.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The transfer tax was disclosed at $XXX and a cure of $XXX was provided.	REVIEWER - CURED COMMENT (2022-11-30): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002485	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Loan File - Missing Document: Hazard Insurance Policy not provided	$XXX shortage, please provide actual policy to determine if any extended coverage is provided, lender printout used for review.		1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002484	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			1							-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8002481	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The insurance coverage of $XXX results in a shortfall in the amount of $XXX. Verification of employment is not required for prior employment. Verification of employment is not required for prior employment.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002480	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002487	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002488	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXX.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002473	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: The closing disclosure dated XX/XX/XXXX was not signed and dated. There is no evidence the borrower received this closing disclosure at least three business days prior to closing on XX/XX/XXXX.		Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002468	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Loan is missing the Mortgage Insurance Cert and therefore not Agency Saleable as all Conditions are not met.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2049168)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2049169)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-488.75 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,711.00. (9300)	Federal Compliance - Check Loan Designation Match - QM: Loan is missing the Mortgage Insurance Cert and therefore not Agency Saleable as all Conditions are not met. Designation of Temporary Safe Harbor QM is waterfalling to Safe Harbor QM
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Loan is missing the Mortgage Insurance Cert and unable to accurately determine the MI payment and criteria
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Loan is missing the Mortgage Insurance Cert and unable to accurately determine the MI payment and criteria
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit shown on Initial Loan Estimate decreased on Final CD. Term of loan changed from XX year to XX year from Loan Estimates issued on XX/XX/XXXX. No valid changed circumstance documentation or sufficient cure were provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002471	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002479	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002469	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.			1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $80.00 plus 10% or $88.00. Sufficient or excess cure was provided to the borrower. (0)		REVIEWER - CURED COMMENT (2022-11-30): Sufficient Cure Provided within 60 Days of Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002466	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXX is less than AUS Available for Closing of  $XXX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Unable to confirm "Other " Assets for $617.83 as required by the AUS Documented qualifying Assets of $XXX is less than AUS Available for Closing of $XXX. Available funds are insufficient by $XXX. Loan is missing MI Certificate, all conditions not met	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2058631)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2058632)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/11545880)	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing MI Certificate to verify accurate amount of MI payment.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan due to missing MI Certificate to verify accurate amount of MI payment.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided to Borrower at least three business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three business days prior to closing.
Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: Borrower provided appraisal waiver XX/XX/XXXX, less than three business days prior to closing.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Unable to confirm 2 year history	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002464	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] General - Missing Document: Source of Funds/Deposit not provided	Gift of $XXX was used to qualify. Provided evidence of receipt of fund to Borrower's account documenting transfer of funds. File is missing final AUS; XXXX AUS showing agency approved was used for review. AUS in file for same date requires full appraisal (1004). UW notation at origination shows XXXX Rapid Value used. Final Closing Disclosure shows Rapd Value fee in place of appraisal. Provide AUS which shows Rapid Value as acceptable documentation. Gift of $XXX was used to qualify. Provided evidence of receipt of fund to Borrower's account documenting transfer of funds.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75158)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7514)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 2,331.84 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Loan has waterfalled to QM requirements baed upi missing AUS documentation.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valuation type used changed from Appraisal on Loan Estiamte to XXXX Rapid Value on Final Closing Disclosure. Subsequent fees changed for the valuation product in Section B of the Final CD. No valid changed circumstance was provided. No cure provided to the Borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valuation type used changed from Appraisal on Loan Estiamte to XXXX Rapid Value on Final Closing Disclosure. Subsequent fees changed for the valuation product in Section B of the Final CD. No valid changed circumstance was provided. No cure provided to the Borrower.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Final 1003 show HOA fees of $XXX per month. HOA documentation to support monthly amount was not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002465	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $58.71 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Loan Designation Match - QM: Loan Designation is waterfalling due to missing income documents. Unable to verify income for Iron Workers Local 401/Wages. Most recent paystub, W-2 covering the most recent 2 year period and or a completed VOE not provided.
Federal Compliance - QM Employment History: No income was used for qualification for Local 401 but there was no proof the borrower was working with union between employment with XXXX XXXX.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report Fee disclosed on the initial Loan Estimate in the amount of $50.00 increased to $58.71 on the Final Closing Disclosure. No Valid Change of Circumstance or cure provided to the borrower.	REVIEWER - CURED COMMENT (2022-10-21): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002461	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $500.94 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7334)		REVIEWER - CURED COMMENT (2022-11-15): Sufficient Cure Provided within 60 Days of Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002455	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXX.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of Initial CD receipt or acknowledgement 3 days prior to closing is not in file.
Federal Compliance - TRID Loan Estimate Timing: Application date ofXX/XX/XXXXand Loan Estimate in file is datedXX/XX/XXXXederal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Evidence of disclosure receipt within 3 days application is not in file.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Application date ofXX/XX/XXXXearliest right to receive appraisal disclosure dated XXXX.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002447	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing MI certification SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX XXXX/Overtime)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,924.00 exceeds tolerance of $1,482.00 plus 10% or $1,630.20.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $8,439.87 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7591)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $514.28 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $78.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (73133)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.	Federal Compliance - Check Loan Designation Match - QM: Failure due to missing MI Certification making loan non agency salable. Loan is waterfalling to QM/ATR testing requirements.
Federal Compliance - Overtime Bonus 2Yr Calc: Failure due to missing MI Certification making loan non agency salable. Loan is waterfalling to QM/ATR testing requirements.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate dated XX/XX/XXXX was received by the borrower after the Closing Disclosure dated XX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total fees exceed 10% allowable variance by $293.80.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The file did not contain a Change of Circumstance for the increased Mortgage Insurance fee.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The file did not contain a Change of Circumstance for the added Extension Fee of $514.28.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The file did not contain a Change of Circumstance for the added Tax Service Fee of $78.00.
Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Title fees are disclosed in Section B when they should be disclosed in Section C due to the Service Provider List reflects the borrower shopped for their own Provider.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002452	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Closing Disclosure datedXX/XX/XXXX was not provided to the borrower three days prior to closing.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002453	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage. [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $6,795.05 exceeds tolerance of $748.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Escrow Account: Final Closing Disclosure dated XX/XX/XXXX disclosed that borrower will not have an escrow account on page 1 but did not indicate that borrower will not have an escrow on page 4.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Final Closing Disclosure dated XX/XX/XXXX disclosed that borrower will not have an escrow account on page 1 but did not indicate that borrower will not have an escrow on page 4.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount points disclosed on the Loan Estimate dated XX/XX/XXXX were $748.00 but increased to $6,795.05 on the Final Closing Disclosure dated XX/XX/XXXX. No change of circumstance/cure provided for this increase.
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: Final Closing Disclosure dated XX/XX/XXXX disclosed that borrower will not have an escrow account on page 1 but did not indicate that borrower will not have an escrow on page 4. It also did not disclose the Estimated Property Costs over Year 1 on page 4.	Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	C	C	C	C	C	D	D	D	D	D
XXXX	XXXX	XXXX	8002430	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002432	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing Mortgage Insurance Certificate.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2073256)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2073257)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $665.00 exceeds tolerance of $540.00. Sufficient or excess cure was provided to the borrower. (7506)	Federal Compliance - Check Loan Designation Match - QM: Missing Mortgage Insurance Certificate.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing Mortgage Insurance Certificate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Missing Mortgage Insurance Certificate.	REVIEWER - CURED COMMENT (2022-11-29): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002436	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002428	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for State Regulatory Fee. Fee Amount of $3.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77220)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for ILAPLD. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77219)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is no valid changer of circumstance of cure provided for this fee increase from the initial loan estimate.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is no valid change of circumstance or cure provided for this fee increase from the initial Loan Estimate.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002433	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Credit Eligibility - Credit report shows credit payments as currently delinquent.	Credit report shows Current Delinquencies		1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002435	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Miscellaneous Compliance - TRID Error: Cash at settlement from or to borrower is blank.: Date Issued: XX/XX/XXXX
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Miscellaneous Compliance - TRID Error: Cash at settlement from or to borrower is blank.: Final Closing Disclosure dated XX/XX/XXXX, Summaries of Transaction section, the To/From cash to close section is not completed.
																						Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure was issued on XX/XX/XXXX, missing borrower signature and date. Final Closing Disclosure was issued on XX/XX/XXXX signed and dated on same day. Borrower was not provided initial Closing Disclosure 3 business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002429	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of $6.00 exceeds tolerance of $3.00. Insufficient or no cure was provided to the borrower. (77222)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The TX Guaranty Fee increased by $3.00 from $3.00 to $6.00 with no valid change of circumstance or cure provided in the file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002423	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,157.88 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $XXX on page 4; however the taxes and insurance are $XXX per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.		Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002434	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $420.75 exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Transfer Tax Fees increased from $400.00 to $420.75 with cure of $20.75 provided to the borrower.	REVIEWER - CURED COMMENT (2022-11-15): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002439	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: $XXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing verbal verification of employment within 10 business days of the Note.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - ARM Disclosure Timing Test: The ARM Disclosure has a borrower signature date of XX/XX/XXXX, which is not within three business days of application date XX/XX/XXXX.
Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM.  However, the loan is missing Verbal Verification of employment within ten business days of Note which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: There are no seller fees on the consumer's final closing disclosure issued XX/XX/XXXX. There is also no evidence of the Seller's Closing Disclosure.
Federal Compliance - TRID Loan Estimate Timing: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The Homeownership Counseling List Disclosure is dated XX/XX/XXXX, which is not within three business days of application date XX/XX/XXXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The Right to Receive Copy of Appraisal Disclosure is dated XX/XX/XXXX, which is not within three business days of application date XX/XX/XXXX.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002413	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of 75.46875% exceeds AUS high loan to value percentage of 7%XX
[3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 75.46875% exceeds AUS combined loan to value percentage of 7%XX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of 75.46875% exceeds AUS loan to value percentage of 7%XX.
[3] General - Initial Rate Lock rate date is not documented in file.
													[3] Income Documentation - REO Documents are missing.: Address: XXXX Lease Agreement	The Appraised value of $XXX on the appraisal report does not match the value of $XXX on the approval. The Appraised value of $XXX on the appraisal report does not match the value of $XXX on the approval. The Appraised value of $XXX on the appraisal report does not match the value of $XXX on the approval.		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Final appraisal received after closing.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002417	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Acknowledgement that borrower received the appraisal at least three business days prior to closing nor an appraisal waiver was provided					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002446	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $36.55 exceeds tolerance of $29.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2022-10-20): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002389	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002393	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of  $XXX.
SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXX.	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $65.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (73133)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: There is a payment variance of $67.19	REVIEWER - CURED COMMENT (2022-11-29): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8002399	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002414	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002394	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided [3] Credit Documentation - Purchase contract date not provided.	The file is missing a copy of the purchase agreement/ sales contract.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $89.00 exceeds tolerance of $60.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of originator application date.	REVIEWER - CURED COMMENT (2022-11-04): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8002392	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Failure due to missing MI certification which is agency non salable and does not meet conditions of the AUS	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Miscellaneous Compliance - Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXXX XXXX/Social Security)
[3] Miscellaneous Compliance - Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXXX XXXX Retired/Social Security)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: Failure due to missing MI certification which is agency non salable and does not meet conditions of the AUS
Miscellaneous Compliance - Non Taxable Income: Failure due to missing MI certification which is agency non salable and does not meet conditions of the AUS which is waterfalling to QM/ATR requirements.
Miscellaneous Compliance - Non Taxable Income: Failure due to missing MI certification which is agency non salable and does not meet conditions of the AUS which is waterfalling to QM/ATR requirements.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure dated: XX/XX/XXXX, evidence of borrower's receipt was not provided within the appropriate timing requirements.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002409	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX/XXXX)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX XXXX/Schedule C)
[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX XXXX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $190.00 exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.
Federal Compliance - QM Employment History: The co-borrower was previously employed from XX/XX/XXXXo XX/XX/XXXX His current employment began on XX/XX/XXXXnd there is no letter of explanation in the file regarding the gap in employment.
Federal Compliance - Sole Proprietorship Income Documentation Test: The loan file contains tax returns for the most recent two years, however, they are not signed and dated by the borrowers.  Additionally, there is no balance sheet located in the loan file.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: The buyers' final closing disclosure did not reflect any seller paid fees and there was no seller's closing disclosure found in the loan file.
																						Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: The loan file contains tax returns for the most recent two years, however, they are not signed and dated by the borrowers. Additionally, there is no balance sheet located in the loan file.	REVIEWER - CURED COMMENT (2022-11-29): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002395	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Statement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002388	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2047204)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2047203)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: The Final Closing Disclosure provided an estimated escrow payment of $XXX however the Initial Escrow Disclosure provided to the borrower on XX/XX/XXXXtates the payment will be $XXX which has caused the projected payments to be incorrect on the final closing disclosure.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The Final Closing Disclosure provided an estimated escrow payment of $XXX however the Initial Escrow Disclosure provided to the borrower on XX/XX/XXXXtates the payment will be $XXX which has caused the projected payments to be incorrect on the final closing disclosure.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The Final Closing Disclosure provided an estimated escrow payment of $XXX however the Initial Escrow Disclosure provided to the borrower on XX/XX/XXXXtates the payment will be $XXX which has caused the projected payments to be incorrect on the final closing disclosure.	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002401	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Miscellaneous - Credit Exception:	File is missing a fully executed close out letter for the 2nd mortgage.		1				2	[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure. [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $919.00 exceeds tolerance of $813.00 plus 10% or $894.30. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Title fees are disclosed in Section B when they should be disclosed in Section C due to the Service Provider List reflects the borrower shopped for their own Provider.	REVIEWER - CURED COMMENT (2022-10-20): Sufficient Cure Provided At Closing	Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002398	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $26.50 exceeds tolerance of $24.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2022-11-11): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002383	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $31.50 exceeds tolerance of XXXX XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: The initial Loan Estimate was issued on XX/XX/XXXX, which is after the CD issued onXX/XX/XXXX.	REVIEWER - CURED COMMENT (2022-11-28): Sufficient Cure Provided At Closing	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002386	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The hazard insurance coverage amount is short $5,695.00.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,493.51  is less than amount of binding Lender Credit previously disclosed in the amount of $-5,380.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $2,060.00 exceeds tolerance of $2,053.00. Insufficient or no cure was provided to the borrower. (7567)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Closing Disclosure is missing from the file to verify it was issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credit changed from -$5,380 to  -$4,493.51.  The file is missing a valid Change of Circumstance.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The title insurance fee changed from $2,053 to $2,060 and a valid Change of Circumstance is not in file.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002381	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002384	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The coverage shortfall is $48,200.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XX% outside of 0.125% tolerance. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2047095)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.	Federal Compliance - TRID Final Closing Disclosure Amount Financed: The calculated finance charge is $127,493.66 .The Final Closing Disclosure finance charge of $116,682.74, is lower than the calculated finance charge. This results in a variance of -$10,810.92
Federal Compliance - TRID Final Closing Disclosure APR: The APR of XX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XX% outside of 0.125% tolerance.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The calculated finance charge of $127,493 is higher than the Final Closing on Disclosure finance charge of $166,682.74. This results in a variance of -$10,810.92
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The Final Closing Disclosure payment stream 1 does not show a mortgage insurance payment. The initial escrow account disclosure, also, does not show mortgage insurance as escrowed.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The calculated total of payments are $XXX. The Final Closing Disclosure total payments on page 5 are $265,279.48, which are lower than the calculated total payments.	Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002385	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $2,283.65.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $2,283.65.		1				3	[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: CD does not provide information if escrow was declined or if lender does not offer it.		Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002375	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002366	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $466.00 exceeds tolerance of $396.00 plus 10% or $435.60. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of the borrower's receipt of the Closing Disclosure at least three (3) days prior to closing.	REVIEWER - CURED COMMENT (2022-11-28): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002368	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Address: XXXX XXXX, Address: XXXX XXXX, Address: XXXX XXXX, Address: XXXX XXXX Statement Statement Statement, Tax Verification Statement Statement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002365	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Failure due to missing MI certificate as required by DU	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2046752)
[3] Federal Compliance - TRID Post Close Closing Disclosure Timing Regular Transactions: TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation.  Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $160.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $360.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM. However the file is missing MI certificate making loan non agency salable and is resulting in a Due Diligence Loan Designation of Safe Harbor QM
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Failure due to missing MI certificate
Federal Compliance - TRID Post Close Closing Disclosure Timing Regular Transactions: APR on final closing disclosure dated XX/XX/XXXX was XX% but changed to XX% on the post close closing disclosure dated XX/XX/XXXX. An extension fee of $360 and Tax service fee of $70 were paid on the final and post closing Closing Disclosures, and a valid change of circumstance was not disclosed to the borrower, within required disclosure timings
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee of $160.00 was paid on the final and post closing Closing Disclosures dated XX/XX/XXXX and XX/XX/XXXX. No valid change of circumstance or cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Extension fee disclosed on the Loan Estimate dated XX/XX/XXXX was $233.00 but increased to $360.00 on the final closing disclosure. No valid change of circumstance or cure was provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Post Close Closing Disclosure Timing Regular Transactions: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002364	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002361	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: None of the Notice of Special Flood Hazard Disclosures were signed before closing. Doc 89 is a Flood notice that was signed on the note date.		Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002367	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of earlier receipt.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002362	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $275.00 exceeds tolerance of $248.00. Insufficient or no cure was provided to the borrower. (8304)
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer tax exceeds tolerance of $248.00 without change of circumstance or sufficient cure in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002371	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002347	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance. [3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Application / Processing - Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $44.82 exceeds tolerance of $30.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,060.25 exceeds tolerance of $1,055.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX) due to missing initial 1003
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does contain a valid COC for this fee, and evidence of cure in file. But cure provided was insufficient
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does contain a valid COC for this fee, and evidence of cure in file. But cure provided was insufficient	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002346	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002336	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Statement, Tax Verification [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	1	3	[3] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2047363)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Temporary Buydown Administration Fee.  Fee Amount of $2,772.86 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7338)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Other Compliance Exception (Manual Add): 1) TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: AIR Table subsequent change on page 4 of Final CD reflects Subsequent Changes as "Every" 12 months after first change, but this is only 1 change and it should reflect as "Adjusts Once". & 2)TRID Final Closing Disclosure AIR Table Minimum Interest Rate: Interest rate disclosed of XX% is based on the buydown amount on the buydown schedule However, Interest rate of XX% is based on borrower making a buydown payment of $XXX. Buydown payment collected from borrower was $XXX calculates to XX% initial rate. & 3) TRID Final Closing Disclosure Interest Rate Change After Closing Test: Interest Rate disclosed as XX% ($XXX) on CD is based on the buydown payment schedule that reflects a buydown payment of $XXX. Buydown payment collected from borrower was $XXX and calculated rate is XX% and P&I of $XXX.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final CD disclosed as Fixed Rate and not Step Payment (Temporary Buydown)
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Projected Principal & Interest disclosed on CD ($XXX) is based on the buydown payment schedule that reflects a buydown payment of $XXX.  Buydown payment collected from borrower was $XXX. Principal and interest payment based on the buydown payment of $XXX is $$XXX.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC Provided to the borrower for this tolerance cure	Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002340	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Appraisal Documentation - Missing Document: Appraisal not provided	The loan is missing the appraisal required by the DU	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX XXXX/Schedule C)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of $170.00 exceeds tolerance of $110.00.  Sufficient or excess cure was provided to the borrower at Closing. (7522)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $29.88 exceeds tolerance of $15.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75158)	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the appraisal required by the DU and as such is waterfalling through QM testing
Federal Compliance - Sole Proprietorship Income Documentation Test: The loan is missing the appraisal required by the DU and as such is waterfalling through QM testing
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Document Preparation Fee was last disclosed as $110.00on LE but disclosed as $170.00 on the final CD.  File contains a cure for $154.94 however remaining to cure is $25.06.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report Fee was last disclosed as $15 on LE but disclosed as $29.88 on the final CD.  File does not contain a valid COC for this fee.   File contains a cure for $154.94 however remaining to cure is $25.06.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Property Inspection Fee was mot disclosed on the Loan Estimate. File does not contain a valid COC for this fee. File contains a cure for $154.94 however remaining to cure is $25.06.	REVIEWER - CURED COMMENT (2022-11-28): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2022-11-28): Sufficient Cure Provided At Closing
																							REVIEWER - CURED COMMENT (2022-11-28): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8002337	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX Bank // Account Type: Checking / Account Number: XXXX	Two months bank statements required per AUS, one month provided. Two months required per AUS.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: Missing two months bank statements required per the AUS. Loan is waterfalling to a due diligence loan designation of Safe Harbor QM.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The LE datedXX/XX/XXXXas not provided a minimum of 4 days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002331	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $313.75 exceeds tolerance of $306.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Valid COC or cure provided		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002349	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD datedXX/XX/XXXX was not provided to borrower at least three business days prior to closing XX/XX/XXXX		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002329	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The loan file is missing the mortgage insurance certificate.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX XXXX/Overtime)
[3] Federal Compliance - Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXX XXXX/Overtime)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX XXXX/Overtime)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2049382)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2049383)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the loan is missing the mortgage insurance certificate, resulting in a Due Diligence Loan Designation of Non QM.
Federal Compliance - Overtime Bonus 2Yr Calc: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the loan is missing the mortgage insurance certificate required by the AUS, so the loan is water falling to ATR/QM standard documentation requirements.
Federal Compliance - Overtime Bonus Declining: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the loan is missing the mortgage insurance certificate required by the AUS, so the loan is water falling to ATR/QM standard documentation requirements.
Federal Compliance - Overtime Bonus Method of Calculation: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the loan is missing the mortgage insurance certificate required by the AUS, so the loan is water falling to ATR/QM standard documentation requirements.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: The Final Closing Disclosure provided onXX/XX/XXXX reflects a monthly escrow payment
of $1152.92 that is not accurate. The actual escrow payment is $1543.35.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002330	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Tax Certificate not provided	Hazard Insurance Coverage Amount is insufficient by $43,350.00.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Unable to disclose any Seller paid fees/charges due to missing Seller's Closing Disclosure.
																						Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: Discrepancy is with the real estate taxes. Taxes used $XXX/month, calculated amount used was XXXX% of the sales price. A tax certificate was not provided.		Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002338	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal. Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): The existing lender is the same as the new lender, and the Right to Cancel form was incorrect.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002322	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	All DU conditions were not met due to missing the Private Mortgage Insurance Certificate as required by DU Condition #9.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: Subject loan does not meet the requirements of Temporary SHQM (GSE/Agency Eligible) due to missing the Private Mortgage Insurance Certificate and all DU conditions not being met.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002321	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Temporary Buydown Points.  Fee Amount of $2,242.80 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7339)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Other Compliance Exception (Manual Add): Buydown amount collected does not match total buydown funds required pre Buydown Schedule on Buydown Agreement.
Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: AIR Table subsequent change on page 4 of Final CD reflects Subsequent Changes as "Every" 12 months after first change, but this has only one change and it should reflect "Adjusts Once".  Corrected CD and LOE to borrower required to cure.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial Closing Disclosure issued onXX/XX/XXXX was not acknowledged by Borrower at least three business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The initial Loan Estimate issued onXX/XX/XXXX does not reflect a Temporary Buy Down Point, however the final signed and dated CD issuedXX/XX/XXXX does reflect the fee in the amount of $2242.80. The file does not contain a changed circumstance, or adequate tolerance cure	Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002029	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: Jason Benstead Third Party Verification [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Statement, Tax Verification	Borrower is missing third party income verification for self employment.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002323	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002027	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No earlier receipt found in file.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002026	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Page 1 of the CD states insurance is escrowed however page 2 does not reflects any escrows collected.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Page 1 of the CD states taxes are escrowed however page 2 does not reflects any escrows collected.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Page 1 of the CD states tax and insurance is escrowed however page 2 does not reflects any escrows collected.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Page 1 of the CD states tax and insurance is escrowed however page 2 does not reflects any escrows collected.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial Loan Application date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002317	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002014	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $182.45 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7726)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Environmental Inspection Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7705)		REVIEWER - CURED COMMENT (2022-11-22): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022-11-22): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002015	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002004	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002008	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: 4721 W 36th Ave, Denver, CO, Address: XXXX XXXX, Address: XXXX XXXX HOA Verification Statement, Tax Verification Statement, Tax Verification			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001996	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $48,800.00.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee was last disclosed as $0.00 on LE but disclosed as $145.00 on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002002	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002019	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] General - Missing Document: 1007 Rent Comparison Schedule not provided [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Statement	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The appraisal report date is XX/XX/XXXX. The borrower received a copy of the appraisal XX/XX/XXXX which is prior to the the report date. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The Right to Receive a Copy of the appraisal is dated XX/XX/XXXXwhich is greater than 3 business days of the application date XX/XX/XXXX.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002009	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $520.00 exceeds tolerance of $470.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2022-11-03): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002003	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: 12 Rutland Dr, Patterson, NY Insurance Verification, Tax Verification			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001989	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-95.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $417.80 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Lender Credit Tolerance Violation: A valid COC or sufficient cure was not provide din the loan file
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC or sufficient cure was not provide din the loan file
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The application date was not provided, the timing cannot be determined.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001982	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	File is missing final AUS; final 1008 showing AUS approved was used for review File is missing final AUS; final 1008 showing AUS approved was used for review.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Missing the AUS, loan is waterfalling to a due diligence loan designation of SHQM.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $63,560.52, calculated finance charge is $63,845.52, variance of $285.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001983	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $98.50 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2022-11-22): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001986	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Tax Verification	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $184.00 exceeds tolerance of $138.00 plus 10% or $151.80.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,287.01 exceeds tolerance of $451.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $590.00 exceeds tolerance of $480.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The total payments on the closing disclosure, dated XX/XX/XXXXare based on the total payments of the closing disclosure, dated XX/XX/XXXX, and they do not match.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The ten percent Tolerance fees were disclosed at $218.; however, the final closing disclosure indicated the fees were $239.80.  A cure was not provided by the Lender.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the transfer tax fee was disclosed at $451.  However, it is indicated on the final closing disclosure in the amount of $1,287.01. There is no valid change of circumstance in the file, and a cure was not provided by the Lender.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the appraisal fee was disclosed at $480. However, it is indicated on the closing disclosure, dated XX/XX/XXXX, in the amount of $590. There is no valid change of circumstance in the file, and a cure was not provided by the Lender.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001992	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Tax Certificate not provided			1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Seller Paid Property Tax fees of $XXX on Final CD		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001968	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Application / Processing - Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided
[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2
[2] Application / Processing - 1003 Error: # of years at current address was not provided: Borrower: XXXX XXXX, Borrower: XXXX XXXX
[2] Application / Processing - 1003 Error: Own/Rent was not provided: Borrower: XXXX XXXX, Borrower: XXXX XXXX	Missing a copy of the subordinate lien	1	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Includes More Than 13 months of Costs - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount of Escrowed Property Costs over Year 1 that includes more than 13 months of costs. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,214.38  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,222.00. (9300)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Amount of Non-Escrowed Property Costs over Year 1. (FinXX/XX/XXXX)	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Same lender refi, RTC provided on the incorrect form.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Includes More Than 13 months of Costs - Pre October 2018 Test: Page 1 of the CD states taxes and insurance are escrowed however no escrows collected on page 2 of the CD.
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Page 1 of the CD states taxes and insurance are escrowed however no escrows collected on page 2 of the CD.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Page 1 of the CD states taxes and insurance are escrowed however no escrows collected on page 2 of the CD.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Page 1 of the CD states taxes and insurance are escrowed however no escrows collected on page 2 of the CD.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Page 1 of the CD states taxes and insurance are escrowed however no escrows collected on page 2 of the CD.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Page 1 of the CD states taxes and insurance are escrowed however no escrows collected on page 2 of the CD.
Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credits were listed at $-1222 and decreased to $-1214.38 with no valid change of circumstance or cure provided.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Page 1 of the CD states taxes and insurance are escrowed however no escrows collected on page 2 of the CD.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Includes More Than 13 months of Costs - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001971	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Final CD property costs $XXXX per month. Actual per loan summary $XXXX per month.		Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001970	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $355.30 exceeds tolerance of $345.00. Insufficient or no cure was provided to the borrower. (8304)
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Transfer Tax was initial disclosed onXX/XX/XXXX in the amount of $345.00; however, per the Final Closing Disclosure dated XX/XX/XXXXthe Transfer tax was in the amount of $355.30. A cure in the amount of $9.90 was provided at closing which was insufficient by $0.40.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002310	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $2,380.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7326)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial closing disclosure XX/XX/XXXX not provided three business days prior to closing XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File is missing a valid Change of circumstance for the addition of the Broker fee. 0% tolerance violation with no cure provided.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Testing: Closing disclosure indicates amount of escrowed property costs over year 1 as $XXX; however monthly tax/hazard total is $XXX. A variance of $0.04.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001961	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $270.73.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower on CD $270.73. AUS/DU does not require assets; however, there is no verification of POC charges in file.		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $570.00 exceeds tolerance of $558.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $570.00 exceeds tolerance of $558.00. Sufficient cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2022-10-28): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001957	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of XX% exceeds state maximum of 4% or $5, whichever is greater.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $268,020.42. Due Diligence Finance Charges are $267,813.35. There is a variance of $207.07.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001953	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Statement			1				3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.						TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001959	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Loan is missing the Appraisal and therefore not Agency Saleable as all Conditions are not met. Designation of Temporary Safe Harbor QM is waterfalling to Safe Harbor QM. Loan is waterfalling to ATR/QM requirements of a Complete 24 month employment verification and the previous Employer VOE was not provided	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75158)	Federal Compliance - Check Loan Designation Match - QM: Loan is missing the Appraisal and therefore not Agency Saleable as all Conditions are not met. Designation of Temporary Safe Harbor QM is waterfalling to Safe Harbor QM
																						Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Borrower has not been at the current employer for 2 years. A complete 24 month verifiable Employment History is required. Previous Employer Verification was not provided in the loan file	REVIEWER - CURED COMMENT (2022-10-24): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	D	D	D	D	D	B	C	B	C	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8001958	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The file is missing a Private Mortgage Insurance Certificate.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing a Private Mortgage Certificate which resulted in a Due Diligence Loan Designation of Non QM.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of XXXX%, but the loan is missing a Private Mortgage Insurance Certificate and is waterfalling to ATR/QM standard DTI requirement of maximum XXXX%.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001954	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001956	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $68,000.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001947	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The file is missing the mortgage insurance certificate required by the AUS Approval.	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2046071)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2046072)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,065.38  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,554.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $525.00 exceeds tolerance of $400.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but due to the missing evidence of mortgage insurance required by the AUS is resulting in a Due Diligence Loan Designation of SHQM.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - TRID Lender Credit Tolerance Violation: No valid change of circumstance or cure for borrower provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure for borrower provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8001942	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $406.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $406.25 exceeds tolerance of $0.00. Valid change of circumstance not provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001943	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Home Improvement	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Other			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001946	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $3.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77222)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $419.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence of earlier receipt.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: No evidence of earlier receipt.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: No evidence of earlier receipt.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: No evidence of earlier receipt.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: No evidence of earlier receipt.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is not a valid change of circumstance provided, and no cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is not a valid change of circumstance provided, and no cure provided at closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001939	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Statement, Tax Verification	Hazard insurance coverage of $427,000.00 is insufficient to cover the estimated cost new of $XXX; $XXX shortfall. Missing replacement cost estimator.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001934	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001940	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.			1				2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Verified $XXX monthly in HOA dues as non-escrowed property costs which amounts to $XXX annually, however the final CD reflects $XXX in non-escrowed property costs over year 1		Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001933	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $595.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee increased without a valid change. Cure of $45 provided at closing.	REVIEWER - CURED COMMENT (2022-11-01): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001931	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001930	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-775.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-777.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The closing disclosure dated 04-08-2016 was not signed or dated. There is no evidence the borrowers received the disclosure at least three business days prior to closing on XX/XX/XXXX.
Federal Compliance - TRID Lender Credit Tolerance Violation: The zero percent Tolerance Fee for the lender credit was disclosed at $775.  However, it is indicated on the final closing disclosure in the amount of $777. There is no valid change of circumstance in the file.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The loan estimate dated 04-06-2016 was not signed or dated. There is no evidence the borrowers received the estimate at least four business days prior to closing on XX/XX/XXXX.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001926	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001932	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ARM Disclosure Status Test: The ARM loan program disclosure was not provided to the borrower.
																						Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Property was inspected XX/XX/XXXX, Report was signed XX/XX/XXXX and the Appraisal was provided to the borrower on XX/XX/XXXX. Missing evidence of an earlier preliminary Appraisal.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001919	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of earlier receipt missing from file.		Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001920	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001914	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Appraisal Documentation - Missing Document: Appraisal not provided	The Desktop Underwriter approval requires an appraisal report and it was not provided.		1				3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing an appraisal which resulted in a Due Diligence Loan Designation of Safe Harbor QM.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	D	D	D	D	D	B	C	B	C	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8001911	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Hazard Dec Page not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	HOI cert in file indicates premium of $XXX and does not match fees collected at closing of $XXX.		1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001912	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-700.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $170.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Lender Credit Tolerance Violation: The zero percent Tolerance for a lender credit was disclosed at $170.; however, the final closing disclosure indicated there was no lender credit. There is no valid change of circumstance in the file and no cure was provided by the Lender.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for loan discount points was not disclosed. However, it is indicated on the final closing disclosure in the amount of $170. There is no valid change of circumstance in the file and no cure was provided by the Lender.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002301	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX, Address: XXXX XXXX, Address: 1873 B Montclair Drive, Mount Pleasant, SC, Address: XXXX XXXX, Address: XXXX XXXX, Address: XXXX XXXX, Address: XXXX XXXX HOA Verification HOA Verification HOA Verification Insurance Verification, Tax Verification Insurance Verification, Tax Verification Insurance Verification, Tax Verification Insurance Verification, Tax Verification	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-516.28 is less than amount of binding Lender Credit previously disclosed in the amount of $-762.00. (9300)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - TRID Lender Credit Tolerance Violation: The Zero Percent Tolerance was exceeded for Lender Credits. The final Lender Credit of $-516.28 is less than amount of binding Lender Credit previously disclosed in the amount of $-762.00.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of special flood hazards was provided to the borrower onXX/XX/XXXX.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001909	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 91.62332% exceeds AUS total debt ratio of 46.34000%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of Townhouse does not match AUS property type of PUD.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX 4506-T (2012), 4506-T (2013), 4506-T (2014)
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX, Address: XXXX XXXX, Address: XXXX XXXX Statement
Statement
Tax Verification	Lender used pension for co-borr is the amount of $XXX and pension in file is for only $2,551.29 a month. missing additional pension income. For no REOs AUS reflects rental income of $XXX and in our review the negative cash flow is $XXX.
Appraisal property type of Townhouse does not match AUS property type of PUD.
Lender used pension for co-borr is the amount of $XXX and pension in file is for only $XXX a month. Missing 4506 signed and dated for 2012-2014. Missing mortgage statements for XXXX XXXX and XXXX XXXX Missing tax verification for XXXX XXXX.
														Lender used pension for co-borr is the amount of $XXX and pension in file is for only $XXX a month. Missing 4506 signed and dated for 2012-2014. Missing mortgage statements for XXXX XXXX and XXXX XXXX Missing tax verification for XXXX XXXX.		1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: No documentation provided to indicate borrower's receipt of valuation within 3 business days of application.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001906	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	MIssing MI cert. that matches terms of subject loan.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $60.43 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Loan Designation Match - QM: MIssing ther MI cert that matches terms for subject loan. Loan is waterfalling to a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Per the consumer closing disclosure, no fees were paid by the seller. There is no seller closing disclosure available for confirmation.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The borrower did not confirm receipt of the initial closing disclosure. The assumed receipt date is less than three business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The borrower did not confirm receipt of the revised loan estimate. The assumed receipt date is less than three business days prior to closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The initial loan estimate is missing a signature and date. Unable to confirm the application date, which is required for testing timing requirements.	REVIEWER - CURED COMMENT (2022-11-01): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001910	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The loan is missing the MI cert with the correct loan terms.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (Jacqueline/Gilmore/11548932)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing Mortgage Insurance Certificate which resulted in a Due Diligence Loan Designation of Non QM.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of 43.84%, but the loan is missing the Mortgage Insurance Certificate (MIC) and is waterfalling to ATR/QM standard DTI requirement of maximum 43%.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The loan is missing a VVOE from prior employer to verify start and ending dates.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001901	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Tax Verification	1	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																					[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001904	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Per the documentation in the file, the borrowers were provided a copy of the appraisal on XX/XX/XXXX, which is prior to the appraisal report date of XX/XX/XXXX. at File is missing evidence the borrowers were provided and received a copy of the appraisal at least 3 business days prior to closing.		Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8001893	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing evidence that borrower was provided the right to receive a copy of appraisal report.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001894	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Statement	The insurance coverage amount of $XXX results in a shortfall of $XXX.	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: No evidence the borrower received the right to receive an appraisal disclosure three business days after the application date of 09-22-2015.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001892	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,268.10 is underdisclosed from calculated Finance Charge of $134,618.61 in the amount of $350.51.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Final Truth in Lending Act (TIL) reflected a finance charge of $134,268.10 which is under disclosed from calculated finance charge of $134,618.61. A difference of $350.51.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002295	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The disclosure was not provide within 3 days. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: The disclosure was not provide within 3 days. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The disclsoure was provided at closing.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001928	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing MI Cert, required by DU.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,394.72 is underdisclosed from calculated Finance Charge of $243,922.36 in the amount of $527.64.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Check Loan Designation Match - QM: MI Cert missing from file, DU invalid without it - waterfalling to Safe Harbor QM.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of Amount Financed indicates that the prepaid interest of $474.63 and the Title/Copies/Postage fee of $42.50 were considered finance charges. Itemization indicates that seller paid remaining finance charges but an accurate breakdown of the fees the seller paid is missing and therefore unable to determine how the Seller Closing Cost Credit of $XXX was applied.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001886	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001877	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	The Originator Loan Designation is Temp SHQM. However, the loan is missing the UAS which resulted in waterfalling to ATR/QM standard and a Due Diligence Loan Designation of Safe Harbor QM.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $292,976.32 is underdisclosed from calculated Finance Charge of $293,183.45 in the amount of $207.13.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: XX/XX/XXXX, GFE Date: XX/XX/XXXX
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temp SHQM. However, the loan is missing the UAS which resulted in waterfalling to ATR/QM standard and a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance Charge of $292,976.32 is under-disclosed from calculated Finance Charge of $293,183.45 in the amount of $$207.13.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Appraisal disclosure signed at closingXX/XX/XXXX.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001887	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 52.35284% exceeds AUS total debt ratio of 40.00000%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Statement, Tax Verification
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXXn // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The debt to income ratio increased to 52.35% due to including the borrower's monthly rent payment in the amount of $2,200.
Calculated investor qualifying total debt ratio of 52.35284% exceeds AUS total debt ratio of 40.00000%.
SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following:
														100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $53,550.00.		1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The right to receive the appraisal disclosure was not provided to the borrower within three business days of the application, dated XXXX.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002288	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Evidence of the initial loan application date is missing from the loan file. Unable to determine if The Homeownership Counseling List was provided to the borrower in a timely manner.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Evidence of the initial loan application date is missing from the loan file. Unable to determine if The HUD settlement Book was provided to the borrower in a timely manner.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Evidence of the initial loan application date is missing from the loan file. Unable to determine if The Servicing Disclosure  was provided to the borrower in a timely manner.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Evidence of the initial loan application date is missing from the loan file. Unable to determine if The Right To Receive Appraisal Disclosure was provided to the borrower in a timely manner.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001878	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: File is missing the signed and date Initial 1003 to verify the application date.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: File is missing the signed and dated Initial 1003 to verify the application date.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001876	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX%  is underdisclosed from calculated APR of XX%  outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $323,476.39 is underdisclosed from calculated Finance Charge of $336,966.78 in the amount of $13,490.39.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $323,476.39 is under disclosed from calculated Finance Charge of $336,966.78 in the amount of $13,490.39.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001866	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001864	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $445.00 is less than Cash From Borrower $1,636.00. [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Statement	The file does not contain the paid invoice in the amount of $1,186, that is showing paid outside of closing on the HUD, dated XX/XX/XXXX.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001858	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XX/XX/XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Check Loan Designation Match - QM: Loan is waterfalling to ATR/QM standard requirements because the loan was AUS approved with a requirement for a verification of employment 10 days prior to closing however the document was not found in the file
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence found in file that borrower received a copy of the appraisal prior to closing
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: File is missing the initial signed/dated application. Unable to determine if the disclosure was provided in a timely manner.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: File is missing the initial signed/dated application. Unable to determine if the disclosure was provided in a timely manner.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: File is missing the initial signed/dated application. Unable to determine if the disclosure was provided in a timely manner.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.		Yes	TILA ATR/QM	C	C	C	C	C	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8001863	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification			1				2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001854	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX XXXX // Account Type: Stocks / Account Number: XXXX XXXX // Account Type: Stocks / Account Number: XXXX XXXX // Account Type: Stocks / Account Number: XXXX XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX XXXX // Account Type: Stocks / Account NumberXXXX XXXX, Financial Institution: XXXX XXXX // Account Type: Stocks / Account Number XXXX XXXX
[3] Application / Processing - Missing Document: AUS not provided
													[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File is missing final AUS; XXXX AUS showing agency approved was used for review Only 1 month statement provided for all XXXX XXXX. Additional month statement required for each. (Accounts ending XXXX XXXX)		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001855	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	1				3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8001850	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Application / Processing - Missing Document: Tax Certificate not provided	Missing MI Certificate.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.	Federal Compliance - Check Loan Designation Match - QM: Missing MI Certificate, loan waterfalling to standard ATR/QM requirements, resulting in DD designation of Safe Harbor QM.
Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: Initial payment on Final HUD-1 does not match actual payment on loan.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001848	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing evidence the borrower was provided with the disclosure within 3 days of application		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001843	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXXn // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXXn // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	DU AUS not provided in file. 1008 and XXXX XXXX feedback certificate used	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM (GSE/Agency Eligible). However, the loan is missing AUS and all applicable pages which resulted in a Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001840	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The file was missing a copy of the Right to Receive a Copy or proof of the borrower's receipt within 3 days of originator application date.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.		Yes	TR Indeterminable	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8001817	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Application date is XX/XX/XXXX and the Disclosure is dated XX/XX/XXXX.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001811	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Statement, Tax Verification	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $323,572.43 is underdisclosed from calculated Finance Charge of $323,689.17 in the amount of $116.74.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $323,572.43. Due Diligence Finance Charges are $323,689.17. There is a variance of $116.74.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing evidence that borrower received a Right to Receive a Copy of appraisal disclosure within 3 business days of application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001808	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002279	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX			1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001800	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	File is missing final AUS; XXXX AUS showing agency approved was used for review.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $24,849.28 is underdisclosed from calculated Finance Charge of $25,042.57 in the amount of $193.29.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing AUS which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $24,849.28 is underdisclosed from calculated Finance Charge of $25,042.57 in the amount of $193.29.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Provide evidence the borrower received a copy of the Right to Receive a copy of the Appraisal no more than 3 days after the Application date.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001799	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001792	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. The acknowledgement provided in file is not acceptable as it does not reflect which transpired; the waiver or the receipt.
Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: The Final GFE does not reflect an escrow account will be established vs. page 2 and 3 of the Final HUD-1 which reflects taxes and insurance were escrowed.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The disclosure was not provided within the loan file.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001921	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,450.00 exceeds tolerance of $1,050.00 plus 10% or $1,155.00. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $660.00 exceeds tolerance of $331.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No COC or cure was provided to the borrower for tolerance overages
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed was  last disclosed as $331.00 n LE but disclosed as $660.00 on Final Closing Disclosure. No COC or cure was provided to the borrower for tolerance overages
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: No COC or cure was provided to the borrower for tolerance overages	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001885	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002374	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Missing Document - Missing Lender's Initial 1003/Application. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	QM failure is due to missing VOE, within 10 days of the Note. Loan is waterfalling to standard QM testing. The initial 1003 is missing page 4. Employment has not been verified within 10 business days prior to the note.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: QM failure is due to missing VOE, within 10 days of the Note. Loan is waterfalling to standard QM testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of the CD delivery. E-sign agreement is missing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002632	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Credit report provided is Post-closing Previous credit report not provided	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: unable to determine date closing disclosure was provided to borrower
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Due to missing application date documentation	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	D	D	D	D	D	B	C	B	C	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8002626	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $63.48 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Insufficient or no cure in file	REVIEWER - CURED COMMENT (2022-01-07): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002517	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1813075)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $281.50 exceeds tolerance of $99.00 plus 10% or $108.90. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The final CD issued XX/XX/XXXXscloses the monthly MI payment in the amount of $55.35 on payment stream 1 which does not match the actual monthly MI $48.13.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.		Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002470	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)			Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001927	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Missing evidence of borrower's legal residency	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation of Safe Harbor QM due to missing evidence of borrower's legal residency
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Application Date.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001902	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX. [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Insufficient reserves verified to meet AUS requirement.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,827.39 is underdisclosed from calculated Finance Charge of $311,672.00 in the amount of $2,844.61.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Check Loan Designation Match - QM: The loan is failing Temp SHQM due to insufficient reserves. The loan is waterfalling to SHQM guidelines.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $308,827.39 is underdisclosed from calculated Finance Charge of $311,672.00 in the amount of $2,844.61.
Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA ATR/QM	D	D	D	D	D	B	C	B	C	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8001834	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX(an overage of $XXXX or XX% ).	Federal Compliance - Check Loan Designation Match - QM: Entered loan designation per deal notes. Docs in file show this is not a high cost/higher priced loan.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX(an overage of $XXXX or XX% ).	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002567	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $XXX.	Invoices for POC items not in loan file.	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $570.00 exceeds tolerance of $400.00.  Insufficient or no cure was provided to the borrower. (7334)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees tolerance violation exceeded with insufficient cure provision	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002601	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)
																					[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001793	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002630	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Foreclosure / Balance: $XXX	File is missing evidence that the account was paid in full. XXXX XXXX Time Share foreclosure.		1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001818	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002560	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001962	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7337)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Not disclosed on initial loan disclosure, Lender cure provided on Final Closing disclosure.	REVIEWER - CURED COMMENT (2022-05-20): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002657	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $98.00 exceeds tolerance of $70.00 plus 10% or $77.00. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2022-06-02): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002625	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Statement	The recent mortgage statement for the subject property is missing.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001955	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	EMD not sourced. Missing Credit Report and evidence of Lender paid Mortgage Insurance as required per AUS. Credit Report provided only reflects the borrowers scores. Missing evidence of all liabilities. Verification of employment missing for primary borrower. Employer Letter in file does not reflect a Start date.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1941103)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-614.88  is less than amount of binding Lender Credit previously disclosed in the amount of $-675.00. (9300)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $65.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7713)
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Missing Credit Report
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: The signed Final Disclosure at closing that issuedXX/XX/XXXXhows initial escrow and monthly escrow payment as $XXX while initial escrow statement shows $XXX. Multiple Closing Disclosures in file that issuedXX/XX/XXXXut only 1 is signed.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The signed Final Disclosure at closing that issuedXX/XX/XXXXhows initial escrow and monthly escrow payment as $XXX while initial escrow statement shows $XXX. Multiple Closing Disclosures in file that issuedXX/XX/XXXXut only 1 is signed.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial closing Disclosure issuedXX/XX/XXXXnd the closing date wasXX/XX/XXXXhich is less than 3 business days difference.
Federal Compliance - TRID Lender Credit Tolerance Violation: Loan estimate lists lender credit as -$675 and final closing disclosure that issuedXX/XX/XXXXhows lender credits as -$10.  Missing valid COC and no evidence of cure was provided.
Federal Compliance - TRID Loan Estimate Timing: Initial loan estimate issuedXX/XX/XXXXOriginators application in file showsXX/XX/XXXXhile the only application in file signed by borrower is the same date as the Note date.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Pest inspection fee of $65.00 that is on the closing disclosures exceed increase tolerance due to the fee not being listed on loan estimates.  Missing valid COC and no evidence of cure was provided.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Employment verification missing in file for primary borrower.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The disclosure is datedXX/XX/XXXXnd the application date is XX/XX/XXXX.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The earliest List of Homeownership Counseling Organizations isXX/XX/XXXXhile the earliest application date isXX/XX/XXXXhich is Creditor application dat. The only borrower signed application date in file is forXX/XX/XXXXFederal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: The Final closing disclosure at closing that issuedXX/XX/XXXXhows Initial escrow payment and monthly payment as $XXX while the initial escrow statement has $XXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Earliest right to receive a copy of the Appraisal Disclosure isXX/XX/XXXXhile the earliest application date isXX/XX/XXXXhich is Creditor application dat. The only borrower signed application date in file is forXX/XX/XXXXFederal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: The signed Final Disclosure at closing that issuedXX/XX/XXXXhows initial escrow and monthly escrow payment as $XXX while initial escrow statement shows $XXX	REVIEWER - CURED COMMENT (2022-05-20): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	D	D	D	D	D	B	C	B	C	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8002476	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Credit Documentation - Missing Document: Credit Report not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing credit report. Missing vvoe from previous employment with XXXX XXXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $1,345.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/10645592)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: Loan is failing Temp SHQM due to missing credit report.
Federal Compliance - QM DTI: Loan is failing Temp SHQM due to missing credit report, max dti allowed per SHQM is 43%.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: The Final CD dated XX/XX/XXXX was not signed or dated by the borrower which changed the estimated transaction date.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: The Final CD dated XX/XX/XXXX was not signed or dated by the borrower which changed the estimated transaction date.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Missing evidence of earlier receipt.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a valid COC, no cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a valid COC, no cure provided.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Loan is failing Temp SHQM due to missing credit report. SHQM requires verification of two year employment history.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8002390	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $304.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)		REVIEWER - CURED COMMENT (2022-05-31): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002558	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX HOA Verification	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $475.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $105.00 exceeds tolerance of $100.00.  Insufficient or no cure was provided to the borrower. (7727)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $19,910.00 exceeds tolerance of $1,910.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of valid change of circumstance for fee increase.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of valid change of circumstance for fee increase.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC or cure was provided to the borrower for tolerance overages	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002326	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $1,101.18 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $38.88 exceeds tolerance of $15.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge was disclosed as $49,610.12 instead of $49,744.57, a $134.45 difference.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The Total of Payments were disclosed as $199,415.00 instead of $199,629.45, a $214.45 difference.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Extension Fee was not disclosed on the initial LE. There was no evidence of a changed circumstance in file. The $43.08 cure provided at close insufficient to cover all excess fees.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee for $38.88 was not disclosed on the initial LE. There was no evidence of a changed circumstance in file. The $43.08 cure provided at close insufficient to cover all excess fees.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8002391	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Statement [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001969	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 92.65055% exceeds AUS total debt ratio of 30.00000%. [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Lease Agreement, Statement	Lender correspondence in the file states that the borrower is being removed from the primary residence lien, however, there is a Final CD in the file on the primary residence that shows borrower on the refinance of the primary two weeks prior to the subject loan closing.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002344	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	EMD not sourced. File is missing complete copy of the credit report, only first page was provided. Missing complete copy of the credit report, only first page was provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $342.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: File is missing complete copy of the credit report, only first page was provided.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final CD disclosed Finance Charge of $112,170.29 instead of $113,355.69, a $1,185.40 difference.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Post close CD issued XX/XX/XXXX disclosed Total of Payments of $261,901.63 instead of $260,190.23, a $1,711.40 difference.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD issued XX/XX/XXXX was not signed or acknowledged received and therefore the assumed receipt date of XX/XX/XXXX was less than the required 3 days prior to close.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Final CD disclosed the addition of Transfer Tax in the amount of $342.00. There was no change circumstance in file or cure provided at close.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 in file was not signed by the borrower as required.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	D	D	D	D	D	B	C	B	C	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8002451	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $525.00. Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $8,426.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee was last disclosed as $525.00 on the Loan Estimate, but was disclosed as $625.00 on the Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax was not disclosed on the Loan Estimate, but was disclosed as $8,426.00 on the Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001869	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	3	3	[3] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXXX XXXX
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] General - Borrower 1003 current address does not match Note address.: Borrower: XXXX XXXX
[3] General - Borrower 1003 current address does not match Note address.: Borrower: XXXX XXXX
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Credit Documentation - Credit Report Error: Line Limit  was not provided: Credit Report: Original // Liability Type: Revolving / Current Balance: XXXX XXXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: XXXX XXXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: XXXX XXXX / Line Limit: <empty>
[2] Credit Documentation - Credit Report Error: Months Reported  was not provided: Credit Report: Original // Liability Type: Revolving / Current Balance: XXXX XXXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: XXXX XXXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: XXXX XXXX / Line Limit: <empty>
[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	File is missing the required Credit Report with all pages.
File is missing the required Credit Report with all pages and final GFE.
File is missing required Credit Report with all pages and final GFE.
File is missing required Credit Report with all pages and final GFE.
The last 4-digits of the subject property's zip code is disclosed as 1428 on the initial and final 1003 and is inconsistent with the last XXXX XXXX disclosed on the note.
The last 4-digits of the subject property's zip code is disclosed as 1428 on the initial and final 1003 and is inconsistent with the last XXXX XXXX disclosed on the note.
File is missing the required Credit Report with all pages.
Verbal VOE was not provided for second job with XXXX XXXX
File is missing the required Credit Report with all pages.
File is missing the required Credit Report with all pages.
Please provide an updated Hazard Insurance within 90 days of the Note Date	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisers license or certification was active at the time of appraisal. The appraiser's license in file verified effective date of XX/XX/XXXX and expiration date of XX/XX/XXXX.	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,208.19 is underdisclosed from calculated Finance Charge of $142,369.52 in the amount of $161.33.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Check Loan Designation Match - QM: Due diligence loan designation does not match due to missing documentation on file (Credit Report and VVOE)
Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge is under disclosed by $161.33. The Fee Itemization for HUD-1 Settlement disclosed a Notary Fee for $XXX and Escrow Fee for $390.89 which is inconsistent with the HUD-1. The HUD-1 disclosed a Notary Fee for $125.00 and an Escrow Fee for $340.89.
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: File is missing the required final GFE.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: File is missing the required final GFE.
Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: File is missing the required final GFE.
Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: File is missing the required final GFE.
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: File is missing the required final GFE.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: File is missing the required final GFE.
Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: File is missing the required final GFE.
Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: File is missing the required final GFE.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three business days of application
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Evidence of earlier borrower receipt was not found in the loan file.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA ATR/QM	D	D	D	D	D	B	C	B	C	B	C	C	C	C	C	D	D	D	D	D
XXXX	XXXX	XXXX	8001985	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002710	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (APOR)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] General - Missing Document: COVID-19 Attestation not provided [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX HOA Verification	Using the coverage listed on the insurance binder, the coverage shortage is $368,520.00.		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $840.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2023-01-23): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002708	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $716.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)		REVIEWER - CURED COMMENT (2023-01-23): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002709	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $450.00 exceeds tolerance of $275.00. Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $575.00 exceeds tolerance of $475.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee.  Fee Amount of $250.00 exceeds tolerance of $125.00.  Insufficient or no cure was provided to the borrower. (73200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance is documented and no cure is provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance is documented and no cure is provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance is documented and no cure is provided at closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence that the final appraisal is delivered.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002707	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,296.49 exceeds tolerance of $1,142.00 plus 10% or $1,256.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal Acknowledgement receipt was not provided.	REVIEWER - CURED COMMENT (2023-01-20): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002699	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002704	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002705	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. [3] General - Missing Document: HUD/CD (Asset) not provided	A copy of the signed Settlement Statement for the sale of the borrower's departing residence at XXXX XXXX was not found in order to support sufficient funds to close and payoff of the existing mortgage.
A copy of the signed Settlement Statement for the sale of the borrower's departing residence at XXXX XXXX was not found in order to support sufficient funds to close and payoff of the existing mortgage.
A copy of the signed Settlement Statement for the sale of the borrower's departing residence at XXXX XXXX was not found in order to support sufficient funds to close and payoff of the existing mortgage.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Due to documented assets being insufficient to close, the loan is waterfalling through QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A Change of Circumstance to the borrower was not found to support the addition of the Final Inspection on the Loan Estimate datedXX/XX/XXXX.  A $250 tolerance cure is required for this 0 percent tolerance fee.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The disclosure provided is not compliant as the borrower was provided with 2 choices and an option was not indicated by the borrower.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002698	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $550.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid Change of Circumstance was not found for the addition of the discount points on the Loan Estimate dated XXXX. The Estimate indicates this was when the rate was locked. However, the rate lock was not valid for the change of circumstance since the date of the rate lock was XXXX which was after the Loan Estimate. A tolerance cure is required in the amount of $550 for this 0 percent tolerance fee.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002703	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002702	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Missing Document: COVID-19 Attestation not provided [3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002701	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	Subordination agreement is missing from the file		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002700	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002696	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002697	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The Note reflects XXXX XXXXand the Valuation reflects XXXX XXXX.		1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002695	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-576.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,755.00. (9300)
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender credit Fee was last disclosed as $-1,755.00 on LE but disclosed as $-576.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, No cure provided at closing.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002694	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $2,387.65 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7591)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00. $24 Cure was provided however missing COC for addition of Mortgage Insurance Premium in section B on initial CD
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $2,387.65 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002693	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,364.71 exceeds tolerance of $3,354.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan discount points Fee was last disclosed as $3354.00 on LE but disclosed as $3364.71 on Final Closing Disclosure. File does not contain a valid COC for this fee, No cure provided at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002692	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)		REVIEWER - CURED COMMENT (2023-02-01): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002689	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] General - Missing Document: Verification of Non-US Citizen Status not provided	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX/XXXX)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/11868852)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is Missing verification that all non-US Citizen borrowers are legally present in the United States. Which resulted in a Due Diligence Loan Designation of Non QM.
Federal Compliance - QM Employment History: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but the file is missing verification that all non-US Citizen borrowers are legally present in the United States. So the loan is water falling to ATR/QM standard documentation requirements.
																						Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but the file is missing verification that all non-US Citizen borrowers are legally present in the United States. So the loan is water falling to ATR/QM standard documentation requirements.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002690	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three 3 business days of application.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002691	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002687	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Delivery verification is prior to date of report on file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002688	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure was not provided.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8002684	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $128.57.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $128.57.		1				3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: The initial Escrow payment does not match based on the total amount reviewed on the final closing disclosure.		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002685	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $6,000.00 exceeds tolerance of $3,000.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Repairs Fee.  Fee Amount of $5,325.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (817167)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $630.00 exceeds tolerance of $510.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $6,000.00 exceeds tolerance of $3,000.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $630.00 exceeds tolerance of $510.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The closing disclosure was printed on XX/XX/XXXX. There is no issue date on the document.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance is present. A cure of $3,120 was provided at closing, which is insufficient to cover amount exceeding the tolerance.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The holdback amount disclosed in the Escrow Repair Agreement has been captured as a Repair Fee, instead of Holdback, on the closing disclosure. As a result tolerances are exceeded by an additional $5,325. The cure provided at closing is insufficient by $5,325.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance is present. A cure of $3,120 was provided at closing, which is insufficient to cover amount exceeding the tolerance.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence of appraisal delivery is provided.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A cure of $3,120 is provided at closing, which is equal to the total amount by which tolerances are exceeded.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A cure of $3,120 is provided at closing, which is equal to the total amount by which tolerances are exceeded.	REVIEWER - CURED COMMENT (2023-02-02): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-02): Sufficient Cure Provided At Closing	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002683	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met.
[3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The loan was AUS approved and is missing the Verbal Verification of Employment dated within 10 business days of the Note date.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.	Federal Compliance - Check Loan Designation Match - QM: The Verbal Verification of Employment provided is not dated within ten business days of Note date, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The only Closing Disclosure provided has an issue date and borrower signature date of XX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The borrower signed Acknowledgment of Receipt of Appraisal is missing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002681	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002682	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002677	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Appraisal Documentation - Missing Document: Appraisal not provided	The AUS required an appraisal which is missing.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The loan was AUS approved with an originator loan designation of Temp SHQM, but an AUS required Appraisal is missing which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
																						Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The loan is waterfalling to standard ATR/QM requirements due to missing appraisal.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	D	D	D	D	D	B	C	B	C	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8002676	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Bankruptcy Documents not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002679	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $$XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence an initial CD was provided to the borrower within 3 days prior to closing is missing.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The Loan Estimate was not provided to the borrower within 3 days of the application and was electronically provided prior to the borrower consenting to receive electronic documents onXX/XX/XXXXFederal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The discount points were disclosed at $2870 and increased to $2875 with no valid change of circumstance or cure provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002678	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXX XXXX [3] General - Missing Document: Verification of Non-US Citizen Status not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002674	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002672	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $9,812.50 exceeds tolerance of $9,775.00. Insufficient or no cure was provided to the borrower. (73109)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $9,812.50 exceeds tolerance of $9,775.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002666	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002664	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002667	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,290.00 exceeds tolerance of $60.00 plus 10% or $66.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $1,224 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1,224, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002668	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002647	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing. Issued XX/XX/XXXX, Closing XX/XX/XXXX.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002644	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Tax Verification			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002642	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $264.04.	The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $215.50 exceeds tolerance of $146.00 plus 10% or $160.60. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,514.20 exceeds tolerance of $1,496.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $159.39 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7564)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7563)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $480.00 exceeds tolerance of $330.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure provided. The Change of Circumstance documents provided do not provide specific details to explain the reasons for fee increases. Therefore, it is not possible to determine their validity.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure provided.  The Change of Circumstance documents provided do not provide specific details to explain the reasons for fee increases.  Therefore, it is not possible to determine their validity.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure provided.  The Change of Circumstance documents provided do not provide specific details to explain the reasons for fee increases.  Therefore, it is not possible to determine their validity.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure provided.  The Change of Circumstance documents provided do not provide specific details to explain the reasons for fee increases.  Therefore, it is not possible to determine their validity.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure provided.  The Change of Circumstance documents provided do not provide specific details to explain the reasons for fee increases.  Therefore, it is not possible to determine their validity.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence that the Creditor provided a copy of the appraisal to the borrower three business days prior to closing.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The Appraisal lists the annual HOA dues as $XXXX and the Loan Approval lists the annual HOA dues as $XXX.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002662	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] General - Initial Rate Lock rate date is not documented in file.			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002640	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 900.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: Final CD disclosed Taxes and HOA are non escrowed. However, Amount of Estimated Non escrowed Property Costs over Year 1 of $XXXX only reflects HOA dues.		Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002616	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Tax Verification			1				2	[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of XX% exceeds state maximum of 4% or $5, whichever is greater. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002621	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.			1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002617	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing Initial Closing disclosure provided to the borrower at least 3 business days prior to closing and evidence of receipt		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002653	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Miscellaneous - Credit Exception:	Purchase contract, final title policy, seller closing disclosure and hazard policy states street number is XXXX XXXX but the Note and Security Instrument state XXXX XXXX.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure dated XX/XX/XXXX at least three (3) business days prior to closing.
Federal Compliance - TRID Loan Estimate Issue Date Not Provided: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002615	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - Missing Document: AUS not provided
[3] General - Missing Document: Verification of Non-US Citizen Status not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File is missing final AUS. Early check result only provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing final AUS which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $82,045.07. Due Diligence Finance Charges are $82,488.07. There is a variance of $443.00.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Loan is waterfalling to standard ATR/QM requirements due to missing final AUS. A complete 24 months verifiable Employment history was not provided for the borrower's current employment.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002606	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $153,285.56 is under disclosed by $425.00 compared to the calculated Finance Charge of $153,710.56 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,150.53 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The calculated finance charge $153,710.56 is greater than the finance charge disclosed on the final closing disclosure $153,285.56. With a variance of $425.00
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Extension fee increased from $0 on the Loan Estimate to $1,150.53 on the Final Closing Disclosure. No valid change of circumstance or cure provided to the borrower.	REVIEWER - GENERAL COMMENT (2024-02-19): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002604	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $8,255.60 may be required.	Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: Missing LE.		Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002599	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD was issued XX/XX/XXXX which is less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentation acknowledging receipt of appraisal within 3 business days from closing not provided.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002597	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Credit Eligibility - Credit report shows credit payments as currently delinquent.	Using the coverage listed on the insurance binder, the coverage shortage is $XXX. The AUS required the $XXX charge-off account, with a balance of $XXX, to be paid off at or prior to closing. However, there is no evidence to document the liability was paid off prior to or at closing.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002600	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The only CD provided was issued XX/XX/XXXX,the same day as closing.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence appraisal was delivered to borrower was not provided.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8002596	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] General - Missing Document: Account Statements - Personal not provided [3] General - Missing Document: Source of Funds/Deposit not provided	The file is missing evidence of receipt of the $XXX in gift funds. Also missing 2 months checking account bank statement for balance $XXX. Missing 2 months checking account bank statement for balance $XXX. The file is missing evidence of receipt of the $XXX in gift funds.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2102182)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2102181)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Esign Consent Agreement Status: Unable to determine if loan file contains evidence of borrower's consent to receive electronic documents due to missing information.	Federal Compliance - Check Loan Designation Match - QM: Loan designation discrepancy due to missing asset documentation.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: The lender utilized $XXX for monthly hazard insurance, $XXX for monthly taxes and $XXX for monthly mortgage insurance.  The actual payments as documented in the file are $XXX for monthly hazard insurance, $XXX for monthly taxes and $XXX for monthly mortgage insurance.  Therefore, the actual Amount of Escrowed Property Costs over Year 1 is $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The actual payments as documented in the file are $XXX for monthly hazard insurance and $XXX for monthly taxes.  Therefore, the actual Amount of Escrowed Property Costs are $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The actual payments as documented in the file are $XXX for monthly hazard insurance and $XXX for monthly taxes.  Therefore, the actual Amount of Escrowed Property Costs are $XXX.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The borrower's consent to receive electronic documents disclosure is in the file, however, there is no date on the document.
Federal Compliance - TRID Esign Consent Agreement Status: The borrower's consent to receive electronic documents disclosure is in the file, however, there is no date on the document.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002588	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $400.00 exceeds tolerance of $325.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $400.00 exceeds tolerance of $325.00. no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002593	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $1,302.07 may be required.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: Loan estimate is missing from the file.
Federal Compliance - TRID Appraisal Disclosure - ECOA Status: The right to receive a copy of the Appraisal Disclosure was not provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002595	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $250.00 exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7559)		REVIEWER - CURED COMMENT (2023-01-27): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002587	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,491.00 exceeds tolerance of $1,221.00 plus 10% or $1,343.10.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: The seller CD is missing from the file and the borrowers final closing disclosure does not report any seller paid fees.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent fee tolerance violation in the amount of $1,491.00 with no cure provided to the borrower.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002652	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Bankruptcy Documents not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002573	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002571	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure in file is datedXX/XX/XXXX same day as closing. Closing Disclosure was not provided to borrower at least 3 business days prior to closing onXX/XX/XXXX.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002565	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.
[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																					[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.		Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002564	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $225.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)		REVIEWER - CURED COMMENT (2023-01-24): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002561	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Earlier receipt of the CD was not provided to the borrower. The only verified receipt was the one signed at close.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Acknowledgement of right to receive a copy of the appraisal within 3 business days prior to consummation is not in the loan file.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002555	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $840.00 exceeds tolerance of $670.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $840.00 exceeds tolerance of $670.00. A valid change of circumstance was not provided. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002549	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,863.57 may be required.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $64.00 exceeds tolerance of $54.00 plus 10% or $59.40.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No signature on the CD issued on XX/XX/XXXXtherefore defaulting to 3 business days after issue date.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: Missing all Loan Estimates in this file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No lender cure was provided at closing.
Federal Compliance - TRID Appraisal Disclosure - ECOA Status: Missing Right to receive appraisal document.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002543	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-475.00. (9300)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Lender Credit Tolerance Violation: No valid change in circumstance for fee increase	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002541	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Borrower did not recieve and sign the closing disclosure at least 3 days to closing		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002542	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure dated XX/XX/XXXX was not deemed received by the borrower until XX/XX/XXXX and the note date is XX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Neither evidence the borrower received the appraisal three days prior to closing nor an executed appraisal waiver were provided.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002540	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002537	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $308,250.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of$XXX.  Insufficient or no cure was provided to the borrower. (7325)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Interim Closing Disclosure Timing Test: The CD dated XX/XX/XXXX did not disclose an APR however, the CD dated XX/XX/XXXXsclosed XX%
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of$XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002531	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $1,063.53 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of XX% exceeds the state maximum of 3%.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower on XXXX, however borrower signed same day XX/XX/XXXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,063.53 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002529	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002530	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the HOA dues total $XXX per year verified with the Appraisal.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002522	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of disclosure receipt 3 days prior to closing is not in file.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The Closing Disclosure issued onXX/XX/XXXX disclosed an interest rate of 0% on page one and the Loan Calculations section on page is blank, including the APR data field.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002525	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002523	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $92,955.00.		1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002526	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $520.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee Amount of $520.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2023-02-06): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002513	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX XXXXn // Account Type: Savings / Account Number XXXX [3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX W-2 (2017) [3] Income Documentation - Income documentation requirements not met.	The AUS required $61708 to be verified. However, only 1 month statement provided for Savings account. The AUS required $61708 to be verified. However, only 1 month statement provided for Savings account. The AUS approval required most prior year's W2s. However the prior year's W2, is missing.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: Loan is waterfalling to ATR/QM standard requirements because of AUS income requirements not met, due to missing prior year's W2s and 2 months bank statements for Savings account.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002536	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification	Using the coverage listed on the insurance binder, the coverage shortage is $98,850.00.		1				2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant within time frame prior to consummation.		State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002527	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $100.00 exceeds tolerance of $90.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender cure of $10.00 provided to borrower for cure.	REVIEWER - CURED COMMENT (2023-01-24): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002514	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,806.84 may be required.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence of disclosure summary in file, nor e-consent evidencing when borrower signed CD documents
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of earlier receipt was not found in the file
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: Loan estimate is missing from the file
Federal Compliance - TRID Appraisal Disclosure - ECOA Status: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002524	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Application / Processing - 1003 Error: Own/Rent was not provided: Borrower: XXXX XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: The final buyer's CD did not reflect seller paid fees, however, the post-closing CD datedXX/XX/XXXX did reflect seller paid fees.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The Total of Payments indicated on the final CD is $420,020.16, however, the Total of Payments calculated in audit is $420,145.16.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence the borrower received a copy of the appraisal three business days prior to closing.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002510	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX/XXXX)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX%  is in excess of the allowable maximum of  XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XX% ).
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.	Federal Compliance - Check Loan Designation Match - QM: The failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Employment History: The loan is failing QM points and fees and as such is waterfalling through QM testing
Federal Compliance - QM Points and Fees: The failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002528	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $424,301.36. Due Diligence Finance Charges are $426,435.36. There is a variance of -$2,134.00.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant within time frame prior to consummation.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within time frame of application.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002519	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: There is no evidence that the appraisal delivered to the borrower in its final version.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002504	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,493.00 exceeds tolerance of $1,154.00 plus 10% or $1,269.40. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $223.60. No valid COC was provided, nor evidence of cure in the file.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002503	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,472.30 exceeds tolerance of $1,324.00 plus 10% or $1,456.40. Insufficient or no cure was provided to the borrower. (0)
																					[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the increase in Title fees. Cure of $6.00 was provided but is not sufficient to cure the fee tolerance.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002506	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Policy does not cover loan amount and no replacement cost estimator in file		1				2	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002512	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002501	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX/Overtime)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX%  is in excess of the allowable maximum of  XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XX% ).
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $396.00 exceeds tolerance of $268.00 plus 10% or $294.80. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Overtime Bonus 2Yr Calc: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XX%  is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $7,971.80 on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XX% ).
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $396.00 exceeds tolerance of $268.00 plus 10% or $294.80. No cure was provided to the borrower.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002502	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $231.00 exceeds tolerance of $220.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,168.13 exceeds tolerance of $333.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] State Compliance - Maryland Property Insurance (Property Insurance Exceeds Replacement Value): Maryland HB649:  Property insurance exceeds the replacement value of the property.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to borrower 1 at least three business prior to closing date of XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was last disclosed as $220.00 on Loan Estimate but disclosed as $231.00 on Final Closing Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was last disclosed as $333.00 on Loan Estimate but disclosed as $1,168.13 on Final Closing Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Property Insurance (Property Insurance Exceeds Replacement Value): HB 1447 does not contain express provisions for assignee liability.

																								State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002508	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The initial application was not signed, therefore an application date was not provided.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002500	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	1	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $315,044.20 is under disclosed by $1,447.65 compared to the calculated Finance Charge of $316,491.85 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $40.50 exceeds tolerance of $38.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,915.20 exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Rental income documentation requirement not met for XXXX XXXX.  Lease Agreement and/or signed Tax Return not provided.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Rental income documentation requirement not met for XXXX XXXX.  Lease Agreement and/or signed Tax Return not provided.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Rental income documentation requirement not met for XXXX XXXX.  Lease Agreement and/or signed Tax Return not provided.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Rental income documentation requirement not met for XXXX XXXX.  Lease Agreement and/or signed Tax Return not provided.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Rental income documentation requirement not met for XXXX XXXX. Lease Agreement and/or signed Tax Return not provided.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Seller's Final Closing Disclosure disclosed total seller paid fees of $20,499.00.  Seller paid fees disclosed on Buyer's Final Closing Disclosure total of -$1,447.65
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report was disclosed on the initial loan estimate $38.00 but disclosed as $40.50 on the final closing disclosure without a valid change of circumstance. Evidence of cure for the increase of $2.50 was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points disclosed of $XXX on the initial loan estimate but disclosed as $XXX on the final closing disclosure without a valid change of circumstance evidence of cure for the increase of $1,713.20 was not provided.	REVIEWER - GENERAL COMMENT (2024-02-19): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8002498	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No indication that the final CD was provided to the borrower 3 business days prior to closing nor is there any indication of a waiver found in the file.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002511	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of 91.32172% exceeds AUS high loan to value percentage of 90.00000%
[3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 91.32172% exceeds AUS combined loan to value percentage of 90.00000%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of 91.32172% exceeds AUS loan to value percentage of 90.00000%.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	HLTV of 91.32172% exceeds AUS HLTV of 90%, due to the AUS reflecting a sales price of $XXX as opposed to calculated sales price of $XXX LTV of 91.32172% exceeds AUS LTV of 90%, due to the AUS reflecting a sales price of $XXX as opposed to calculated sales price of $XXX LTV of 91.32172% exceeds AUS LTV of 90%, due to the AUS reflecting a sales price of $XXX as opposed to calculated sales price of $XXX	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX  Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Loan designation of Temp SHQM does not march due diligence of Non QM, due to LTV of XXXX% exceeding AUS of XXXX%.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Missing lease agreement.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Missing lease agreement.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan estimate provided onXX/XX/XXXXas not provided to the borrower within 4 business days of closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8002497	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met.	VVOE is not within 10 business days of closing	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 245.67 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing the VVOE dated within 10 days of closing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There was no documentation found in order to determine if the preliminary disclosure was provided to the borrower at least three business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The preliminary Closing Disclosure with the Date Issued missing and reflecting a Closing Date ofXX/XX/XXXXoes not have the APR completed. Therefore, it was not possible to determine if there was an increase in the APR.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Non-escrowed property costs over year 1 are $XXX, however page 4 of the final CD reflects $XXX	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002489	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002483	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	There's a coverage shortfall of $17,350.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD was issued XX/XX/XXXX which less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentations acknowledging receipt of appraisal within 3 business days from closing not provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002482	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 39.73605% exceeds AUS total debt ratio of 35.53000%. [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The Lender used monthly income that is not supported by documents in file. The borrower's year-to-date average monthly income is $XXX but the lender used monthly income of $XXX. Income documentation provided does not support the income used	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,067.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,091.00. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: Failure due to insufficient income documentation. The documentation provided does not support the income used causing debt ratio to exceed the AUS maximum. Loan is waterfalling to QM/ATR testing requirements.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The final Closing Disclosure was provided to and received by the borrower onXX/XX/XXXX which is not at least three business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credit decreased by $24 between theXX/XX/XXXX Loan Estimate andXX/XX/XXXX Closing Disclosure and a valid change of circumstance or cure was not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence the lender provided a copy of the appraisal to the borrower within three business days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002475	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002474	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002478	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX%   is in excess of the allowable maximum of  XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $$XXX (an overage of $XXX or XX% ).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The loan was aus approved however is failing QM points and fees resulting in a loan desingation discrepancy.
Federal Compliance - QM DTI: The loan was aus approved however is failing QM points and fees and is waterfalling to ATR/QM requirements.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XX%   is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $$XXX (an overage of $XXX or XX% ).
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Lender did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002477	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Loan is missing Mortgage Insurance Certification.	1	3	[3] Federal Compliance - Appendix Q Liabilities – Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2105996)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2105996)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee.  Fee Amount of $15.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77204)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: Loan is missing Mortgage Insurance Certification and is waterfalling to ATR/QM standard requirements.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. due to the missing MI Certificate.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan due to the missing MI Certificate.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure was not provided to Borrower(s) at least three business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee.  Fee Amount of $15.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002467	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of receipt of appraisal not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002460	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Statement, Tax Verification	The AUS is missing from the loan file.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The acknowledgement signed by Borrowers at closing stating they received a copy of the appraisal at least three days prior to closing is missing from the loan file.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002458	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage insurance is missing	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXX XXXX/Pension)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2102637)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2102638)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The loan is testing with QM ATR waterfall due to missing income documents
Federal Compliance - General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: The loan is testing with QM ATR waterfall due to missing income documents
Federal Compliance - Retirement Documentation: The loan is testing with QM ATR waterfall due to missing income documents
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The loan is testing with QM ATR waterfall due to missing mortgage insurance documents
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: The loan is testing with QM ATR waterfall due to missing mortgage insurance documents
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Data not provided 3 days requirement were missing and 3 days to confirmation.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002457	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002463	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: A copy of each valuation was not provided to the borrower within 3 business days prior to consummation.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002462	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,680.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,760.00. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Issue date XX/XX/XXXX, Closing XX/XX/XXXX.
Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,680.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,760.00.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is not evidence in the file that the borrower received a copy of the appraisal report at least three (3) business days prior to closing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002442	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - Missing Document: Tax Certificate not provided [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX/XXXX)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXXX or XX% ).	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Employment History: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXXX or XX% ).	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002450	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,838.00 exceeds tolerance of $1,060.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 724.17 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of borrower's receipt of the Initial Closing Disclosure dated XX/XX/XXXX at least 3 business days prior to closing was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount point Fee disclosed on the initial Loan Estimate dated XX/XX/XXXX was $1,060.00 but increased to $2,838.00 on the final closing disclosure. No valid change of circumstance or  cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of a copy of the appraisal within three business days prior to closing was not provided.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Final Closing Disclosure dated XX/XX/XXXX disclosed the Amount of Non-escrowed Property Costs over Year 1 as $XXXX. Verified Amount of Non-escrowed Property Costs over Year 1 are $XXX.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002448	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $116.00 exceeds tolerance of $90.00 plus 10% or $99.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Services Sales Tax.  Fee Amount of $85.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75245)
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $90.00 plus 10% or $99.00 due to increase of recording fee.  No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $90.00 plus 10% or $99.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Services Sales Tax was last disclosed as $0.00 on LE but disclosed as $85.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002454	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	1				3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8002449	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence the borrower received a copy of the appraisal within 3 day prior to closing.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002440	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	All conditions not met as loan is Failing Points & Fees testing and the AUS was not provided in the loan file	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX%  is in excess of the allowable maximum of  XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXXX or XX% ).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-457.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,470.00 exceeds tolerance of $1,270.00 plus 10% or $1,397.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,803.30 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Loan Designation Match - QM: The AUS is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XX%  is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXXX or XX% ).
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD was not provided to Borrower(s) at leas 3 business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits without cure provided
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded without cure provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points without cure provided	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002441	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 39.65587% exceeds AUS total debt ratio of 34.47000%. [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification	Calculated investor qualifying total debt ratio of 39.65587% exceeds AUS total debt ratio of 34.47000% due to mortgage payment discrepancy on the primary property.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal Not Provided 3 Business Days Prior to Consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002437	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $843.50 exceeds tolerance of $744.00 plus 10% or $818.40. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent fee tolerance violation in the amount of $843.50 with no cure provided to the borrower.					TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002438	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The Final Loan Estimate was issued with less than 4 days until closing.
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: Monthly hazard insurance amount is $XXX, HOA is $XXX and taxes are $XXX, or $XXX monthly and $XXX annually. The final Closing Disclosure reflects $$XXX.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002443	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002472	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $59,426.03. Due Diligence Finance Charges are $59,680.26. There is a variance of $Disclosed Finance Charges are $254.23.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial Closing Disclosure issued onXX/XX/XXXX was not acknowledged by Borrower at least three days prior to Closing.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002426	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002427	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002425	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of PUD does not match AUS property type of Single Family Detached. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	AUS reflects a Single Family Detached Residence property type and the loan file documents show a PUD. AUS reflects a Single Family Detached Residence property type and the loan file documents show a PUD.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - Check Loan Designation Match - QM: The appraisal and security instrument reflect the subject as a PUD but the AUS reflects a Single Family Detached which is causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of XXXX%, but AUS is showing a different property type than the loan file documents which is waterfalling to ATR/QM standard DTI requirement of maximum XXXX%.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002421	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate dated XX/XX/XXXX is not signed by the Borrower.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower did not receive a copy of the Appraisal within 3 business days prior to consummation.		Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002415	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $437,820.45. Due Diligence Finance Charges are $438,070.45. There is a variance of $250.00.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5of $XXX that does not match the actual total of payments for the loan of $XXX. There is a variance of $250.00.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002424	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $49,579.26. Due Diligence Finance Charges are $49,629.26. There is a variance of $50.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three 3 business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three 3 business days prior to consummation.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8002416	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The closing disclosure was provided to the borrower on the closing date		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002419	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $618.84 is less than Cash From Borrower $662.30.	Appraisal fee POC for $385.00 was not documented		1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: HOA dues are listed as $XXXX on Appraisal		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002405	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File does not contain acknowledgement that the Borrower received a copy of the appraisal 3 business days prior to loan closing as required.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002410	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $95.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7755)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: losing Disclosure not provided to Borrower(s) at least three 3 business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $95.00 exceeds tolerance of $0.00 with a variance of $95.00.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three 3 business days prior to consummation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002412	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD was issued XX/XX/XXXX which less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentations acknowledging receipt of appraisal within 3 business days from closing not provided.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002411	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of the appraisal is missing from file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002408	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Receipt of Appraisal Without Waiver is missing from the file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002445	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002422	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX Award Letter / Continuance Letter [3] Income Documentation - Income documentation requirements not met.	Evidence of IRA, other income in the amount of $XXX monthly not sufficiently documented.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002397	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $31,875.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence the borrowers received a copy of the appraisal.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002407	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $30.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75197)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7325)
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased without a valid COC, no cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased without a valid COC, no cure provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002404	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,864.35 exceeds tolerance of $830.00 plus 10% or $913.00. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $93.25 exceeds tolerance of $75.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee increased from baseline of $913 to $1864.35 with no valid coc or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure of $18.25 was provided.  However, not enough cure for all violations
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal acknowledgment did not specify if it were waiver or acknowledgement receipt of appraisal.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002400	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002420	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002396	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002402	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $90.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The file is missing evidence that the Closing Disclosure was delivered to the Borrower three days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Extension fee was not disclosed to the Borrower on the LE and a valid change of circumstance or evidence of cure to the Borrower was not provided.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: The projected Escrow Payments do not match the amount required to pay the Property Taxes of $XXX Annually or $XXX Monthly. The Monthly amount of Property taxes disclosed is $XXX, a difference of $6.87.	REVIEWER - CURED COMMENT (2023-02-02): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002403	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial closing disclosure was issued less than 6 days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The homeownership counseling disclosure was not provided to the borrower within 3 days of the application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002382	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $933.92 exceeds tolerance of $814.00 plus 10% or $895.40.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $42.00 exceeds tolerance of $28.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Estimate provided on XX/XX/XXXX not received by borrower at least 4 business day prior to Closing
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC or sufficient cure was not provided in the loan file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC or sufficient cure was not provided in the loan file.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002380	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - Income Docs Missing:: Borrower: Markus Tolentino Third Party Verification [3] Application / Processing - Missing Document: AUS not provided [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX HOA Verification, Insurance Verification, Lease Agreement, Statement, Tax Verification [3] Insurance Analysis - The Flood Insurance Policy effective date is after the Note Date.: Flood Insurance Policy Effective Date XX/XX/XXXX, Note Date XX/XX/XXXX	All conditions not met due to missing AUS	1	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Proof of appraisal delivery not provided to the borrower within 3 business days prior to consummation
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazard Disclosure contains a signature of XX/XX/XXXX. Disclosure was not provided to the borrower within a reasonable time prior to closing
																						Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Rights to Receive a Copy of the Appraisal not provided to the borrower.		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002387	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002379	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Loan File - Missing Document: Hazard Insurance Policy not provided	The file is missing a copy of the homeowners insurance to verify coverage amount.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002378	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
																					[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: No seller paid fees were disclosed on the Borrower's Final CD. A Seller's Closing Disclosure was not provided.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002373	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.			1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002377	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $60.00 plus 10% or $66.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $72.00 exceeds tolerance of $66.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	REVIEWER - CURED COMMENT (2023-01-24): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-01-24): Sufficient Cure Provided At Closing	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002360	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Document Error - The Preliminary title policy is within XXXX XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)		REVIEWER - CURED COMMENT (2023-01-24): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002359	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,062.19  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,063.00. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit was initially disclosed on LE as -$1,063. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence the appraisal was provided to the borrower is missing from the file.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002358	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002343	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002353	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Insurance Documentation - Missing Document: Hazard Dec Page not provided [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX [3] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002355	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $26,001.62.
Due Diligence Finance Charges are $26,056.12.
There is a variance of -$54.50.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing. Initial XX/XX/XXXX, Closing XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is not evidence in the file that the borrower received a copy of the appraisal report at least three (3) business days prior to closing.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002352	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $606.00 exceeds tolerance of $241.00 plus 10% or $265.10. Sufficient or excess cure was provided to the borrower. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $110.00 exceeds tolerance of $108.00. Sufficient or excess cure was provided to the borrower. (7564)		REVIEWER - CURED COMMENT (2023-01-26): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2023-01-26): Sufficient Cure Provided within 60 Days of Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002351	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-194.00. (9300)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The only Closing Disclosure provided is dated XX/XX/XXXXsame as the consummation date.
Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credit was reduced on the Loan Estimate dated XX/XX/XXXXnd a valid change in circumstance was not provided. A cure of $194 was not reflected on the Final Closing Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002341	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002348	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal Delivery to borrower was not provided. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal delivery to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002350	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $525.00 exceeds tolerance of $385.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $212.75 exceeds tolerance of $203.00.  Insufficient or no cure was provided to the borrower. (7335)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $212.75 exceeds tolerance of $203.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The closing disclosure dated XX/XX/XXXX was not provided to the borrower at least three business days prior to closing on XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The loan estimate provided on XXXX was not signed or dated, to verify if the borrower received the document at least four business days prior to closing on XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the appraisal re-inspection fee was not disclosed.  However, it is indicated on the final closing disclosure in the amount of $150. There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the appraisal fee disclosed on the loan estimate at $385, however, it is indicated on the final closing disclosure in the amount of $525.  There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the rate lock fee disclosed on the loan estimate at $203, however, it is indicated on the final closing disclosure in the amount of $212.75.  There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the loan discount points fee disclosed on the loan estimate at $203, however, it is indicated on the final closing disclosure in the amount of $212.75. There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8002357	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Using the coverage listed on the insurance binder, the coverage shortage is $104777.60	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,221.00 exceeds tolerance of $992.00 plus 10% or $1,091.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed finance charges are $208386.10. Due diligence finance charges are $208513.44. There is a variance of $124.34.	REVIEWER - CURED COMMENT (2023-01-25): Sufficient Cure Provided At Closing	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002354	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $290.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7713)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Pest Inspection was disclosed on the LE under "Other" with a tolerance of $125, but disclosed in the wrong section as $290.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file did not contain documentation verifying the borrower received a copy of the appraisal within 3 business days prior to closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002333	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Statement, Tax Verification	Using the coverage listed on the insurance binder, the coverage shortage is $43,000.00.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $6,471.34 may be required.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial closing disclosure not provided. Closing disclosure issuedXX/XX/XXXXcontains a signature from the borrower ofXX/XX/XXXXwhich is the Note date.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: Loan Estimate not provided
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Proof of appraisal delivery within 3 business days prior to consummation, not provided.
Federal Compliance - TRID Appraisal Disclosure - ECOA Status: Right to Receive a Copy of the Appraisal disclosure not provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002328	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $141.00 exceeds tolerance of $100.00 plus 10% or $110.00. Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2023-01-25): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-01-25): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002332	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no proof in file that the appraisal was provided to the borrower		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002339	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Representative FICO score discrepancy.: Representative FICO score of XXX is less than AUS representative FICO score of XXX. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	AUS in file reflects a FICO midscore of XXX. Most recent credit report in file reflects XXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,096.42  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,979.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,839.59 exceeds tolerance of $838.00 plus 10% or $921.80.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7559)	Federal Compliance - Check Loan Designation Match - QM: The credit report referenced by the AUS is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit was last disclosed as $-2,979.00 on LE but disclosed as $-2,096.42 on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate dated XX/XX/XXXX was presumed to have been received by the borrower on XX/XX/XXXX which is less than four business days before closing date of XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate dated XX/XX/XXXX was presumed to have been received by the borrower on XX/XX/XXXX which is less than four business days before closing date of XX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fees were last disclosed as $838.00  but disclosed as $1,839.59 on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Subordination Fee was last disclosed as $0.00 on LE but disclosed as $200.00 on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002335	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $415.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $415.00. Sufficient cure was provided to the borrower at Closing in the amount of $110.00.	REVIEWER - CURED COMMENT (2023-02-02): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002342	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX HOA Verification	Using the coverage listed on the insurance binder, the coverage shortage is $15,386.40		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002334	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure did not disclose an issue date.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Final Closing Disclosure was issued onXX/XX/XXXX signed on same date. Borrower was not provided disclosure at least 3 business day prior to closing date ofXX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence that borrower was provided a copy of the appraisal report 3 business days prior to closing onXX/XX/XXXX.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002325	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002316	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazard Disclosure was not provided by the creditor within a reasonable time prior to closing. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Right to Receive a Copy" appraisal disclosure to consumer was not provide		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan. Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002320	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing initial CD.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002319	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $164,788.79. Calculated finance charge is $165,383.79. Variance of -$595.00. Missing final itemization of prepaid finance charges to determine cause of underdisclosure.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002324	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: H-8 Form must be used as lender is not the same as originating lender.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence the borrower received the appraisal at least three (3) business days prior to closing.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002031	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002318	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing VOE for current employer dated within 10 business days of Note date.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/11869750)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing VOE which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Loan file is missing VOE and is waterfalling to ATR/QM standard requirements.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002032	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002315	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Statement			1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to receive a copy of appraisal was provided and signed by borrower onXX/XX/XXXXame date as closing.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002024	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The verification of employment is not within 10 business days of the Note.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $50.00 exceeds tolerance of $40.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7325)	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the VVOE within 10 business days of Note is missing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $50.00 exceeds tolerance of $40.00. Sufficient or excess cure was provided to the borrower at Closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2023-02-02): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-02): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002314	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Sufficient Asset documentation is missing from the file. Documented qualifying assets in the amount of $XXX is less than calculated cash for closing in the amount of $XXX. There is a variance of $XXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $140.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75174)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Sufficient Asset documentation is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Survey Fee $140.00 added on Final Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002022	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $1,539.02 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,131.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $190.00 exceeds tolerance of $149.00 plus 10% or $163.90.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Lender Credit Tolerance Violation: No valid change in circumstance for this fee increase
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan estimate not electronically provided to borrower at least 4 business days prior closing
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance for fee increase
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002023	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee. Fee Amount of $210.00 exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7517)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $188,440.63. Due Diligence Finance Charges are $188,580.63. There is a variance of $140.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Valuation was not provided to the borrower within 3 business days of consummation.	REVIEWER - CURED COMMENT (2023-02-01): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002313	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Theres a coverage shortfall of $6064		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002021	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $3,155.33 is less than AUS Available for Closing of  $27,991.75.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $3,155.33 is less than AUS qualifying asset balance of $27,991.75.
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $3,155.33 is less than Cash From Borrower $29,808.85.	Missing evidence of $XXX in gift funds as reflected on AUS. Missing evidence of $XXX in gift funds as reflected on AUS. Missing evidence of $XXX in gift funds as reflected on AUS. Missing evidence of $XXX in gift funds as reflected on AUS.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $107.00 exceeds tolerance of $5.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The evidence of $XXX in gift funds s missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the increase in Credit Report Fee. A cure of $32.00 was provided but is not sufficient to cure the $102.00 fee tolerance.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002028	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	XXXX XXXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.”	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller paid fees not included on final closing disclosure and a Seller CD was not provided for review
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The only CD provided is from closing XX/XX/XXXX
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002020	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002013	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2100117)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX was not received by borrower at least  business 3 days prior to closing
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: The escrow amount of $XXX on XX/XX/XXXX,does not match the escrow amount on the final disclosure of $XXX.	REVIEWER - CURED COMMENT (2023-01-24): Sufficient Cure Provided At Closing	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002017	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] General - Subject is not in average or better condition.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX Property Condition: C5	BPO indicates the property is C5 condition however there are no recommended repairs.	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $109,207.83 is under disclosed by $1,246.89 compared to the calculated Finance Charge of $110,454.72 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $600.00 exceeds tolerance of $525.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,603.13 exceeds tolerance of $356.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $109,207.83. Due Diligence Finance Charges are $110,454.72. There is a variance of $1,246.89.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated XX/XX/XXXX was not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the increase in the Appraisal Fee  Cure provided is not sufficient to cover fee tolerance.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the increase in Loan Discount Points.  Cure provided is not sufficient to cover fee tolerance.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - GENERAL COMMENT (2024-02-19): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8002016	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-500.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $751.00 exceeds tolerance of $608.00 plus 10% or $668.80.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $600.00 exceeds tolerance of $500.00.  Insufficient or no cure was provided to the borrower. (7325)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,800.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of XX% exceeds state maximum of 4% or $5, whichever is greater.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $0 is less than amount of binding Lender Credit previously disclosed in the amount of -$500. No cure was provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee increased from baseline of $668 to $751 with no valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Origination Fee increased from baseline of $500 to $600 with no valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Fee increased from baseline of $0 to $1800 with no valid COC or cure provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentations acknowledging receipt of appraisal within 3 business days from closing not provided.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002011	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $28,471.43 is less than Cash From Borrower $92,102.94. [3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX W-2 (2016) [3] Income Documentation - Income documentation requirements not met. [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Documented qualifying Assets for Closing of $28,471.43 is less than Cash From Borrower $92,102.94. Missing the 2016 W-2 for B2 as required per AUS.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $117.75 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Loan Designation Match - QM: The 2016 W-2 for B2 is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the borrower received a copy of each valuation at least three (3) business days prior to consummation.	REVIEWER - CURED COMMENT (2023-01-25): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002312	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $175.00 plus 10% or $192.50. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77137)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $175.00 plus 10% or $192.50 due to addition of Recording Fee Total. No valid COC provided; cure provided at closing.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Property Inspection Fee was last disclosed as $0.00 on LE but disclosed as $100.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002012	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance has a short fall of $28,760.00		3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Final CD Page 5 Non-Escrowed Property Costs over Year 1 of $XXX is not accurate, per documents should be $XXX		Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8002018	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $27,800.00.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2105827)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2105826)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: Final Closing Disclosure disclosed the amount of Escrowed Property Costs over Year 1 as $XXX. Verified property costs over year 1 are $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure dated XX/XX/XXXX disclosed the escrow payment for payment stream 2 as $XXX. Verified escrow payments are $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure dated XX/XX/XXXX disclosed the escrow payment for payment stream 1 as $XXX. Verified escrow payments are $XXX.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of borrower's receipt of the Final Closing Disclosure dated XX/XX/XXXX at least 3 business days prior to closing was not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of a copy of the appraisal within 3 business days of closing was not provided.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: Final Closing Disclosure dated XX/XX/XXXX disclosed the Monthly Escrow Payment on page 4 as $XXX. Verified monthly escrow payments are $XXX.	REVIEWER - CURED COMMENT (2023-02-01): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002005	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan amount discrepancy.: Note loan amount of $XXX exceeds AUS loan amount of $XXX.	Loan amount on most recent AUS $XXX however the loan was closed with an amount of $XXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $570.00 exceeds tolerance of $569.00.  Insufficient or no cure was provided to the borrower. (7325)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The AUS with the correct loan amount is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of XXXX%, but the AUS has the wrong loan amount and is waterfalling to ATR/QM standard DTI requirement of maximum XXXX%.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Origination Fee was last disclosed as $562.50 on LE but disclosed as $570.00 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file did not contain documentation verifying the borrower received a copy of the appraisal within 3 business days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXXX.		TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002006	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $362.00 exceeds tolerance of $309.00 plus 10% or $339.90. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - CURED COMMENT (2023-02-03): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001994	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-206.25  is less than amount of binding Lender Credit previously disclosed in the amount of $-213.00. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Interim Closing Disclosure Timing Test: There are two preliminary CD's for Date Issued 1/5. The Loan Calculation section was not completed on one copy therefore reflecting the APR as blank and page 5 was missing on the other copy. Based on this, the APR increased from 0% to XX% of which was not provided at least 3 business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credit decreased from the initial LE from $213 to the subsequent LE to $206.25.  Although there was a decrease in the mortgage amount, a Change of Circumstance to the borrower was not found indicating the reduction of the lender credit.  This requires a tolerance cure in the amount of $6.75 for this 0% fee.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There was no documentation found to verify the borrower was provided with a copy of the appraisal at least three business days prior to closing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002001	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  File does not contain evidence that broker performed an analysis of borrower’s ability to repay based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $100.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee increased due to co borrower, cure was provided to borrower at closing in the amount of $50.00.	REVIEWER - CURED COMMENT (2023-01-25): Sufficient Cure Provided At Closing	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001998	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,834.00 exceeds tolerance of $1,585.00 plus 10% or $1,743.50. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2023-01-26): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001999	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.		Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001991	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-689.52 is less than amount of binding Lender Credit previously disclosed in the amount of $-738.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $625.00 exceeds tolerance of $525.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.	Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit is less than Lender Credit previously disclosed. Sufficient cure was not provided to the Borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee amount of $625.00 exceeds tolerance of $525.00.  Sufficient cure was provided on the Final Closing Disclosure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal was not provided to the borrower 3 business days prior to consummation.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001987	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $55,865.60		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001993	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address:XXXX XXXX, Address: XXXX XXXX Tax Verification Tax Verification Tax Verification Tax Verification Tax Verification Tax Verification	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 986.59 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2105647)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2105646)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: All CD's provided are missing the issue dates.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: All CD's provided are missing the issue dates.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: All CD's provided are missing the issue dates.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: Final CD XX/XX/XXXX  page 4 Escrowed Property Costs over Year 1 of $XXXX is inaccurate, per documents in file should be $XXXX
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final CD escrow payment for payment stream 2 is inaccurate $XXX , per documents in file should be $XXX
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final CD escrow payment for payment stream 1 is inaccurate $XXX , per documents in file should be $XXX
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD is missing issue date.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Interim CD is missing issue date.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal acknowledgement receipt was not provided.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: Final CD Monthly Escrow Payment is inaccurate $XXX , per documents in file should be $XXX	REVIEWER - CURED COMMENT (2023-02-03): Sufficient Cure Provided At Closing	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001990	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001995	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $543.45 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial Closing Disclosure acknowledged by Borrower at least three days prior to closing is missing from the loan file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Extension fee listed on the Final Signed Closing disclosure is $543.45.  However, the tolerance cure listed was $529.79.  The Tolerance cure is shorted by $13.66.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The acknowledgement signed by the Borrower at closing stating they received a copy of the appraisal at least three days prior to closing is missing from the loan file.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001978	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] General Appraisal Requirements - Primary Appraisal was completed after the final loan approval.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	AUS was approved with a value of $XXX and the Appraisal came in higher at $XXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX%  is in excess of the allowable maximum of  XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX  on a Federal Total Loan Amount of $XXX  vs. an allowable total of $XXX  (an overage of $XXXX or XX% ).
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,467.30 exceeds tolerance of $1,361.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - Check Loan Designation Match - QM: The failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of XXXX%, but the loan is failing QM Points & Fees and is waterfalling to ATR/QM standard DTI requirement of maximum XXXX%.
Federal Compliance - QM Points and Fees: Qualified Mortgage Breakdown discloses the par rate, but the undiscounted interest rate price is missing.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Missing e-sign agreement.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the borrower received a copy of each valuation at least three (3) business days prior to consummation	REVIEWER - CURED COMMENT (2023-01-26): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001981	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final Closing Disclosure was not provided to Borrower(s) at least three (3) business days prior to closing.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal was not provided 3 business days prior to consummation.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002010	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-522.33  is less than amount of binding Lender Credit previously disclosed in the amount of $-529.00. (9300)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $847.00 exceeds tolerance of $744.00 plus 10% or $818.40. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $145,874.83. Due Diligence Finance Charges are $146,425.76. There is a variance of $550.93.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit initially disclosed is $-529. The Lender credit on the final CD is $-522.33.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	REVIEWER - CURED COMMENT (2023-01-31): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001972	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of $35.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7724)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $800.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77169)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $873.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7591)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $575.00 exceeds tolerance of $475.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: There are no seller paid fees listed on the final closing disclosure and the seller's closing disclosure is missing from the file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Feewithout a valid changed circumstance or sufficient cure. Fee Amount of $35.00 exceeds tolerance of $0.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee without a valid changed circumstance or sufficient cure. Fee Amount of $800.00 exceeds tolerance of $0.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: $973 lender credit included to cover the increase in closing cost above the legal limit.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: $973 lender credit included to cover the increase in closing costs above the legal limit.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002025	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,796.70 exceeds tolerance of $2,124.00 plus 10% or $2,336.40.  Sufficient or excess cure was provided to the borrower. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $1,122.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. (7561)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $539.38 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7349)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $270,207.84. Due Diligence Finance Charges are $270,257.54. There is a variance of $49.70.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final Closing Disclosure dated XX/XX/XXXX was not provided to borrower at least 3 business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence that borrower was provided a copy of appraisal report within 3 business days prior to closing on XX/XX/XXXX.	REVIEWER - CURED COMMENT (2023-02-03): Sufficient Cure Provided within 60 Days of Closing
REVIEWER - CURED COMMENT (2023-02-03): Sufficient Cure Provided within 60 Days of Closing
REVIEWER - CURED COMMENT (2023-02-03): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001973	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Lease Agreement, Statement, Tax Verification	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $425.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TRID Initial Closing Disclosure Timing without Waiver	REVIEWER - CURED COMMENT (2023-01-26): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001988	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001984	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $666.00 exceeds tolerance of $546.00. Sufficient or excess cure was provided to the borrower at Closing. (7349)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $56,496.79. Due Diligence Finance Charges are $56,623.69. There is a variance of -$126.90.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial closing disclosure is provided to the borrower on XX/XX/XXXX, less than 3 business days before closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower's acknowledgement of appraisal receipt at least 3 business days prior to closing is missing.	REVIEWER - CURED COMMENT (2023-02-02): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001974	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Amount Financed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed = $178,890.78. The actual amount finance = $178,912.28 with a variance of $21.50.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed  Finance Charge on page 5 = $155,628.69. The actual Finance Charge = $156,605.57 with a variance of $976.88.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 = $XXX . The actual payment = $XXX with a variance of $976.88.	Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001980	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $51,400.	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure dated XX/XX/XXXX at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the borrower received a copy of the valuation at least three (3) business days prior to consummation.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001967	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Calculated Finance Charge of $65,434.64. Disclosed Finance charge of $65,227.33. Variance of $207.31.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Earliest CD in file was issued on XX/XX/XXXX. Closing Date was XX/XX/XXXX. Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower Acknowledgement of Receipt of Appraisal was not provided. Date aprraisal sent to the borrower was not in the file.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002000	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001966	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $14,000.00.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of delivery and receipt of the appraisal.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001963	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,069.00 exceeds tolerance of $1,131.00 plus 10% or $1,244.10.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $7.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7579)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid changed circumstance. No cure was provided to the borrower at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid changed circumstance. No cure was provided to the borrower at closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure - List of Homeownership Counseling List Status	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002309	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001964	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,565.00 exceeds tolerance of $1,867.00 plus 10% or $2,053.70.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Closing Disclosure datedXX/XX/XXXXas not been signed by the borrower. Missing proof in file that CD was received 3 days prior to closing.
Federal Compliance - TRID Loan Estimate Timing: The LE datedXX/XX/XXXXas not been signed by the borrower. Missing proof in file that the LE was received 3 days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The revised LE datedXX/XX/XXXXas not been signed by the borrower. Missing proof in file that LE was received 3 days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The Title fees increased from $1,867.00 to $2,565.00 without a valid change of circumstance or evidence of cure provided to the borrower.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The Home Ownership Counseling Organizations is datedXX/XX/XXXXhich is dated greater than 3 days past Borrowers application date ofXX/XX/XXXX
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The right to receive copy of appraisal is datedXX/XX/XXXXhich is dated greater than 3 days past Borrowers application date ofXX/XX/XXXXand has not been signed by the Borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001965	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $34.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)		REVIEWER - CURED COMMENT (2023-02-02): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001952	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $72,815.19 is under disclosed by $615.00 compared to the calculated Finance Charge of $73,430.19 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee.  Fee Amount of $35.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7778)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $750.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $72,815.19. Calculated Finance Charges are $73,430.19. There is a variance of  -$615.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee. Fee Amount of $35.00 exceeds tolerance of $0.00.  no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $145.00 exceeds tolerance of $0.00.  no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $750.00 exceeds tolerance of $0.00. no cure was provided to the borrower.	REVIEWER - GENERAL COMMENT (2024-02-19): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001960	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $444.00 exceeds tolerance of $231.00 plus 10% or $254.10.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $80.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing Initial Closing Disclosure
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal was not provided 3 business days prior to consummation.	REVIEWER - CURED COMMENT (2023-02-02): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-02): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002308	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $715.00 exceeds tolerance of $560.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee and no cure was provided to the borrower	REVIEWER - CURED COMMENT (2023-01-26): Sufficient Cure Provided At Closing	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001950	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure reflects a Total of Payments value of $XXX . Calculated Total of Payments value is $XXX . This is a variance of $20.23.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure datedXX/XX/XXXX was not deemed received by the borrower untilXX/XX/XXXX and the note date isXX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: Final Closing Disclosure reflects a monthly Property Taxes payment of $XXX . Using the Tax Certificate in file, the total annual taxes are $XXX , calculating to $XXX monthly.	REVIEWER - CURED COMMENT (2023-01-26): Sufficient Cure Provided At Closing	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002307	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																					[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 195.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001951	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX  on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: Amount of Escrowed Property Costs over Year 1 of $XXX  on Final Closing Disclosure provided on XX/XX/XXXX not accurate.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: Initial escrow account monthly escrow $XXX .
Final CD monthly escrow on page 5 $XXX .
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file showing borrower ever received copy of appraisal.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001948	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	VVOE is not within 10 days of the Note per the DU AUS VVOE is not within 10 days of the Note	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $4,176.96 may be required.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/11870024)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Federal Compliance - Check Loan Designation Match - QM: The VVOE dated within 10 business day of the note date is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: File is missing all LE's
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Lender did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The VVOE is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Appraisal Disclosure - ECOA Status: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001949	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $0.50 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $42.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7580)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial 1003, UTD application date.	REVIEWER - CURED COMMENT (2023-01-27): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2023-01-27): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001944	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,946.91 may be required.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: Loan Estimate not provided within loan images to evidence delivery to the Borrower. The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,946.91 may be required.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Appraisal Disclosure - ECOA Status: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001945	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $145.00 exceeds tolerance of $135.00.  Sufficient or excess cure was provided to the borrower at Closing. (7552)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $403.51 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7349)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $106,274.30. Due Diligence Finance Charges are $106,542.82. There is a variance of $268.52.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - CURED COMMENT (2023-02-01): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-01): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8002305	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $275.00 exceeds tolerance of $175.00 plus 10% or $192.50.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The loan file does not document that a Closing Disclosure was provided at least 3 business days prior to closing as initial LE was sent on XX/XX/XXXX and closing date was XX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $275.00 exceeds tolerance of $175.00 plus 10% or $192.50. The was an appraisal re inspection fee of $XXX listed on the closing disclosure dated 05.28.2016 that was not disclosed previously on the prior LEs.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $275.00 exceeds tolerance of $175.00 plus 10% or $192.50. The was an appraisal re inspection fee of $XXX listed on the closing disclosure dated 05.28.2016 that was not disclosed previously on the prior LEs.  Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The loan file does not document that the Borrower received a copy of the appraisal 3 day prior to closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002306	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Document Error - The Preliminary title policy is within XXXX XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,021.72 exceeds tolerance of $1,822.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid change of circumstance has not been provided to support fee increase causing tolerance.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001935	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $138.85 exceeds tolerance of $114.00.  Sufficient or excess cure was provided to the borrower. (7564)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $3.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. (75229)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $862.50 exceeds tolerance of $857.00.  Sufficient or excess cure was provided to the borrower. (7325)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $431.25 exceeds tolerance of $429.00. Sufficient or excess cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide evidence the Closing Disclosure dated XX/XX/XXXX was provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - CURED COMMENT (2023-02-01): Sufficient Cure Provided within 60 Days of Closing
REVIEWER - CURED COMMENT (2023-02-01): Sufficient Cure Provided within 60 Days of Closing
REVIEWER - CURED COMMENT (2023-02-01): Sufficient Cure Provided within 60 Days of Closing
REVIEWER - CURED COMMENT (2023-02-01): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001941	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] General Appraisal Requirements - Primary Appraisal was completed after the final loan approval.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The AUS approval value and LTV do not match up to the appraisal value in the file. The file is missing the final AUS approval matching the terms of how the loan closed. The final AUS is missing from the loan file that matches the appraisal value.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XX%  on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XX%  outside of 0.250% tolerance. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,074.50 exceeds tolerance of $938.00 plus 10% or $1,031.80. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ARM Disclosure Timing Test: ARM disclosure provided to borrower on XX/XX/XXXX was signed by borrower on the same date as it was provided.
Federal Compliance - Check Loan Designation Match - QM: The AUS approval value and LTV do not match up to the appraisal value in the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: APR of XX%  on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XX%  outside of 0.250% tolerance
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed finance charges are $ 337,846.57. Due diligence finance charges are $230,263.52. There is a variance of $107,583.05.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of payments as disclosed on page 5 of closing disclosure is correctly entered.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure provided to borrower on the XX/XX/XXXX was not signed by borrower.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Appraiser waiver provided to borrower onXX/XX/XXXX was signed by borrower onXX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee change with no cure provided to borrower or change of circumstance in file.	REVIEWER - CURED COMMENT (2023-01-27): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001938	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,826.25 exceeds tolerance of $926.00 plus 10% or $1,018.60.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,003.50 exceeds tolerance of $995.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $418.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7349)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $1,672.00 exceeds tolerance of $1,658.00. Sufficient or excess cure was provided to the borrower at Closing. (7325)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge with a variance of $439.24
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: The initial escrow payment on page 2 was $4378.18, however page 4 of the CD shows the initial payment was $3758.22.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of the appraisal was not provided.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: The monthly escrow payment disclosed on the final closing disclosure page 4 does not match the monthly escrow payment of this loan	REVIEWER - CURED COMMENT (2023-02-03): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-02-03): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-02-03): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-02-03): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-02-03): Sufficient Cure Provided At Closing	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001936	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,815.00 exceeds tolerance of $1,242.00 plus 10% or $1,366.20.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7552)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $167.44 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7349)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $104,008.97. Due Diligence Finance Charges are $104176.41. There is a variance of -$167.44.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller paid fees disclosed on the Borrower's CD are $0.  The Seller paid fees on the Seller's CD are not included due to the missing seller's closing disclosure.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The closing disclosure provided was issued onXX/XX/XXXX, less than 3 business days prior to the closing date ofXX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The borrower's acknowledgement of appraisal receipt 3 business days prior to closing is missing.	REVIEWER - CURED COMMENT (2023-02-01): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-02-01): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-02-01): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001937	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $200,604.17 is under disclosed by $776.11 compared to the calculated Finance Charge of $201,380.28 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $1,575.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,151.36 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: On 04/16 finance charge was disclosed as $201,380.28 and on CD dated 05/10 was disclosed as $200,604.17. This a difference of $776.11.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD was provided on XX/XX/XXXX, this was not within 3 days of closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: An Extenstion were added on 04/16 in the amount of $1,575.00  no change of circumstance or cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points were added on 04/16 in the amount of $3,151.36,  no change of circumstance or cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification that appraisal was delivered to borrower was not provided.	REVIEWER - GENERAL COMMENT (2024-02-19): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001929	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Statement, Tax Verification	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Only Closing Disclosure in file is dated XX/XX/XXXX which is the day of closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Provide evidence that a copy of the valuation was issued to the borrower at least three business days before consummation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001924	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [3] Application / Processing - Missing Document: AUS not provided [3] Application / Processing - Missing Document: Bankruptcy Documents not provided [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	No AUS in file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $45.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temp SHQM. However, the loan is missing AUS which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: No evidence in file borrower received loan estimate within three days of application.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: No evidence in file borrower was provided a revised loan estimate at least for days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Tax service fee of $45.00 exceeds tolerance of $0.00 with no sufficient cure to borrower.	REVIEWER - CURED COMMENT (2023-01-26): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002303	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: File is missing a copy of the seller CD.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001922	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient. [3] Insurance Analysis - The Flood Insurance Policy effective date is after the Note Date.: Flood Insurance Policy Effective Date XX/XX/XXXX, Note Date XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller paid fee of 15940.26 was not disclosed on the final closing disclosure
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of special flood hazard insurance not provided within a reasonable time frame of before the note
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002302	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001975	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $610.00 exceeds tolerance of $510.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,312.50 exceeds tolerance of $1,200.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee Amount of $610.00 exceeds tolerance of $510.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount Points Fee Amount of $1,312.50 exceeds tolerance of $1,200.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Loan is missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001918	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $142.23 exceeds tolerance of $100.00 plus 10% or $110.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $325.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial executed 1003 was not provided in the loan file	REVIEWER - CURED COMMENT (2023-02-03): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-03): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001923	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001908	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001913	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence of an earlier disclosure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence that the appraisal was delivered.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence that the appraisal was delivered.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002299	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $775.85 is less than AUS Available for Reserves of $1,786.62.	Available reserves $775.85 and AUS requires $1,786.62 Available reserves $775.85 and AUS requires $1,786.62	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-196.93  is less than amount of binding Lender Credit previously disclosed in the amount of $-202.00. (9300)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Loan designation discrepancy due to short reserves. Available reserves $775.85 and AUS requires $1,786.62
Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: Property costs associated with the property were not disclosed
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Date the initial Closing Disclosure was provided is missing on file
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credits of $-202.00 included cure amount of $5 and that changed the amount to $-196.93 with no changed circumstance provided.
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: Non-escrowed property costs should have been disclosed, and were not.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001907	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lenders Coverage Premium. Fee Amount of $677.00 exceeds tolerance of $576.00. Sufficient or excess cure was provided to the borrower at Closing. (75244)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: Initial Escrow Payment at closing disclosed in Section G on p. 2 of the final CD is $XXX ; amount disclosed on p.4 is $XXX .
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: An initial Closing Disclosure, received at least 3 business days prior to closing, is not found in loan images.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery of appraisal not provided.	REVIEWER - CURED COMMENT (2023-02-01): Sufficient Cure Provided At Closing	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001898	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance policy coverage amount is missing from evidence of insurance. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX, Address: XXXX XXXX Insurance Verification, Tax Verification Insurance Verification, Tax Verification	There is no coverage amount listed on the insurance binder, the coverage shortage is $68,633.60.		1				3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Missing evidence the borrower received the Loan Estimate provided on XX/XX/XXXX at least four (4) business days prior to closing.		Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001905	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): The Final TIL reported the "Maximum First Five Years" date of XX/XX/XXXX. The Note dated XX/XX/XXXX reported the rate may change onXX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Proof of delivery of appraisal not in file.	Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002300	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,172.00 exceeds tolerance of $1,649.00 plus 10% or $1,813.90.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Property taxes were not included in the prepaid section of the final Closing Disclosure dated XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The LE dated XX/XX/XXXX was not received by the borrower 4 business days prior to closing. The closing date is XX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance fees increased from $1,649.00 to $2,122.00. A cure of $358.10 is due the borrower.	Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001897	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $471.60  is less than amount of binding Lender Credit previously disclosed in the amount of $0.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7522)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three business days prior to closing
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit Fee exceeded the amount of lender credit previously disclosed Insufficient or cure was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Document Preparation Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee or a cure provided at closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001900	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $59,453.10 is less than Cash From Borrower $61,279.13.	AUS requirement met. Due to POCs in file for 1004 and property taxes not documented.		1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002298	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $275,931.52 is underdisclosed from calculated Finance Charge of $276,030.34 in the amount of $98.82.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $275,931.51. Due Diligence Finance Charges are $276,030.34, There is a variance of -$98.82. There is a Lender Credit in the amount of $34.31 located on page 1 of the Final HUD-1.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements
Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: Final Good Faith Estimate does not disclose Borrower will have an escrow account.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001903	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-0.30 is less than amount of binding Lender Credit previously disclosed in the amount of $-395.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,626.20 exceeds tolerance of $1,625.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Lender Credit Tolerance Violation: File is missing a valid change of circumstance and there was no tolerance cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0%  Fee Tolerance exceeded for Loan Discount Points of $1,626.20 exceeds tolerance of $1,625.00. Insufficient or no cure was provided.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Lender has Non escrowed property costs over year 1 of $XXXX, however the file is missing any evidence of non escrowed property cost.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001976	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file that the appraisal was provided to the borrower within 3 business days of consummations.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002297	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $386,711.79 is underdisclosed from calculated Finance Charge of $387,519.49 in the amount of $807.70.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $386711.79. Due Diligence Finance Charges are $387669.49. There is a variance of $957.70.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is no evidence the borrower was provided the Right To Received a Copy of appraisal disclosure at least 3 days prior to closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002296	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Evidence of Right to receive appraisal within 3 days of application date not provided.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001890	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 169.17890% exceeds AUS total debt ratio of 63.71000%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Statement
[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX, Address: XXXX XXXX 1040 (2014), Lease Agreement, Schedule E Only
1040 (2014), Lease Agreement, Statement
1040 (2014), Lease Agreement, Schedule E Only
1040 (2014), Lease Agreement, Schedule E Only	AUS requires Borrowers most recent federal income tax return (Pages 1, 2 and Schedule E), or a copy of the current lease. Not located in the file.

1)  Current mortgage statement for XXXX XXXX was also not provided. 2) Current mortgage statement for XXXX XXXXt not provided.
In addition to missing current year of 1040 tax return, Sch E and /or lease agreement on 4 REO properties (including subject property), AUS #9  reflects the omission of four (4) mortgage loans from the underwriting analysis.
AUS requires Borrowers most recent federal income tax return (Pages 1, 2 and Schedule E), or a copy of the current lease.  Not located in the file.

														1) Current mortgage statement for XXXX XXXX was also not provided. 2) Current mortgage statement for XXXX XXXXt not provided.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001896	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,641.49 is underdisclosed from calculated Finance Charge of $209,324.93 in the amount of $683.44.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Amount Financed is $208,641.49. Due Diligence Amount Financed is $209,369.93. There is a variance of $728.44.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial 1003 documents in file were not executed by the Loan Officer. File is missing evidence of the Initial Loan Application date.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Initial 1003 documents in file were not executed by the Loan Officer. File is missing evidence of the Initial Loan Application date.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Initial 1003 documents in file were not executed by the Loan Officer. File is missing evidence of the Initial Loan Application date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.

																								State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001891	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.			1				2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002294	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Statement, Tax Verification			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:SecondaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001884	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001882	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002293	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file. [3] Insurance Eligibility - PMI Error (Borrower Paid):: Calculated Borrower paid PMI initial premium amount of XXXX XXXX does not match the mortgage insurance premium collected on the HUD-1 of XXXX XXXX [3] Insurance Eligibility - PMI Error (Non-Borrower Paid):: Non-Borrower paid Calculated PMI initial premium amount of $0.00 does not match the mortgage insurance premium collected on the HUD-1 of XXXX XXXX	Lender credit in file reflects partial payment of PMI. Lender credit in file reflects partial payment of PMI.		1				2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002292	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001879	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,631.87 is underdisclosed from calculated Finance Charge of $60,156.87 in the amount of $525.00.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $59,631.87 is underdisclosed from calculated Finance Charge of $60,156.87. Variance is $525.00.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): The subject transaction is a payoff of a lien from the same lender as the new lender and the incorrect H-8 form was used for the Notice of Right to Cancel.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. Initiial Signed and dated 1003 was not provided,
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. Initiial Signed and dated 1003 was not provided,
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. Initiial Signed and dated 1003 was not provided,	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001883	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX%  is in excess of the allowable maximum of  XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX  on a Federal Total Loan Amount of $XXX  vs. an allowable total of $XXX  (an overage of $XXXX or XX%).
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Loan Designation Match - QM: The loan has failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XX%  is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX  on a Federal Total Loan Amount of $XXX  vs. an allowable total of $XXX  (an overage of $956.81 or XX%).
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower signed a waiver for receipt of the appraisal on XX/XX/XXXXowever there is no document signed at closing showing the borrower received a copy of the appraisal at closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001872	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Interest rate discrepancy.: Note interest rate of XX% exceeds AUS interest rate of XX%. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Note interest rate of XX% exceeds AUS interest rate of XX%.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXXX XXXX/Commission)
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX XXXX/Overtime)
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX XXXX/Bonus)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX XXXX/Overtime)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX XXXX/Bonus)
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan contains AUS with interest rate that does not match the Note rate which resulted in a Due Diligence Loan Designation of Non QM.
Federal Compliance - Commission Tax Documentation: Loan file contains AUS with interest rate that does not match the Note rate and is waterfalling to ATR/QM standard requirements.
Federal Compliance - Overtime Bonus 2Yr Calc: Loan file contains AUS with interest rate that does not match the Note rate and is waterfalling to ATR/QM standard requirements.
Federal Compliance - Overtime Bonus 2Yr Calc: Loan file contains AUS with interest rate that does not match the Note rate and is waterfalling to ATR/QM standard requirements.
Federal Compliance - Overtime Bonus Method of Calculation: Loan file contains AUS with interest rate that does not match the Note rate and is waterfalling to ATR/QM standard requirements.
Federal Compliance - Overtime Bonus Method of Calculation: Loan file contains AUS with interest rate that does not match the Note rate and is waterfalling to ATR/QM standard requirements.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001874	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002290	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																					[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence that appraisal was issued to borrower within three business days of consummation.		Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002291	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: The file was missing a copy of the Servicing Disclosure or proof of the borrower's receipt within 3 days of originator application date. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The file was missing a copy of the Right to Receive Appraisal Disclosure or proof of the borrower's receipt within 3 days of originator application date.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002287	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The application date is XX/XX/XXXXnd the Disclosure was provided on XX/XX/XXXXFederal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: The application date is XX/XX/XXXXnd the Disclosure was provided on XXXX.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002286	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001873	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The file is missing the complete credit report. Using the coverage listed on the insurance binder, the coverage short is $220,380.00	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/11870320)
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Loan Designation Match - QM: The loan originated with a Loan Designation of Temporary SHQM. The file is missing the Credit Report causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: Loan was AUS approved, but the Credit Report is missing and the loan is water falling to ATR/QM standard documentation of 2-years employment verification of income.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Loan was AUS approved, but the Credit Report is missing and the loan is water falling to ATR/QM standard documentation of 2-years employment verification of employment history.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8001868	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $61,250.00.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Disclosure was not provided.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001870	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.		Yes	TR Indeterminable	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8001867	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,418.99 is underdisclosed from calculated Finance Charge of $135,479.70 in the amount of $1,060.71.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Calculated Finance Charge of $135,418.99. Disclosed Finance charge of $134,418.99. Variance is $1,060.71.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Loan file is missing Inital signed and dated 1003 to determine Initial Loan Application Date.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Loan file is missing Inital signed and dated 1003 to determine Initial Loan Application Date.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Loan file is missing Inital signed and dated 1003 to determine Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002285	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,876.40 is underdisclosed from calculated Finance Charge of $203,397.09 in the amount of $2,520.69.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $200,876.40 is underdisclosed from calculated Finance Charge of $203,397.09 in the amount of $2,520.69.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is no evidence of appraisal receipt.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001865	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX HOA Verification, Insurance Verification, Statement, Tax Verification	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of receipt of a copy of each valuation three (3) business days prior to consummation not provided.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001880	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $348,142.93 is underdisclosed from calculated Finance Charge of $348,692.93 in the amount of $550.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $348,142.93. Due Diligence Finance Charges are $348,692.93 . There is a variance of $550.00.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation onXX/XX/XXXX
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing signed initial 1003, unable to determine application date.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Missing signed initial 1003, unable to determine application date.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001881	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.	The AUS required depository funds to be verified by two months of account statements and only one month is provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Check Loan Designation Match - QM: A second month of account statements is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Existence of escrow account disclosed on Final GFE does not match actual terms.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.		Yes	TILA ATR/QM	C	C	C	C	C	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8002284	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $81,040.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal acknowledgement signed at closing is missing from the file.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001861	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001862	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower Acknowledgement of Receipt of Appraisal was not provided. Date appraisal sent to borrower was not in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Borrower Signed and dated 1003 was not provided. Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Borrower Signed and dated 1003 was not provided. Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Borrower Signed and dated 1003 was not provided. Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001859	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $77,555.69 is underdisclosed from calculated Finance Charge of $77,966.19 in the amount of $410.50.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $77,555.69 is underdisclosed from calculated Finance Charge of $77,966.19 in the amount of $410.50.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial executed signed and dated 1003 was not provided in the loan file
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Initial executed signed and dated 1003 was not provided in the loan file
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Initial executed signed and dated 1003 was not provided in the loan file	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001915	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001860	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $254,319.16 is underdisclosed from calculated Finance Charge of $254,494.16 in the amount of $175.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of counseling agencies list per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The disclosed finance charge is $254,319.16. The Due Diligence calculated finance charge is $254,494.16. There is a variance of $175.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Loan file is missing a signed and dated initial application, unable to determine if the Homeownership Counseling List  was delivered within the required timings.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Loan file is missing a signed and dated initial application, unable to determine if the Servicing Disclosure was delivered within the required timings.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The disclosure was sent on XX/XX/XXXX, but unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001853	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001856	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001851	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,166.98 is underdisclosed from calculated Finance Charge of $190,461.89 in the amount of $294.91.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $190,166.98. Due Diligence Finance Charges are $190,461.89. There is a variance of $294.91,	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001847	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Bankruptcy Documents not provided			1				2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.			Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001849	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $3,900.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001846	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $627.47 is less than Cash From Borrower $1,048.00.	The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																								Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001857	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001844	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,593.73 is underdisclosed from calculated Finance Charge of $92,645.17 in the amount of $51.44.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $92,593.73 is underdisclosed from calculated Finance Charge of $92,645.17 in the amount of $51.44.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazard Disclosure Provided and signed at closing	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001839	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide Right to Receive a Copy of Appraisal disclosure to applicant within three business days of application, as required.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001842	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001838	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $209,684.69 is underdisclosed from calculated Finance Charge of $210,085.45 in the amount of $400.76.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $209,684.69. Due Diligence Finance Charges are $210,085.45. There is a variance of $400.76,	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8001916	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $15,133.39 is underdisclosed from calculated Finance Charge of $15,650.17 in the amount of $516.78.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Cure was not provided at closing	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001837	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage
[3] Federal Compliance - TIL-MDIA - Missing Required Statement on Early TIL Disclosure: Truth in Lending Act (Early TIL Disclosure): Early TIL does not contain required statement (You are not required to complete this agreement…).	Federal Compliance - TIL-MDIA - Missing Required Statement on Early TIL Disclosure: Missing Required Statement on Early TIL Disclosure. Initial TIL has Final TIL required verbiage.	Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TIL-MDIA - Missing Required Statement on Early TIL Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TR Tested	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001832	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Credit Eligibility - Credit report shows credit payments as currently delinquent.	Credit reports shows current delinquency of $347.00.	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $118,244.08 is underdisclosed from calculated Finance Charge of $119,199.62 in the amount of $955.54.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $118,244.08. Calculated Finance Charges are $119,199.62. There is a variance of $955.54.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001833	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001835	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001831	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Tax Verification	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of borrower's receipt of a copy of the appraisal within three business days prior to closing was not provided. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Evidence of borrower's receipt of the "Right to Receive a Copy" appraisal disclosure was not provided.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001852	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001828	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage
[3] Federal Compliance - TIL-MDIA - Missing Required Statement on Early TIL Disclosure: Truth in Lending Act (Early TIL Disclosure):  Early TIL does not contain required statement (You are not required to complete this agreement…).
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - TIL-MDIA - Missing Required Statement on Early TIL Disclosure: Verbiage is missing on the TIL.	Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Missing Required Statement on Early TIL Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TR Tested	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001830	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002281	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	The AUS provided is dated after the disbursement date.	1	3	[3] Federal Compliance - Appendix Q Liabilities – Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Income Method of Calculation: Unable to determine compliance with income requirements due to missing information. (XXXX XXXX/Schedule C)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Self Employed Financial Strength: Unable to determine compliance with Self Employed income requirements due to missing information. (XXXX XXXX/Schedule C)
[3] Federal Compliance - Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXXX XXXX/Schedule C)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX XXXX/Schedule C)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX XXXX/Schedule C)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX XXXX/Schedule C)	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Income Method of Calculation: The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing.
Federal Compliance - QM DTI: The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing.
Federal Compliance - Self Employed Financial Strength: The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing.
Federal Compliance - Self Employed YTD: The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing.
Federal Compliance - Sole Proprietorship Income Documentation Test: The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Disclosure was provided to borrower at closing.
Federal Compliance - Self-Employed Tax Return Recency: The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing.
Federal Compliance - Self-Employed Tax Return Recency - ATR: The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001819	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $17.00.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $17.00.		1				2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.			Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002282	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Divorce Decree / Child Support not provided	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002283	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Tax Certificate not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date, please provide the initial loan application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date, please provide the initial loan application
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date, please provide the initial loan application	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001824	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	VVOE in file datedXX/XX/XXXX is not dated within 10 business days from Note date ofXX/XX/XXXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,330.96 is underdisclosed from calculated Finance Charge of $122,903.84 in the amount of $572.88.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: The VVOE dated within 10 business days from Note date is missing from file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $122,330.96. Due Diligence Finance Charges are $122,903.84. There is a variance of $572.88.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002280	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001823	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Tax Certificate not provided [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Tax Verification	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Verification the appraisal was delivered to the borrower was not provided within three days of application.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001816	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The right to receive appraisal disclosure was provided on XX/XX/XXXX, which is more than three business days after the application date of XX/XX/XXXX.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001813	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $40,840.80.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $121,293.93 is underdisclosed from calculated Finance Charge of $121,669.15 in the amount of $375.22.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $121,293.93 is underdisclosed from calculated Finance Charge of $121,669.15 in the amount of $375.22.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine loan application date because the initial 1003 is not signed or dated my the loan originator.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine loan application date because the initial 1003 is not signed or dated my the loan originator.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine loan application date because the initial 1003 is not signed or dated my the loan originator.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): The prelim title and the Note show original lender to be the same as new lender; in this case form H-9 should be used instead of H-8.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001827	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																					[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001815	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 60.47690% exceeds AUS total debt ratio of 45.74000%. [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX, Address: XXXX, Address: XXXX XXXX, Address: XXXX XXXX Statement Statement Statement Statement	Lender included net rental income of $1,273.50 and audits value was negative.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence that borrower received a copy of the appraisal report at least 3 business days prior to closing onXX/XX/XXXX. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing initial loan application documentation.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001812	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001814	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial loan application.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Missing initial loan application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing initial loan application.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.

																								State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001810	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,082.91 is underdisclosed from calculated Finance Charge of $75,293.83 in the amount of $210.92.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Only CTC copy in file, missing duly signed and dated statement by borrower
Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $75,082.92. Due Diligence Finance Charges are $75,293.83. There is a variance of $210.92.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	8001804	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,282.35 is underdisclosed from calculated Finance Charge of $133,864.79 in the amount of $1,582.44.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $132,282.35 is under-disclosed from calculated Finance Charge of $133,864.79 in the amount of $1,582.44.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file showing borrower ever received copy of appraisal.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: File is missing Initial Loan Application Date.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001802	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file is missing a copy of the signed Initial Loan Application.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: The file is missing a copy of the signed Initial Loan Application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The file is missing a copy of the signed Initial Loan Application.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001809	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001806	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $48,488.80.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001794	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $62,984.26 is underdisclosed from calculated Finance Charge of $63,142.73 in the amount of $158.47.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $62,984.26. Due Diligence Finance Charges are $63,142.73. There is a variance of $158.47.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001801	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Statement, Tax Verification	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001790	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001789	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001796	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	MI Certificate dated during time of transaction is missing from file.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001791	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001917	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $67,444.93 is underdisclosed from calculated Finance Charge of $67,483.63 in the amount of $38.70.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $67,444.93 is underdisclosed from calculated Finance Charge of $67,483.63 in the amount of $38.70.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002278	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $366,486.69 is underdisclosed from calculated Finance Charge of $372,956.95 in the amount of $6,470.26.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $336,486.69. Due Diligence Finance Charges are $372,956.95. There is a variance of $6,470.26,
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Disclosure was not dated but was signed at closing.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001786	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [3] Application / Processing - Missing Document: Tax Certificate not provided	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Disclosure is dated XX/XX/XXXX and the Application date is XX/XX/XXXX.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001788	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Evidence of receipt of disclosure within 3 days of application is not in file.		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001797	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Divorce Decree / Child Support not provided	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $193,669.36 is underdisclosed from calculated Finance Charge of $195,028.15 in the amount of $1,358.79.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $195,028. Due Diligence Finance Charges are $193,669.36. There is a variance of $1,358.79.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The borrower's acknowledgment of appraisal receipt 3 days prior to closing is missing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The borrower's acknowledgment of the preliminary appraisal receipt 3 days prior to closing is missing.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001787	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,815.40 is underdisclosed from calculated Finance Charge of $126,518.64 in the amount of $703.24.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $125,815.40. Due Diligence Finance Charges are $126,518.64. There is a variance of -$703.24,
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The list was providedXX/XX/XXXX which is not within three business days of the initial application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001805	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	AUS provided is dated after the disbursement date.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Check Loan Designation Match - QM: The AUS dated prior to disbursement is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Employment History: Complete 2 year employment history was not entered and/or documented as required per Appendix Q
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence that borrower received the appraisal at least 3 days prior to consummation was not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002356	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	A modification of the mortgage was provided, but no Note. ((XXXX))		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001888	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $1,580.39.
[3] Income Error - Documentation indicates that borrower is on temporary leave of absence.  File is missing the date in which borrower began leave.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The Work Number provided within 10 business days of Notary Date disclosed co-borrower is currently on leave with no other dates provided as to the Start or anticipated end date of the Leave.	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001899	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002376	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002030	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002370	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002369	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	HOI coverage is insufficient by $127,190.40. A replacement cost estimator was not provided in the loan file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3XX% is in excess of the allowable maximum of  XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX  on a Federal Total Loan Amount of $XXX  vs. an allowable total of $XXX  (an overage of $XXXX or XX%).
																					[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Due to the QM points and fees exception. Federal Compliance - QM Points and Fees: Unable to verify the undiscounted rate price.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002406	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001895	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $0.00 is less than AUS qualifying asset balance of $6,493.81.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash From Borrower $7,701.47.
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX VVOE - Employment Only
[3] Income Documentation - The verification of employment is not within 10 calendar days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The loan file did not contain the required bank statements or gift letter or source of gift funds. The loan file did not contain the required bank statements or gift letter or source of gift funds. The loan file did not contain the required asset documentation, including gift fund sourcing and letter. The loan file did not contain the required asset documentation, including earnest money deposit, gift letter, or gift source. The required VVOE was not provided. The required verification of employment was not provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The loan file did not contain the required assets, gift letter, and source of gift funds or earnest money deposit and VVOE as required on the AUS.
Federal Compliance - QM DTI: The loan file did not contain the required assets, gift letter, and source of gift funds or earnest money deposit and VVOE as required on the AUS, which changed the loan designation and debt to income ratio maximum.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002456	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,380.00 exceeds tolerance of $2,828.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: No seller paid fees disclosed on Final CD.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002520	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Pick Up Fee. Fee Amount of $1.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75176)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $528.92 exceeds tolerance of $525.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Duplicate Tax Bill was not disclosed on LE but disclosed as $1 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount points were last disclosed as $525 on LE but disclosed as $528.92 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002304	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: Lana S Retired 4506-T (2014), 4506-T (2015) [3] Income Documentation - Income documentation requirements not met.	A signed and dated 4506-T was not provided Signed and dated 4506-T was not provided	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXX Retired/Pension)
[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to determine if lender performed analysis of borrower’s ability to repay.	Federal Compliance - Check Loan Designation Match - QM: Signed and dated 4506-T was not provided Federal Compliance - Retirement Documentation: Signed and dated 4506-T was not provided	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																								The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001997	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002363	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX			1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $470.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A cure of $20 was provided.	REVIEWER - CURED COMMENT (2022-05-26): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002605	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $57.00 exceeds tolerance of $41.00 plus 10% or $45.10. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total Recording Fees increased from $41 to $57 without a valid change of circumstance. Cure of $10.90 shown on final CD. Remaining $1.00 was paid by Seller.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001977	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001889	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard insurance coverage $XXX is less than minimum coverage required $XXX. Replacement Cost Estimator is not provided to support the coverage amount.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001925	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001875	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: HUD Settlement Cost Booklet was missing in this file.		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001979	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $1,573.00.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: No seller's fees were disclosed on Final CD.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002311	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $819.38 exceeds tolerance of $699.00.  Insufficient or no cure was provided to the borrower. (8603)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosure reflects TOP of $601,515.20 but calculated TOP of $603,153.96. Variance = $1,638.76.
Federal Compliance - TRID Loan Estimate Timing: No evidence that the LE dated XX/XX/XXXX was provided to Borrowers within 3 business days of Loan Application on XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Mortgage Insurance premium was  last disclosed as $699.00 on LE but disclosed as $819.38 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $120.38, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: No evidence that the RESPA homeownership Counselling Organisations List was provided to Borrower within 3 business days to Closing.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: No evidence in the loan files that Borrower was provided with a Right to receive a copy of the Appraisal disclosure within 3 business days of loan Application.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002418	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lenders Coverage Premium. Fee Amount of $822.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75244)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $795.00 exceeds tolerance of $695.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Title - Lenders Coverage Premium on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Appraisal Fee on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Final CD reflects annual HOA fee of $XXXX; however, the appraisal shows correct annual HOA fee of $XXXX.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002431	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,404.90 exceeds tolerance of $775.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Lender Information is missing on Page 5 of the final CD.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: No Seller paid fees indicated on Page 2 of the final CD.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points fee Amount of $1,404.90 exceeds tolerance of $0.00 with insufficient or no cure provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002459	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002637	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $142.12. [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Available for Closing is insufficient to cover Cash From Borrower. The calculated Assets for closing are $142.12 and the AUS/DU reflects $0.00 assets required. The file is missing required income documentation for B1: legible paystubs or WVOE with income, and VVOE within 10 days of the Note. The file is missing the Verbal verification of employment within 10 business days of the Note.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX)	Federal Compliance - Check Loan Designation Match - QM: The file is missing required income documentation for B1: legible paystubs or WVOE with income, and VVOE within 10 days of the Note, making the loan unsalable.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $380,297.49. Due Diligence Finance Charges are $380,340.99 There is a variance of $43.50, however there is no Itemization of amounts financed found in file.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: The file is missing required income documentation for B1: legible paystubs or WVOE with income, and VVOE within 10 days of the Note, making the loan unsalable	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002641	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX	Due file missing VOE within 10 business of Note date This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXX XXXX/Bonus)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX XXXX/Bonus)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Due file missing VOE within 10 business of Note date
Federal Compliance - Overtime Bonus Declining: Due file missing VOE within 10 business of Note date
Federal Compliance - Overtime Bonus Method of Calculation: Due file missing VOE within 10 business of Note date
Federal Compliance - QM DTI: Due file missing VOE within 10 business of Note date
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Due file missing VOE within 10 business of Note date
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosure reflects TOP of $XXX but calculated TOP of $XXX . Variance = $XXX .	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002639	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $96,862.05 and Due Diligence Calculated Finance Charges are $97353.05. There is a variance of -$491.00. Title-settlement/closing/escrow fee of $170, Closing protection letter fee of $50 and HOA/Condo Questionnaire fee of $295 were not disclosed to borrowers prepaid finance charges.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure was not provided to borrower within at least three business days.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate was not received by borrower at least four business days prior to closing.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002663	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): The Right to cancel form was executed on form H-8 instead of H-9 which is used for refinance by the same lender.		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002651	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Tax Certificate not provided [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Tax Verification			1				2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002656	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7564)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Endorsement Fee was not disclosed on the initial loan estimate, but was disclosed as $100.00 on the XX/XX/XXXX loan estimate and through the final closing disclosure. No valid COC was in the file for this change, nor evidence of cure. Fee was paid to a lender affiliate and is a 0% tolerance fee.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002675	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,690.00 exceeds tolerance of $1,000.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Changed Circumstance for the increase in the transfer tax is datedXX/XX/XXXX and the Loan Estimate disclosing the changes is datedXX/XX/XXXX. The Changed Circumstance is not valid due to being dated after the Loan Estimate.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8002665	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002706	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information. [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: The Homeownership Counseling List and evidence of delivery date was in the file, however, the list itself was not dated. Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: The final CD contained an inaccurate amount of non-escrowed property costs over 1 year on page 4, however, this was corrected on the post-close CD datedXX/XX/XXXX. The LOE to the borrower disclosing the changes made was not present in the loan file.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001803	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: 107 Blackbird Forrest, Townsend, DE, Address: XXXX XXXX Insurance Verification, Statement, Tax Verification Insurance Verification, Tax Verification	1	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): The Right to cancel form for refinance with the same lender H-9 was not used, instead the H-8 was used.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Loan file did not contain evidence that a copy of appraisal was provided to borrower at least 3 days prior to closing.
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: GFE loan amount of $XXX  does not match the note loan amount of $XXX .
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: Initial Principal and Interest payment of $XXX  on GFE does not match the actual payment amount of $XXX
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of home ownership counselling organizations not provided to borrower.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001807	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2 [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001820	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8001829	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $155,352.73 is underdisclosed from calculated Finance Charge of $156,947.55 in the amount of $1,594.82.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: There is a difference of $1,615.82 between the calculated finance charge amount of $156.968.55 and the finance charge amount listed on the final TIL of $155,352.73.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: The Initial GFE has an Available Through Date ofXX/XX/XXXX that should have beenXX/XX/XXXXn order to allow a minimum of 10 business days availability.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Missing Initial loan application date. The application provided in file are dated the same date as Note.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001822	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001845	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.			Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001836	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
																					[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear. State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8002643	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $385.00 exceeds tolerance of $335.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased from Loan Estimate to Final CD. No valid changed circumstance was provided. No cure provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001871	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	8002277	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Statement	The loan was aus approved however re-submission is required for debts paid prior to closing.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXX XXXX NYC Employees' Retire System/Pension)
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXXX XXXX Social Security Benefit/Social Security)
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXXX XXXX Social Security Benefit/Social Security)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: The loan was aus approved however re-submission is required for debts paid prior to closing, resulting in a loan designation discrepancy.
Federal Compliance - QM DTI: The loan was aus approved however re-submission is required for debts paid prior to closing. Loan is waterfalling to ATR/QM standard requirements.
Federal Compliance - Retirement Documentation: The loan was aus approved however re-submission is required for debts paid prior to closing. Loan is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - Social Security Documentation: The loan was aus approved however re-submission is required for debts paid prior to closing. Loan is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - Social Security Documentation: The loan was aus approved however re-submission is required for debts paid prior to closing. Loan is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentations acknowledging receipt of appraisal within 3 business days from closing not provided.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Serving Disclosure was provided on XX/XX/XXXX which is more than 3 business days after application date.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001781	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - Income documentation requirements not met. [3] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	Missing 12 month pay history. MIssing third party verification of self employment.	1	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The file is missing the Right to Received a Copy of the Appraisal Disclosure.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	8001774	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. [2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	8001780	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001782	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal delivery not provided. The version of the acknowledgment of receipt signed at closing has been deemed non-compliant as it does not specify whether borrower is acknowledging receipt of appraisal at least 3 business days prior to closing or has previously waived the delivery timing requirements and has received the appraisal.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: HUD Settlement Cost Booklet XX/XX/XXXX, not provided to applicant within three business days of application XX/XX/XXXX.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure Statement XX/XX/XXXX, was not provided within three business days of application XX/XX/XXXX	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001779	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	8001777	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $42,926.40 is underdisclosed from calculated Finance Charge of $42,984.40 in the amount of $58.00.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $42,926.40. Due Diligence Finance Charges are $42,984.40. There is a variance of $58.00,	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Final Exception Rating	Fitch Final Exception Rating	Kroll Final Exception Rating	Moody's Final Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	8002686	27242058	XXXX	XX/XX/XXXX 6:34:07 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)	Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002686	27242172	XXXX	XX/XX/XXXX 6:34:07 PM	Credit	Income	Income Eligibility	Income	Borrower has un-audited YTD P&L and does not have 2 months business Account statements. (GSE COVID-19)	Borrower: XXXX XXXXe // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002680	27044678	XXXX	XX/XX/XXXX 7:16:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Disclosure provided onXX/XX/XXXX however application date isXX/XX/XXXX								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002680	27044801	XXXX	XX/XX/XXXX 7:16:55 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The non-escrowed monthly costs included in the loan are the mortgage insurance of $XXXX and HOA Dues $XXX. The final CD shows Non-Escrowed Property Costs over Year 1 of $XXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002673	27044088	XXXX	XX/XX/XXXX 6:51:42 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX W-2 (2019)									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002673	27044402	XXXX	XX/XX/XXXX 6:51:42 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		2019 W-2 not provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002673	27044423	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Loan was AUS approved but is missing 2019 W-2 and is waterfalling to a Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002671	27307506	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $475.00 exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2022-11-21): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:58:29 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002671	27307507	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $83.30 exceeds tolerance of $41.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2022-11-21): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:58:29 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002671	27307508	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $125.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)					Reviewer Comment (2022-11-21): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:58:29 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002670	27221448	XXXX	XX/XX/XXXX 6:43:14 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Insurance Verification, Statement									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002670	27221574	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,312.54 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,379.00. (9300)	A valid COC or sufficient cure was not provided in the loan file								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002669	27224367	XXXX	XX/XX/XXXX 6:25:45 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Survey Fee was added to the CD without a valid change of circumstance. Insufficient cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002669	27224368	XXXX	XX/XX/XXXX 6:25:45 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $787.60 exceeds tolerance of $787.00. Insufficient or no cure was provided to the borrower. (8304)	Transfer Tax increased from the Initial CD to the Final CD without a valid change of circumstance. Insufficient cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002659	27444781	XXXX	XX/XX/XXXX 6:08:45 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002659	27445231	XXXX	XX/XX/XXXX 6:08:45 PM	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002659	27445595	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002659	27445901	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2051707)	Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002659	27445974	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002659	27446080	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2051708)	Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002659	27454717	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXX XXXX/S-Corp)	Loan is missing Mortgage Insurance Certificate and Loan is waterfalling to ATR/QM standard requirements								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002659	27454719	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is missing the Mortgage Insurance Certificate which resulted in a Due Diligence Loan Designation of NON QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002659	27454761	XXXX	XX/XX/XXXX 6:08:45 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing Mortgage Insurance Certificate.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002658	27444695	XXXX	XX/XX/XXXX 6:08:45 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Missing evidence of all assets used to close. Short $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002658	27444855	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXXX XXXX on page 4; however the HOA dues total XXXX XXXX per year. Missing evidence of HOA obligation of $XXX. Review utilized $XXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002658	27444890	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)	Evidence of earlier receipt not found.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002661	27219190	XXXX	XX/XX/XXXX 6:25:45 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77176)	The Loan Tie In Fee was added to the CD. A valid COC is not in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002645	27199673	XXXX	XX/XX/XXXX 6:13:09 PM	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002645	27199688	XXXX	XX/XX/XXXX 6:13:09 PM	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002645	27199709	XXXX	XX/XX/XXXX 6:13:09 PM	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The Note reflects the Lender is XXXX XXXX and the Appraisal reflects XXXX XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002645	27199877	XXXX	XX/XX/XXXX 6:13:09 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002646	27202006	XXXX	XX/XX/XXXX 6:25:45 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	A	A	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002633	27436441	XXXX	XX/XX/XXXX 6:08:45 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002633	27436841	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002633	27436842	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002633	27436843	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002633	27443406	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXX XXXX/S-Corp)	The loan was originated with a loan designation of Temp SHQM; however, due to the missing mortgage insurance certificate, the loan is waterfalling to QM requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002633	27443409	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The loan was agency approved with an Originator Loan Designation of Temp SHQM. However, the loan failed due to missing mortgage insurance certificate, which resulted in a Due Diligence Loan Designation to Non QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002633	27443418	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2069398)	Due to the missing mortgage insurance certificate, the mortgage insurance payment could not be verified and was not input.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002633	27443419	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Due to the missing mortgage insurance certificate, the mortgage insurance payment could not be verified; therefore, the non-escrowed property costs over year 1 could not be verified.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002633	27443420	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2069399)	Due to the missing mortgage insurance certificate, the mortgage insurance payment could not be verified, resulting in a payment stream that does not match the final closing disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002633	27443427	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Due to the application date not being provided, unable to verify if the borrower received the homeownership counseling list within three business days of the application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002633	27443431	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	The initial closing disclosure, dated XX/XX/XXXX, was not signed or dated. There is no evidence the borrower received the disclosure at least three business days prior to closing on XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002633	27443433	XXXX	XX/XX/XXXX 6:08:45 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The mortgage insurance certificate was not provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002648	27202879	XXXX	XX/XX/XXXX 6:25:45 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002648	27203395	XXXX	XX/XX/XXXX 6:25:45 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002648	27203396	XXXX	XX/XX/XXXX 6:25:45 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002648	27203613	XXXX	XX/XX/XXXX 6:25:45 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to the missing Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002648	27203621	XXXX	XX/XX/XXXX 6:25:45 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	The initial Closing Disclosure, issued XX/XX/XXXX, was received by the borrower on XX/XX/XXXX, which is not at least three business days prior to closing and there is no evidence of earlier receipt in images.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002634	27192903	XXXX	XX/XX/XXXX 3:48:31 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Originator Loan Designation of Temporary SHQM does not match Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002634	27192904	XXXX	XX/XX/XXXX 3:48:31 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002638	27445139	XXXX	XX/XX/XXXX 6:08:45 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	The Final Closing disclosure is the only Closing Disclosure received and provided to the Borrower at closing. No evidence of signature or receipt prior to closing received in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002649	27203705	XXXX	XX/XX/XXXX 6:25:45 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXX.	Verified liquid assets in the amount of $XXXX are insufficient to meet cash to close of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002636	27238535	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002636	27238543	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002636	27239207	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002636	27239324	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The Homeownership Counseling List was not provided to the borrower.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002636	27239349	XXXX	XX/XX/XXXX 7:18:03 PM	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002636	27244120	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002631	27241994	XXXX	XX/XX/XXXX 6:28:29 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002631	27242094	XXXX	XX/XX/XXXX 6:28:29 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002631	27244225	XXXX	XX/XX/XXXX 6:28:29 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002631	27244226	XXXX	XX/XX/XXXX 6:28:29 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002631	27244227	XXXX	XX/XX/XXXX 6:28:29 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002631	27244228	XXXX	XX/XX/XXXX 6:28:29 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. The disclosure is dated XX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002631	27244229	XXXX	XX/XX/XXXX 6:28:29 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002631	27244230	XXXX	XX/XX/XXXX 6:28:29 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)	Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002631	27244231	XXXX	XX/XX/XXXX 6:28:29 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)	Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002631	27244263	XXXX	XX/XX/XXXX 6:28:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Missing evidence the borrower received the Closing Disclosure at least three (3) days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002623	27189564	XXXX	XX/XX/XXXX 3:23:13 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002623	27189853	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,216.00 exceeds tolerance of $890.00 plus 10% or $979.00. Insufficient or no cure was provided to the borrower. (0)	Fees increased, no change of circumstance or cure was provided to the borrowers. The settlement and endorsement fees are the issue and were not on the initial loan estimate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002623	27189854	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $66.00 exceeds tolerance of $33.00. Insufficient or no cure was provided to the borrower. (7520)	Fee increased on XX/XX/XXXX, no changed of circumstance or cure was provided to the borrowers.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002623	27189946	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Loan was approved with a DTI greater than XXXX% and is failing QM for property Tax documentation and missing AUS. Provide a tax documentation that supports $XXX a month and documentation to support higher income of $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002623	27190069	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The originator Loan Designation is Temp SHQM. However, the loan is missing the AUS which resulted in a Due Diligence Loan Designation of Non-QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002623	27190312	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Documentation in file to disclose on title that taxes for 2018-2019 were disclosed at $XXXX semi annually. This is the difference in the property cost over year 1.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002623	27190313	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002623	27190353	XXXX	XX/XX/XXXX 3:23:13 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		AUS was missing from File and tax certification confirming monthly taxes of $XXX. Provide an AUS that was used prior to closing date.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002629	27193411	XXXX	XX/XX/XXXX 6:34:07 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is missing sufficient asset reserves. The AUS required $XXX in reserves, however, only $XXX were documented. This resulted in a Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002629	27193412	XXXX	XX/XX/XXXX 6:34:07 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Missing verification of receipt of the XX/XX/XXXX initial CD								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002629	27193414	XXXX	XX/XX/XXXX 6:34:07 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $60.00 exceeds tolerance of $50.00 plus 10% or $55.00. Insufficient or no cure was provided to the borrower. (0)	The Recording Fee of $60.00 exceeds tolerance of $50.00 plus 10% or $55.00. There was no valid change of circumstance provided to the borrower and no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002629	27193424	XXXX	XX/XX/XXXX 6:34:07 PM	Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.	Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX.	Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002619	27183458	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002619	27191209	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002619	27191210	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002619	27191212	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002619	27191298	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $78,293.45. Due Diligence Finance Charges are $79,723.45. There is a variance of $1,430.00,								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002619	27191345	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Initial Loan Application not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002619	27191391	XXXX	XX/XX/XXXX 7:18:03 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: $XXX HOA Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002620	27221569	XXXX	XX/XX/XXXX 6:34:07 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX)	Pg. 1 of final CD includes flood insurance escrow in "Other" line total.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good Faith Redisclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002620	27221577	XXXX	XX/XX/XXXX 6:34:07 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: $XXX Statement, Statement									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002622	27436730	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The estimated taxes were disclosed at $XXXX but the calculated amount is $XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002622	27436731	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	The final CD did not disclose the reason for the loan not having an escrow account.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002622	27436732	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002622	27436733	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002607	27162688	XXXX	XX/XX/XXXX 5:52:16 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002607	27162761	XXXX	XX/XX/XXXX 5:52:16 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Mortgage Insurance is missing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002607	27162832	XXXX	XX/XX/XXXX 5:52:16 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002607	27162833	XXXX	XX/XX/XXXX 5:52:16 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002607	27163144	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus 2Yr Calc	Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX XXXX/Overtime)	Loan is waterfalling to ATR/QM standard requirements because the loan is missing the mortgage insurance.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002607	27163145	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX XXXX/Overtime)	Loan is waterfalling to ATR/QM standard requirements because the loan is missing the mortgage insurance.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002607	27163146	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002607	27163147	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002607	27163148	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is missing Mortgage Insurance Cert and initial 1003 which resulted in a Due Diligence Loan Designation of Non QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002607	27163155	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Missing loan application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002607	27163156	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Missing loan application date								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002607	27163263	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2055940)	Missing mortgage insurance payment.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002607	27163322	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure. Homeowner Association Dues $XXX a year. Mortgage insurance premium not listed and is not being escrowed.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002607	27166121	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2060867)	Missing mortgage insurance and monthly amount.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002607	27166122	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Due to missing mortgage insurance and monthly amount.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002607	27166142	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Closing disclosure sequence #1 dated X/XX APR is %XX, and Final closing disclosure dated X/XX APR reflects XX%.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TRID timing exception, no remediation available.	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002607	27170870	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $207.00 exceeds tolerance of $156.00 plus 10% or $171.60. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2022-11-04): Sufficient Cure Provided At Closing		XX/XX/XXXX 1:21:12 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002613	27173222	XXXX	XX/XX/XXXX 5:52:16 PM	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002613	27173400	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Evidence of appraisal delivery not provided. The version of the acknowledgment of receipt signed at closing has been deemed non-compliant as it does not specify whether borrower is acknowledging receipt of appraisal at least 3 business days prior to closing or has previously waived the delivery timing requirements and has received the appraisal.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002613	27173401	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)	Initial Loan Estimate electronically issued on XX/XX/XXXX and electronically signed on XX/XX/XXXX. Earliest consent provided is dated XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002612	27171441	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002612	27171442	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002612	27171474	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Provide signed and dated initial 1003 in order to determine timing requirements.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002609	27169329	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002609	27169370	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002609	27169880	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002609	27169881	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002609	27169920	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Homeownership Counseling List timing could not be determined due to missing 1003 on file and initial application date could not be determined.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002609	27170161	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX)	Loan file is missing Mortgage Insurance Certificate and is waterfalling to ATR/QM standard requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002609	27170193	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is missing the Mortgage Insurance Certificate which resulted in a Due Diligence Loan Designation of Non QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002609	27170303	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Mortgage Insurance Certificate was not provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002609	27170426	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2046220)	Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002609	27170641	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $10.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77101)	Flood Certification Fee was last disclosed as $0.00 on LE but disclosed as $10.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, No cure provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002609	27170669	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002609	27170670	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002609	27171120	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002609	27171121	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2046221)	Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002614	27173439	XXXX	XX/XX/XXXX 2:42:38 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-461.00. (9300)	TRID lender credit tolerance violation								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002614	27173440	XXXX	XX/XX/XXXX 2:42:38 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $461.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	TRID zero percent tolerance violation without sufficient cure provided								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002614	27173446	XXXX	XX/XX/XXXX 2:42:38 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $1,383.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7335)	TRID zero percent tolerance violation without sufficient cure provided								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002614	27173471	XXXX	XX/XX/XXXX 2:42:38 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	TIL right to rescind H-8								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002614	27395871	XXXX	XX/XX/XXXX 2:42:38 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	PCCD Cured								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002611	27456055	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX XXXX)	Calculated dti exceeds max allowable dti per AUS and loan is waterfalling to ATR/QM standard documentation requirements.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002611	27456056	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Calculated dti exceeds max allowable dti per AUS and loan is waterfalling to a due diligence loan designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002611	27456074	XXXX	XX/XX/XXXX 5:52:28 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: Viviana Stewart WVOE - Includes Income									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002611	27456079	XXXX	XX/XX/XXXX 5:52:28 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XXXX% exceeds AUS total debt ratio of XXXX%.	Less income calculated in review resulting in higher dti than what was approved by the AUS.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002618	27182174	XXXX	XX/XX/XXXX 5:43:29 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002618	27182537	XXXX	XX/XX/XXXX 5:43:29 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002618	27182642	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $705.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2022-11-07): Sufficient Cure Provided At Closing		XX/XX/XXXX 1:05:32 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002618	27182709	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The loan was agency approved with an Originator Loan Designation of Temp SHQM. However, the loan failed points and fees testing which resulted in a Due Diligence Loan Designation to Non QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002618	27182710	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXXX (an overage of $XXXX or XX%).	Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXXX (an overage of $XXXX or XX%).	3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase	If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
																															c) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002610	27170918	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7588)	The 0% Tolerance Fee for Attorney Review Fee in the amount of $XXX was not disclosed to the borrower on the initial Loan Estimate. The file does not contain evidence of a valid Change of Circumstances or a cure provided by the Lender.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002610	27170919	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of $4.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77222)	The 0% Tolerance Fee for TX Guaranty Fee in the amount of $4.00 was not disclosed to the borrower on the initial Loan Estimate. The file does not contain evidence of a valid Change of Circumstances or a cure provided by the Lender.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002602	27157891	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002602	27158728	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002602	27158746	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002602	27158874	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	A signed and dated Initial Loan Application is missing in the file, and therefore unable to determine compliance with timing requirements.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002608	27169086	XXXX	XX/XX/XXXX 5:52:28 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002608	27169088	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002608	27169777	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002608	27169787	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002608	27169866	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is missing the Mortgage Insurance Certificate which resulted in a Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002608	27169867	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002608	27169868	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of originator application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002608	27169901	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2045392)	Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002608	27170027	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002608	27170069	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-405.94 is less than amount of binding Lender Credit previously disclosed in the amount of $-481.00. (9300)	Lender Credits was last disclosed as -$481.00on LE but disclosed as -$405.94 on Final Closing Disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002608	27170070	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $160.31 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Extension Fee was last disclosed as $0.00 on LE but disclosed as $160.31 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002608	27170071	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $715.00 exceeds tolerance of $640.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee was last disclosed as $640.00 on LE but disclosed as $715.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002608	27456670	XXXX	XX/XX/XXXX 5:52:28 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing Mortgage Insurance Certificate.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002594	27282862	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided)	Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002594	27282863	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002584	27142525	XXXX	XX/XX/XXXX 7:18:03 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002584	27142544	XXXX	XX/XX/XXXX 7:18:03 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002584	27143133	XXXX	XX/XX/XXXX 7:18:03 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Property type is PUD, AUS reflects Detached. Missing mortgage insurance certificate.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002584	27143351	XXXX	XX/XX/XXXX 7:18:03 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002584	27143595	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002584	27143596	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002584	27143678	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Right to Receive a Copy of the Appraisal Disclosure was provided onXX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002584	27143790	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Unable to confirm TSHQM due to missing documentation								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002584	27143960	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Closing DisclosureXX/XX/XXXX not signed and dated.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002584	27143961	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)	Loan EstimateXX/XX/XXXX not signed and dated.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002584	27143998	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Homeownership Counseling List was provided onXX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002584	27144151	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Homeowners Association Dues cost on page 2 of the Closing Disclosure is $XXXX a month or $XXXX a year. The cost on the Appraisal is $XXXX a month or $XXXX a year. Page 4 has Estimated Property Costs over a Year 1 total of $$XXX and reflects Homeowner Association Dues. Mortgage Insurance Amount. Mortgage Insurance is escrowed on page 1 and on Initial Escrow Account Statement for XXXX monthly.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002584	27144160	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2047825)	Payment stream 2 does not include mortgage insurance in principal and interest payment.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002584	27144201	XXXX	XX/XX/XXXX 7:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2047824)	Closing Disclosure page 1 reflect mortgage insurance escrow payment of $64.13 monthly. Initial Escrow Account Disclosure reflects escrow payment of $64.13 monthly.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002590	27146521	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002589	27145597	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The previous Lender listed on Title for the 1st and 2nd Mortgages is the same Lender listed on the Note. The Right To Cancel within the loan file is on incorrect Form H-8 when it should be on a H-9 form.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002592	27150370	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,415.63 is less than amount of binding Lender Credit previously disclosed in the amount of $-5,149.00. (9300)	Lender credits on the Loan Estimate is $-5,149.00 and on the Final Closing Disclosure it is $-4,415.63. A valid Change of Circumstance was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002592	27150974	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Finance charge disclosed as $199,2943.37. Calculated finance charge is $199,459.37. Variance of $165. The XXXX XXXX payoff in section H of the final Closing Disclosure and the Homeowner Course Fee of $75 are included in finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002582	27176552	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Provide evidence a copy of each valuation was received by the applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002583	27180031	XXXX	XX/XX/XXXX 6:43:14 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002583	27181259	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002583	27181260	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002583	27181261	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002583	27181420	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Unable to confirm TSHQM due to missing documentation								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002583	27181421	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	There is no signed and dated initial loan application in the loan file, therefore, it can't be determined if compliance with timing requirements were met.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002583	27181724	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The lender utilized a monthly tax payment of$XXX. Documentation in the loan file indicated the monthly expense for hazard insurance was $XXX and for taxes was $XXX. Therefore, the actual Amount of Escrowed Property Costs over Year 1 was $XXX. However, the final closing disclosure indicated an amount of $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002583	27181725	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The loan file is missing the mortgage insurance certificate and thus the monthly mortgage insurance can't properly be calculated. The final closing disclosure indicates monthly mortgage insurance of $XXX, which calculates to $$XXX as the Amount of Non-Escrowed Property Costs over Year 1.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002583	27182052	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2058680)	The lender utilized a monthly tax payment of$XXX. Documentation in the loan file indicated the monthly expense for hazard insurance was $XXX and for taxes was $XXX. Therefore, the actual monthly escrow payment was $XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002583	27182053	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2058681)	The lender utilized a monthly tax payment of$XXX. Documentation in the loan file indicated the monthly expense for hazard insurance was $XXX and for taxes was $XXX. Therefore, the actual monthly escrow payment was $XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002583	27182054	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2058680)	The loan file was missing the mortgage insurance certificate, therefore, the actual payment could not be determined. The lender utilized a monthly payment of $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002583	27182055	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	The lender utilized a monthly tax payment of$XXX. Documentation in the loan file indicated the monthly expense for hazard insurance was $XXX and for taxes was $XXX. Therefore, the actual monthly escrow payment was $XXXX.				Reviewer Comment (2022-11-07): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:23:16 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002583	27184323	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2058681)	Calculated principal and interest monthly payment is $XXX and the final closing disclosure indicates it is $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002578	27140570	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002578	27141485	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus 2Yr Calc	Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX XXXX/Overtime)	Missing Mortgage Payoff as required by DU. The loan is water falling to ATR/QM requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002578	27141486	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX XXXX/Overtime)	Missing Mortgage Payoff as required by DU. The loan is water falling to ATR/QM requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002578	27141487	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Missing Mortgage Payoff as required by DU. The loan is water falling to ATR/QM requirements.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002578	27141489	XXXX	XX/XX/XXXX 5:05:05 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing Mortgage Payoff as required by DU. The loan is water falling to ATR/QM requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002575	27417849	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002576	27139269	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Final Closing Disclosure reflects the Seller paying part of the escrows reflected on page 2, Sections F & G.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002581	27137138	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002581	27137140	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $295.85 exceeds tolerance of $148.00. Insufficient or no cure was provided to the borrower. (7200)	Missing Valid COC for increase in discount points on Final CD. No cure provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002585	27260323	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Evidence borrower received a copy of the valuation not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002585	27260324	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002585	27260325	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002585	27260326	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002585	27260327	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not signed by borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002585	27260328	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $62.67 exceeds tolerance of $54.00. Insufficient or no cure was provided to the borrower. (7520)	Fee increased on CD dated XX/XX/XXXX, no changed of circumstance or cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002585	27260353	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Initial application is missing, however waiver for Homeownership Counseling List was not signed by borrower.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002585	27260400	XXXX	XX/XX/XXXX 5:41:50 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Transaction Error: Outstanding liens were not paid at closing.	Date Issued: XX/XX/XXXX	Payoff of $XXX was not included on the Payoffs and Payments page of the final CD dated XX/XX/XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002585	27260455	XXXX	XX/XX/XXXX 5:41:50 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002568	27417453	XXXX	XX/XX/XXXX 6:05:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $$XXX on page 4; however the HOA dues ($320/month) and hazard insurance ($XXXX/month) total $XXXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXXX monthly, correct amount is $XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002568	27417489	XXXX	XX/XX/XXXX 6:05:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $218.75 exceeds tolerance of $160.00 plus 10% or $176.00. Insufficient or no cure was provided to the borrower. (0)	10% tolerance was exceeded by $58.75 due to increase of recording fee. No valid COC provided, nor evidence of cure in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002568	27417519	XXXX	XX/XX/XXXX 6:05:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $487.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points was last disclosed as $0 on LE but disclosed as $487.50 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002568	27417554	XXXX	XX/XX/XXXX 6:05:03 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Statement									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002568	27417588	XXXX	XX/XX/XXXX 6:05:03 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002568	27503536	XXXX	XX/XX/XXXX 6:05:03 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002568	27503537	XXXX	XX/XX/XXXX 6:05:03 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002568	27503541	XXXX	XX/XX/XXXX 6:05:03 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Missing initial loan application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002586	27300049	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002586	27301874	XXXX	XX/XX/XXXX 3:23:13 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002586	27302093	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is missing the Mortgage Insurance Certificate which resulted in a Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002586	27302534	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TRID timing exception, no remediation available.	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002586	27302535	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,780.63 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,886.00. (9300)	The Initial Loan Estiamte datedXX/XX/XXXX reflects a lender credit in the amount of $2,886.00. However, the Final signed anddated Closing Disclosure datedXX/XX/XXXX reflects a lender credit of $1,780.63. The loan file does not contain evidence of a Changed Circumstance.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002586	27302536	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (InterXX/XX/XXXX)	The Initial Loan Estiamte was issued onXX/XX/XXXX and Initial Closing Disclosure was issued onXX/XX/XXXX, another revised Loan Estimate was than issued onXX/XX/XXXX and Closing Disclosure issued onXX/XX/XXXX and a final revised Loan Estaimte onXX/XX/XXXX and Closing Disclosure after onXX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002586	27302537	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (InterXX/XX/XXXX)	The Initial Loan Estiamte was issued onXX/XX/XXXX and Initial Closing Disclosure was issued onXX/XX/XXXX, another revised Loan Estimate was than issued onXX/XX/XXXX and Closing Disclosure issued onXX/XX/XXXX and a final revised Loan Estaimte onXX/XX/XXXX and Closing Disclosure after onXX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002586	27302593	XXXX	XX/XX/XXXX 3:23:13 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002586	27306207	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002586	27306208	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2071723)	Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002586	27306331	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2071724)	Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002574	27417356	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $129.00 exceeds tolerance of $112.00 plus 10% or $123.20. Insufficient or no cure was provided to the borrower. (0)	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002569	27135441	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002569	27137311	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $299.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7713)	Pest Inspection fee in the amount of $299.75 added on the Final CD XX/XX/XXXX exceeds Loan Estimate XX/XX/XXXX amount of $0.00 without a sufficient cure or credit.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002580	27188598	XXXX	XX/XX/XXXX 3:48:31 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Verified final closing disclosure XX/XX/XXXX estimated escrow stream 1 is $XXX while disclosed escrow payments is $248.18 including hazard insurance of $42.02 and real estate tax of $XXX.				Reviewer Comment (2022-11-08): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:04:24 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002570	27285681	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	Seller Disclosure not provided								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002570	27292733	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Loan EstimateXX/XX/XXXXoes not contain signature. Unable to determine if provided to the borrower within 4 business days prior to closing								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002563	27127365	XXXX	XX/XX/XXXX 7:23:40 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXXs // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002563	27127366	XXXX	XX/XX/XXXX 7:23:40 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: XXXX XXXXs // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002563	27127511	XXXX	XX/XX/XXXX 7:23:40 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX HOA Verification, Other									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002563	27127515	XXXX	XX/XX/XXXX 7:23:40 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002563	27127643	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002563	27127644	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002563	27127740	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX)	The loan is missing evidence of mortgage insurance required by the AUS, so the loan is water falling to ATR/QM standard documentation requirements.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002563	27127741	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The Originator Loan Designation is Temporary SHQM (GSE/Agency Eligible). However, the loan is missing the PMI Certificate which resulted in a Due Diligence Loan Designation of NON QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002563	27127742	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Loan was AUS approved with a DTI of XXXX, but the loan is missing the PMI Certificate and is waterfalling to ATR/QM standard DTI requirement of maximum XXXX%.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002563	27127743	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial escrow account statement reflects $XXX as an escrow monthly payment. The final CD reflects $XXX as an escrow monthly payment.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002563	27127744	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The Amount of Escrowed Property Costs over Year 1 should be $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002563	27127745	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2050491)	The file is missing the PMI Certificate and the monthly PMI has not been calculated in the payment.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002563	27127746	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2050492)	The file is missing the PMI Certificate and the monthly PMI has not been calculated in the payment.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002563	27127747	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2050491)	The file is missing the PMI Certificate and the monthly PMI has not been calculated in the payment.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002563	27127748	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The total Amount of Non-Escrowed Property Costs over Year 1 should before the HOA ($XXX/month) $XXX/year.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002563	27127749	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2050492)	The file is missing the PMI Certificate and the monthly PMI has not been calculated in the payment.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002563	27127750	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	The file is missing the PMI Certificate and the monthly PMI has not been calculated in the payment.				Reviewer Comment (2022-10-31): Sufficient Cure Provided At Closing		XX/XX/XXXX 5:56:58 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002563	27127761	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements for the RESPA Homeownership Counseling List due to missing Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002563	27127767	XXXX	XX/XX/XXXX 7:23:40 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The file is missing the PMI Certificate.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002563	27136589	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002562	27126338	XXXX	XX/XX/XXXX 7:23:40 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002562	27127280	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	No evidence the borrower was provided the appraisal within 3 business days.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002562	27127281	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 4,032.27 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXXX on page 4; however the HOA dues total $XXXX per year. Final CD reflects Estimated HOA of $XXXX monthly, correct amount is $XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002562	27129761	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Loan is AUS Approved with a Loan Designation of Temporary SHQM but due to missing MI Cert the loan is waterfalling to a Loan Designation of Safe Harbor QM								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002562	27129768	XXXX	XX/XX/XXXX 7:23:40 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Required MI Cert was not provided in the loan file								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002556	27119697	XXXX	XX/XX/XXXX 5:05:05 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002556	27120461	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002556	27120817	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002556	27120818	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002556	27120849	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	It was not possible to determine the timing requirements were met for the Homeownership Counseling Checklist due to the missing initial loan application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002556	27120850	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2050655)	The Mortgage Insurance Certificate was missing. Therefore, it was not possible to determine the accuracy of payment stream 1 on the final Closing Disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002556	27120851	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,851.96 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	There were no Non-Escrowed Property Costs on this loan. Therefore, the amount of the Non-Escrowed Property Costs over Year 1 on page 4 of the final Closing Disclosure should not be completed.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002556	27120852	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2050656)	The Mortgage Insurance Certificate was missing. Therefore, it was not possible to determine the accuracy of payment stream 2 on the final Closing Disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002556	27121353	XXXX	XX/XX/XXXX 5:05:05 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002556	27121577	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The loan was AUS approved with an Originator Loan Designation of Temporary SHQM. However, the is missing updated AUS and the Mortgage Insurance Certificate resulting in a Due Diligence Loan Designation of Non Qm								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002556	27121623	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus Declining	Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXX XXXX/Overtime)	The updated Agency AUS and Mortgage Insurance Certificate not found and the loan is water falling to ATR/QM standard documentation requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002556	27121624	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX XXXX/Overtime)	The updated Agency AUS and Mortgage Insurance Certificate was not found and the loan is water falling to ATR/QM standard documentation requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002556	27121625	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX)	The updated Agency AUS and Mortgage Insurance Certificate was not found and the loan is water falling to ATR/QM standard documentation requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002556	27121958	XXXX	XX/XX/XXXX 5:05:05 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan is missing the updated AUS and Mortgage Insurance Certificate per agency requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002559	27051584	XXXX	XX/XX/XXXX 7:23:40 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002559	27051677	XXXX	XX/XX/XXXX 7:23:40 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The file is missing a copy of the Mortgage Insurance Certificate.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002559	27057962	XXXX	XX/XX/XXXX 7:23:40 PM	Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.	The Final Title Policy Amount of $XXX is less than the note amount of $XXX based on the Final in file.	The Final Title Policy Amount of $XXX is less than the note amount of $XXX based on the Final in file.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002559	27058370	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Commission Justification	Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than two (2) years not justified or documented. (XXXX XXXX/Commission)	The file is missing a copy of Schedule A/ Form 2106 Expenses on the recent Tax returns.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002559	27058371	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Commission Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Commission income required to be averaged over a period of at least two (2) years. (XXXX XXXX/Commission)	The file is missing a copy of Schedule A/ Form 2106 Expenses on the recent Tax returns.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002559	27058372	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Commission Tax Documentation	Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXXX XXXX/Commission)	The file is missing a copy of Schedule A/ Form 2106 Expenses on the recent Tax returns.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002559	27058373	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002559	27058374	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002559	27058375	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is missing Most recent Tax return transcripts which resulted in a Due Diligence Loan Designation of Non-QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002559	27058378	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of originator application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002559	27058501	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Verified, Final Closing Disclosure XX/XX/XXXX Escrowed Property Cost over Year 1 is $$XXX. with a monthly escrow payment of $XXX. Disclosed Calculated Escrowed payments include Real Estate Tax of $XXXplus Hazard insurance of $XXX and HOA Dues of $XXX which sum up to $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002559	27058533	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2050603)	Verified, Final Closing Disclosure XX/XX/XXXX Escrowed Property Cost over Year 1 is $$XXX. with a monthly escrow payment of $XXX. Disclosed Calculated Escrowed payments include Real Estate Tax of $XXXplus Hazard insurance of $XXX and HOA Dues of $XXX which sum up to $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002559	27058534	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2050604)	Verified, Final Closing Disclosure XX/XX/XXXX Escrowed Property Cost over Year 1 is $$XXX. with a monthly escrow payment of $XXX. Disclosed Calculated Escrowed payments include Real Estate Tax of $XXXplus Hazard insurance of $XXX and HOA Dues of $XXX which sum up to $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002559	27058535	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 5,036.64 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Verified Non-Escrowed Property cost over year 1 is $XXX. Disclosed Calculated Escrowed payments include Real Estate Tax of $XXXplus Hazard insurance of $XXX and HOA Dues of $XXX which sum up to $XXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002559	27058536	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Disclosed Calculated Escrowed payments include Real Estate Tax of $XXXplus Hazard insurance of $XXX and HOA Dues of $XXX which sum up to $XXX.				Reviewer Comment (2022-10-26): Sufficient Cure Provided At Closing		XX/XX/XXXX 3:57:48 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002559	27101873	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2050603)	An AUS required MI Certificate reflecting the MI paymet and terms is missing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002559	27101874	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2050604)	An AUS required MI Certificate reflecting the MI paymet and terms is missing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002557	27415884	XXXX	XX/XX/XXXX 5:52:28 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, Address: XXXX Tax Verification Insurance Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002557	27416218	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Valuation in file was not reported until XX/XX/XXXX which is after the date the borrower actually received the appraisal on XX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002551	27412135	XXXX	XX/XX/XXXX 5:52:28 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Insurance Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002551	27415423	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	QM points and fees exceeded, loan waterfalling to Non-QM requirements.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002551	27415424	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of$XXX (an overage of $XXXX or XX%).	Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of$XXX (an overage of $XXXX or XX%).	3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
																															c) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002551	27415425	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $132.00 exceeds tolerance of $96.00 plus 10% or $105.60. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002551	27415426	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,218.75 exceeds tolerance of $4,050.00. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002551	27456481	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Farming Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Farming Income). (XXXX Farm Income/Schedule F)	QM points and fees exceeded, loan waterfalling to Non-QM requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002551	27456482	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Miscellaneous Compliance	ATR/QM Defect	Non Taxable Income	Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXXX Retired/Social Security)	QM points and fees exceeded, loan waterfalling to Non-QM requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002551	27456483	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX Lease Agreement and/or Tax Return not provided. (XXXX/Schedule E)	QM points and fees exceeded, loan waterfalling to Non-QM requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002551	27456484	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX- Land. Lease Agreement and/or Tax Return not provided. (XXXX- Land/Schedule E)	QM points and fees exceeded, loan waterfalling to Non-QM requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002551	27456485	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	QM points and fees exceeded, loan waterfalling to Non-QM requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002553	27211251	XXXX	XX/XX/XXXX 6:34:07 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The Final Closing Disclosure reflects HOA dues for 1 yr as $XXXmo, while the Appraisal reflects HOA dues as $XXX mo.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002547	27045993	XXXX	XX/XX/XXXX 5:05:05 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing documentation to evidence creditors for excluded debts are for the items listed in the divorce decree as ex-spouse's responsibility.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002547	27046218	XXXX	XX/XX/XXXX 5:05:05 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002547	27046232	XXXX	XX/XX/XXXX 5:05:05 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Combined High loan to value discrepancy.	Calculated high loan to value percentage of XXXX% exceeds Guideline high loan to value percentage of XXXX%XX	DU Recommendation is Approve/Ineligible w/XXXX% HCLTV. Maximum HCLTV for manually underwritten loans is XXXX%. Underwriting approval reflects exception for HCLTV.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002547	27046233	XXXX	XX/XX/XXXX 5:05:05 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX% exceeds Guideline loan to value percentage of XXXX%XX.	DU Recommendation is Approve/Ineligible w/XXXX% LTV. Maximum LTV for manually underwritten loans is XXXX%. Underwriting approval reflects exception for LTV.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002547	27046234	XXXX	XX/XX/XXXX 5:05:05 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX% exceeds Guideline combined loan to value percentage of XXXX%XX.	DU Recommendation is Approve/Ineligible w/XXXX% CLTV. Maximum CLTV for manually underwritten loans is XXXX%. Underwriting approval reflects exception for CLTV.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002547	27046513	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002547	27046514	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The Originator Loan Designation is Temporary SHQM (GSE/Agency eligible. However, the loan exceeds LTV guidelines, which resulted in a Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002547	27046516	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Monthly MI was disclosed as a Non-Escrowed Property Cost on the final CD.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002547	27046517	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Evidence of actual receipt date of initial Closing Disclosure, issued on XX/XX/XXXX, is not provided. Default receipt date is XX/XX/XXXX, which is < 3 business days prior to the closing date (XX/XX/XXXX).								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002547	27046519	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $540.00 exceeds tolerance of $525.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2022-10-25): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:52:34 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002547	27051831	XXXX	XX/XX/XXXX 5:05:05 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing MI Certificate.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002547	27061942	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2048377)	Missing MI Cert to determine MI payments								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002547	27061943	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2048378)	Missing MI Cert to determine MI payments								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002545	27410855	XXXX	XX/XX/XXXX 4:41:19 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	No valid COC or cure provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002552	27412919	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $911.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Extension Fee disclosed on the initial Loan Estimate dated XX/XX/XXXX was $0.00 but increased to $911.25 on the final closing disclosure. No valid change of circumstance or a cure of $911.25 was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002552	27412920	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Re-Inspection Fee disclosed on the initial Loan Estimate dated XX/XX/XXXX was $0.00 but increased to $145.00 on the final closing disclosure. No valid change of circumstance or a cure of $145.00 was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002552	27412955	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002552	27412956	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002552	27412957	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Evidence of borrower's receipt of the Initial Closing Disclosure dated XX/XX/XXXX was not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002546	27416727	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002544	27018799	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002544	27018801	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002544	27018802	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,050.00 exceeds tolerance of $2,520.00. Insufficient or no cure was provided to the borrower. (7200)	No valid change of circumstance or cure for borrower provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002544	27018811	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Initial loan application date not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002544	27018822	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Final CD escrow $XXX Initial Escrow disclosure $XXX								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002544	27018823	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Initial CD dated XX/XX/XXXX not signed or dated by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002544	27018881	XXXX	XX/XX/XXXX 7:23:40 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002544	27137941	XXXX	XX/XX/XXXX 7:23:40 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002539	27101593	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The hazard policy reflects an annual premium of $XXXX which is equal to $XXX monthly, the CD reflects monthly hazard payment of $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002539	27101618	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002539	27101624	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002539	27101647	XXXX	XX/XX/XXXX 5:05:05 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002534	27408393	XXXX	XX/XX/XXXX 4:41:19 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002534	27409226	XXXX	XX/XX/XXXX 4:41:19 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,999.84 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The correct annual escrowed property cost is $XXX instead of $XXX, based on the combined monthly tax and insurance payment of $XXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002535	27080527	XXXX	XX/XX/XXXX 6:05:03 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $144.50 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	The credit report was disclosed to the borrower on the loan estimate as $1,00.00 but it appeared on the closing disclosure as $144.50 , but lender provided cure 0f 44:50 .				Reviewer Comment (2022-10-27): Sufficient Cure Provided At Closing		XX/XX/XXXX 3:20:27 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002535	27081088	XXXX	XX/XX/XXXX 6:05:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,348.83 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	This property was new construction in 2018, meaning that the property taxes/ tax escrow currently disclosed on the closing disclosure are for the land only with no house on it.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002535	27081089	XXXX	XX/XX/XXXX 6:05:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2050033)	This property was new construction in 2018, meaning that the property taxes/ tax escrow currently disclosed on the closing disclosure are for the land only with no house on it.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002535	27081090	XXXX	XX/XX/XXXX 6:05:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	This property was new construction in 2018, meaning that the property taxes/ tax escrow currently disclosed on the closing disclosure are for the land only with no house on it.				Reviewer Comment (2022-10-27): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:34:40 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002535	27506713	XXXX	XX/XX/XXXX 6:05:03 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	No evidence in file of when the borrower received a copy of the appraisal.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002532	27199030	XXXX	XX/XX/XXXX 6:34:07 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)					Reviewer Comment (2022-11-09): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:08:14 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002533	27408297	XXXX	XX/XX/XXXX 5:52:28 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	The file was missing a copy of the Right to Receive Appraisal Disclosure or proof of the borrower's receipt within 3 days of originator application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	A	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002521	27189883	XXXX	XX/XX/XXXX 6:13:09 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Seller paid portion of Taxes and Insurance								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002515	27100291	XXXX	XX/XX/XXXX 5:34:05 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002509	27402811	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $355.00 exceeds tolerance of $194.00 plus 10% or $213.40. Insufficient or no cure was provided to the borrower. (0)	The issued change of circumstance does not justify the increase in title fees and there is no cure issued at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002509	27402868	XXXX	XX/XX/XXXX 5:41:50 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following: XXXX% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—XXXX% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002496	27401731	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002496	27401732	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)	Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002496	27401746	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002496	27401774	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Right to receive appraisal was not provided within 3 days of application to the borrower.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002505	27174233	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Evidence if/when report was provided to borrower is missing from file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002499	27403933	XXXX	XX/XX/XXXX 4:41:19 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002499	27403934	XXXX	XX/XX/XXXX 4:41:19 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002491	27046575	XXXX	XX/XX/XXXX 5:52:16 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Insurance Verification, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002492	27045626	XXXX	XX/XX/XXXX 7:16:55 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002492	27090917	XXXX	XX/XX/XXXX 7:16:55 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing MI cert to verify monthly MI payments.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002495	27401460	XXXX	XX/XX/XXXX 5:59:19 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002486	27400691	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	There is no evidence that the borrower was provided with the right to receive a copy of the appraisal within 3 days of the application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002486	27400692	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002486	27400693	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The homeownership counseling list was not provided within 3 days of the application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002486	27400694	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)	There is no evidence the LE was provided to the borrower within 3 days of the application.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002486	27400695	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	The revised LE was not received by the borrower within 4 days of closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002486	27400697	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	The transfer tax was disclosed at $XXX and a cure of $XXX was provided.				Reviewer Comment (2022-11-30): Sufficient Cure Provided At Closing		XX/XX/XXXX 11:46:40 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002486	27400872	XXXX	XX/XX/XXXX 5:41:50 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002486	27400895	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2049508)	The file is missing the Mortgage Insurance Certificate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002486	27400901	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2049509)	The file is missing the Mortgage Insurance Certificate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002486	27437601	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self Employed YTD	Unable to determine compliance with Self Employed income requirements due to missing information. (XXXX XXXX/Schedule C)	The loan is missing the MI Cert and is waterfalling through the QM testing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002486	27437602	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX XXXX/Schedule C)	The loan is missing the MI Cert and is waterfalling through the QM testing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002486	27437603	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The loan is missing the MI Cert and is waterfalling through the QM testing.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002486	27437604	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	The loan is missing the MI Cert and is waterfalling through the QM testing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002486	27437605	XXXX	XX/XX/XXXX 5:41:50 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan is missing the MI Cert								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002485	27400683	XXXX	XX/XX/XXXX 6:05:03 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002485	27401610	XXXX	XX/XX/XXXX 6:05:03 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		$XXX shortage, please provide actual policy to determine if any extended coverage is provided, lender printout used for review.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002485	27518753	XXXX	XX/XX/XXXX 6:05:03 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002484	27400051	XXXX	XX/XX/XXXX 5:59:19 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	A	A	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002481	27042694	XXXX	XX/XX/XXXX 6:42:57 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Verification of employment is not required for prior employment.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002481	27042695	XXXX	XX/XX/XXXX 6:42:57 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Verification of employment is not required for prior employment.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002481	27042759	XXXX	XX/XX/XXXX 6:42:57 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The insurance coverage of $XXX results in a shortfall in the amount of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002480	27149202	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002488	27400043	XXXX	XX/XX/XXXX 5:59:19 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002473	27188210	XXXX	XX/XX/XXXX 3:48:31 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002473	27188277	XXXX	XX/XX/XXXX 3:48:31 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	The closing disclosure dated XX/XX/XXXX was not signed and dated. There is no evidence the borrower received this closing disclosure at least three business days prior to closing on XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TRID timing exception, no remediation available.	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002468	27044503	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-488.75 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,711.00. (9300)	Lender Credit shown on Initial Loan Estimate decreased on Final CD. Term of loan changed from XX year to XX year from Loan Estimates issued on XX/XX/XXXX. No valid changed circumstance documentation or sufficient cure were provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002468	27045033	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002468	27059408	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Loan is missing the Mortgage Insurance Cert and therefore not Agency Saleable as all Conditions are not met. Designation of Temporary Safe Harbor QM is waterfalling to Safe Harbor QM								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002468	27059409	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2049168)	Loan is missing the Mortgage Insurance Cert and unable to accurately determine the MI payment and criteria								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002468	27059410	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2049169)	Loan is missing the Mortgage Insurance Cert and unable to accurately determine the MI payment and criteria								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002468	27059412	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Loan is missing the Mortgage Insurance Cert and therefore not Agency Saleable as all Conditions are not met.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002469	27398136	XXXX	XX/XX/XXXX 5:38:53 PM	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002469	27398179	XXXX	XX/XX/XXXX 5:38:53 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $80.00 plus 10% or $88.00. Sufficient or excess cure was provided to the borrower. (0)					Reviewer Comment (2022-11-30): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 8:07:38 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002466	27168202	XXXX	XX/XX/XXXX 4:34:06 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002466	27169563	XXXX	XX/XX/XXXX 4:34:06 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.	Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX.	Available funds are insufficient by $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002466	27169798	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002466	27169799	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002466	27169800	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Initial Closing Disclosure not provided to Borrower at least three business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002466	27170013	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Borrower provided appraisal waiver XX/XX/XXXX, less than three business days prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002466	27170014	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2058631)	Missing MI Certificate to verify accurate amount of MI payment.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002466	27170015	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2058632)	Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan due to missing MI Certificate to verify accurate amount of MI payment.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002466	27170016	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TRID timing exception, no remediation available.	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002466	27170042	XXXX	XX/XX/XXXX 4:34:06 PM	Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Closing discrepancy.	Documented qualifying Assets of $XXX is less than AUS Available for Closing of $XXX.	Documented qualifying Assets of $XXX is less than AUS Available for Closing of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002466	27331908	XXXX	XX/XX/XXXX 4:34:06 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Loan is missing MI Certificate, all conditions not met								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002466	27331917	XXXX	XX/XX/XXXX 4:34:06 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Unable to confirm "Other " Assets for $617.83 as required by the AUS								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002466	27331937	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/11545880)	Unable to confirm 2 year history								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002464	27058154	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Final 1003 show HOA fees of $XXX per month. HOA documentation to support monthly amount was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002464	27058156	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Loan has waterfalled to QM requirements baed upi missing AUS documentation.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002464	27058455	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7514)	Valuation type used changed from Appraisal on Loan Estiamte to XXXX Rapid Value on Final Closing Disclosure. Subsequent fees changed for the valuation product in Section B of the Final CD. No valid changed circumstance was provided. No cure provided to the Borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002464	27058456	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75158)	Valuation type used changed from Appraisal on Loan Estiamte to XXXX Rapid Value on Final Closing Disclosure. Subsequent fees changed for the valuation product in Section B of the Final CD. No valid changed circumstance was provided. No cure provided to the Borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002464	27058509	XXXX	XX/XX/XXXX 4:34:06 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		File is missing final AUS; XXXX AUS showing agency approved was used for review. AUS in file for same date requires full appraisal (1004). UW notation at origination shows XXXX Rapid Value used. Final Closing Disclosure shows Rapd Value fee in place of appraisal. Provide AUS which shows Rapid Value as acceptable documentation.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002464	27058893	XXXX	XX/XX/XXXX 4:34:06 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002464	27058999	XXXX	XX/XX/XXXX 4:34:06 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Gift of $XXX was used to qualify. Provided evidence of receipt of fund to Borrower's account documenting transfer of funds.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002464	27059007	XXXX	XX/XX/XXXX 4:34:06 PM	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Gift of $XXX was used to qualify. Provided evidence of receipt of fund to Borrower's account documenting transfer of funds.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002465	27031961	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $58.71 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Credit Report Fee disclosed on the initial Loan Estimate in the amount of $50.00 increased to $58.71 on the Final Closing Disclosure. No Valid Change of Circumstance or cure provided to the borrower.				Reviewer Comment (2022-10-21): Sufficient Cure Provided At Closing		XX/XX/XXXX 3:57:31 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002465	27035059	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Loan Designation is waterfalling due to missing income documents. Unable to verify income for Iron Workers Local 401/Wages. Most recent paystub, W-2 covering the most recent 2 year period and or a completed VOE not provided.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002465	27127695	XXXX	XX/XX/XXXX 5:52:16 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX)	No income was used for qualification for Local 401 but there was no proof the borrower was working with union between employment with XXXX XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002461	27249754	XXXX	XX/XX/XXXX 6:34:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002461	27249755	XXXX	XX/XX/XXXX 6:34:07 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $500.94 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7334)					Reviewer Comment (2022-11-15): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 9:34:51 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002455	27396007	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002455	27396008	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002455	27396098	XXXX	XX/XX/XXXX 3:23:13 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002455	27396181	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Application date ofXX/XX/XXXXearliest right to receive appraisal disclosure dated XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002455	27396202	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Evidence of disclosure receipt within 3 days application is not in file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002455	27396203	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Evidence of Initial CD receipt or acknowledgement 3 days prior to closing is not in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002455	27396204	XXXX	XX/XX/XXXX 3:23:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)	Application date ofXX/XX/XXXXand Loan Estimate in file is dated 1/19/18								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002447	27046523	XXXX	XX/XX/XXXX 5:43:29 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002447	27046587	XXXX	XX/XX/XXXX 5:43:29 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002447	27046692	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002447	27046719	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $78.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73133)	The file did not contain a Change of Circumstance for the added Tax Service Fee of $78.00.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002447	27046720	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $514.28 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	The file did not contain a Change of Circumstance for the added Extension Fee of $514.28.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002447	27046724	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)	Loan Estimate dated XX/XX/XXXX was received by the borrower after the Closing Disclosure dated XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002447	27046731	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,924.00 exceeds tolerance of $1,482.00 plus 10% or $1,630.20. Insufficient or no cure was provided to the borrower. (0)	Total fees exceed 10% allowable variance by $293.80.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002447	27046733	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $8,439.87 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7591)	The file did not contain a Change of Circumstance for the increased Mortgage Insurance fee.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002447	27099121	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Title fees are disclosed in Section B when they should be disclosed in Section C due to the Service Provider List reflects the borrower shopped for their own Provider.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002447	27099225	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus 2Yr Calc	Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX XXXX/Overtime)	Failure due to missing MI Certification making loan non agency salable. Loan is waterfalling to QM/ATR testing requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002447	27099226	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Failure due to missing MI Certification making loan non agency salable. Loan is waterfalling to QM/ATR testing requirements.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002447	27099230	XXXX	XX/XX/XXXX 5:43:29 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing MI certification								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002452	27258561	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002452	27258570	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002452	27258573	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002452	27258610	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	The Closing Disclosure datedXX/XX/XXXX was not provided to the borrower three days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002453	27009113	XXXX	XX/XX/XXXX 6:51:42 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided										3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D	D	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002453	27009362	XXXX	XX/XX/XXXX 6:51:42 PM	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002453	27009642	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1. (FinXX/XX/XXXX)	Final Closing Disclosure dated XX/XX/XXXX disclosed that borrower will not have an escrow account on page 1 but did not indicate that borrower will not have an escrow on page 4. It also did not disclose the Estimated Property Costs over Year 1 on page 4.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	D	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002453	27009643	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose whether the loan will have an escrow account. (FinXX/XX/XXXX)	Final Closing Disclosure dated XX/XX/XXXX disclosed that borrower will not have an escrow account on page 1 but did not indicate that borrower will not have an escrow on page 4.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	D	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002453	27009644	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Final Closing Disclosure dated XX/XX/XXXX disclosed that borrower will not have an escrow account on page 1 but did not indicate that borrower will not have an escrow on page 4.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	D	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002453	27009670	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,795.05 exceeds tolerance of $748.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount points disclosed on the Loan Estimate dated XX/XX/XXXX were $748.00 but increased to $6,795.05 on the Final Closing Disclosure dated XX/XX/XXXX. No change of circumstance/cure provided for this increase.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	D	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002453	27048845	XXXX	XX/XX/XXXX 6:51:42 PM	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002432	27394593	XXXX	XX/XX/XXXX 5:41:50 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002432	27394980	XXXX	XX/XX/XXXX 5:41:50 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing Mortgage Insurance Certificate.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002432	27395122	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002432	27395123	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $665.00 exceeds tolerance of $540.00. Sufficient or excess cure was provided to the borrower. (7506)					Reviewer Comment (2022-11-29): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 1:34:09 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002432	27395132	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Missing Mortgage Insurance Certificate.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002432	27395133	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2073256)	Missing Mortgage Insurance Certificate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002432	27395134	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2073257)	Missing Mortgage Insurance Certificate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002436	27008848	XXXX	XX/XX/XXXX 5:40:08 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002428	27001322	XXXX	XX/XX/XXXX 5:40:08 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for ILAPLD. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77219)	There is no valid change of circumstance or cure provided for this fee increase from the initial Loan Estimate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002428	27001323	XXXX	XX/XX/XXXX 5:40:08 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for State Regulatory Fee. Fee Amount of $3.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77220)	There is no valid changer of circumstance of cure provided for this fee increase from the initial loan estimate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002433	27015034	XXXX	XX/XX/XXXX 3:48:31 PM	Credit	Credit	Credit Eligibility	Credit	Credit report shows credit payments as currently delinquent.		Credit report shows Current Delinquencies								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002435	27040732	XXXX	XX/XX/XXXX 3:35:05 PM	Compliance	Compliance	Miscellaneous Compliance	Compliance	TRID Error: Cash at settlement from or to borrower is blank.	Date Issued: XX/XX/XXXX	Final Closing Disclosure dated XX/XX/XXXX, Summaries of Transaction section, the To/From cash to close section is not completed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002435	27040869	XXXX	XX/XX/XXXX 3:35:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Initial Closing Disclosure was issued on XX/XX/XXXX, missing borrower signature and date. Final Closing Disclosure was issued on XX/XX/XXXX signed and dated on same day. Borrower was not provided initial Closing Disclosure 3 business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002429	27044760	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of $6.00 exceeds tolerance of $3.00. Insufficient or no cure was provided to the borrower. (77222)	The TX Guaranty Fee increased by $3.00 from $3.00 to $6.00 with no valid change of circumstance or cure provided in the file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002423	27008236	XXXX	XX/XX/XXXX 5:40:08 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $XXX on page 4; however the taxes and insurance are $XXX per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002434	27249097	XXXX	XX/XX/XXXX 6:34:07 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $420.75 exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Transfer Tax Fees increased from $400.00 to $420.75 with cure of $20.75 provided to the borrower.				Reviewer Comment (2022-11-15): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:50:08 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002439	27395202	XXXX	XX/XX/XXXX 5:38:53 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verbal verification of employment within 10 business days of the Note.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002439	27395203	XXXX	XX/XX/XXXX 5:38:53 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: $XXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002439	27395265	XXXX	XX/XX/XXXX 5:38:53 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002439	27395325	XXXX	XX/XX/XXXX 5:38:53 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The Right to Receive Copy of Appraisal Disclosure is dated XX/XX/XXXX, which is not within three business days of application date XX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002439	27395326	XXXX	XX/XX/XXXX 5:38:53 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is missing Verbal Verification of employment within ten business days of Note which resulted in a Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002439	27395327	XXXX	XX/XX/XXXX 5:38:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The Homeownership Counseling List Disclosure is dated XX/XX/XXXX, which is not within three business days of application date XX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002439	27395328	XXXX	XX/XX/XXXX 5:38:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	There are no seller fees on the consumer's final closing disclosure issued XX/XX/XXXX. There is also no evidence of the Seller's Closing Disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002439	27395329	XXXX	XX/XX/XXXX 5:38:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002439	27395330	XXXX	XX/XX/XXXX 5:38:53 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The ARM Disclosure has a borrower signature date of XX/XX/XXXX, which is not within three business days of application date XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002413	27394180	XXXX	XX/XX/XXXX 4:41:19 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Combined High loan to value discrepancy.	Calculated high loan to value percentage of XXXX% exceeds AUS high loan to value percentage of XXXX%XX	The Appraised value of $XXX on the appraisal report does not match the value of $XXX on the approval.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002413	27394181	XXXX	XX/XX/XXXX 4:41:19 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX% exceeds AUS combined loan to value percentage of XXXX%XX.	The Appraised value of $XXX on the appraisal report does not match the value of $XXX on the approval.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002413	27394182	XXXX	XX/XX/XXXX 4:41:19 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Loan to value discrepancy.	Calculated loan to value percentage of XXXX% exceeds AUS loan to value percentage of XXXX%XX.	The Appraised value of $XXX on the appraisal report does not match the value of $XXX on the approval.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002413	27394219	XXXX	XX/XX/XXXX 4:41:19 PM	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002413	27394342	XXXX	XX/XX/XXXX 4:41:19 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Lease Agreement									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002413	27410786	XXXX	XX/XX/XXXX 4:41:19 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Final appraisal received after closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002417	27178712	XXXX	XX/XX/XXXX 6:34:07 PM	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002417	27179083	XXXX	XX/XX/XXXX 6:34:07 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Acknowledgement that borrower received the appraisal at least three business days prior to closing nor an appraisal waiver was provided								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002446	27009067	XXXX	XX/XX/XXXX 5:40:08 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $36.55 exceeds tolerance of $29.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2022-10-20): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:58:02 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002389	27008869	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002389	27008873	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002389	27008874	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002393	27389654	XXXX	XX/XX/XXXX 2:42:38 PM	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002393	27390004	XXXX	XX/XX/XXXX 2:42:38 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002393	27390005	XXXX	XX/XX/XXXX 2:42:38 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	There is a payment variance of $XXXX								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002393	27390006	XXXX	XX/XX/XXXX 2:42:38 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $65.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (73133)					Reviewer Comment (2022-11-29): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:28:12 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	C	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002393	27390074	XXXX	XX/XX/XXXX 2:42:38 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002393	27390082	XXXX	XX/XX/XXXX 2:42:38 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002393	27390315	XXXX	XX/XX/XXXX 2:42:38 PM	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002399	27226536	XXXX	XX/XX/XXXX 3:35:05 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002394	27166594	XXXX	XX/XX/XXXX 5:26:15 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided										3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002394	27166703	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002394	27166861	XXXX	XX/XX/XXXX 5:26:15 PM	Credit	Credit	Credit Documentation	Credit	Purchase contract date not provided.		The file is missing a copy of the purchase agreement/ sales contract.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002394	27168449	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002394	27168450	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002394	27168451	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $89.00 exceeds tolerance of $60.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2022-11-04): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:35:23 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002394	27168474	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of originator application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002392	27014579	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002392	27014673	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002392	27014674	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Initial Closing Disclosure dated: XX/XX/XXXX, evidence of borrower's receipt was not provided within the appropriate timing requirements.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002392	27050017	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Miscellaneous Compliance	ATR/QM Defect	Non Taxable Income	Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXXX XXXX Retired/Social Security)	Failure due to missing MI certification which is agency non salable and does not meet conditions of the AUS which is waterfalling to QM/ATR requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002392	27050018	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Miscellaneous Compliance	ATR/QM Defect	Non Taxable Income	Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXXX XXXX/Social Security)	Failure due to missing MI certification which is agency non salable and does not meet conditions of the AUS which is waterfalling to QM/ATR requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002392	27050019	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Failure due to missing MI certification which is agency non salable and does not meet conditions of the AUS								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002392	27050028	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Failure due to missing MI certification which is agency non salable and does not meet conditions of the AUS								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002409	27393546	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX/11546503)	The co-borrower was previously employed from XX/XX/XXXXo XX/XX/XXXX His current employment began on XX/XX/XXXXnd there is no letter of explanation in the file regarding the gap in employment.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002409	27393547	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $190.00 exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2022-11-29): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:27:41 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002409	27393677	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX XXXX/11546502)	The loan file contains tax returns for the most recent two years, however, they are not signed and dated by the borrowers. Additionally, there is no balance sheet located in the loan file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002409	27393678	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX XXXX/Schedule C)	The loan file contains tax returns for the most recent two years, however, they are not signed and dated by the borrowers. Additionally, there is no balance sheet located in the loan file.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002409	27393681	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002409	27393682	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	The buyers' final closing disclosure did not reflect any seller paid fees and there was no seller's closing disclosure found in the loan file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002395	27390017	XXXX	XX/XX/XXXX 3:35:05 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Statement									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002388	27040429	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The Final Closing Disclosure provided an estimated escrow payment of $XXX however the Initial Escrow Disclosure provided to the borrower on XX/XX/XXXXtates the payment will be $XXX which has caused the projected payments to be incorrect on the final closing disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002388	27040431	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2047203)	The Final Closing Disclosure provided an estimated escrow payment of $XXX however the Initial Escrow Disclosure provided to the borrower on XX/XX/XXXXtates the payment will be $XXX which has caused the projected payments to be incorrect on the final closing disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002388	27040432	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2047204)	The Final Closing Disclosure provided an estimated escrow payment of $XXX however the Initial Escrow Disclosure provided to the borrower on XX/XX/XXXXtates the payment will be $XXX which has caused the projected payments to be incorrect on the final closing disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002401	27008512	XXXX	XX/XX/XXXX 5:40:08 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing a fully executed close out letter for the 2nd mortgage.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002401	27008574	XXXX	XX/XX/XXXX 5:40:08 PM	Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Title fees are disclosed in Section B when they should be disclosed in Section C due to the Service Provider List reflects the borrower shopped for their own Provider.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002401	27008592	XXXX	XX/XX/XXXX 5:40:08 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $919.00 exceeds tolerance of $813.00 plus 10% or $894.30. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2022-10-20): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:57:29 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002398	27232838	XXXX	XX/XX/XXXX 6:28:29 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $26.50 exceeds tolerance of $24.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2022-11-11): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:41:37 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002383	27348270	XXXX	XX/XX/XXXX 3:35:05 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002383	27355968	XXXX	XX/XX/XXXX 3:35:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)	The initial Loan Estimate was issued on XX/XX/XXXX, which is after the CD issued onXX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002383	27356279	XXXX	XX/XX/XXXX 3:35:05 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $31.50 exceeds tolerance of XXXX XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2022-11-28): Sufficient Cure Provided At Closing		XX/XX/XXXX 3:31:03 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002386	27062938	XXXX	XX/XX/XXXX 5:43:29 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The hazard insurance coverage amount is short $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002386	27063134	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	The initial Closing Disclosure is missing from the file to verify it was issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002386	27063135	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,493.51 is less than amount of binding Lender Credit previously disclosed in the amount of $-5,380.00. (9300)	The lender credit changed from -$5,380 to -$4,493.51. The file is missing a valid Change of Circumstance.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002386	27063136	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $2,060.00 exceeds tolerance of $2,053.00. Insufficient or no cure was provided to the borrower. (7567)	The title insurance fee changed from $2,053 to $2,060 and a valid Change of Circumstance is not in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002381	27079595	XXXX	XX/XX/XXXX 6:05:03 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002381	27079812	XXXX	XX/XX/XXXX 6:05:03 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002384	27018864	XXXX	XX/XX/XXXX 6:43:14 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The coverage shortfall is $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002384	27019267	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002384	27035265	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (FinXX/XX/XXXX)	The calculated finance charge is $127,493.66 .The Final Closing Disclosure finance charge of $116,682.74, is lower than the calculated finance charge. This results in a variance of -$10,810.92								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002384	27035266	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR	TILA-RESPA Integrated Disclosure - Loan Calculations: APR of XX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XX% outside of 0.125% tolerance. (FinXX/XX/XXXX)	The APR of XX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XX% outside of 0.125% tolerance.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002384	27035267	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	The calculated finance charge of $127,493 is higher than the Final Closing on Disclosure finance charge of $166,682.74. This results in a variance of -$10,810.92								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002384	27035268	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2047095)	The Final Closing Disclosure payment stream 1 does not show a mortgage insurance payment. The initial escrow account disclosure, also, does not show mortgage insurance as escrowed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002384	27035269	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	The calculated total of payments are $XXX. The Final Closing Disclosure total payments on page 5 are $265,279.48, which are lower than the calculated total payments.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002385	27063560	XXXX	XX/XX/XXXX 5:43:29 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002385	27063628	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	CD does not provide information if escrow was declined or if lender does not offer it.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002366	27339811	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002366	27339812	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Missing evidence of the borrower's receipt of the Closing Disclosure at least three (3) days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002366	27339814	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $466.00 exceeds tolerance of $396.00 plus 10% or $435.60. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2022-11-28): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:59:17 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002368	27342081	XXXX	XX/XX/XXXX 5:38:53 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Address: XXXX XXXX, Address: XXXX XXXX, Address: XXXX XXXX, Address: XXXX XXXX Statement Statement Statement, Tax Verification Statement Statement									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002365	27036821	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002365	27036822	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The loan was agency approved with an Originator Loan Designation of Temp SHQM. However the file is missing MI certificate making loan non agency salable and is resulting in a Due Diligence Loan Designation of Safe Harbor QM								3	B	C	B	C	B	XX/XX/XXXX	XX	Second Home	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002365	27036825	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $360.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Extension fee disclosed on the Loan Estimate dated XX/XX/XXXX was $233.00 but increased to $360.00 on the final closing disclosure. No valid change of circumstance or cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002365	27036826	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $160.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Appraisal Re-Inspection Fee of $160.00 was paid on the final and post closing Closing Disclosures dated XX/XX/XXXX and XX/XX/XXXX. No valid change of circumstance or cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002365	27036894	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Second Home	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002365	27040098	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Post Close Closing Disclosure Timing Regular Transactions	TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation. Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.	APR on final closing disclosure dated XX/XX/XXXX was XX% but changed to XX% on the post close closing disclosure dated XX/XX/XXXX. An extension fee of $360 and Tax service fee of $70 were paid on the final and post closing Closing Disclosures, and a valid change of circumstance was not disclosed to the borrower, within required disclosure timings								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002365	27052257	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2046752)	Failure due to missing MI certificate								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002365	27052260	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Failure due to missing MI certificate as required by DU								3	C	C	C	C	C	XX/XX/XXXX	XX	Second Home	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002361	27013368	XXXX	XX/XX/XXXX 5:40:08 PM	Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	None of the Notice of Special Flood Hazard Disclosures were signed before closing. Doc 89 is a Flood notice that was signed on the note date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002367	27043817	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Missing evidence of earlier receipt.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002362	27007948	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $275.00 exceeds tolerance of $248.00. Insufficient or no cure was provided to the borrower. (8304)	Transfer tax exceeds tolerance of $248.00 without change of circumstance or sufficient cure in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002362	27008173	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002347	27338138	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002347	27338252	XXXX	XX/XX/XXXX 7:21:33 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002347	27338254	XXXX	XX/XX/XXXX 7:21:33 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002347	27338290	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002347	27338418	XXXX	XX/XX/XXXX 7:21:33 PM	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002347	27338994	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002347	27338995	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002347	27338996	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002347	27338997	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002347	27338998	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002347	27339029	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,060.25 exceeds tolerance of $1,055.00. Insufficient or no cure was provided to the borrower. (7200)	File does contain a valid COC for this fee, and evidence of cure in file. But cure provided was insufficient								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002347	27339030	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $44.82 exceeds tolerance of $30.00. Insufficient or no cure was provided to the borrower. (7520)	File does contain a valid COC for this fee, and evidence of cure in file. But cure provided was insufficient								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002347	27339032	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX) due to missing initial 1003								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002336	27037348	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Temporary Buydown Administration Fee. Fee Amount of $2,772.86 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7338)	No COC Provided to the borrower for this tolerance cure								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002336	27037358	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Statement, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002336	27037429	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002336	27040302	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Product Testing	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. (FinXX/XX/XXXX)	Final CD disclosed as Fixed Rate and not Step Payment (Temporary Buydown)								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TRID timing exception, no remediation available.	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002336	27040304	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2047363)	Projected Principal & Interest disclosed on CD ($XXX) is based on the buydown payment schedule that reflects a buydown payment of $XXX. Buydown payment collected from borrower was $XXX. Principal and interest payment based on the buydown payment of $XXX is $$XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002336	27061770	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		1) TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: AIR Table subsequent change on page 4 of Final CD reflects Subsequent Changes as "Every" 12 months after first change, but this is only 1 change and it should reflect as "Adjusts Once". & 2)TRID Final Closing Disclosure AIR Table Minimum Interest Rate: Interest rate disclosed of XX% is based on the buydown amount on the buydown schedule However, Interest rate of XX% is based on borrower making a buydown payment of $XXX. Buydown payment collected from borrower was $XXX calculates to XX% initial rate. & 3) TRID Final Closing Disclosure Interest Rate Change After Closing Test: Interest Rate disclosed as XX% ($XXX) on CD is based on the buydown payment schedule that reflects a buydown payment of $XXX. Buydown payment collected from borrower was $XXX and calculated rate is XX% and P&I of $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002336	27063679	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.	Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TRID timing exception, no remediation available.	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002336	27502242	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002340	27337752	XXXX	XX/XX/XXXX 5:41:50 PM	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided										3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002340	27337975	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002340	27337977	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75158)	Property Inspection Fee was mot disclosed on the Loan Estimate. File does not contain a valid COC for this fee. File contains a cure for $154.94 however remaining to cure is $25.06.				Reviewer Comment (2022-11-28): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:58:05 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002340	27337978	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $29.88 exceeds tolerance of $15.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Credit Report Fee was last disclosed as $15 on LE but disclosed as $29.88 on the final CD. File does not contain a valid COC for this fee. File contains a cure for $154.94 however remaining to cure is $25.06.				Reviewer Comment (2022-11-28): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:58:05 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002340	27337979	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $170.00 exceeds tolerance of $110.00. Sufficient or excess cure was provided to the borrower at Closing. (7522)	Document Preparation Fee was last disclosed as $110.00on LE but disclosed as $170.00 on the final CD. File contains a cure for $154.94 however remaining to cure is $25.06.				Reviewer Comment (2022-11-28): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:58:05 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002340	27437796	XXXX	XX/XX/XXXX 5:41:50 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan is missing the appraisal required by the DU								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002340	27437806	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX XXXX/Schedule C)	The loan is missing the appraisal required by the DU and as such is waterfalling through QM testing								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002340	27437807	XXXX	XX/XX/XXXX 5:41:50 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The loan is missing the appraisal required by the DU and as such is waterfalling through QM testing								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002337	27060997	XXXX	XX/XX/XXXX 3:48:31 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002337	27060998	XXXX	XX/XX/XXXX 3:48:31 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	The LE datedXX/XX/XXXXas not provided a minimum of 4 days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002337	27061976	XXXX	XX/XX/XXXX 3:48:31 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Missing two months bank statements required per the AUS. Loan is waterfalling to a due diligence loan designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002337	27061985	XXXX	XX/XX/XXXX 3:48:31 PM	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXXX Bank // Account Type: Checking / Account Number: XXXX	Two months required per AUS.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002337	27061991	XXXX	XX/XX/XXXX 3:48:31 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Two months bank statements required per AUS, one month provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002331	27122439	XXXX	XX/XX/XXXX 6:43:43 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $313.75 exceeds tolerance of $306.00. Insufficient or no cure was provided to the borrower. (7200)	No Valid COC or cure provided								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002349	27340171	XXXX	XX/XX/XXXX 3:35:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Initial CD datedXX/XX/XXXX was not provided to borrower at least three business days prior to closing XX/XX/XXXX								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002329	27059127	XXXX	XX/XX/XXXX 5:51:29 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002329	27060573	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	TILA	Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002329	27060678	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002329	27060679	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002329	27060770	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2049382)	Unable to determine the MI payment due to the missing mortgage insurance certificate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002329	27060771	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2049383)	Unable to determine the MI payment due to the missing mortgage insurance certificate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002329	27060772	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	The Final Closing Disclosure provided onXX/XX/XXXX reflects a monthly escrow payment of $1152.92 that is not accurate. The actual escrow payment is $1543.35.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002329	27481422	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus 2Yr Calc	Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX XXXX/Overtime)	The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the loan is missing the mortgage insurance certificate required by the AUS, so the loan is water falling to ATR/QM standard documentation requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002329	27481423	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus Declining	Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXX XXXX/Overtime)	The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the loan is missing the mortgage insurance certificate required by the AUS, so the loan is water falling to ATR/QM standard documentation requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002329	27481424	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX XXXX/Overtime)	The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the loan is missing the mortgage insurance certificate required by the AUS, so the loan is water falling to ATR/QM standard documentation requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002329	27481425	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002329	27481426	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the loan is missing the mortgage insurance certificate, resulting in a Due Diligence Loan Designation of Non QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002329	27481448	XXXX	XX/XX/XXXX 5:51:29 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan file is missing the mortgage insurance certificate.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002330	27125352	XXXX	XX/XX/XXXX 5:43:29 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002330	27126054	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Discrepancy is with the real estate taxes. Taxes used $XXX/month, calculated amount used was XXXX% of the sales price. A tax certificate was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002330	27126192	XXXX	XX/XX/XXXX 5:43:29 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient by $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002330	27126216	XXXX	XX/XX/XXXX 5:43:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	Unable to disclose any Seller paid fees/charges due to missing Seller's Closing Disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002338	27061722	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002338	27493932	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	No evidence in file of when the borrower received a copy of the appraisal.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002338	27493937	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The existing lender is the same as the new lender, and the Right to Cancel form was incorrect.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002322	27017195	XXXX	XX/XX/XXXX 12:16:51 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002322	27017446	XXXX	XX/XX/XXXX 12:16:51 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Subject loan does not meet the requirements of Temporary SHQM (GSE/Agency Eligible) due to missing the Private Mortgage Insurance Certificate and all DU conditions not being met.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002322	27246038	XXXX	XX/XX/XXXX 12:16:51 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		All DU conditions were not met due to missing the Private Mortgage Insurance Certificate as required by DU Condition #9.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002322	27246056	XXXX	XX/XX/XXXX 12:16:51 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002321	27393860	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		Buydown amount collected does not match total buydown funds required pre Buydown Schedule on Buydown Agreement.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002321	27393921	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Subsequent Change Frequency	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (FinXX/XX/XXXX)	AIR Table subsequent change on page 4 of Final CD reflects Subsequent Changes as "Every" 12 months after first change, but this has only one change and it should reflect "Adjusts Once". Corrected CD and LOE to borrower required to cure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002321	27394186	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002321	27394216	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	The Initial Closing Disclosure issued onXX/XX/XXXX was not acknowledged by Borrower at least three business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002321	27494749	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Temporary Buydown Points. Fee Amount of $2,242.80 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7339)	The initial Loan Estimate issued onXX/XX/XXXX does not reflect a Temporary Buy Down Point, however the final signed and dated CD issuedXX/XX/XXXX does reflect the fee in the amount of $2242.80. The file does not contain a changed circumstance, or adequate tolerance cure								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002029	27327989	XXXX	XX/XX/XXXX 4:04:06 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: Jason Benstead Third Party Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002029	27328021	XXXX	XX/XX/XXXX 4:04:06 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Statement, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002029	27328065	XXXX	XX/XX/XXXX 4:04:06 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Borrower is missing third party income verification for self employment.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002027	27322849	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002027	27322850	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002027	27322947	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	No earlier receipt found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002026	27142325	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002026	27142333	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002026	27142340	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002026	27142344	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002026	27142625	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Flood Hazard Zone	Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002026	27142626	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002026	27142627	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002026	27142628	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002026	27142629	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002026	27142630	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002026	27142631	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Missing initial Loan Application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002026	27142713	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX)	Page 1 of the CD states insurance is escrowed however page 2 does not reflects any escrows collected.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002026	27142715	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX)	Page 1 of the CD states taxes are escrowed however page 2 does not reflects any escrows collected.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002026	27142717	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Page 1 of the CD states tax and insurance is escrowed however page 2 does not reflects any escrows collected.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002026	27142718	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Page 1 of the CD states tax and insurance is escrowed however page 2 does not reflects any escrows collected.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002014	27321335	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Environmental Inspection Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7705)					Reviewer Comment (2022-11-22): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:48:28 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002014	27321336	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $182.45 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7726)					Reviewer Comment (2022-11-22): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:48:28 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002004	27190737	XXXX	XX/XX/XXXX 6:13:09 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002004	27191059	XXXX	XX/XX/XXXX 6:13:09 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002008	27318644	XXXX	XX/XX/XXXX 6:43:14 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, Address: XXXX XXXX, Address: XXXX XXXX HOA Verification Statement, Tax Verification Statement, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001996	27315964	XXXX	XX/XX/XXXX 5:26:15 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001996	27317139	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001996	27317140	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001996	27317142	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Appraisal Re-Inspection Fee was last disclosed as $0.00 on LE but disclosed as $145.00 on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002019	27321724	XXXX	XX/XX/XXXX 4:34:06 PM	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002019	27322015	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	The appraisal report date is XX/XX/XXXX. The borrower received a copy of the appraisal XX/XX/XXXX which is prior to the the report date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002019	27322031	XXXX	XX/XX/XXXX 4:34:06 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	The Right to Receive a Copy of the appraisal is dated XX/XX/XXXXwhich is greater than 3 business days of the application date XX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002019	27322156	XXXX	XX/XX/XXXX 4:34:06 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Statement									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002009	27152226	XXXX	XX/XX/XXXX 12:16:51 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $520.00 exceeds tolerance of $470.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2022-11-03): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:39:17 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002003	27318140	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002003	27318328	XXXX	XX/XX/XXXX 6:43:14 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Insurance Verification, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001989	27314184	XXXX	XX/XX/XXXX 5:26:15 PM	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001989	27315358	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001989	27315359	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001989	27315362	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001989	27315363	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $417.80 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	A valid COC or sufficient cure was not provide din the loan file								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001989	27315379	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The application date was not provided, the timing cannot be determined.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001989	27315380	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-95.00. (9300)	A valid COC or sufficient cure was not provide din the loan file								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001982	27008330	XXXX	XX/XX/XXXX 6:42:57 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Finance Charge disclosed is $63,560.52, calculated finance charge is $63,845.52, variance of $285.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001982	27017575	XXXX	XX/XX/XXXX 6:42:57 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Missing the AUS, loan is waterfalling to a due diligence loan designation of SHQM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001982	27017670	XXXX	XX/XX/XXXX 6:42:57 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		File is missing final AUS; final 1008 showing AUS approved was used for review.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001982	27017680	XXXX	XX/XX/XXXX 6:42:57 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		File is missing final AUS; final 1008 showing AUS approved was used for review								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001983	27314939	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $98.50 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2022-11-22): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:02:24 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001986	27315063	XXXX	XX/XX/XXXX 6:43:14 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001986	27315303	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001986	27315414	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	The total payments on the closing disclosure, dated XX/XX/XXXXare based on the total payments of the closing disclosure, dated XX/XX/XXXX, and they do not match.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001986	27315415	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $184.00 exceeds tolerance of $138.00 plus 10% or $151.80. Insufficient or no cure was provided to the borrower. (0)	The ten percent Tolerance fees were disclosed at $218.; however, the final closing disclosure indicated the fees were $239.80. A cure was not provided by the Lender.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001986	27315416	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $590.00 exceeds tolerance of $480.00. Insufficient or no cure was provided to the borrower. (7506)	The zero percent Tolerance Fee for the appraisal fee was disclosed at $480. However, it is indicated on the closing disclosure, dated XX/XX/XXXX, in the amount of $590. There is no valid change of circumstance in the file, and a cure was not provided by the Lender.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001986	27315417	XXXX	XX/XX/XXXX 6:43:14 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,287.01 exceeds tolerance of $451.00. Insufficient or no cure was provided to the borrower. (8304)	The zero percent Tolerance Fee for the transfer tax fee was disclosed at $451. However, it is indicated on the final closing disclosure in the amount of $1,287.01. There is no valid change of circumstance in the file, and a cure was not provided by the Lender.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001992	27316176	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Seller Paid Property Tax fees of $XXX on Final CD								2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001992	27316199	XXXX	XX/XX/XXXX 4:04:06 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001968	27131496	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001968	27131501	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001968	27131502	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001968	27131815	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001968	27132641	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001968	27132647	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001968	27132648	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Amount of Non-Escrowed Property Costs over Year 1. (FinXX/XX/XXXX)	Page 1 of the CD states taxes and insurance are escrowed however no escrows collected on page 2 of the CD.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001968	27132649	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Includes More Than 13 months of Costs - Pre October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount of Escrowed Property Costs over Year 1 that includes more than 13 months of costs. (FinXX/XX/XXXX)	Page 1 of the CD states taxes and insurance are escrowed however no escrows collected on page 2 of the CD.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001968	27132651	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX)	Page 1 of the CD states taxes and insurance are escrowed however no escrows collected on page 2 of the CD.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001968	27132652	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX)	Page 1 of the CD states taxes and insurance are escrowed however no escrows collected on page 2 of the CD.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001968	27132653	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Page 1 of the CD states taxes and insurance are escrowed however no escrows collected on page 2 of the CD.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001968	27132654	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Page 1 of the CD states taxes and insurance are escrowed however no escrows collected on page 2 of the CD.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001968	27132655	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Page 1 of the CD states taxes and insurance are escrowed however no escrows collected on page 2 of the CD.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001968	27132656	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,214.38 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,222.00. (9300)	The lender credits were listed at $-1222 and decreased to $-1214.38 with no valid change of circumstance or cure provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001968	27132746	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Own/Rent was not provided	Borrower: XXXX XXXX, Borrower: XXXX XXXX									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001968	27132748	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: # of years at current address was not provided	Borrower: XXXX XXXX, Borrower: XXXX XXXX									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001968	27132751	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Title	Lien	Title	Missing evidence of lien position on Other Financing.	Lien Position: 2	Missing a copy of the subordinate lien								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001968	27132859	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Same lender refi, RTC provided on the incorrect form.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001971	27147304	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Final CD property costs $XXXX per month. Actual per loan summary $XXXX per month.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001970	26997679	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001970	26997681	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $355.30 exceeds tolerance of $345.00. Insufficient or no cure was provided to the borrower. (8304)	The Transfer Tax was initial disclosed onXX/XX/XXXX in the amount of $345.00; however, per the Final Closing Disclosure dated XX/XX/XXXXthe Transfer tax was in the amount of $355.30. A cure in the amount of $9.90 was provided at closing which was insufficient by $0.40.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002310	27010394	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002310	27010395	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Initial closing disclosure XX/XX/XXXX not provided three business days prior to closing XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002310	27010396	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $2,380.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7326)	File is missing a valid Change of circumstance for the addition of the Broker fee. 0% tolerance violation with no cure provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002310	27011247	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Closing disclosure indicates amount of escrowed property costs over year 1 as $XXX; however monthly tax/hazard total is $XXX. A variance of $0.04.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002310	27013354	XXXX	XX/XX/XXXX 6:51:42 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001961	27099439	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $570.00 exceeds tolerance of $558.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $570.00 exceeds tolerance of $558.00. Sufficient cure was provided to the borrower at Closing.				Reviewer Comment (2022-10-28): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:13:47 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001961	27099502	XXXX	XX/XX/XXXX 4:04:06 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower on CD $XXXX. AUS/DU does not require assets; however, there is no verification of POC charges in file.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001957	27189319	XXXX	XX/XX/XXXX 12:16:51 PM	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001957	27189678	XXXX	XX/XX/XXXX 12:16:51 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001957	27189679	XXXX	XX/XX/XXXX 12:16:51 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Originator Company Not Licensed at time of Application	Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001957	27189680	XXXX	XX/XX/XXXX 12:16:51 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001957	27189681	XXXX	XX/XX/XXXX 12:16:51 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	Unable to determine Homeownership Counseling List was provided due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001957	27189682	XXXX	XX/XX/XXXX 12:16:51 PM	Compliance	Compliance	State Compliance	State Late Charge	Mississippi Late Charge Percent and Amount Testing > $100,000	Mississippi Late Charge: Note late charge of XX% exceeds state maximum of 4% or $5, whichever is greater.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001957	27189683	XXXX	XX/XX/XXXX 12:16:51 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001957	27189766	XXXX	XX/XX/XXXX 12:16:51 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $268,020.42. Due Diligence Finance Charges are $267,813.35. There is a variance of $207.07.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001953	27308794	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Originator Company License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001953	27308837	XXXX	XX/XX/XXXX 5:58:09 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Statement									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001959	27004948	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided										3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001959	27041419	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75158)					Reviewer Comment (2022-10-24): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:36:06 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001959	27041523	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/11548230)	Borrower has not been at the current employer for 2 years. A complete 24 month verifiable Employment History is required. Previous Employer Verification was not provided in the loan file								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001959	27041524	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Loan is missing the Appraisal and therefore not Agency Saleable as all Conditions are not met. Designation of Temporary Safe Harbor QM is waterfalling to Safe Harbor QM								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001959	27041598	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Loan is missing the Appraisal and therefore not Agency Saleable as all Conditions are not met. Designation of Temporary Safe Harbor QM is waterfalling to Safe Harbor QM.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001959	27041640	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Loan is waterfalling to ATR/QM requirements of a Complete 24 month employment verification and the previous Employer VOE was not provided								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001959	27041641	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001958	27173493	XXXX	XX/XX/XXXX 5:58:09 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001958	27173857	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001958	27173858	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8001958	27173872	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is missing a Private Mortgage Certificate which resulted in a Due Diligence Loan Designation of Non QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8001958	27173874	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Loan was AUS approved with a DTI of 44.13%, but the loan is missing a Private Mortgage Insurance Certificate and is waterfalling to ATR/QM standard DTI requirement of maximum 43%.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001958	27173883	XXXX	XX/XX/XXXX 5:58:09 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The file is missing a Private Mortgage Insurance Certificate.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001954	27309328	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001954	27309329	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	Unable to determine Homeownership Counseling List was provided due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001956	27295856	XXXX	XX/XX/XXXX 5:26:15 PM	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001956	27295905	XXXX	XX/XX/XXXX 5:26:15 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001947	27032700	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001947	27032701	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001947	27032702	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001947	27032703	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,065.38 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,554.00. (9300)	No valid change of circumstance or cure for borrower provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001947	27032704	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $400.00. Insufficient or no cure was provided to the borrower. (7506)	No valid change of circumstance or cure for borrower provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001947	27032707	XXXX	XX/XX/XXXX 5:58:09 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001947	27032708	XXXX	XX/XX/XXXX 5:58:09 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001947	27032713	XXXX	XX/XX/XXXX 5:58:09 PM	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001947	27328784	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001947	27328785	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The loan was agency approved with an Originator Loan Designation of Temp SHQM, but due to the missing evidence of mortgage insurance required by the AUS is resulting in a Due Diligence Loan Designation of SHQM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001947	27328786	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2046071)	Unable to determine the MI payment due to the missing mortgage insurance certificate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001947	27328787	XXXX	XX/XX/XXXX 5:58:09 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2046072)	Unable to determine the MI payment due to the missing mortgage insurance certificate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001947	27328835	XXXX	XX/XX/XXXX 5:58:09 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The file is missing the mortgage insurance certificate required by the AUS Approval.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001942	27295298	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001942	27295299	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001942	27295311	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $406.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Fee Amount of $406.25 exceeds tolerance of $0.00. Valid change of circumstance not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001943	27006480	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Other									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Home Improvement		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001946	27123223	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001946	27123311	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $419.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	There is not a valid change of circumstance provided, and no cure provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001946	27123312	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of $3.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77222)	There is not a valid change of circumstance provided, and no cure provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001946	27123349	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	No evidence of earlier receipt.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001946	27123360	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)	No evidence of earlier receipt.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001946	27123395	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)	No evidence of earlier receipt.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001946	27123407	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	No evidence of earlier receipt.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001946	27123408	XXXX	XX/XX/XXXX 5:51:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	No evidence of earlier receipt.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001939	27285220	XXXX	XX/XX/XXXX 5:51:29 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Statement, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Second Home	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001939	27285511	XXXX	XX/XX/XXXX 5:51:29 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage of $XXXX is insufficient to cover the estimated cost new of $XXX; $XXX shortfall. Missing replacement cost estimator.								3	C	C	C	C	C	XX/XX/XXXX	XX	Second Home	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001940	27306297	XXXX	XX/XX/XXXX 5:38:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Verified $XXX monthly in HOA dues as non-escrowed property costs which amounts to $XXX annually, however the final CD reflects $XXX in non-escrowed property costs over year 1								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001940	27306376	XXXX	XX/XX/XXXX 5:38:53 PM	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001933	27137604	XXXX	XX/XX/XXXX 12:05:49 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $595.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal Fee increased without a valid change. Cure of $45 provided at closing.				Reviewer Comment (2022-11-01): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:41:03 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001931	27194661	XXXX	XX/XX/XXXX 10:10:53 AM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001930	27283354	XXXX	XX/XX/XXXX 4:04:06 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001930	27294987	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001930	27294989	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	The closing disclosure dated 04-08-2016 was not signed or dated. There is no evidence the borrowers received the disclosure at least three business days prior to closing on XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001930	27294993	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	The loan estimate dated 04-06-2016 was not signed or dated. There is no evidence the borrowers received the estimate at least four business days prior to closing on XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001930	27294998	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-775.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-777.00. (9300)	The zero percent Tolerance Fee for the lender credit was disclosed at $775. However, it is indicated on the final closing disclosure in the amount of $777. There is no valid change of circumstance in the file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001932	27284354	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Property was inspected XX/XX/XXXX, Report was signed XX/XX/XXXX and the Appraisal was provided to the borrower on XX/XX/XXXX. Missing evidence of an earlier preliminary Appraisal.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001932	27284356	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	The ARM loan program disclosure was not provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001919	27193024	XXXX	XX/XX/XXXX 12:32:32 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Evidence of earlier receipt missing from file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001920	27197676	XXXX	XX/XX/XXXX 10:10:53 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001914	27003942	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided										3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001914	27004110	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is missing an appraisal which resulted in a Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001914	27004119	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The Desktop Underwriter approval requires an appraisal report and it was not provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001911	27005133	XXXX	XX/XX/XXXX 6:54:05 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001911	27005141	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001911	27036993	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Hazard Dec Page not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001911	27037001	XXXX	XX/XX/XXXX 6:54:05 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		HOI cert in file indicates premium of $XXX and does not match fees collected at closing of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001912	27139278	XXXX	XX/XX/XXXX 10:10:53 AM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001912	27139719	XXXX	XX/XX/XXXX 10:10:53 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001912	27139792	XXXX	XX/XX/XXXX 10:10:53 AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-700.00. (9300)	The zero percent Tolerance for a lender credit was disclosed at $170.; however, the final closing disclosure indicated there was no lender credit. There is no valid change of circumstance in the file and no cure was provided by the Lender.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001912	27139793	XXXX	XX/XX/XXXX 10:10:53 AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $170.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The zero percent Tolerance Fee for loan discount points was not disclosed. However, it is indicated on the final closing disclosure in the amount of $170. There is no valid change of circumstance in the file and no cure was provided by the Lender.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002301	27331237	XXXX	XX/XX/XXXX 6:18:03 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, Address: XXXX XXXX, Address: XXXX, Address: XXXX XXXX, Address: XXXX XXXX, Address: XXXX XXXX, Address: XXXX XXXX HOA Verification HOA Verification HOA Verification Insurance Verification, Tax Verification Insurance Verification, Tax Verification Insurance Verification, Tax Verification Insurance Verification, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002301	27331323	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Notice of special flood hazards was provided to the borrower onXX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002301	27331324	XXXX	XX/XX/XXXX 6:18:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-516.28 is less than amount of binding Lender Credit previously disclosed in the amount of $-762.00. (9300)	The Zero Percent Tolerance was exceeded for Lender Credits. The final Lender Credit of $-516.28 is less than amount of binding Lender Credit previously disclosed in the amount of $-762.00.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001909	27266797	XXXX	XX/XX/XXXX 4:52:32 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	No documentation provided to indicate borrower's receipt of valuation within 3 business days of application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Limited Cash-out GSE		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001909	27266834	XXXX	XX/XX/XXXX 4:52:32 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XXXX% exceeds AUS total debt ratio of XXXX%.	Lender used pension for co-borr is the amount of $XXX and pension in file is for only $XXXX a month. missing additional pension income. For no REOs AUS reflects rental income of $XXX and in our review the negative cash flow is $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Limited Cash-out GSE		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001909	27266970	XXXX	XX/XX/XXXX 4:52:32 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX 4506-T (2012), 4506-T (2013), 4506-T (2014)									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Limited Cash-out GSE		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001909	27266971	XXXX	XX/XX/XXXX 4:52:32 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, Address: XXXX XXXX, Address: XXXX XXXX Statement Statement Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Limited Cash-out GSE		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001909	27557725	XXXX	XX/XX/XXXX 4:52:32 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	AUS Findings: Property type discrepancy.	Appraisal property type of Townhouse does not match AUS property type of PUD.	Appraisal property type of Townhouse does not match AUS property type of PUD.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Limited Cash-out GSE		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001909	27557726	XXXX	XX/XX/XXXX 4:52:32 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Lender used pension for co-borr is the amount of $XXX and pension in file is for only $XXX a month. Missing 4506 signed and dated for 2012-2014. Missing mortgage statements for XXXX XXXX and XXXX XXXX Missing tax verification for XXXX XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Limited Cash-out GSE		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001909	27557733	XXXX	XX/XX/XXXX 4:52:32 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender used pension for co-borr is the amount of $XXX and pension in file is for only $XXX a month. Missing 4506 signed and dated for 2012-2014. Missing mortgage statements for XXXX XXXX and XXXX XXXX Missing tax verification for XXXX XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Limited Cash-out GSE		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001906	27129868	XXXX	XX/XX/XXXX 7:21:33 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001906	27130582	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001906	27130583	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001906	27130584	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001906	27130586	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $60.43 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2022-11-01): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:56:54 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001906	27130617	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The initial loan estimate is missing a signature and date. Unable to confirm the application date, which is required for testing timing requirements.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001906	27130618	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	Per the consumer closing disclosure, no fees were paid by the seller. There is no seller closing disclosure available for confirmation.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001906	27130676	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	The borrower did not confirm receipt of the initial closing disclosure. The assumed receipt date is less than three business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001906	27130677	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	The borrower did not confirm receipt of the revised loan estimate. The assumed receipt date is less than three business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001906	27544038	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	MIssing ther MI cert that matches terms for subject loan. Loan is waterfalling to a Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001906	27544046	XXXX	XX/XX/XXXX 7:21:33 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		MIssing MI cert. that matches terms of subject loan.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001910	27266991	XXXX	XX/XX/XXXX 7:21:33 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001910	27270405	XXXX	XX/XX/XXXX 7:21:33 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan is missing the MI cert with the correct loan terms.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001910	27270543	XXXX	XX/XX/XXXX 7:21:33 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001910	27270544	XXXX	XX/XX/XXXX 7:21:33 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001910	27270744	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is missing Mortgage Insurance Certificate which resulted in a Due Diligence Loan Designation of Non QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8001910	27270745	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001910	27270797	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Loan was AUS approved with a DTI of XXXX%, but the loan is missing the Mortgage Insurance Certificate (MIC) and is waterfalling to ATR/QM standard DTI requirement of maximum XXXX%.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001910	27270903	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX)	The loan is missing a VVOE from prior employer to verify start and ending dates.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001910	27270904	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001901	27266738	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001901	27266739	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001901	27266740	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)	Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001901	27266900	XXXX	XX/XX/XXXX 4:04:06 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001904	27265464	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Per the documentation in the file, the borrowers were provided a copy of the appraisal on XX/XX/XXXX, which is prior to the appraisal report date of XX/XX/XXXX. at File is missing evidence the borrowers were provided and received a copy of the appraisal at least 3 business days prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001904	27265628	XXXX	XX/XX/XXXX 4:04:06 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001904	27266334	XXXX	XX/XX/XXXX 4:04:06 PM	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001893	27265739	XXXX	XX/XX/XXXX 6:43:43 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Missing evidence that borrower was provided the right to receive a copy of appraisal report.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001893	27265740	XXXX	XX/XX/XXXX 6:43:43 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001893	27265741	XXXX	XX/XX/XXXX 6:43:43 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001893	27265742	XXXX	XX/XX/XXXX 6:43:43 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001893	27265743	XXXX	XX/XX/XXXX 6:43:43 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001893	27265744	XXXX	XX/XX/XXXX 6:43:43 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001894	27265091	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	No evidence the borrower received the right to receive an appraisal disclosure three business days after the application date of 09-22-2015.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001894	27265092	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001894	27265096	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001894	27265100	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001894	27265114	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001894	27265244	XXXX	XX/XX/XXXX 3:37:40 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Statement									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001894	27265272	XXXX	XX/XX/XXXX 3:37:40 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The insurance coverage amount of $XXX results in a shortfall of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001892	27132920	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001892	27132921	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	TILA	Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001892	27132922	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001892	27132923	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $134,268.10 is underdisclosed from calculated Finance Charge of $134,618.61 in the amount of $350.51.	The Final Truth in Lending Act (TIL) reflected a finance charge of $134,268.10 which is under disclosed from calculated finance charge of $134,618.61. A difference of $350.51.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002295	27331087	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	The disclsoure was provided at closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002295	27331088	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) Without Cure	RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002295	27331089	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) Without Cure	RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002295	27331090	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002295	27331091	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002295	27331092	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002295	27331093	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002295	27331128	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	The disclosure was not provide within 3 days.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002295	27331129	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The disclosure was not provide within 3 days.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001928	27051717	XXXX	XX/XX/XXXX 3:37:40 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001928	27051787	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001928	27051788	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001928	27051789	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001928	27051790	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $243,394.72 is underdisclosed from calculated Finance Charge of $243,922.36 in the amount of $527.64.	Itemization of Amount Financed indicates that the prepaid interest of $474.63 and the Title/Copies/Postage fee of $42.50 were considered finance charges. Itemization indicates that seller paid remaining finance charges but an accurate breakdown of the fees the seller paid is missing and therefore unable to determine how the Seller Closing Cost Credit of $XXX was applied.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001928	27128059	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	MI Cert missing from file, DU invalid without it - waterfalling to Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001928	27128062	XXXX	XX/XX/XXXX 3:37:40 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing MI Cert, required by DU.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001886	27180693	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001877	27182728	XXXX	XX/XX/XXXX 8:04:25 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Appraisal disclosure signed at closingXX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001877	27182729	XXXX	XX/XX/XXXX 8:04:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001877	27182730	XXXX	XX/XX/XXXX 8:04:25 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $292,976.32 is underdisclosed from calculated Finance Charge of $293,183.45 in the amount of $207.13.	Finance Charge of $292,976.32 is under-disclosed from calculated Finance Charge of $293,183.45 in the amount of $$207.13.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001877	27182748	XXXX	XX/XX/XXXX 8:04:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001877	27182861	XXXX	XX/XX/XXXX 8:04:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001877	27182894	XXXX	XX/XX/XXXX 8:04:25 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: Days before settlement not provided.	GFE Date: XX/XX/XXXX, GFE Date: XX/XX/XXXX									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001877	27549799	XXXX	XX/XX/XXXX 8:04:25 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001877	27549826	XXXX	XX/XX/XXXX 8:04:25 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The Originator Loan Designation is Temp SHQM. However, the loan is missing the UAS which resulted in waterfalling to ATR/QM standard and a Due Diligence Loan Designation of Safe Harbor QM.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001877	27549860	XXXX	XX/XX/XXXX 8:04:25 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The Originator Loan Designation is Temp SHQM. However, the loan is missing the UAS which resulted in waterfalling to ATR/QM standard and a Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001887	27263111	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	The right to receive the appraisal disclosure was not provided to the borrower within three business days of the application, dated 06-04-2015.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001887	27263160	XXXX	XX/XX/XXXX 3:37:40 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Statement, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001887	27263420	XXXX	XX/XX/XXXX 3:37:40 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		SitusAMC uses XXXX XXXX’s definition of acceptable coverage. XXXX XXXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001887	27263579	XXXX	XX/XX/XXXX 3:37:40 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XXXX% exceeds AUS total debt ratio of XXXX%.	The debt to income ratio increased to XXXX% due to including the borrower's monthly rent payment in the amount of $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001887	27263580	XXXX	XX/XX/XXXX 3:37:40 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001887	27292526	XXXX	XX/XX/XXXX 3:37:40 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Calculated investor qualifying total debt ratio of XXXX% exceeds AUS total debt ratio of XXXX%.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002288	27010719	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002288	27011064	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Evidence of the initial loan application date is missing from the loan file. Unable to determine if The Right To Receive Appraisal Disclosure was provided to the borrower in a timely manner.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002288	27011065	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002288	27011066	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002288	27011067	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002288	27011068	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002288	27011069	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Evidence of the initial loan application date is missing from the loan file. Unable to determine if The HUD settlement Book was provided to the borrower in a timely manner.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002288	27011070	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Evidence of the initial loan application date is missing from the loan file. Unable to determine if The Homeownership Counseling List was provided to the borrower in a timely manner.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002288	27011085	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Evidence of the initial loan application date is missing from the loan file. Unable to determine if The Servicing Disclosure was provided to the borrower in a timely manner.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002288	27011086	XXXX	XX/XX/XXXX 3:37:40 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001878	27047873	XXXX	XX/XX/XXXX 4:13:56 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001878	27048317	XXXX	XX/XX/XXXX 4:13:56 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001878	27048318	XXXX	XX/XX/XXXX 4:13:56 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001878	27048319	XXXX	XX/XX/XXXX 4:13:56 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001878	27048320	XXXX	XX/XX/XXXX 4:13:56 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001878	27048321	XXXX	XX/XX/XXXX 4:13:56 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001878	27048322	XXXX	XX/XX/XXXX 4:13:56 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001878	27048323	XXXX	XX/XX/XXXX 4:13:56 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001878	27048325	XXXX	XX/XX/XXXX 4:13:56 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	File is missing the signed and dated Initial 1003 to verify the application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001878	27048326	XXXX	XX/XX/XXXX 4:13:56 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001878	27048327	XXXX	XX/XX/XXXX 4:13:56 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001878	27048337	XXXX	XX/XX/XXXX 4:13:56 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001878	27456897	XXXX	XX/XX/XXXX 4:13:56 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	File is missing the signed and date Initial 1003 to verify the application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001876	27256696	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Originator Company License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001876	27256697	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001876	27256698	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 801) Without Cure	RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001876	27256699	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) Without Cure	RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001876	27256700	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001876	27256701	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001876	27256702	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001876	27256703	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001876	27256704	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001876	27256705	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL APR Under/Over Disclosed By Greater Than 0.125%	Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001876	27256706	XXXX	XX/XX/XXXX 7:21:33 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $323,476.39 is underdisclosed from calculated Finance Charge of $336,966.78 in the amount of $13,490.39.	Final TIL Finance Charge of $323,476.39 is under disclosed from calculated Finance Charge of $336,966.78 in the amount of $13,490.39.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001866	27165428	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001864	27167111	XXXX	XX/XX/XXXX 5:52:15 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Statement									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001864	27167449	XXXX	XX/XX/XXXX 5:52:15 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The file does not contain the paid invoice in the amount of $XXXX, that is showing paid outside of closing on the HUD, dated XX/XX/XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001858	27135638	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001858	27135699	XXXX	XX/XX/XXXX 5:52:15 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XX/XX/XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001858	27135859	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	File is missing the initial signed/dated application. Unable to determine if the disclosure was provided in a timely manner.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001858	27135860	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001858	27135861	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001858	27135863	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001858	27135864	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001858	27135865	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001858	27135866	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001858	27135889	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	No evidence found in file that borrower received a copy of the appraisal prior to closing								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001858	27135890	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	File is missing the initial signed/dated application. Unable to determine if the disclosure was provided in a timely manner.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001858	27135891	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	File is missing the initial signed/dated application. Unable to determine if the disclosure was provided in a timely manner.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001858	27135944	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Loan is waterfalling to ATR/QM standard requirements because the loan was AUS approved with a requirement for a verification of employment 10 days prior to closing however the document was not found in the file								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001858	27140297	XXXX	XX/XX/XXXX 5:52:15 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001863	27129737	XXXX	XX/XX/XXXX 1:44:00 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001863	27133500	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001854	27244139	XXXX	XX/XX/XXXX 4:12:01 PM	Credit	Guideline	Guideline Issue	Guideline	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001854	27244140	XXXX	XX/XX/XXXX 4:12:01 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001854	27244340	XXXX	XX/XX/XXXX 4:12:01 PM	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXXX XXXX // Account Type: Stocks / Account Number: XXXX XXXX // Account Type: Stocks / Account Number: XXXX XXXX // Account Type: Stocks / Account Number: XXXX XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX XXXX // Account Type: Stocks / Account NumberXXXX XXXX, Financial Institution: XXXX XXXX // Account Type: Stocks / Account NumberXXXX XXXX	Only 1 month statement provided for all XXXX XXXX. Additional month statement required for each. (Accounts ending XXXX XXXX)								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001854	27534925	XXXX	XX/XX/XXXX 4:12:01 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001854	27534930	XXXX	XX/XX/XXXX 4:12:01 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		File is missing final AUS; XXXX AUS showing agency approved was used for review								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001855	27128924	XXXX	XX/XX/XXXX 1:44:00 PM	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	A	B	C	N/A	N/A	No
XXXX	XXXX	XXXX	8001855	27129135	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	A	B	C	N/A	N/A	No
XXXX	XXXX	XXXX	8001850	27242139	XXXX	XX/XX/XXXX 4:12:01 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001850	27242140	XXXX	XX/XX/XXXX 4:12:01 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001850	27242161	XXXX	XX/XX/XXXX 4:12:01 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001850	27245486	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001850	27245487	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on GFE Inaccurate	RESPA (2010): Interest Rate on GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001850	27245488	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001850	27245489	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.	Initial payment on Final HUD-1 does not match actual payment on loan.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001850	27245491	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001850	27245492	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001850	27245493	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001850	27245494	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001850	27245495	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001850	27536855	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001850	27536856	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Missing MI Certificate, loan waterfalling to standard ATR/QM requirements, resulting in DD designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001850	27536857	XXXX	XX/XX/XXXX 4:12:01 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing MI Certificate.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001848	27241431	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Missing evidence the borrower was provided with the disclosure within 3 days of application								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001843	27139974	XXXX	XX/XX/XXXX 4:12:01 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		DU AUS not provided in file. 1008 and XXXX XXXX feedback certificate used								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001843	27140010	XXXX	XX/XX/XXXX 4:12:01 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001843	27140243	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001843	27140245	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The Originator Loan Designation is Temporary SHQM (GSE/Agency Eligible). However, the loan is missing AUS and all applicable pages which resulted in a Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001843	27140246	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001843	27540958	XXXX	XX/XX/XXXX 4:12:01 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXXn // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001843	27540959	XXXX	XX/XX/XXXX 4:12:01 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXXn // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001840	27241149	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	The file was missing a copy of the Right to Receive a Copy or proof of the borrower's receipt within 3 days of originator application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001840	27241150	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001840	27241151	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Missing NMLS Information on 1003	Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001840	27241152	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001840	27241153	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) Without Cure	RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001840	27241154	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001840	27241155	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001840	27241156	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001840	27241157	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001817	27000890	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Application date is XX/XX/XXXX and the Disclosure is dated XX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001817	27000891	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001817	27000892	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001811	27232135	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001811	27248277	XXXX	XX/XX/XXXX 4:12:01 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Statement, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001811	27248482	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001811	27248483	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001811	27248484	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001811	27248485	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001811	27248486	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $323,572.43 is underdisclosed from calculated Finance Charge of $323,689.17 in the amount of $116.74.	Disclosed Finance Charges are $323,572.43. Due Diligence Finance Charges are $323,689.17. There is a variance of $116.74.								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001811	27248530	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Missing evidence that borrower received a Right to Receive a Copy of appraisal disclosure within 3 business days of application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001808	27047983	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001808	27047984	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001808	27047985	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001808	27047986	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002279	27322434	XXXX	XX/XX/XXXX 1:44:00 PM	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001800	27229932	XXXX	XX/XX/XXXX 1:44:00 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001800	27230254	XXXX	XX/XX/XXXX 1:44:00 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		File is missing final AUS; XXXX AUS showing agency approved was used for review.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001800	27230759	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001800	27230760	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001800	27230774	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is missing AUS which resulted in a Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001800	27230835	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001800	27230954	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Provide evidence the borrower received a copy of the Right to Receive a copy of the Appraisal no more than 3 days after the Application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001800	27231251	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001800	27231422	XXXX	XX/XX/XXXX 1:44:00 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $24,849.28 is underdisclosed from calculated Finance Charge of $25,042.57 in the amount of $193.29.	Final TIL Finance Charge of $24,849.28 is underdisclosed from calculated Finance Charge of $25,042.57 in the amount of $193.29.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001799	27059126	XXXX	XX/XX/XXXX 5:52:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001792	27231709	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.									3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001792	27231710	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.	The Final GFE does not reflect an escrow account will be established vs. page 2 and 3 of the Final HUD-1 which reflects taxes and insurance were escrowed.								2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001792	27231711	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001792	27231794	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	The disclosure was not provided within the loan file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001792	27472881	XXXX	XX/XX/XXXX 4:12:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. The acknowledgement provided in file is not acceptable as it does not reflect which transpired; the waiver or the receipt.								2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001921	27152425	XXXX	XX/XX/XXXX 5:58:52 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)	No COC or cure was provided to the borrower for tolerance overages								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001921	27152426	XXXX	XX/XX/XXXX 5:58:52 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $660.00 exceeds tolerance of $331.00. Insufficient or no cure was provided to the borrower. (8304)	Fee disclosed was last disclosed as $331.00 n LE but disclosed as $660.00 on Final Closing Disclosure. No COC or cure was provided to the borrower for tolerance overages								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001921	27152428	XXXX	XX/XX/XXXX 5:58:52 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001921	27152429	XXXX	XX/XX/XXXX 5:58:52 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,450.00 exceeds tolerance of $1,050.00 plus 10% or $1,155.00. Insufficient or no cure was provided to the borrower. (0)	No COC or cure was provided to the borrower for tolerance overages								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001885	27152477	XXXX	XX/XX/XXXX 7:23:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002374	27152699	XXXX	XX/XX/XXXX 8:17:51 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Employment has not been verified within 10 business days prior to the note.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002374	27152701	XXXX	XX/XX/XXXX 8:17:51 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Missing evidence of the CD delivery. E-sign agreement is missing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002374	27152702	XXXX	XX/XX/XXXX 8:17:51 PM	Credit	1003	Missing Document	1003	Missing Lender's Initial 1003/Application.		The initial 1003 is missing page 4.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002374	27152703	XXXX	XX/XX/XXXX 8:17:51 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	QM failure is due to missing VOE, within 10 days of the Note. Loan is waterfalling to standard QM testing.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002374	27152704	XXXX	XX/XX/XXXX 8:17:51 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		QM failure is due to missing VOE, within 10 days of the Note. Loan is waterfalling to standard QM testing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002632	27153105	XXXX	XX/XX/XXXX 5:04:49 PM	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Previous credit report not provided								3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002632	27153106	XXXX	XX/XX/XXXX 5:04:49 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002632	27153107	XXXX	XX/XX/XXXX 5:04:49 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002632	27153108	XXXX	XX/XX/XXXX 5:04:49 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Credit report provided is Post-closing								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002632	27153109	XXXX	XX/XX/XXXX 5:04:49 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002632	27153110	XXXX	XX/XX/XXXX 5:04:49 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002632	27153111	XXXX	XX/XX/XXXX 5:04:49 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002632	27153112	XXXX	XX/XX/XXXX 5:04:49 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002632	27153113	XXXX	XX/XX/XXXX 5:04:49 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002632	27153114	XXXX	XX/XX/XXXX 5:04:49 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Due to missing application date documentation								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002632	27153115	XXXX	XX/XX/XXXX 5:04:49 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	unable to determine date closing disclosure was provided to borrower								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002626	27153138	XXXX	XX/XX/XXXX 7:31:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	Unable to determine Homeownership Counseling List was provided due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002626	27153142	XXXX	XX/XX/XXXX 7:31:35 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $63.48 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Insufficient or no cure in file				Reviewer Comment (2022-01-07): Sufficient Cure Provided At Closing		XX/XX/XXXX 11:41:38 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002517	27153615	XXXX	XX/XX/XXXX 10:22:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1813075)	The final CD issued XX/XX/XXXXscloses the monthly MI payment in the amount of $55.35 on payment stream 1 which does not match the actual monthly MI $48.13.								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002517	27153617	XXXX	XX/XX/XXXX 10:22:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $281.50 exceeds tolerance of $99.00 plus 10% or $108.90. Insufficient or no cure was provided to the borrower. (0)	Unable to locate a valid change of circumstance or a sufficient cure to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002470	27153662	XXXX	XX/XX/XXXX 7:40:20 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002470	27153663	XXXX	XX/XX/XXXX 7:40:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001927	27153996	XXXX	XX/XX/XXXX 8:29:57 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001927	27153997	XXXX	XX/XX/XXXX 8:29:57 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001927	27153998	XXXX	XX/XX/XXXX 8:29:57 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Due Diligence Loan Designation of Safe Harbor QM due to missing evidence of borrower's legal residency								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001927	27153999	XXXX	XX/XX/XXXX 8:29:57 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Missing Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001927	27154000	XXXX	XX/XX/XXXX 8:29:57 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001927	27154002	XXXX	XX/XX/XXXX 8:29:57 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing evidence of borrower's legal residency								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001902	27154030	XXXX	XX/XX/XXXX 1:00:54 AM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided										3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001902	27154032	XXXX	XX/XX/XXXX 1:00:54 AM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001902	27154033	XXXX	XX/XX/XXXX 1:00:54 AM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001902	27154034	XXXX	XX/XX/XXXX 1:00:54 AM	Compliance	Compliance	Federal Compliance	TILA	Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001902	27154035	XXXX	XX/XX/XXXX 1:00:54 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001902	27154036	XXXX	XX/XX/XXXX 1:00:54 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001902	27154037	XXXX	XX/XX/XXXX 1:00:54 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $308,827.39 is underdisclosed from calculated Finance Charge of $311,672.00 in the amount of $2,844.61.	Final TIL Finance Charge of $308,827.39 is underdisclosed from calculated Finance Charge of $311,672.00 in the amount of $2,844.61.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001902	27154038	XXXX	XX/XX/XXXX 1:00:54 AM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The loan is failing Temp SHQM due to insufficient reserves. The loan is waterfalling to SHQM guidelines.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001902	27154039	XXXX	XX/XX/XXXX 1:00:54 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001902	27154040	XXXX	XX/XX/XXXX 1:00:54 AM	Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.	Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX.	Insufficient reserves verified to meet AUS requirement.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001902	27154041	XXXX	XX/XX/XXXX 1:00:54 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001902	27154042	XXXX	XX/XX/XXXX 1:00:54 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001834	27154242	XXXX	XX/XX/XXXX 10:42:19 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8001834	27154243	XXXX	XX/XX/XXXX 10:42:19 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Entered loan designation per deal notes. Docs in file show this is not a high cost/higher priced loan.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8001834	27154244	XXXX	XX/XX/XXXX 10:42:19 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX(an overage of $XXXX or XX% ).	Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX(an overage of $XXXX or XX% ).	3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
																															c) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002567	27154715	XXXX	XX/XX/XXXX 2:35:22 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $XXX.	Invoices for POC items not in loan file.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002567	27154716	XXXX	XX/XX/XXXX 2:35:22 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002567	27154717	XXXX	XX/XX/XXXX 2:35:22 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002567	27154718	XXXX	XX/XX/XXXX 2:35:22 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $570.00 exceeds tolerance of $400.00. Insufficient or no cure was provided to the borrower. (7334)	Fees tolerance violation exceeded with insufficient cure provision								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002601	27154978	XXXX	XX/XX/XXXX 7:21:26 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002601	27154980	XXXX	XX/XX/XXXX 7:21:26 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)	Transfer Tax was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001793	27155076	XXXX	XX/XX/XXXX 6:46:28 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002630	27155186	XXXX	XX/XX/XXXX 4:41:59 PM	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Foreclosure / Balance: $XXX	File is missing evidence that the account was paid in full. XXXX XXXX Time Share foreclosure.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001818	27155364	XXXX	XX/XX/XXXX 12:14:26 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001962	27155526	XXXX	XX/XX/XXXX 4:41:59 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001962	27155527	XXXX	XX/XX/XXXX 4:41:59 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7337)	Not disclosed on initial loan disclosure, Lender cure provided on Final Closing disclosure.				Reviewer Comment (2022-05-20): Sufficient Cure Provided At Closing		XX/XX/XXXX 11:46:52 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002657	27155696	XXXX	XX/XX/XXXX 1:06:00 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $98.00 exceeds tolerance of $70.00 plus 10% or $77.00. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2022-06-02): Sufficient Cure Provided At Closing		XX/XX/XXXX 11:51:06 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002625	27155867	XXXX	XX/XX/XXXX 1:27:29 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Statement	The recent mortgage statement for the subject property is missing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001955	27155868	XXXX	XX/XX/XXXX 5:45:00 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001955	27155869	XXXX	XX/XX/XXXX 5:45:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The disclosure is datedXX/XX/XXXXnd the application date is XX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001955	27155870	XXXX	XX/XX/XXXX 5:45:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Final closing disclosure at closing that issuedXX/XX/XXXXhows Initial escrow payment and monthly payment as $XXX while the initial escrow statement has $XXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001955	27155871	XXXX	XX/XX/XXXX 5:45:00 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001955	27155872	XXXX	XX/XX/XXXX 5:45:00 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Earliest right to receive a copy of the Appraisal Disclosure isXX/XX/XXXXhile the earliest application date isXX/XX/XXXXhich is Creditor application dat. The only borrower signed application date in file is for 8/26/16.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001955	27155873	XXXX	XX/XX/XXXX 5:45:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The earliest List of Homeownership Counseling Organizations isXX/XX/XXXXhile the earliest application date isXX/XX/XXXXhich is Creditor application dat. The only borrower signed application date in file is for XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001955	27155874	XXXX	XX/XX/XXXX 5:45:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $65.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7713)	Pest inspection fee of $65.00 that is on the closing disclosures exceed increase tolerance due to the fee not being listed on loan estimates. Missing valid COC and no evidence of cure was provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001955	27155875	XXXX	XX/XX/XXXX 5:45:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)	Initial loan estimate issuedXX/XX/XXXXOriginators application in file showsXX/XX/XXXXhile the only application in file signed by borrower is the same date as the Note date.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001955	27155877	XXXX	XX/XX/XXXX 5:45:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-614.88 is less than amount of binding Lender Credit previously disclosed in the amount of $-675.00. (9300)	Loan estimate lists lender credit as -$675 and final closing disclosure that issuedXX/XX/XXXXhows lender credits as -$10. Missing valid COC and no evidence of cure was provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001955	27155878	XXXX	XX/XX/XXXX 5:45:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Initial closing Disclosure issuedXX/XX/XXXXnd the closing date wasXX/XX/XXXXhich is less than 3 business days difference.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001955	27155879	XXXX	XX/XX/XXXX 5:45:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	The signed Final Disclosure at closing that issuedXX/XX/XXXXhows initial escrow and monthly escrow payment as $XXX while initial escrow statement shows $XXX				Reviewer Comment (2022-05-20): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:29:48 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001955	27155880	XXXX	XX/XX/XXXX 5:45:00 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Missing Credit Report								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001955	27155881	XXXX	XX/XX/XXXX 5:45:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The signed Final Disclosure at closing that issuedXX/XX/XXXXhows initial escrow and monthly escrow payment as $XXX while initial escrow statement shows $XXX. Multiple Closing Disclosures in file that issuedXX/XX/XXXXut only 1 is signed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001955	27155882	XXXX	XX/XX/XXXX 5:45:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1941103)	The signed Final Disclosure at closing that issuedXX/XX/XXXXhows initial escrow and monthly escrow payment as $XXX while initial escrow statement shows $XXX. Multiple Closing Disclosures in file that issuedXX/XX/XXXXut only 1 is signed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001955	27155883	XXXX	XX/XX/XXXX 5:45:00 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX)	Employment verification missing in file for primary borrower.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001955	27155884	XXXX	XX/XX/XXXX 5:45:00 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Verification of employment missing for primary borrower.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001955	27155885	XXXX	XX/XX/XXXX 5:45:00 PM	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Credit Report provided only reflects the borrowers scores. Missing evidence of all liabilities.								3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001955	27155886	XXXX	XX/XX/XXXX 5:45:00 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing Credit Report and evidence of Lender paid Mortgage Insurance as required per AUS.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001955	27155887	XXXX	XX/XX/XXXX 5:45:00 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Employer Letter in file does not reflect a Start date.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001955	27155888	XXXX	XX/XX/XXXX 5:45:00 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		EMD not sourced.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002476	27155905	XXXX	XX/XX/XXXX 3:25:37 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002476	27155906	XXXX	XX/XX/XXXX 3:25:37 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002476	27155907	XXXX	XX/XX/XXXX 3:25:37 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Missing evidence of earlier receipt.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002476	27155908	XXXX	XX/XX/XXXX 3:25:37 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	The Final CD dated XX/XX/XXXX was not signed or dated by the borrower which changed the estimated transaction date.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002476	27155909	XXXX	XX/XX/XXXX 3:25:37 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The Final CD dated XX/XX/XXXX was not signed or dated by the borrower which changed the estimated transaction date.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002476	27155910	XXXX	XX/XX/XXXX 3:25:37 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $1,345.00. Insufficient or no cure was provided to the borrower. (7200)	Fee increased without a valid COC, no cure provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002476	27155911	XXXX	XX/XX/XXXX 3:25:37 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)	Fee increased without a valid COC, no cure provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002476	27155913	XXXX	XX/XX/XXXX 3:25:37 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing vvoe from previous employment with XXXX XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002476	27155914	XXXX	XX/XX/XXXX 3:25:37 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Loan is failing Temp SHQM due to missing credit report.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002476	27155915	XXXX	XX/XX/XXXX 3:25:37 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Loan is failing Temp SHQM due to missing credit report, max dti allowed per SHQM is XXXX%.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002476	27155916	XXXX	XX/XX/XXXX 3:25:37 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/XXXX)	Loan is failing Temp SHQM due to missing credit report. SHQM requires verification of two year employment history.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002476	27155917	XXXX	XX/XX/XXXX 3:25:37 PM	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided										3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002476	27155918	XXXX	XX/XX/XXXX 3:25:37 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing credit report.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002390	27155973	XXXX	XX/XX/XXXX 5:45:00 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002390	27155975	XXXX	XX/XX/XXXX 5:45:00 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $304.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)					Reviewer Comment (2022-05-31): Sufficient Cure Provided At Closing		XX/XX/XXXX 3:50:18 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002558	27156197	XXXX	XX/XX/XXXX 6:43:16 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX HOA Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002558	27156198	XXXX	XX/XX/XXXX 6:43:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $19,910.00 exceeds tolerance of $1,910.00. Insufficient or no cure was provided to the borrower. (8304)	No COC or cure was provided to the borrower for tolerance overages								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002558	27156199	XXXX	XX/XX/XXXX 6:43:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $475.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)	No evidence of valid change of circumstance for fee increase.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002558	27156200	XXXX	XX/XX/XXXX 6:43:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $105.00 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower. (7727)	No evidence of valid change of circumstance for fee increase.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002326	27156496	XXXX	XX/XX/XXXX 10:58:55 AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $38.88 exceeds tolerance of $15.00. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee for $38.88 was not disclosed on the initial LE. There was no evidence of a changed circumstance in file. The $43.08 cure provided at close insufficient to cover all excess fees.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002326	27156497	XXXX	XX/XX/XXXX 10:58:55 AM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002326	27156498	XXXX	XX/XX/XXXX 10:58:55 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002326	27156499	XXXX	XX/XX/XXXX 10:58:55 AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Finance Charge was disclosed as $49,610.12 instead of $49,744.57, a $134.45 difference.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002326	27156500	XXXX	XX/XX/XXXX 10:58:55 AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	The Total of Payments were disclosed as $199,415.00 instead of $199,629.45, a $214.45 difference.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002326	27156501	XXXX	XX/XX/XXXX 10:58:55 AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,101.18 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Rate Extension Fee was not disclosed on the initial LE. There was no evidence of a changed circumstance in file. The $43.08 cure provided at close insufficient to cover all excess fees.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002326	27156503	XXXX	XX/XX/XXXX 10:58:55 AM	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided										3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002391	27156516	XXXX	XX/XX/XXXX 5:00:35 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002391	27156517	XXXX	XX/XX/XXXX 5:00:35 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Statement									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001969	27156706	XXXX	XX/XX/XXXX 1:06:00 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XXXX% exceeds AUS total debt ratio of XXXX%.	Lender correspondence in the file states that the borrower is being removed from the primary residence lien, however, there is a Final CD in the file on the primary residence that shows borrower on the refinance of the primary two weeks prior to the subject loan closing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001969	27156707	XXXX	XX/XX/XXXX 1:06:00 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001969	27156709	XXXX	XX/XX/XXXX 1:06:00 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Lease Agreement, Statement									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002344	27157001	XXXX	XX/XX/XXXX 5:00:35 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002344	27157003	XXXX	XX/XX/XXXX 5:00:35 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Final CD disclosed Finance Charge of $112,170.29 instead of $113,355.69, a $1,185.40 difference.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002344	27157004	XXXX	XX/XX/XXXX 5:00:35 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $342.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Final CD disclosed the addition of Transfer Tax in the amount of $342.00. There was no change circumstance in file or cure provided at close.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002344	27157006	XXXX	XX/XX/XXXX 5:00:35 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Post close CD issued XX/XX/XXXX disclosed Total of Payments of $261,901.63 instead of $260,190.23, a $1,711.40 difference.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002344	27157007	XXXX	XX/XX/XXXX 5:00:35 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial 1003 in file was not signed by the borrower as required.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002344	27157008	XXXX	XX/XX/XXXX 5:00:35 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002344	27157009	XXXX	XX/XX/XXXX 5:00:35 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Initial CD issued XX/XX/XXXX was not signed or acknowledged received and therefore the assumed receipt date of XX/XX/XXXX was less than the required 3 days prior to close.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002344	27157010	XXXX	XX/XX/XXXX 5:00:35 PM	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Missing complete copy of the credit report, only first page was provided.								3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002344	27157011	XXXX	XX/XX/XXXX 5:00:35 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	File is missing complete copy of the credit report, only first page was provided.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002344	27157012	XXXX	XX/XX/XXXX 5:00:35 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		File is missing complete copy of the credit report, only first page was provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002344	27157013	XXXX	XX/XX/XXXX 5:00:35 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		EMD not sourced.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002451	27157234	XXXX	XX/XX/XXXX 6:43:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $8,426.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Transfer Tax was not disclosed on the Loan Estimate, but was disclosed as $8,426.00 on the Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002451	27157235	XXXX	XX/XX/XXXX 6:43:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $525.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal fee was last disclosed as $525.00 on the Loan Estimate, but was disclosed as $625.00 on the Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001869	27157660	XXXX	XX/XX/XXXX 1:55:33 PM	Credit	System	General	System	Borrower 1003 current address does not match Note address.	Borrower: XXXX XXXX	The last 4-digits of the subject property's zip code is disclosed as 1428 on the initial and final 1003 and is inconsistent with the last XXXX XXXX disclosed on the note.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157661	XXXX	XX/XX/XXXX 1:55:33 PM	Credit	Credit	Credit Documentation	Credit	Credit Report Error: Line Limit was not provided	Credit Report: Original // Liability Type: Revolving / Current Balance: XXXX XXXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: XXXX XXXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: XXXX XXXX / Line Limit: <empty>	File is missing the required Credit Report with all pages.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157662	XXXX	XX/XX/XXXX 1:55:33 PM	Credit	Credit	Credit Documentation	Credit	Credit Report Error: Months Reported was not provided	Credit Report: Original // Liability Type: Revolving / Current Balance: XXXX XXXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: XXXX XXXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: XXXX XXXX / Line Limit: <empty>	File is missing the required Credit Report with all pages.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157663	XXXX	XX/XX/XXXX 1:55:33 PM	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXXX XXXX	File is missing the required Credit Report with all pages.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157664	XXXX	XX/XX/XXXX 1:55:33 PM	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisers license or certification was active at the time of appraisal. The appraiser's license in file verified effective date of XX/XX/XXXX and expiration date of XX/XX/XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157665	XXXX	XX/XX/XXXX 1:55:33 PM	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File is missing the required Credit Report with all pages.								3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157666	XXXX	XX/XX/XXXX 1:55:33 PM	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	Please provide an updated Hazard Insurance within 90 days of the Note Date								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157667	XXXX	XX/XX/XXXX 1:55:33 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $142,208.19 is underdisclosed from calculated Finance Charge of $142,369.52 in the amount of $161.33.	Finance charge is under disclosed by $161.33. The Fee Itemization for HUD-1 Settlement disclosed a Notary Fee for $XXX and Escrow Fee for $390.89 which is inconsistent with the HUD-1. The HUD-1 disclosed a Notary Fee for $125.00 and an Escrow Fee for $340.89.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001869	27157668	XXXX	XX/XX/XXXX 1:55:33 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Evidence of earlier borrower receipt was not found in the loan file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157669	XXXX	XX/XX/XXXX 1:55:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three business days of application								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157670	XXXX	XX/XX/XXXX 1:55:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157671	XXXX	XX/XX/XXXX 1:55:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.	File is missing the required final GFE.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157672	XXXX	XX/XX/XXXX 1:55:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on GFE Inaccurate	RESPA (2010): Interest Rate on GFE does not match Note.	File is missing the required final GFE.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157673	XXXX	XX/XX/XXXX 1:55:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.	File is missing the required final GFE.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157674	XXXX	XX/XX/XXXX 1:55:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.	File is missing the required final GFE.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157675	XXXX	XX/XX/XXXX 1:55:33 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.	File is missing the required final GFE.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157676	XXXX	XX/XX/XXXX 1:55:33 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	File is missing the required final GFE.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157677	XXXX	XX/XX/XXXX 1:55:33 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Due diligence loan designation does not match due to missing documentation on file (Credit Report and VVOE)								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement	Lender to provide updated ATR/QM status	D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001869	27157678	XXXX	XX/XX/XXXX 1:55:33 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Verbal VOE was not provided for second job with XXXX XXXX								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157679	XXXX	XX/XX/XXXX 1:55:33 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		File is missing required Credit Report with all pages and final GFE.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157680	XXXX	XX/XX/XXXX 1:55:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate	RESPA (2010): Interest Rate on Final HUD-1 does not match Note.	File is missing the required final GFE.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157681	XXXX	XX/XX/XXXX 1:55:33 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.	File is missing the required final GFE.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157682	XXXX	XX/XX/XXXX 1:55:33 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		File is missing required Credit Report with all pages and final GFE.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157683	XXXX	XX/XX/XXXX 1:55:33 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		File is missing the required Credit Report with all pages and final GFE.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001869	27157684	XXXX	XX/XX/XXXX 1:55:33 PM	Credit	System	General	System	Borrower 1003 current address does not match Note address.	Borrower: XXXX XXXX	The last 4-digits of the subject property's zip code is disclosed as XXXX on the initial and final 1003 and is inconsistent with the last XXXX XXXX disclosed on the note.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		D	D	C	C	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001985	27336840	XXXX	XX/XX/XXXX 5:00:50 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001985	27369306	XXXX	XX/XX/XXXX 5:00:50 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002710	27683498	XXXX	XX/XX/XXXX 9:47:45 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $840.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2023-01-23): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:46:25 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	XXXX	XXXX	8002710	27683603	XXXX	XX/XX/XXXX 9:47:45 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	8002710	27683683	XXXX	XX/XX/XXXX 9:47:45 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX HOA Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	8002710	27684052	XXXX	XX/XX/XXXX 9:47:45 PM	Credit	Missing Document	General	Missing Document	Missing Document: COVID-19 Attestation not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	8002708	27684925	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $716.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (2023-01-23): Sufficient Cure Provided At Closing		XX/XX/XXXX 11:25:18 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	XXXX	XXXX	8002709	27783679	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	There is no evidence that the final appraisal is delivered.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	8002709	27783687	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $250.00 exceeds tolerance of $125.00. Insufficient or no cure was provided to the borrower. (73200)	No valid change of circumstance is documented and no cure is provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	XXXX	XXXX	8002709	27783689	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $475.00. Insufficient or no cure was provided to the borrower. (7506)	No valid change of circumstance is documented and no cure is provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	XXXX	XXXX	8002709	27783690	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $450.00 exceeds tolerance of $275.00. Insufficient or no cure was provided to the borrower. (75103)	No valid change of circumstance is documented and no cure is provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	XXXX	XXXX	8002707	27673844	XXXX	XX/XX/XXXX 9:17:59 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Appraisal Acknowledgement receipt was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	XXXX	8002707	27673846	XXXX	XX/XX/XXXX 9:17:59 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,296.49 exceeds tolerance of $1,142.00 plus 10% or $1,256.20. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2023-01-20): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:02:33 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	XXXX	XXXX	8002705	27695259	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	The disclosure provided is not compliant as the borrower was provided with 2 choices and an option was not indicated by the borrower.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM (43-Q)	No
XXXX	XXXX	XXXX	8002705	27695260	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	A Change of Circumstance to the borrower was not found to support the addition of the Final Inspection on the Loan Estimate datedXX/XX/XXXX. A $250 tolerance cure is required for this 0 percent tolerance fee.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM (43-Q)	Yes
XXXX	XXXX	XXXX	8002705	27695287	XXXX	XX/XX/XXXX 8:53:00 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	A copy of the signed Settlement Statement for the sale of the borrower's departing residence at XXXX XXXX was not found in order to support sufficient funds to close and payoff of the existing mortgage.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM (43-Q)	No
XXXX	XXXX	XXXX	8002705	27695471	XXXX	XX/XX/XXXX 8:53:00 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.	Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX.	A copy of the signed Settlement Statement for the sale of the borrower's departing residence at XXXX XXXX was not found in order to support sufficient funds to close and payoff of the existing mortgage.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM (43-Q)	No
XXXX	XXXX	XXXX	8002705	27695472	XXXX	XX/XX/XXXX 8:53:00 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		A copy of the signed Settlement Statement for the sale of the borrower's departing residence at XXXX XXXX was not found in order to support sufficient funds to close and payoff of the existing mortgage.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM (43-Q)	No
XXXX	XXXX	XXXX	8002705	27695479	XXXX	XX/XX/XXXX 8:53:00 PM	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM (43-Q)	No
XXXX	XXXX	XXXX	8002705	27698585	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).	Due to documented assets being insufficient to close, the loan is waterfalling through QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM (43-Q)	Yes
XXXX	XXXX	XXXX	8002698	27700355	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $550.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	A valid Change of Circumstance was not found for the addition of the discount points on the Loan Estimate dated XXXX. The Estimate indicates this was when the rate was locked. However, the rate lock was not valid for the change of circumstance since the date of the rate lock was XXXX which was after the Loan Estimate. A tolerance cure is required in the amount of $550 for this 0 percent tolerance fee.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002703	27674275	XXXX	XX/XX/XXXX 9:17:59 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)	Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002702	27705201	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Second Home	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002702	27705258	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Missing Document	General	Missing Document	Missing Document: COVID-19 Attestation not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Second Home	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002701	27682965	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Title	Lien	Title	Missing evidence of lien position on Other Financing.	Lien Position: 2	Subordination agreement is missing from the file								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002697	27784095	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The Note reflects XXXX XXXXand the Valuation reflects XXXX XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002697	27784238	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002695	27682280	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002695	27684005	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-576.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,755.00. (9300)	Final Lender credit Fee was last disclosed as $-1,755.00 on LE but disclosed as $-576.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, No cure provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002694	27763915	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00. $24 Cure was provided however missing COC for addition of Mortgage Insurance Premium in section B on initial CD								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002694	27763916	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $2,387.65 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7591)	Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $2,387.65 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002693	27687582	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,364.71 exceeds tolerance of $3,354.00. Insufficient or no cure was provided to the borrower. (7200)	Loan discount points Fee was last disclosed as $3354.00 on LE but disclosed as $3364.71 on Final Closing Disclosure. File does not contain a valid COC for this fee, No cure provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002692	27762255	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)					Reviewer Comment (2023-02-01): Sufficient Cure Provided At Closing		XX/XX/XXXX 11:12:52 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002689	27687434	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002689	27687716	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is Missing verification that all non-US Citizen borrowers are legally present in the United States. Which resulted in a Due Diligence Loan Designation of Non QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002689	27687769	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX/11868851)	The loan was agency approved with an Originator Loan Designation of Temp SHQM, but the file is missing verification that all non-US Citizen borrowers are legally present in the United States. So the loan is water falling to ATR/QM standard documentation requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002689	27687770	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/11868852)	The loan was agency approved with an Originator Loan Designation of Temp SHQM, but the file is missing verification that all non-US Citizen borrowers are legally present in the United States. So the loan is water falling to ATR/QM standard documentation requirements.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002690	27717301	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three 3 business days of application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002690	27717321	XXXX	XX/XX/XXXX 11:20:02 PM	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002687	27763618	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Delivery verification is prior to date of report on file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002688	27762435	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Verification appraisal was delivered to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002688	27762436	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Initial Closing Disclosure was not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002688	27762443	XXXX	XX/XX/XXXX 7:37:53 PM	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002684	27687965	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002684	27687988	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)	The initial Escrow payment does not match based on the total amount reviewed on the final closing disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002685	27781202	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	No evidence of appraisal delivery is provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002685	27781203	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $630.00 exceeds tolerance of $510.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	A cure of $3,120 is provided at closing, which is equal to the total amount by which tolerances are exceeded.				Reviewer Comment (2023-02-02): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:58:58 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002685	27781204	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,000.00 exceeds tolerance of $3,000.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	A cure of $3,120 is provided at closing, which is equal to the total amount by which tolerances are exceeded.				Reviewer Comment (2023-02-02): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:58:58 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002685	27783875	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $630.00 exceeds tolerance of $510.00. Insufficient or no cure was provided to the borrower. (7506)	No valid change of circumstance is present. A cure of $3,120 was provided at closing, which is insufficient to cover amount exceeding the tolerance.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002685	27783876	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Repairs Fee. Fee Amount of $5,325.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (817167)	The holdback amount disclosed in the Escrow Repair Agreement has been captured as a Repair Fee, instead of Holdback, on the closing disclosure. As a result tolerances are exceeded by an additional $5,325. The cure provided at closing is insufficient by $5,325.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002685	27783877	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,000.00 exceeds tolerance of $3,000.00. Insufficient or no cure was provided to the borrower. (8304)	No valid change of circumstance is present. A cure of $3,120 was provided at closing, which is insufficient to cover amount exceeding the tolerance.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002685	27784684	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)	The closing disclosure was printed on XX/XX/XXXX. There is no issue date on the document.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good Faith Redisclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002683	27762427	XXXX	XX/XX/XXXX 7:27:50 PM	Credit	Guideline	Guideline Issue	Guideline	This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002683	27762428	XXXX	XX/XX/XXXX 7:27:50 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan was AUS approved and is missing the Verbal Verification of Employment dated within 10 business days of the Note date.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002683	27762532	XXXX	XX/XX/XXXX 7:27:50 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002683	27762616	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	The borrower signed Acknowledgment of Receipt of Appraisal is missing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002683	27762617	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The Verbal Verification of Employment provided is not dated within ten business days of Note date, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002683	27762618	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002683	27762619	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	The only Closing Disclosure provided has an issue date and borrower signature date of XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002677	27686125	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided										3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002677	27686938	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The AUS required an appraisal which is missing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002677	27687116	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/XXXX)	The loan is waterfalling to standard ATR/QM requirements due to missing appraisal.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002677	27687117	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The loan was AUS approved with an originator loan designation of Temp SHQM, but an AUS required Appraisal is missing which resulted in a Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002676	27685912	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bankruptcy Documents not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002679	27786320	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Evidence an initial CD was provided to the borrower within 3 days prior to closing is missing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002679	27786321	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)	The Loan Estimate was not provided to the borrower within 3 days of the application and was electronically provided prior to the borrower consenting to receive electronic documents on XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002679	27786323	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $$XXX. Insufficient or no cure was provided to the borrower. (7200)	The discount points were disclosed at $2870 and increased to $2875 with no valid change of circumstance or cure provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002678	27687165	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002678	27687172	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	1003	Document Error	1003	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	Borrower: XXXX XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002672	27761914	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $9,812.50 exceeds tolerance of $9,775.00. Insufficient or no cure was provided to the borrower. (73109)	Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $9,812.50 exceeds tolerance of $9,775.00. Insufficient or no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002667	27686983	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,290.00 exceeds tolerance of $60.00 plus 10% or $66.00. Insufficient or no cure was provided to the borrower. (0)	10% tolerance was exceeded by $1,224 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1,224, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002647	27780199	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing. Issued XX/XX/XXXX, Closing XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002644	27764117	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Limited Cash-out GSE		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002644	27764143	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Limited Cash-out GSE		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002642	27686050	XXXX	XX/XX/XXXX 8:53:00 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $264.04.	The loan file is missing asset documents to verify the fees paid outside of closing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002642	27686181	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	There is no evidence that the Creditor provided a copy of the appraisal to the borrower three business days prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002642	27686312	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The Appraisal lists the annual HOA dues as $XXXX and the Loan Approval lists the annual HOA dues as $XXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002642	27688550	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $215.50 exceeds tolerance of $146.00 plus 10% or $160.60. Insufficient or no cure was provided to the borrower. (0)	No valid change of circumstance or cure provided. The Change of Circumstance documents provided do not provide specific details to explain the reasons for fee increases. Therefore, it is not possible to determine their validity.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002642	27688551	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $480.00 exceeds tolerance of $330.00. Insufficient or no cure was provided to the borrower. (7506)	No valid change of circumstance or cure provided. The Change of Circumstance documents provided do not provide specific details to explain the reasons for fee increases. Therefore, it is not possible to determine their validity.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002642	27688552	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7563)	No valid change of circumstance or cure provided. The Change of Circumstance documents provided do not provide specific details to explain the reasons for fee increases. Therefore, it is not possible to determine their validity.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002642	27688553	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $159.39 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7564)	No valid change of circumstance or cure provided. The Change of Circumstance documents provided do not provide specific details to explain the reasons for fee increases. Therefore, it is not possible to determine their validity.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002642	27688554	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,514.20 exceeds tolerance of $1,496.00. Insufficient or no cure was provided to the borrower. (8304)	No valid change of circumstance or cure provided. The Change of Circumstance documents provided do not provide specific details to explain the reasons for fee increases. Therefore, it is not possible to determine their validity.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002662	27712913	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002640	27700557	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 900.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Final CD disclosed Taxes and HOA are non escrowed. However, Amount of Estimated Non escrowed Property Costs over Year 1 of $XXXX only reflects HOA dues.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002616	27764052	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002616	27764268	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002616	27764269	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	State Compliance	State Late Charge	Mississippi Late Charge Percent and Amount Testing > $100,000	Mississippi Late Charge: Note late charge of XX% exceeds state maximum of 4% or $5, whichever is greater.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002621	27685407	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002621	27686838	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)	Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002617	27763347	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Missing Initial Closing disclosure provided to the borrower at least 3 business days prior to closing and evidence of receipt								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002653	27778825	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	Unable to determine Homeownership Counseling List was provided due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002653	27778866	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Missing evidence the borrower received the Closing Disclosure dated XX/XX/XXXX at least three (3) business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002653	27778867	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)	Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Lender Attestation or other documentation to identify the date the LE was issued	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002653	27779818	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Purchase contract, final title policy, seller closing disclosure and hazard policy states street number is XXXX XXXX but the Note and Security Instrument state XXXX XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002615	27685075	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002615	27685787	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002615	27685997	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		File is missing final AUS. Early check result only provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002615	27686304	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX)	Loan is waterfalling to standard ATR/QM requirements due to missing final AUS. A complete 24 months verifiable Employment history was not provided for the borrower's current employment.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002615	27686305	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is missing final AUS which resulted in a Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002615	27686306	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $82,045.07. Due Diligence Finance Charges are $82,488.07. There is a variance of $443.00.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002615	27686333	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002615	27686334	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002615	27686335	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002606	27765735	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,150.53 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Extension fee increased from $0 on the Loan Estimate to $1,150.53 on the Final Closing Disclosure. No valid change of circumstance or cure provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002606	27765768	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002606	27765781	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $153,285.56 is under disclosed by $425.00 compared to the calculated Finance Charge of $153,710.56 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	The calculated finance charge $153,710.56 is greater than the finance charge disclosed on the final closing disclosure $153,285.56. With a variance of $425.00				Reviewer Comment (2024-02-19): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)				3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002604	27688304	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $8,255.60 may be required.	Missing LE.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002599	27762759	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Documentation acknowledging receipt of appraisal within 3 business days from closing not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002599	27762760	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002599	27762761	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	CD was issued XX/XX/XXXX which is less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002597	27685625	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Credit	Credit Eligibility	Credit	Credit report shows credit payments as currently delinquent.		The AUS required the $XXX charge-off account, with a balance of $XXX, to be paid off at or prior to closing. However, there is no evidence to document the liability was paid off prior to or at closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002597	27685652	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002600	27762675	XXXX	XX/XX/XXXX 8:59:47 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided										3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002600	27764278	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Evidence appraisal was delivered to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002600	27764304	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	The only CD provided was issued XX/XX/XXXX,the same day as closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	D	D	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002596	27719275	XXXX	XX/XX/XXXX 10:16:46 PM	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		The file is missing evidence of receipt of the $XXX in gift funds.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002596	27719546	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Esign Consent Agreement Status	Unable to determine if loan file contains evidence of borrower's consent to receive electronic documents due to missing information.	The borrower's consent to receive electronic documents disclosure is in the file, however, there is no date on the document.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002596	27719547	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The lender utilized $XXX for monthly hazard insurance, $XXX for monthly taxes and $XXX for monthly mortgage insurance. The actual payments as documented in the file are $XXX for monthly hazard insurance, $XXX for monthly taxes and $XXX for monthly mortgage insurance. Therefore, the actual Amount of Escrowed Property Costs over Year 1 is $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002596	27719548	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2102181)	The actual payments as documented in the file are $XXX for monthly hazard insurance and $XXX for monthly taxes. Therefore, the actual Amount of Escrowed Property Costs are $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002596	27719549	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2102182)	The actual payments as documented in the file are $XXX for monthly hazard insurance and $XXX for monthly taxes. Therefore, the actual Amount of Escrowed Property Costs are $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002596	27719550	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)	The borrower's consent to receive electronic documents disclosure is in the file, however, there is no date on the document.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002596	27738699	XXXX	XX/XX/XXXX 10:16:46 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The file is missing evidence of receipt of the $XXX in gift funds. Also missing 2 months checking account bank statement for balance $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002596	27738725	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Loan designation discrepancy due to missing asset documentation.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002596	27738797	XXXX	XX/XX/XXXX 10:16:46 PM	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		Missing 2 months checking account bank statement for balance $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002588	27688099	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $400.00 exceeds tolerance of $325.00. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $400.00 exceeds tolerance of $325.00. no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002593	27782482	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	The right to receive a copy of the Appraisal Disclosure was not provided to the borrower.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good faith redisclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002593	27782483	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002593	27782484	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002593	27782485	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $1,302.07 may be required.	Loan estimate is missing from the file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002595	27730359	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002595	27730475	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002595	27730477	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $250.00 exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7559)					Reviewer Comment (2023-01-27): Sufficient Cure Provided At Closing		XX/XX/XXXX 2:36:13 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002587	27699965	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002587	27699966	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	The seller CD is missing from the file and the borrowers final closing disclosure does not report any seller paid fees.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002587	27699968	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,491.00 exceeds tolerance of $1,221.00 plus 10% or $1,343.10. Insufficient or no cure was provided to the borrower. (0)	Ten percent fee tolerance violation in the amount of $1,491.00 with no cure provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002652	27699882	XXXX	XX/XX/XXXX 8:53:00 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bankruptcy Documents not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002571	27763980	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Closing Disclosure in file is datedXX/XX/XXXX same day as closing. Closing Disclosure was not provided to borrower at least 3 business days prior to closing onXX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002565	27684946	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002565	27684947	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)	Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002565	27684948	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Tangible Net Benefit Test	Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002565	27684949	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002564	27700460	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $225.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)					Reviewer Comment (2023-01-24): Sufficient Cure Provided At Closing		XX/XX/XXXX 1:35:22 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002561	27761785	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Earlier receipt of the CD was not provided to the borrower. The only verified receipt was the one signed at close.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002561	27761967	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Acknowledgement of right to receive a copy of the appraisal within 3 business days prior to consummation is not in the loan file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002555	27685441	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $840.00 exceeds tolerance of $670.00. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $840.00 exceeds tolerance of $670.00. A valid change of circumstance was not provided. Insufficient or no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002549	27778890	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Missing Right to receive appraisal document.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good faith redisclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002549	27778908	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002549	27778912	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002549	27779019	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	No signature on the CD issued on XX/XX/XXXXtherefore defaulting to 3 business days after issue date.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002549	27779023	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,863.57 may be required.	Missing all Loan Estimates in this file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002549	27779066	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $64.00 exceeds tolerance of $54.00 plus 10% or $59.40. Insufficient or no cure was provided to the borrower. (0)	No lender cure was provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002543	27823995	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002543	27823996	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-475.00. (9300)	No valid change in circumstance for fee increase								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002541	27684876	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Borrower did not recieve and sign the closing disclosure at least 3 days to closing								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002542	27785308	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Neither evidence the borrower received the appraisal three days prior to closing nor an executed appraisal waiver were provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002542	27785309	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Initial Closing Disclosure dated XX/XX/XXXX was not deemed received by the borrower until XX/XX/XXXX and the note date is XX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002537	27783923	XXXX	XX/XX/XXXX 7:27:20 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002537	27784274	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	The CD dated XX/XX/XXXX did not disclose an APR however, the CD dated XX/XX/XXXXsclosed XX%								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TRID timing exception, no remediation available.	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002537	27784275	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002537	27784276	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of$XXX. Insufficient or no cure was provided to the borrower. (7325)	Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of$XXX. Insufficient or no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002531	27785399	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	State Compliance	State Defect	Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File	Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002531	27785400	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	State Compliance	State Late Charge	Massachusetts Late Charge Percent Testing	Massachusetts Late Charge: Note late charge percent of XX% exceeds the state maximum of 3%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002531	27785401	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Closing Disclosure not provided to Borrower on XXXX, however borrower signed same day XX/XX/XXXX								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002531	27785402	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,063.53 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,063.53 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002531	27786828	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	No evidence in file of when the borrower received a copy of the appraisal.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002529	27783966	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002529	27783967	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TRID timing exception, no remediation available.	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002529	27787056	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	No evidence in file of when the borrower received a copy of the appraisal.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002530	27823429	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002530	27823430	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002530	27823431	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the HOA dues total $XXX per year verified with the Appraisal.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002530	27823464	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002522	27826590	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Evidence of disclosure receipt 3 days prior to closing is not in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002522	27826591	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	The Closing Disclosure issued onXX/XX/XXXX disclosed an interest rate of 0% on page one and the Loan Calculations section on page is blank, including the APR data field.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TRID timing exception, no remediation available.	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002525	27690131	XXXX	XX/XX/XXXX 8:53:00 PM	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002523	27826586	XXXX	XX/XX/XXXX 7:44:17 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002523	27826993	XXXX	XX/XX/XXXX 7:44:17 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002526	27823569	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002526	27823636	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $520.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Fee Amount of $520.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2023-02-06): Sufficient Cure Provided At Closing		XX/XX/XXXX 7:03:22 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002513	27693545	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002513	27693611	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Loan is waterfalling to ATR/QM standard requirements because of AUS income requirements not met, due to missing prior year's W2s and 2 months bank statements for Savings account.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002513	27693648	XXXX	XX/XX/XXXX 8:53:00 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The AUS approval required most prior year's W2s. However the prior year's W2, is missing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002513	27693702	XXXX	XX/XX/XXXX 8:53:00 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX W-2 (2017)									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002513	27693776	XXXX	XX/XX/XXXX 8:53:00 PM	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXXX XXXXn // Account Type: Savings / Account Number XXXX	The AUS required $XXXX to be verified. However, only 1 month statement provided for Savings account.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002513	27694047	XXXX	XX/XX/XXXX 8:53:00 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The AUS required $XXXX to be verified. However, only 1 month statement provided for Savings account.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002536	27689372	XXXX	XX/XX/XXXX 8:53:00 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002536	27689498	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002536	27689509	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant within time frame prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002536	27701518	XXXX	XX/XX/XXXX 8:53:00 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002527	27702473	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $100.00 exceeds tolerance of $90.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Lender cure of $10.00 provided to borrower for cure.				Reviewer Comment (2023-01-24): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:01:43 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002514	27761958	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,806.84 may be required.	Loan estimate is missing from the file								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002514	27761966	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	No evidence of disclosure summary in file, nor e-consent evidencing when borrower signed CD documents								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002514	27762220	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good faith redisclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002514	27762221	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002514	27762222	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier receipt was not found in the file								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TRID timing exception, no remediation available.	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002524	27700491	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002524	27700549	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	There is no evidence the borrower received a copy of the appraisal three business days prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002524	27700550	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	The final buyer's CD did not reflect seller paid fees, however, the post-closing CD datedXX/XX/XXXX did reflect seller paid fees.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002524	27700551	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	The Total of Payments indicated on the final CD is $420,020.16, however, the Total of Payments calculated in audit is $420,145.16.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002524	27700607	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Own/Rent was not provided	Borrower: XXXX XXXX									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002510	27689700	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002510	27689701	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XX% ).	The failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.	3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
																															c) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002510	27689702	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002510	27703341	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX/11869208)	The loan is failing QM points and fees and as such is waterfalling through QM testing								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002528	27684209	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant within time frame prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002528	27684210	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations not provided to applicant within time frame of application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002528	27684211	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $424,301.36. Due Diligence Finance Charges are $426,435.36. There is a variance of -$2,134.00.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002519	27702202	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	There is no evidence that the appraisal delivered to the borrower in its final version.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002504	27694213	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002504	27694214	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002504	27694237	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,493.00 exceeds tolerance of $1,154.00 plus 10% or $1,269.40. Insufficient or no cure was provided to the borrower. (0)	10% tolerance was exceeded by $223.60. No valid COC was provided, nor evidence of cure in the file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002503	27666434	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002503	27666437	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,472.30 exceeds tolerance of $1,324.00 plus 10% or $1,456.40. Insufficient or no cure was provided to the borrower. (0)	Missing a valid Change of Circumstance for the increase in Title fees. Cure of $6.00 was provided but is not sufficient to cure the fee tolerance.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002506	27783472	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Policy does not cover loan amount and no replacement cost estimator in file								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002506	27783567	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002512	27667642	XXXX	XX/XX/XXXX 9:17:59 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002512	27667643	XXXX	XX/XX/XXXX 9:17:59 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002501	27665966	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XX% ).	Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XX% ).	3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
																															c) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002501	27665979	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002501	27665986	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $396.00 exceeds tolerance of $268.00 plus 10% or $294.80. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $396.00 exceeds tolerance of $268.00 plus 10% or $294.80. No cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002501	27666013	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus 2Yr Calc	Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX/Overtime)	The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002502	27672876	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Property Insurance (Property Insurance Exceeds Replacement Value)	Maryland HB649: Property insurance exceeds the replacement value of the property.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002502	27672966	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,168.13 exceeds tolerance of $333.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points Fee was last disclosed as $333.00 on Loan Estimate but disclosed as $1,168.13 on Final Closing Disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002502	27672976	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $231.00 exceeds tolerance of $220.00. Insufficient or no cure was provided to the borrower. (8304)	Transfer Tax Fee was last disclosed as $220.00 on Loan Estimate but disclosed as $231.00 on Final Closing Disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002502	27672988	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Closing Disclosure not provided to borrower 1 at least three business prior to closing date of XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002502	27673202	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002508	27667285	XXXX	XX/XX/XXXX 9:17:59 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002508	27667292	XXXX	XX/XX/XXXX 9:17:59 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002508	27667331	XXXX	XX/XX/XXXX 9:17:59 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The initial application was not signed, therefore an application date was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002500	27720055	XXXX	XX/XX/XXXX 10:23:28 PM	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	A	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002500	27720817	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,915.20 exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points disclosed of $XXX on the initial loan estimate but disclosed as $XXX on the final closing disclosure without a valid change of circumstance evidence of cure for the increase of $1,713.20 was not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002500	27720818	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $40.50 exceeds tolerance of $38.00. Insufficient or no cure was provided to the borrower. (7520)	Credit Report was disclosed on the initial loan estimate $38.00 but disclosed as $40.50 on the final closing disclosure without a valid change of circumstance. Evidence of cure for the increase of $2.50 was not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002500	27720838	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $315,044.20 is under disclosed by $1,447.65 compared to the calculated Finance Charge of $316,491.85 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Seller's Final Closing Disclosure disclosed total seller paid fees of $20,499.00. Seller paid fees disclosed on Buyer's Final Closing Disclosure total of -$1,447.65				Reviewer Comment (2024-02-19): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)				3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002500	27720859	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX. Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)	Rental income documentation requirement not met for XXXX XXXX. Lease Agreement and/or signed Tax Return not provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	A	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002500	27720860	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX. Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)	Rental income documentation requirement not met for XXXX XXXX. Lease Agreement and/or signed Tax Return not provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	A	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002500	27720861	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX. Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)	Rental income documentation requirement not met for XXXX XXXX. Lease Agreement and/or signed Tax Return not provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	A	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002500	27720862	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX. Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)	Rental income documentation requirement not met for XXXX XXXX. Lease Agreement and/or signed Tax Return not provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	A	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002500	27720865	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	A	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002500	27722561	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX. Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)	Rental income documentation requirement not met for XXXX XXXX. Lease Agreement and/or signed Tax Return not provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	A	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002498	27784678	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	No indication that the final CD was provided to the borrower 3 business days prior to closing nor is there any indication of a waiver found in the file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002511	27682114	XXXX	XX/XX/XXXX 10:23:28 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002511	27682502	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Loan estimate provided onXX/XX/XXXXas not provided to the borrower within 4 business days of closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002511	27682834	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX. Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)	Missing lease agreement.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002511	27682835	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)	Missing lease agreement.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002511	27683049	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Combined High loan to value discrepancy.	Calculated high loan to value percentage of XXXX% exceeds AUS high loan to value percentage of XXXX%	HLTV of XXXX% exceeds AUS HLTV of XXXX%, due to the AUS reflecting a sales price of $XXX as opposed to calculated sales price of $XXX								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002511	27683050	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX% exceeds AUS combined loan to value percentage of XXXX%.	LTV of XXXX% exceeds AUS LTV of XXXX%, due to the AUS reflecting a sales price of $XXX as opposed to calculated sales price of $XXX								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002511	27683051	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Loan to value discrepancy.	Calculated loan to value percentage of XXXX% exceeds AUS loan to value percentage of XXXX%.	LTV of XXXX% exceeds AUS LTV of XXXX%, due to the AUS reflecting a sales price of $XXX as opposed to calculated sales price of $XXX								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002511	27683052	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002511	27683070	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Loan designation of Temp SHQM does not march due diligence of Non QM, due to LTV of XXXX% exceeding AUS of XXXX%.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	C	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002497	27783903	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	The preliminary Closing Disclosure with the Date Issued missing and reflecting a Closing Date ofXX/XX/XXXXoes not have the APR completed. Therefore, it was not possible to determine if there was an increase in the APR.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TRID timing exception, no remediation available.	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002497	27783938	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Non-escrowed property costs over year 1 are $XXX, however page 4 of the final CD reflects $XXX								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002497	27784709	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002497	27785587	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	There was no documentation found in order to determine if the preliminary disclosure was provided to the borrower at least three business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002497	27829532	XXXX	XX/XX/XXXX 7:27:50 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		VVOE is not within 10 business days of closing								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002497	27829534	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is missing the VVOE dated within 10 days of closing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002483	27783339	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		There's a coverage shortfall of $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002483	27783634	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Documentations acknowledging receipt of appraisal within 3 business days from closing not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002483	27783635	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002483	27783636	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	CD was issued XX/XX/XXXX which less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002482	27764098	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XXXX% exceeds AUS total debt ratio of XXXX%.	The Lender used monthly income that is not supported by documents in file. The borrower's year-to-date average monthly income is $XXX but the lender used monthly income of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002482	27764099	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Income documentation provided does not support the income used								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002482	27764100	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002482	27764252	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,067.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,091.00. (9300)	The lender credit decreased by $24 between theXX/XX/XXXX Loan Estimate andXX/XX/XXXX Closing Disclosure and a valid change of circumstance or cure was not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002482	27764283	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002482	27764303	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	There is no evidence the lender provided a copy of the appraisal to the borrower within three business days prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002482	27764319	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Failure due to insufficient income documentation. The documentation provided does not support the income used causing debt ratio to exceed the AUS maximum. Loan is waterfalling to QM/ATR testing requirements.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002482	27764332	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	The final Closing Disclosure was provided to and received by the borrower onXX/XX/XXXX which is not at least three business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002475	27672502	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002478	27784719	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Lender did not provide a copy of each valuation to applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002478	27784720	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002478	27784721	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TRID timing exception, no remediation available.	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002478	27785585	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The loan was aus approved however is failing QM points and fees resulting in a loan desingation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002478	27785586	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $$XXX (an overage of $XXX or XX% ).	Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $$XXX (an overage of $XXX or XX% ).	3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
																															c) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002478	27841364	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	The loan was aus approved however is failing QM points and fees and is waterfalling to ATR/QM requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002477	27785591	XXXX	XX/XX/XXXX 7:27:50 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002477	27785960	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002477	27785961	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002477	27785962	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2105996)	Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. due to the missing MI Certificate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002477	27785963	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2105996)	Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan due to the missing MI Certificate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002477	27785964	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Closing Disclosure was not provided to Borrower(s) at least three business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002477	27785966	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee. Fee Amount of $15.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77204)	Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee. Fee Amount of $15.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002477	27840490	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Appendix Q Liabilities – Invalid Exclusion Basis	Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002477	27840492	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Loan is missing Mortgage Insurance Certification and is waterfalling to ATR/QM standard requirements.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002477	27840495	XXXX	XX/XX/XXXX 7:27:50 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Loan is missing Mortgage Insurance Certification.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002467	27682793	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Evidence of receipt of appraisal not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002460	27687844	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002460	27688902	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	The acknowledgement signed by Borrowers at closing stating they received a copy of the appraisal at least three days prior to closing is missing from the loan file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002460	27688919	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The AUS is missing from the loan file.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002460	27688970	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Statement, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002458	27721569	XXXX	XX/XX/XXXX 6:45:07 PM	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002458	27721880	XXXX	XX/XX/XXXX 6:45:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002458	27721881	XXXX	XX/XX/XXXX 6:45:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Data not provided 3 days requirement were missing and 3 days to confirmation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002458	27721883	XXXX	XX/XX/XXXX 6:45:07 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002458	27721948	XXXX	XX/XX/XXXX 6:45:07 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Mortgage insurance is missing								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002458	27721950	XXXX	XX/XX/XXXX 6:45:07 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002458	27722149	XXXX	XX/XX/XXXX 6:45:07 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXX XXXX/Pension)	The loan is testing with QM ATR waterfall due to missing income documents								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002458	27722150	XXXX	XX/XX/XXXX 6:45:07 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio	Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.	The loan is testing with QM ATR waterfall due to missing income documents								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002458	27722152	XXXX	XX/XX/XXXX 6:45:07 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The loan is testing with QM ATR waterfall due to missing income documents								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002458	27722153	XXXX	XX/XX/XXXX 6:45:07 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2102637)	The loan is testing with QM ATR waterfall due to missing mortgage insurance documents								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002458	27722154	XXXX	XX/XX/XXXX 6:45:07 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2102638)	The loan is testing with QM ATR waterfall due to missing mortgage insurance documents								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002463	27824157	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	A copy of each valuation was not provided to the borrower within 3 business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B	A	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002463	27824160	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B	A	B	A	N/A	N/A	Yes
XXXX	XXXX	XXXX	8002462	27783413	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	There is not evidence in the file that the borrower received a copy of the appraisal report at least three (3) business days prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002462	27783414	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002462	27783442	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Issue date XX/XX/XXXX, Closing XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002462	27783481	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,680.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,760.00. (9300)	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,680.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,760.00.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002462	27783633	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)	Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002442	27687950	XXXX	XX/XX/XXXX 7:50:15 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002442	27688617	XXXX	XX/XX/XXXX 7:50:15 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002442	27689128	XXXX	XX/XX/XXXX 7:50:15 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002442	27689129	XXXX	XX/XX/XXXX 7:50:15 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXXX or XX% ).	Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXXX or XX% ).	3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase	If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
																															c) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002442	27914824	XXXX	XX/XX/XXXX 7:50:15 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX/XXXX)	The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002442	27914825	XXXX	XX/XX/XXXX 7:50:15 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002450	27783504	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Evidence of borrower's receipt of a copy of the appraisal within three business days prior to closing was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002450	27783505	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002450	27783506	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002450	27783507	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Final Closing Disclosure dated XX/XX/XXXX disclosed the Amount of Non-escrowed Property Costs over Year 1 as $XXXX. Verified Amount of Non-escrowed Property Costs over Year 1 are $XXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002450	27783508	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Evidence of borrower's receipt of the Initial Closing Disclosure dated XX/XX/XXXX at least 3 business days prior to closing was not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002450	27783517	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,838.00 exceeds tolerance of $1,060.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount point Fee disclosed on the initial Loan Estimate dated XX/XX/XXXX was $1,060.00 but increased to $2,838.00 on the final closing disclosure. No valid change of circumstance or cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002448	27783124	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002448	27783126	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002448	27783128	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002448	27783142	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002448	27783225	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $116.00 exceeds tolerance of $90.00 plus 10% or $99.00. Insufficient or no cure was provided to the borrower. (0)	10% tolerance was exceeded by $90.00 plus 10% or $99.00 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $90.00 plus 10% or $99.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002448	27783226	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Services Sales Tax. Fee Amount of $85.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75245)	Title - Services Sales Tax was last disclosed as $0.00 on LE but disclosed as $85.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002454	27820154	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Verification appraisal was delivered to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		C	A	B	C	N/A	N/A	No
XXXX	XXXX	XXXX	8002454	27820170	XXXX	XX/XX/XXXX 7:27:20 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	A	B	C	N/A	N/A	No
XXXX	XXXX	XXXX	8002449	27820152	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	There is no evidence the borrower received a copy of the appraisal within 3 day prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	A	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002449	27820153	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	A	B	A	N/A	N/A	Yes
XXXX	XXXX	XXXX	8002440	27702073	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	CD was not provided to Borrower(s) at leas 3 business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002440	27702074	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-457.00. (9300)	Zero Percent Tolerance exceeded for Lender Credits without cure provided								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002440	27702075	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,470.00 exceeds tolerance of $1,270.00 plus 10% or $1,397.00. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded without cure provided								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002440	27702076	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,803.30 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points without cure provided								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002440	27706331	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002440	27706794	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The AUS is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002440	27706812	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXXX or XX% ).	Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXXX or XX% ).	3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
																															c) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002440	27706848	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		All conditions not met as loan is Failing Points & Fees testing and the AUS was not provided in the loan file								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002441	27688009	XXXX	XX/XX/XXXX 9:23:35 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002441	27693831	XXXX	XX/XX/XXXX 9:23:35 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XXXX% exceeds AUS total debt ratio of XXXX%.	Calculated investor qualifying total debt ratio of XXXX% exceeds AUS total debt ratio of XXXX% due to mortgage payment discrepancy on the primary property.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002441	27693865	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Copy of Appraisal Not Provided 3 Business Days Prior to Consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002437	27688132	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002437	27688241	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002437	27688364	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $843.50 exceeds tolerance of $744.00 plus 10% or $818.40. Insufficient or no cure was provided to the borrower. (0)	Ten percent fee tolerance violation in the amount of $843.50 with no cure provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002438	27682495	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Monthly hazard insurance amount is $XXX, HOA is $XXX and taxes are $XXX, or $XXX monthly and $XXX annually. The final Closing Disclosure reflects $$XXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002438	27682496	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	The Final Loan Estimate was issued with less than 4 days until closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002443	27689905	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Verification appraisal was delivered to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002443	27689906	XXXX	XX/XX/XXXX 8:58:42 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Verification appraisal was delivered to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002472	27700643	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $59,426.03. Due Diligence Finance Charges are $59,680.26. There is a variance of $Disclosed Finance Charges are $254.23.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002472	27700644	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	The Initial Closing Disclosure issued onXX/XX/XXXX was not acknowledged by Borrower at least three days prior to Closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002427	27688233	XXXX	XX/XX/XXXX 8:58:42 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002425	27700113	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002425	27700246	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	AUS Findings: Property type discrepancy.	Appraisal property type of PUD does not match AUS property type of Single Family Detached.	AUS reflects a Single Family Detached Residence property type and the loan file documents show a PUD.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002425	27700723	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The appraisal and security instrument reflect the subject as a PUD but the AUS reflects a Single Family Detached which is causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002425	27700724	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Loan was AUS approved with a DTI of XXXX%, but AUS is showing a different property type than the loan file documents which is waterfalling to ATR/QM standard DTI requirement of maximum XXXX%.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002425	27700758	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		AUS reflects a Single Family Detached Residence property type and the loan file documents show a PUD.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002421	27687305	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Borrower did not receive a copy of the Appraisal within 3 business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002421	27687399	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Loan Estimate dated XX/XX/XXXX is not signed by the Borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002421	27693134	XXXX	XX/XX/XXXX 8:53:00 PM	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002415	27699431	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $437,820.45. Due Diligence Finance Charges are $438,070.45. There is a variance of $250.00.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002415	27699432	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5of $XXX that does not match the actual total of payments for the loan of $XXX. There is a variance of $250.00.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002424	27819807	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002424	27819831	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $49,579.26. Due Diligence Finance Charges are $49,629.26. There is a variance of $50.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002424	27819832	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Closing Disclosure not provided to Borrower at least three 3 business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002424	27819834	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three 3 business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002424	27819875	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002424	27819880	XXXX	XX/XX/XXXX 7:27:50 PM	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002416	27782196	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	The closing disclosure was provided to the borrower on the closing date								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002419	27701500	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002419	27701528	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 280.08 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	HOA dues are listed as $XXXX on Appraisal								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002419	27701624	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Appraisal fee POC for $XXXX was not documented								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002405	27719224	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	File does not contain acknowledgement that the Borrower received a copy of the appraisal 3 business days prior to loan closing as required.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002410	27782131	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three 3 business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002410	27782133	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	losing Disclosure not provided to Borrower(s) at least three 3 business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002410	27782134	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $95.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7755)	Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $95.00 exceeds tolerance of $0.00 with a variance of $95.00.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002412	27782546	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Documentations acknowledging receipt of appraisal within 3 business days from closing not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002412	27782547	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	CD was issued XX/XX/XXXX which less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002411	27781952	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Evidence of borrower's receipt of the appraisal is missing from file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002408	27699589	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	ECOA Receipt of Appraisal Without Waiver is missing from the file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002408	27699590	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002445	27701899	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002422	27820272	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Evidence of IRA, other income in the amount of $XXX monthly not sufficiently documented.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002422	27842233	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Award Letter / Continuance Letter									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002397	27718635	XXXX	XX/XX/XXXX 11:20:02 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002397	27718730	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	There is no evidence the borrowers received a copy of the appraisal.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002407	27700013	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002407	27700116	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	Fees increased without a valid COC, no cure provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002407	27700117	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $30.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75197)	Fees increased without a valid COC, no cure provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002404	27699993	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Appraisal acknowledgment did not specify if it were waiver or acknowledgement receipt of appraisal.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002404	27699994	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002404	27699998	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,864.35 exceeds tolerance of $830.00 plus 10% or $913.00. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee increased from baseline of $913 to $1864.35 with no valid coc or cure provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002404	27699999	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $93.25 exceeds tolerance of $75.00. Insufficient or no cure was provided to the borrower. (7520)	Cure of $18.25 was provided. However, not enough cure for all violations								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002400	27703180	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Verification appraisal was delivered to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B	A	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002396	27782191	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	A	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002396	27785606	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	A	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002396	27785607	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	A	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002402	27783647	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	The projected Escrow Payments do not match the amount required to pay the Property Taxes of $XXX Annually or $XXX Monthly. The Monthly amount of Property taxes disclosed is $XXX, a difference of $XXXX.				Reviewer Comment (2023-02-02): Sufficient Cure Provided At Closing		XX/XX/XXXX 11:50:52 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002402	27783673	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	The file is missing evidence that the Closing Disclosure was delivered to the Borrower three days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002402	27783708	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	The Extension fee was not disclosed to the Borrower on the LE and a valid change of circumstance or evidence of cure to the Borrower was not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002403	27712508	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The homeownership counseling disclosure was not provided to the borrower within 3 days of the application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002403	27712509	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	The initial closing disclosure was issued less than 6 days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002403	27712512	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00. Insufficient or no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002403	27718961	XXXX	XX/XX/XXXX 11:20:02 PM	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002382	27712528	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $933.92 exceeds tolerance of $814.00 plus 10% or $895.40. Insufficient or no cure was provided to the borrower. (0)	A valid COC or sufficient cure was not provided in the loan file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002382	27712535	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $42.00 exceeds tolerance of $28.00. Insufficient or no cure was provided to the borrower. (8304)	A valid COC or sufficient cure was not provided in the loan file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002382	27712556	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002382	27712558	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Estimate provided on XX/XX/XXXX not received by borrower at least 4 business day prior to Closing								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002380	27700689	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date XX/XX/XXXX, Note Date XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002380	27701190	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Proof of appraisal delivery not provided to the borrower within 3 business days prior to consummation								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002380	27701203	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Rights to Receive a Copy of the Appraisal not provided to the borrower.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002380	27701908	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002380	27701957	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		All conditions not met due to missing AUS								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002380	27702006	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX HOA Verification, Insurance Verification, Lease Agreement, Statement, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002380	27702034	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: Markus Tolentino Third Party Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002380	27702101	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Notice of Special Flood Hazard Disclosure contains a signature of XX/XX/XXXX. Disclosure was not provided to the borrower within a reasonable time prior to closing								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002380	28061890	XXXX	XX/XX/XXXX 4:25:57 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002379	27712043	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002379	27712263	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The file is missing a copy of the homeowners insurance to verify coverage amount.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002378	27711612	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002378	27711618	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	No seller paid fees were disclosed on the Borrower's Final CD. A Seller's Closing Disclosure was not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002373	27708854	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002373	27709585	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002377	27694659	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $60.00 plus 10% or $66.00. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2023-01-24): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:43:09 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002377	27694660	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $72.00 exceeds tolerance of $66.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (2023-01-24): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:43:09 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002377	27745217	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002377	27745218	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002360	27702071	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002360	27702080	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)					Reviewer Comment (2023-01-24): Sufficient Cure Provided At Closing		XX/XX/XXXX 3:31:06 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002360	27702251	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002359	27819923	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Evidence the appraisal was provided to the borrower is missing from the file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002359	27819924	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002359	27819925	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,062.19 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,063.00. (9300)	Lender credit was initially disclosed on LE as -$1,063. File does not contain a valid COC for this fee, nor evidence of cure in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002353	27702157	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002353	27706363	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Hazard Dec Page not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002353	27706622	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002355	27781379	XXXX	XX/XX/XXXX 7:27:50 PM	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002355	27781986	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002355	27781987	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $26,001.62. Due Diligence Finance Charges are $26,056.12. There is a variance of -$54.50.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002355	27781999	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	There is not evidence in the file that the borrower received a copy of the appraisal report at least three (3) business days prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002355	27782037	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing. Initial XX/XX/XXXX, Closing XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002352	27718676	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $606.00 exceeds tolerance of $241.00 plus 10% or $265.10. Sufficient or excess cure was provided to the borrower. (0)					Reviewer Comment (2023-01-26): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 10:28:33 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002352	27718677	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $110.00 exceeds tolerance of $108.00. Sufficient or excess cure was provided to the borrower. (7564)					Reviewer Comment (2023-01-26): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 10:28:33 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002351	27781313	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	The only Closing Disclosure provided is dated XX/XX/XXXXsame as the consummation date.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002351	27781314	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-194.00. (9300)	The lender credit was reduced on the Loan Estimate dated XX/XX/XXXXnd a valid change in circumstance was not provided. A cure of $194 was not reflected on the Final Closing Disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002348	27702455	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Verification of appraisal delivery to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002348	27702461	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Verification of appraisal Delivery to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002350	27781057	XXXX	XX/XX/XXXX 6:47:30 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002350	27781193	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	The closing disclosure dated XX/XX/XXXX was not provided to the borrower at least three business days prior to closing on XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002350	27781194	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	The loan estimate provided on 06-14-2017 was not signed or dated, to verify if the borrower received the document at least four business days prior to closing on XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002350	27781235	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $212.75 exceeds tolerance of $203.00. Insufficient or no cure was provided to the borrower. (7200)	The zero percent Tolerance Fee for the loan discount points fee disclosed on the loan estimate at $203, however, it is indicated on the final closing disclosure in the amount of $212.75. There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002350	27781236	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $212.75 exceeds tolerance of $203.00. Insufficient or no cure was provided to the borrower. (7335)	The zero percent Tolerance Fee for the rate lock fee disclosed on the loan estimate at $203, however, it is indicated on the final closing disclosure in the amount of $212.75. There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002350	27781237	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $385.00. Insufficient or no cure was provided to the borrower. (7506)	The zero percent Tolerance Fee for the appraisal fee disclosed on the loan estimate at $385, however, it is indicated on the final closing disclosure in the amount of $525. There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002350	27781238	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The zero percent Tolerance Fee for the appraisal re-inspection fee was not disclosed. However, it is indicated on the final closing disclosure in the amount of $150. There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002357	27709507	XXXX	XX/XX/XXXX 11:20:02 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002357	27710012	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002357	27710019	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed finance charges are $208386.10. Due diligence finance charges are $208513.44. There is a variance of $124.34.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002357	27710020	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,221.00 exceeds tolerance of $992.00 plus 10% or $1,091.20. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2023-01-25): Sufficient Cure Provided At Closing		XX/XX/XXXX 1:06:36 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002357	27710074	XXXX	XX/XX/XXXX 11:20:02 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXXX								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002354	27701474	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	The file did not contain documentation verifying the borrower received a copy of the appraisal within 3 business days prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002354	27701476	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $290.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7713)	The Pest Inspection was disclosed on the LE under "Other" with a tolerance of $125, but disclosed in the wrong section as $290.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002354	27701632	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002333	27781292	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $6,471.34 may be required.	Loan Estimate not provided								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002333	27781412	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002333	27781755	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Right to Receive a Copy of the Appraisal disclosure not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good faith redisclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002333	27782681	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Statement, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002333	27782782	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Proof of appraisal delivery within 3 business days prior to consummation, not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002333	27782819	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	The initial closing disclosure not provided. Closing disclosure issuedXX/XX/XXXXcontains a signature from the borrower ofXX/XX/XXXXwhich is the Note date.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002333	27849344	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002328	27712543	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $141.00 exceeds tolerance of $100.00 plus 10% or $110.00. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2023-01-25): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:30:02 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002328	27712545	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2023-01-25): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:30:02 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002332	27781141	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	There is no proof in file that the appraisal was provided to the borrower								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002332	27781180	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002339	27819646	XXXX	XX/XX/XXXX 7:27:20 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		AUS in file reflects a FICO midscore of XXX. Most recent credit report in file reflects XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002339	27819816	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The credit report referenced by the AUS is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002339	27819817	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,096.42 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,979.00. (9300)	Lender Credit was last disclosed as $-2,979.00 on LE but disclosed as $-2,096.42 on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002339	27819818	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Loan Estimate dated XX/XX/XXXX was presumed to have been received by the borrower on XX/XX/XXXX which is less than four business days before closing date of XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002339	27819819	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Loan Estimate dated XX/XX/XXXX was presumed to have been received by the borrower on XX/XX/XXXX which is less than four business days before closing date of XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002339	27819836	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,839.59 exceeds tolerance of $838.00 plus 10% or $921.80. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fees were last disclosed as $838.00 but disclosed as $1,839.59 on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002339	27819838	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7559)	Subordination Fee was last disclosed as $0.00 on LE but disclosed as $200.00 on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002339	27819861	XXXX	XX/XX/XXXX 7:27:20 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	AUS Findings: Representative FICO score discrepancy.	Representative FICO score of XXX is less than AUS representative FICO score of XXX.									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002335	27784726	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Verification appraisal was delivered to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002335	27784732	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002335	27784753	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002335	27784822	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $415.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $415.00. Sufficient cure was provided to the borrower at Closing in the amount of $110.00.				Reviewer Comment (2023-02-02): Sufficient Cure Provided At Closing		XX/XX/XXXX 1:31:11 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002342	27709580	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXXX								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002342	27709590	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX HOA Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002334	27782456	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	No evidence that borrower was provided a copy of the appraisal report 3 business days prior to closing onXX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002334	27782457	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)	Closing Disclosure did not disclose an issue date.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good Faith Redisclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002334	27782458	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.	Final Closing Disclosure was issued onXX/XX/XXXX signed on same date. Borrower was not provided disclosure at least 3 business day prior to closing date ofXX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TRID timing exception, no remediation available.	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002316	27708686	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B	A	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002316	27708705	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Right to Receive a Copy" appraisal disclosure to consumer was not provide								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B	A	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002316	27708706	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Notice of Special Flood Hazard Disclosure was not provided by the creditor within a reasonable time prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B	A	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002316	27786427	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B	A	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002320	27761795	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002320	27761797	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Missing initial CD.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002319	27779625	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Verification appraisal was delivered to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002319	27779833	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002319	27780070	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Finance Charge disclosed is $164,788.79. Calculated finance charge is $165,383.79. Variance of -$595.00. Missing final itemization of prepaid finance charges to determine cause of underdisclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002324	27715541	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Missing evidence the borrower received the appraisal at least three (3) business days prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002324	27715542	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	H-8 Form must be used as lender is not the same as originating lender.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002318	27763963	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002318	27764115	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002318	27764274	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002318	27764308	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Verification appraisal was delivered to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002318	27787125	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/11869750)	Loan file is missing VOE and is waterfalling to ATR/QM standard requirements.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002318	27787126	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The Originator Loan Designation is Temporary SHQM. However, the loan is missing VOE which resulted in a Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002318	27787127	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing VOE for current employer dated within 10 business days of Note date.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002315	27711950	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Right to receive a copy of appraisal was provided and signed by borrower onXX/XX/XXXXame date as closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002315	27731495	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Statement									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Purchase		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002024	27779281	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002024	27779284	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002024	27779338	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002024	27779339	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002024	27779340	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002024	27779341	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7325)	Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2023-02-02): Sufficient Cure Provided At Closing		XX/XX/XXXX 7:19:41 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002024	27779342	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $50.00 exceeds tolerance of $40.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $50.00 exceeds tolerance of $40.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2023-02-02): Sufficient Cure Provided At Closing		XX/XX/XXXX 7:19:41 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002024	27779457	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the VVOE within 10 business days of Note is missing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002024	27779525	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The verification of employment is not within 10 business days of the Note.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002314	27708094	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002314	27708185	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $140.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75174)	Survey Fee $140.00 added on Final Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002314	27709335	XXXX	XX/XX/XXXX 11:20:02 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Documented qualifying assets in the amount of $XXX is less than calculated cash for closing in the amount of $XXX. There is a variance of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002314	27709430	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Sufficient Asset documentation is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002314	27709445	XXXX	XX/XX/XXXX 11:20:02 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Sufficient Asset documentation is missing from the file.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002022	27705249	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Verification appraisal was delivered to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002022	27705400	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $1,539.02 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,131.00. (9300)	No valid change in circumstance for this fee increase								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002022	27705401	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Loan estimate not electronically provided to borrower at least 4 business days prior closing								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002022	27705403	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $190.00 exceeds tolerance of $149.00 plus 10% or $163.90. Insufficient or no cure was provided to the borrower. (0)	No valid change in circumstance for fee increase								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002023	27765428	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee. Fee Amount of $210.00 exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7517)					Reviewer Comment (2023-02-01): Sufficient Cure Provided At Closing		XX/XX/XXXX 3:44:18 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002023	27765434	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Valuation was not provided to the borrower within 3 business days of consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002023	27765464	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $188,440.63. Due Diligence Finance Charges are $188,580.63. There is a variance of $140.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002313	27711156	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Theres a coverage shortfall of $XXXX								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002021	27705884	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Closing discrepancy.	Documented qualifying Assets of $XXXX is less than AUS Available for Closing of $XXXX.	Missing evidence of $XXX in gift funds as reflected on AUS.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002021	27705889	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Missing evidence of $XXX in gift funds as reflected on AUS.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002021	27705915	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.	Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.	Missing evidence of $XXX in gift funds as reflected on AUS.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002021	27705952	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002021	27705954	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The evidence of $XXX in gift funds s missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002021	27705955	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002021	27705957	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $107.00 exceeds tolerance of $5.00. Insufficient or no cure was provided to the borrower. (7520)	Missing a valid Change of Circumstance for the increase in Credit Report Fee. A cure of $32.00 was provided but is not sufficient to cure the $102.00 fee tolerance.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002021	27705963	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Missing evidence of $XXX in gift funds as reflected on AUS.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002028	27761672	XXXX	XX/XX/XXXX 7:37:53 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		XXXX XXXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.”								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002028	27762012	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002028	27762041	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	Seller paid fees not included on final closing disclosure and a Seller CD was not provided for review								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002028	27762043	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	The only CD provided is from closing XX/XX/XXXX								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002013	27700565	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Originator Company Not Licensed at time of Application	Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002013	27700567	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002013	27700568	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002013	27700569	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2100117)	Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002013	27700666	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Revised Loan Estimate provided on XX/XX/XXXX was not received by borrower at least business 3 days prior to closing								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002013	27700738	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	The escrow amount of $XXX on XX/XX/XXXX,does not match the escrow amount on the final disclosure of $XXX.				Reviewer Comment (2023-01-24): Sufficient Cure Provided At Closing		XX/XX/XXXX 1:57:27 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002017	27760316	XXXX	XX/XX/XXXX 7:37:53 PM	Property	Collateral	General	Appraisal Reconciliation	Subject is not in average or better condition.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX Property Condition: C5	BPO indicates the property is C5 condition however there are no recommended repairs.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002017	27760423	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Missing evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002017	27760424	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $109,207.83 is under disclosed by $1,246.89 compared to the calculated Finance Charge of $110,454.72 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $109,207.83. Due Diligence Finance Charges are $110,454.72. There is a variance of $1,246.89.				Reviewer Comment (2024-02-19): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)				3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002017	27760425	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Closing Disclosure dated XX/XX/XXXX was not provided to Borrower(s) at least three (3) business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002017	27760427	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,603.13 exceeds tolerance of $356.00. Insufficient or no cure was provided to the borrower. (7200)	Missing a valid Change of Circumstance for the increase in Loan Discount Points. Cure provided is not sufficient to cover fee tolerance.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002017	27760428	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $525.00. Insufficient or no cure was provided to the borrower. (7506)	Missing a valid Change of Circumstance for the increase in the Appraisal Fee Cure provided is not sufficient to cover fee tolerance.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002016	27761674	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Documentations acknowledging receipt of appraisal within 3 business days from closing not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002016	27761675	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002016	27761676	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	State Compliance	State Late Charge	Mississippi Late Charge Percent and Amount Testing > $100,000	Mississippi Late Charge: Note late charge of XX% exceeds state maximum of 4% or $5, whichever is greater.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002016	27761677	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-500.00. (9300)	Final Lender Credit of $0 is less than amount of binding Lender Credit previously disclosed in the amount of -$500. No cure was provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002016	27761678	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $751.00 exceeds tolerance of $608.00 plus 10% or $668.80. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee increased from baseline of $668 to $751 with no valid COC or cure provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002016	27761679	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,800.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Fee increased from baseline of $0 to $1800 with no valid COC or cure provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002016	27761680	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $600.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower. (7325)	Loan Origination Fee increased from baseline of $500 to $600 with no valid COC or cure provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002011	27705060	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002011	27705407	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002011	27705422	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX W-2 (2016)									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002011	27705481	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002011	27705483	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002011	27705493	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Missing evidence the borrower received a copy of each valuation at least three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002011	27705494	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $117.75 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2023-01-25): Sufficient Cure Provided At Closing		XX/XX/XXXX 7:33:20 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002011	27705500	XXXX	XX/XX/XXXX 9:26:34 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing the 2016 W-2 for B2 as required per AUS.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002011	27705514	XXXX	XX/XX/XXXX 9:26:34 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The 2016 W-2 for B2 is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002312	27697400	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $175.00 plus 10% or $192.50. Insufficient or no cure was provided to the borrower. (0)	10% tolerance was exceeded by $175.00 plus 10% or $192.50 due to addition of Recording Fee Total. No valid COC provided; cure provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002312	27697402	XXXX	XX/XX/XXXX 8:53:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77137)	Property Inspection Fee was last disclosed as $0.00 on LE but disclosed as $100.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002012	27699722	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Final CD Page 5 Non-Escrowed Property Costs over Year 1 of $XXX is not accurate, per documents should be $XXX								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002012	27699777	XXXX	XX/XX/XXXX 10:16:46 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance has a short fall of $XXXX								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002012	27699843	XXXX	XX/XX/XXXX 10:16:46 PM	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002018	27760216	XXXX	XX/XX/XXXX 7:27:50 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002018	27760217	XXXX	XX/XX/XXXX 7:27:50 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002018	27761303	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Evidence of borrower's receipt of a copy of the appraisal within 3 business days of closing was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002018	27761304	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002018	27761358	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Final Closing Disclosure disclosed the amount of Escrowed Property Costs over Year 1 as $XXX. Verified property costs over year 1 are $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002018	27761359	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2105826)	Final Closing Disclosure dated XX/XX/XXXX disclosed the escrow payment for payment stream 1 as $XXX. Verified escrow payments are $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002018	27761360	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2105827)	Final Closing Disclosure dated XX/XX/XXXX disclosed the escrow payment for payment stream 2 as $XXX. Verified escrow payments are $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002018	27761361	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Final Closing Disclosure dated XX/XX/XXXX disclosed the Monthly Escrow Payment on page 4 as $XXX. Verified monthly escrow payments are $XXX.				Reviewer Comment (2023-02-01): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:00:36 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002018	27761362	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Evidence of borrower's receipt of the Final Closing Disclosure dated XX/XX/XXXX at least 3 business days prior to closing was not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002005	27761016	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	The file did not contain documentation verifying the borrower received a copy of the appraisal within 3 business days prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002005	27761017	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The AUS with the correct loan amount is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002005	27761019	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Loan was AUS approved with a DTI of XXXX%, but the AUS has the wrong loan amount and is waterfalling to ATR/QM standard DTI requirement of maximum XXXX%.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002005	27761020	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002005	27761021	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $570.00 exceeds tolerance of $569.00. Insufficient or no cure was provided to the borrower. (7325)	Loan Origination Fee was last disclosed as $562.50 on LE but disclosed as $570.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002005	27761043	XXXX	XX/XX/XXXX 7:37:53 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	AUS Findings: Loan amount discrepancy.	Note loan amount of $XXX exceeds AUS loan amount of $XXX.	Loan amount on most recent AUS $XXX however the loan was closed with an amount of $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002006	27813949	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002006	27813950	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $362.00 exceeds tolerance of $309.00 plus 10% or $339.90. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2023-02-03): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:59:10 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002006	27813985	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001994	27814163	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	There are two preliminary CD's for Date Issued XXXX. The Loan Calculation section was not completed on one copy therefore reflecting the APR as blank and page 5 was missing on the other copy. Based on this, the APR increased from XXXX% to XX% of which was not provided at least 3 business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TRID timing exception, no remediation available.	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001994	27814240	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-206.25 is less than amount of binding Lender Credit previously disclosed in the amount of $-213.00. (9300)	The lender credit decreased from the initial LE from $213 to the subsequent LE to $206.25. Although there was a decrease in the mortgage amount, a Change of Circumstance to the borrower was not found indicating the reduction of the lender credit. This requires a tolerance cure in the amount of $6.75 for this 0% fee.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001994	27814243	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	There was no documentation found to verify the borrower was provided with a copy of the appraisal at least three business days prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002001	27708552	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002001	27708553	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002001	27708554	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Home Loan (Ability to Repay not Verified)	Colorado Home Loan (HB1322): File does not contain evidence that broker performed an analysis of borrower’s ability to repay based on verified income, obligations, assets, and/or employment.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002001	27708555	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $100.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Fee increased due to co borrower, cure was provided to borrower at closing in the amount of $50.00.				Reviewer Comment (2023-01-25): Sufficient Cure Provided At Closing		XX/XX/XXXX 11:14:48 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001998	27719989	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,834.00 exceeds tolerance of $1,585.00 plus 10% or $1,743.50. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2023-01-26): Sufficient Cure Provided At Closing		XX/XX/XXXX 11:53:12 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001999	27723047	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001991	27716752	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Copy of Appraisal was not provided to the borrower 3 business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001991	27716768	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	Flood	Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone	Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001991	27716942	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $525.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee amount of $625.00 exceeds tolerance of $525.00. Sufficient cure was provided on the Final Closing Disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001991	27716956	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-689.52 is less than amount of binding Lender Credit previously disclosed in the amount of $-738.00. (9300)	Final Lender Credit is less than Lender Credit previously disclosed. Sufficient cure was not provided to the Borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001987	27716198	XXXX	XX/XX/XXXX 11:20:02 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXXX								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001993	27816189	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Appraisal acknowledgement receipt was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001993	27816194	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001993	27816195	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)	All CD's provided are missing the issue dates.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good Faith Redisclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001993	27816196	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)	All CD's provided are missing the issue dates.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good Faith Redisclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001993	27816197	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)	All CD's provided are missing the issue dates.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good Faith Redisclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001993	27816199	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Final CD XX/XX/XXXX page 4 Escrowed Property Costs over Year 1 of $XXXX is inaccurate, per documents in file should be $XXXX								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001993	27816200	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2105646)	Final CD escrow payment for payment stream 1 is inaccurate $XXX , per documents in file should be $XXX								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001993	27816201	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2105647)	Final CD escrow payment for payment stream 2 is inaccurate $XXX , per documents in file should be $XXX								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001993	27816203	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Final CD Monthly Escrow Payment is inaccurate $XXX , per documents in file should be $XXX				Reviewer Comment (2023-02-03): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:56:08 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001993	27816204	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Initial CD is missing issue date.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001993	27816205	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Interim CD is missing issue date.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TRID timing exception, no remediation available.	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001993	27880360	XXXX	XX/XX/XXXX 8:10:59 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address:XXXX XXXX, Address: XXXX XXXX Tax Verification Tax Verification Tax Verification Tax Verification Tax Verification Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001995	27761207	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	The acknowledgement signed by the Borrower at closing stating they received a copy of the appraisal at least three days prior to closing is missing from the loan file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001995	27761208	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001995	27761209	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	The Initial Closing Disclosure acknowledged by Borrower at least three days prior to closing is missing from the loan file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001995	27761210	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $543.45 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	The Extension fee listed on the Final Signed Closing disclosure is $543.45. However, the tolerance cure listed was $529.79. The Tolerance cure is shorted by $13.66.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001978	27716790	XXXX	XX/XX/XXXX 11:20:02 PM	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Primary Appraisal was completed after the final loan approval.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	AUS was approved with a value of $XXX and the Appraisal came in higher at $XXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001978	27716910	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Missing evidence the borrower received a copy of each valuation at least three (3) business days prior to consummation								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001978	27716911	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8001978	27716912	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXXX or XX% ).	Qualified Mortgage Breakdown discloses the par rate, but the undiscounted interest rate price is missing.	3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase	If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
																															c) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8001978	27716914	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)	Missing e-sign agreement.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001978	27716916	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,467.30 exceeds tolerance of $1,361.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (2023-01-26): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:20:36 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8001978	27716932	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Loan was AUS approved with a DTI of XXXX%, but the loan is failing QM Points & Fees and is waterfalling to ATR/QM standard DTI requirement of maximum XXXX%.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001981	27765507	XXXX	XX/XX/XXXX 7:44:17 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Copy of Appraisal was not provided 3 business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001981	27765512	XXXX	XX/XX/XXXX 7:44:17 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Final Closing Disclosure was not provided to Borrower(s) at least three (3) business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002010	27753722	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002010	27755651	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002010	27755652	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002010	27755653	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002010	27755654	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $145,874.83. Due Diligence Finance Charges are $146,425.76. There is a variance of $550.93.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002010	27755655	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-522.33 is less than amount of binding Lender Credit previously disclosed in the amount of $-529.00. (9300)	Lender credit initially disclosed is $-529. The Lender credit on the final CD is $-522.33.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002010	27755656	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $847.00 exceeds tolerance of $744.00 plus 10% or $818.40. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2023-01-31): Sufficient Cure Provided At Closing		XX/XX/XXXX 2:49:41 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001972	27717284	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001972	27717307	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	There are no seller paid fees listed on the final closing disclosure and the seller's closing disclosure is missing from the file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001972	27718064	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $475.00. Insufficient or no cure was provided to the borrower. (7506)	$973 lender credit included to cover the increase in closing costs above the legal limit.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001972	27718065	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $873.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7591)	$973 lender credit included to cover the increase in closing cost above the legal limit.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001972	27718066	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $800.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77169)	Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee without a valid changed circumstance or sufficient cure. Fee Amount of $800.00 exceeds tolerance of $0.00.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001972	27718067	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $35.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7724)	Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Feewithout a valid changed circumstance or sufficient cure. Fee Amount of $35.00 exceeds tolerance of $0.00.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002025	27814688	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Missing evidence that borrower was provided a copy of appraisal report within 3 business days prior to closing on XX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002025	27814689	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002025	27814690	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Final Closing Disclosure dated XX/XX/XXXX was not provided to borrower at least 3 business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002025	27814691	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,796.70 exceeds tolerance of $2,124.00 plus 10% or $2,336.40. Sufficient or excess cure was provided to the borrower. (0)					Reviewer Comment (2023-02-03): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 12:06:25 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002025	27814692	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $539.38 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7349)					Reviewer Comment (2023-02-03): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 12:06:25 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002025	27814693	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $1,122.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7561)					Reviewer Comment (2023-02-03): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 12:06:25 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002025	27814752	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $270,207.84. Due Diligence Finance Charges are $270,257.54. There is a variance of $49.70.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001973	27716733	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001973	27716738	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	TRID Initial Closing Disclosure Timing without Waiver								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001973	27716749	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $425.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2023-01-26): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:04:47 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001973	27716788	XXXX	XX/XX/XXXX 10:16:46 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Lease Agreement, Statement, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001988	27718224	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001984	27779884	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001984	27780065	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Borrower's acknowledgement of appraisal receipt at least 3 business days prior to closing is missing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001984	27780068	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Initial closing disclosure is provided to the borrower on XX/XX/XXXX, less than 3 business days before closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001984	27780142	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $56,496.79. Due Diligence Finance Charges are $56,623.69. There is a variance of -$126.90.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001984	27781358	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $666.00 exceeds tolerance of $546.00. Sufficient or excess cure was provided to the borrower at Closing. (7349)					Reviewer Comment (2023-02-02): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:10:34 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001974	27718976	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (FinXX/XX/XXXX)	Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed = $178,890.78. The actual amount finance = $178,912.28 with a variance of $21.50.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001974	27718977	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Final Closing Disclosure provided on XX/XX/XXXX disclosed Finance Charge on page 5 = $155,628.69. The actual Finance Charge = $156,605.57 with a variance of $976.88.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001974	27718978	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 = $XXX . The actual payment = $XXX with a variance of $976.88.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001980	27781914	XXXX	XX/XX/XXXX 6:43:23 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001980	27789234	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Missing evidence the borrower received a copy of the valuation at least three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001980	27789235	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001980	27789236	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Missing evidence the borrower received the Closing Disclosure dated XX/XX/XXXX at least three (3) business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001967	27765268	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Borrower Acknowledgement of Receipt of Appraisal was not provided. Date aprraisal sent to the borrower was not in the file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001967	27765270	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Calculated Finance Charge of $65,434.64. Disclosed Finance charge of $65,227.33. Variance of $207.31.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001967	27765271	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Earliest CD in file was issued on XX/XX/XXXX. Closing Date was XX/XX/XXXX. Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002000	27717253	XXXX	XX/XX/XXXX 11:20:02 PM	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001966	27779913	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Missing evidence of delivery and receipt of the appraisal.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001966	27779917	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001966	27780010	XXXX	XX/XX/XXXX 7:27:50 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001963	27707698	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	RESPA Disclosure - List of Homeownership Counseling List Status								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001963	27707746	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001963	27707756	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001963	27707769	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,069.00 exceeds tolerance of $1,131.00 plus 10% or $1,244.10. Insufficient or no cure was provided to the borrower. (0)	Missing a valid changed circumstance. No cure was provided to the borrower at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001963	27707906	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $7.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7579)	Missing a valid changed circumstance. No cure was provided to the borrower at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001964	27717771	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The right to receive copy of appraisal is datedXX/XX/XXXXhich is dated greater than 3 days past Borrowers application date ofXX/XX/XXXXand has not been signed by the Borrower.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001964	27717772	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The Home Ownership Counseling Organizations is datedXX/XX/XXXXhich is dated greater than 3 days past Borrowers application date ofXX/XX/XXXX								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001964	27717773	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	The Closing Disclosure datedXX/XX/XXXXas not been signed by the borrower. Missing proof in file that CD was received 3 days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001964	27717774	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)	The LE datedXX/XX/XXXXas not been signed by the borrower. Missing proof in file that the LE was received 3 days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001964	27717775	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	The revised LE datedXX/XX/XXXXas not been signed by the borrower. Missing proof in file that LE was received 3 days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001964	27717842	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,565.00 exceeds tolerance of $1,867.00 plus 10% or $2,053.70. Insufficient or no cure was provided to the borrower. (0)	The Title fees increased from $1,867.00 to $2,565.00 without a valid change of circumstance or evidence of cure provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001965	27782346	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001965	27782347	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $34.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (2023-02-02): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:20:22 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001952	27783177	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)	Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good Faith Redisclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001952	27783178	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)	Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good Faith Redisclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001952	27783179	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)	Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good Faith Redisclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001952	27783181	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $750.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $750.00 exceeds tolerance of $0.00. no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001952	27783182	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001952	27783183	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee. Fee Amount of $35.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7778)	Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee. Fee Amount of $35.00 exceeds tolerance of $0.00. no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001952	27783252	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001952	27783253	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $72,815.19 is under disclosed by $615.00 compared to the calculated Finance Charge of $73,430.19 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $72,815.19. Calculated Finance Charges are $73,430.19. There is a variance of -$615.				Reviewer Comment (2024-02-19): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)				3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001952	27783254	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)	Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001952	27783255	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TRID timing exception, no remediation available.	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001960	27783814	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001960	27783823	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Copy of Appraisal was not provided 3 business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001960	27783906	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $444.00 exceeds tolerance of $231.00 plus 10% or $254.10. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2023-02-02): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:15:15 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001960	27783939	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $80.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)					Reviewer Comment (2023-02-02): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:17:16 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001960	27783983	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Missing Initial Closing Disclosure								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002308	27721760	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TILA	Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002308	27721919	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $715.00 exceeds tolerance of $560.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee and no cure was provided to the borrower				Reviewer Comment (2023-01-26): Sufficient Cure Provided At Closing		XX/XX/XXXX 2:34:27 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002308	27722144	XXXX	XX/XX/XXXX 9:23:35 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002308	27751042	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001950	27716610	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001950	27716611	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001950	27716766	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Final Closing Disclosure reflects a monthly Property Taxes payment of $XXX . Using the Tax Certificate in file, the total annual taxes are $XXX , calculating to $XXX monthly.				Reviewer Comment (2023-01-26): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:07:20 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001950	27716767	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Initial Closing Disclosure datedXX/XX/XXXX was not deemed received by the borrower untilXX/XX/XXXX and the note date isXX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001950	27716774	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Final Closing Disclosure reflects a Total of Payments value of $XXX . Calculated Total of Payments value is $XXX . This is a variance of $20.23.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002307	27725510	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002307	27725511	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 195.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 195.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001951	27813007	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	No evidence in file showing borrower ever received copy of appraisal.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001951	27813009	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001951	27813010	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)	Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good Faith Redisclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001951	27813117	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001951	27813118	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)	Initial escrow account monthly escrow $XXX . Final CD monthly escrow on page 5 $XXX .								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001948	27781157	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001948	27782085	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		VVOE is not within 10 days of the Note								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001948	27782086	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001948	27782087	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001948	27782291	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001948	27782300	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		VVOE is not within 10 days of the Note per the DU AUS								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001948	27782403	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001948	27782404	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001948	27782405	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001948	27782489	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/11870024)	The VVOE is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001948	27782490	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Lender did not provide a copy of each valuation to applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001948	27782491	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good faith redisclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001948	27782492	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The VVOE dated within 10 business day of the note date is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001948	27782493	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001948	27782494	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001948	27782495	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $4,176.96 may be required.	File is missing all LE's								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001949	27729787	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001949	27729861	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $42.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7580)					Reviewer Comment (2023-01-27): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 1:39:01 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001949	27729862	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $0.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (8304)					Reviewer Comment (2023-01-27): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 1:39:01 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001949	27730288	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001949	27730289	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001949	27730290	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Missing initial 1003, UTD application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001949	27730291	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely)	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001944	27759717	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001944	27759718	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Good faith redisclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001944	27759719	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001944	27759720	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001944	27759721	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,946.91 may be required.	Loan Estimate not provided within loan images to evidence delivery to the Borrower. The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,946.91 may be required.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001945	27759918	XXXX	XX/XX/XXXX 7:37:53 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001945	27760001	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Missing evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001945	27760002	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001945	27760003	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001945	27760004	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $106,274.30. Due Diligence Finance Charges are $106,542.82. There is a variance of $268.52.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001945	27760005	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Missing evidence the borrower received the Closing Disclosure at least three (3) business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001945	27760007	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $403.51 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7349)					Reviewer Comment (2023-02-01): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:25:44 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001945	27760008	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $145.00 exceeds tolerance of $135.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)					Reviewer Comment (2023-02-01): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:25:44 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002305	27717854	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	The loan file does not document that the Borrower received a copy of the appraisal 3 day prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002305	27717855	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	The loan file does not document that a Closing Disclosure was provided at least 3 business days prior to closing as initial LE was sent on XX/XX/XXXX and closing date was XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002305	27717856	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $275.00 exceeds tolerance of $175.00 plus 10% or $192.50. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $275.00 exceeds tolerance of $175.00 plus 10% or $192.50. The was an appraisal re inspection fee of $XXX listed on the closing disclosure dated 05.28.2016 that was not disclosed previously on the prior LEs. Insufficient or no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002305	27717857	XXXX	XX/XX/XXXX 11:20:02 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Ten Percent Fee Tolerance exceeded. Total amount of $275.00 exceeds tolerance of $175.00 plus 10% or $192.50. The was an appraisal re inspection fee of $XXX listed on the closing disclosure dated 05.28.2016 that was not disclosed previously on the prior LEs. Insufficient or no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002305	27717881	XXXX	XX/XX/XXXX 11:20:02 PM	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002306	27755867	XXXX	XX/XX/XXXX 9:23:35 PM	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002306	27755891	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,021.72 exceeds tolerance of $1,822.00. Insufficient or no cure was provided to the borrower. (7200)	A valid change of circumstance has not been provided to support fee increase causing tolerance.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001935	27759837	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001935	27759838	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001935	27759839	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $431.25 exceeds tolerance of $429.00. Sufficient or excess cure was provided to the borrower. (7200)					Reviewer Comment (2023-02-01): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 8:09:36 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001935	27759840	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $862.50 exceeds tolerance of $857.00. Sufficient or excess cure was provided to the borrower. (7325)					Reviewer Comment (2023-02-01): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 8:09:36 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001935	27759841	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee. Fee Amount of $3.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75229)					Reviewer Comment (2023-02-01): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 8:09:36 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001935	27759842	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $138.85 exceeds tolerance of $114.00. Sufficient or excess cure was provided to the borrower. (7564)					Reviewer Comment (2023-02-01): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 8:09:36 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001935	27759855	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Provide evidence the Closing Disclosure dated XX/XX/XXXX was provided to Borrower(s) at least three (3) business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001941	27723197	XXXX	XX/XX/XXXX 8:59:47 PM	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Primary Appraisal was completed after the final loan approval.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The final AUS is missing from the loan file that matches the appraisal value.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001941	27726366	XXXX	XX/XX/XXXX 8:59:47 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001941	27726693	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Irregular Transaction	TILA-RESPA Integrated Disclosure - Loan Calculations: APR of XX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XX% outside of 0.250% tolerance. (FinXX/XX/XXXX)	APR of XX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XX% outside of 0.250% tolerance								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001941	27726694	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Closing disclosure provided to borrower on the XX/XX/XXXX was not signed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001941	27726722	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Appraiser waiver provided to borrower onXX/XX/XXXX was signed by borrower onXX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001941	27726793	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	ARM disclosure provided to borrower on XX/XX/XXXX was signed by borrower on the same date as it was provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001941	27726794	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001941	27727050	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,074.50 exceeds tolerance of $938.00 plus 10% or $1,031.80. Sufficient or excess cure was provided to the borrower at Closing. (0)	Fee change with no cure provided to borrower or change of circumstance in file.				Reviewer Comment (2023-01-27): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:29:40 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001941	27727198	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed finance charges are $ 337,846.57. Due diligence finance charges are $230,263.52. There is a variance of $107,583.05.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001941	27727652	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Total of payments as disclosed on page 5 of closing disclosure is correctly entered.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001941	27861469	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The AUS approval value and LTV do not match up to the appraisal value in the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001941	27861495	XXXX	XX/XX/XXXX 8:59:47 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The AUS approval value and LTV do not match up to the appraisal value in the file. The file is missing the final AUS approval matching the terms of how the loan closed.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001938	27813072	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Evidence of borrower's receipt of the appraisal was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001938	27813073	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001938	27813077	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)	The initial escrow payment on page 2 was $4378.18, however page 4 of the CD shows the initial payment was $3758.22.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001938	27813078	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,826.25 exceeds tolerance of $926.00 plus 10% or $1,018.60. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2023-02-03): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:51:28 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001938	27813079	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $1,672.00 exceeds tolerance of $1,658.00. Sufficient or excess cure was provided to the borrower at Closing. (7325)					Reviewer Comment (2023-02-03): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:51:28 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001938	27813080	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $418.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7349)					Reviewer Comment (2023-02-03): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:51:28 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001938	27813081	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,003.50 exceeds tolerance of $995.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (2023-02-03): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:51:28 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001938	27813082	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001938	27813104	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	The Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge with a variance of $439.24								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001938	27813105	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	The monthly escrow payment disclosed on the final closing disclosure page 4 does not match the monthly escrow payment of this loan				Reviewer Comment (2023-02-03): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:53:37 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001936	27759788	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,815.00 exceeds tolerance of $1,242.00 plus 10% or $1,366.20. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2023-02-01): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:04:24 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001936	27759789	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $167.44 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7349)					Reviewer Comment (2023-02-01): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:04:24 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001936	27759790	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)					Reviewer Comment (2023-02-01): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:04:24 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001936	27759800	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001936	27759929	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	Seller paid fees disclosed on the Borrower's CD are $0. The Seller paid fees on the Seller's CD are not included due to the missing seller's closing disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001936	27760058	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	The borrower's acknowledgement of appraisal receipt 3 business days prior to closing is missing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001936	27760211	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $104,008.97. Due Diligence Finance Charges are $104176.41. There is a variance of -$167.44.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001936	27760242	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	The closing disclosure provided was issued onXX/XX/XXXX, less than 3 business days prior to the closing date ofXX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001937	27761493	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Verification that appraisal was delivered to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001937	27761494	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001937	27761495	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001937	27761612	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Initial CD was provided on XX/XX/XXXX, this was not within 3 days of closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001937	27761613	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,151.36 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points were added on 04/16 in the amount of $3,151.36, no change of circumstance or cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001937	27761614	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,575.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	An Extenstion were added on 04/16 in the amount of $1,575.00 no change of circumstance or cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001937	27761715	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $200,604.17 is under disclosed by $776.11 compared to the calculated Finance Charge of $201,380.28 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	On XXXX finance charge was disclosed as $201,380.28 and on CD dated 05/10 was disclosed as $200,604.17. This a difference of $776.11.				Reviewer Comment (2024-02-19): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)				3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001929	27762001	XXXX	XX/XX/XXXX 7:37:53 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Statement, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001929	27762295	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Provide evidence that a copy of the valuation was issued to the borrower at least three business days before consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001929	27762296	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001929	27762297	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Only Closing Disclosure in file is dated XX/XX/XXXX which is the day of closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001924	27717679	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001924	27717843	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		No AUS in file.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001924	27718226	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001924	27720297	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001924	27720397	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bankruptcy Documents not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001924	27720434	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001924	27720435	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The Originator Loan Designation is Temp SHQM. However, the loan is missing AUS which resulted in a Due Diligence Loan Designation of Safe Harbor QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001924	27720468	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)	No evidence in file borrower received loan estimate within three days of application.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001924	27720469	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	No evidence in file borrower was provided a revised loan estimate at least for days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001924	27720480	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001924	27720573	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $45.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	Tax service fee of $45.00 exceeds tolerance of $0.00 with no sufficient cure to borrower.				Reviewer Comment (2023-01-26): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:37:54 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002303	27730626	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	File is missing a copy of the seller CD.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001922	27724625	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date XX/XX/XXXX, Note Date XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001922	27724637	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001922	27724785	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001922	27724813	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Notice of special flood hazard insurance not provided within a reasonable time frame of before the note								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001922	27724814	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	Seller paid fee of 15940.26 was not disclosed on the final closing disclosure								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002302	27725087	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001975	27760996	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001975	27761845	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001975	27761846	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001975	27761875	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001975	27761876	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Loan is missing Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001975	27761877	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,312.50 exceeds tolerance of $1,200.00. Insufficient or no cure was provided to the borrower. (7200)	Discount Points Fee Amount of $1,312.50 exceeds tolerance of $1,200.00. Insufficient or no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001975	27761878	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $610.00 exceeds tolerance of $510.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee Amount of $610.00 exceeds tolerance of $510.00. Insufficient or no cure was provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001918	27815539	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001918	27817566	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $142.23 exceeds tolerance of $100.00 plus 10% or $110.00. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2023-02-03): Sufficient Cure Provided At Closing		XX/XX/XXXX 1:40:26 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001918	27817567	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $325.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (2023-02-03): Sufficient Cure Provided At Closing		XX/XX/XXXX 1:40:26 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001918	27854254	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001918	27854255	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001918	27854260	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Initial executed 1003 was not provided in the loan file								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001923	27743068	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001923	27743081	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001923	27743125	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001923	27743709	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001913	27813197	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001913	27813198	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001913	27813199	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	There is no evidence of an earlier disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001913	27813237	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	There is no evidence that the appraisal was delivered.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001913	27813238	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	There is no evidence that the appraisal was delivered.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002299	27725334	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Date the initial Closing Disclosure was provided is missing on file								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002299	27725335	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-196.93 is less than amount of binding Lender Credit previously disclosed in the amount of $-202.00. (9300)	Lender credits of $-202.00 included cure amount of $5 and that changed the amount to $-196.93 with no changed circumstance provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002299	27727022	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Non-escrowed property costs should have been disclosed, and were not.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002299	27727023	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)	Property costs associated with the property were not disclosed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002299	27729070	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Loan designation discrepancy due to short reserves. Available reserves $XXXX and AUS requires $XXXX								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002299	27729076	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.	Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX.	Available reserves $XXXX and AUS requires $XXXX								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002299	27729077	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Available reserves $XXXX and AUS requires $XXXX								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001907	27766081	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001907	27766083	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001907	27766084	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lenders Coverage Premium. Fee Amount of $677.00 exceeds tolerance of $576.00. Sufficient or excess cure was provided to the borrower at Closing. (75244)					Reviewer Comment (2023-02-01): Sufficient Cure Provided At Closing		XX/XX/XXXX 5:16:34 PM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001907	27766085	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001907	27766086	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001907	27766091	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Evidence of delivery of appraisal not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001907	27766092	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)	Initial Escrow Payment at closing disclosed in Section G on p. 2 of the final CD is $XXX ; amount disclosed on p.4 is $XXX .								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001907	27766093	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	An initial Closing Disclosure, received at least 3 business days prior to closing, is not found in loan images.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001898	27724520	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy coverage amount is missing from evidence of insurance.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001898	27724526	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		There is no coverage amount listed on the insurance binder, the coverage shortage is $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001898	27724540	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, Address: XXXX XXXX Insurance Verification, Tax Verification Insurance Verification, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001898	27724568	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Missing evidence the borrower received the Loan Estimate provided on XX/XX/XXXX at least four (4) business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001905	27760031	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001905	27760043	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Maximum interest rate on GFE Inaccurate	RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001905	27760046	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on GFE Inaccurate	RESPA (2010): Interest Rate on GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001905	27760143	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Proof of delivery of appraisal not in file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001905	27760366	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.	The Final TIL reported the "Maximum First Five Years" date of XX/XX/XXXX. The Note dated XX/XX/XXXX reported the rate may change onXX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide consumer with a Letter of Explanation, a corrected TIL Disclosure and proof of delivery.	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002300	27726611	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002300	27726612	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002300	27727228	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	The LE dated XX/XX/XXXX was not received by the borrower 4 business days prior to closing. The closing date is XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002300	27727230	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,172.00 exceeds tolerance of $1,649.00 plus 10% or $1,813.90. Insufficient or no cure was provided to the borrower. (0)	10% tolerance fees increased from $1,649.00 to $2,122.00. A cure of $358.10 is due the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002300	27728545	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX)	Property taxes were not included in the prepaid section of the final Closing Disclosure dated XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001897	27725891	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Closing Disclosure not provided to Borrower at least three business days prior to closing								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001897	27725892	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $471.60 is less than amount of binding Lender Credit previously disclosed in the amount of $0.00. (9300)	Lender Credit Fee exceeded the amount of lender credit previously disclosed Insufficient or cure was not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001897	27725893	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7522)	Document Preparation Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee or a cure provided at closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001900	27727763	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001900	27727764	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001900	27727840	XXXX	XX/XX/XXXX 10:16:46 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	AUS requirement met. Due to POCs in file for 1004 and property taxes not documented.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002298	27726011	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002298	27726012	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.	Final Good Faith Estimate does not disclose Borrower will have an escrow account.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002298	27726013	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $275,931.52 is underdisclosed from calculated Finance Charge of $276,030.34 in the amount of $98.82.	Disclosed Finance Charges are $275,931.51. Due Diligence Finance Charges are $276,030.34, There is a variance of -$98.82. There is a Lender Credit in the amount of $34.31 located on page 1 of the Final HUD-1.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001903	27726906	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,626.20 exceeds tolerance of $1,625.00. Insufficient or no cure was provided to the borrower. (7200)	0% Fee Tolerance exceeded for Loan Discount Points of $1,626.20 exceeds tolerance of $1,625.00. Insufficient or no cure was provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001903	27727000	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 345.36 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Lender has Non escrowed property costs over year 1 of $345.36, however the file is missing any evidence of non escrowed property cost.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001903	27731765	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-0.30 is less than amount of binding Lender Credit previously disclosed in the amount of $-395.00. (9300)	File is missing a valid change of circumstance and there was no tolerance cure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001976	27728629	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001976	27728630	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001976	27728636	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001976	27728637	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001976	27728638	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001976	27728650	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	No evidence in file that the appraisal was provided to the borrower within 3 business days of consummations.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002297	27819522	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	There is no evidence the borrower was provided the Right To Received a Copy of appraisal disclosure at least 3 days prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002297	27819524	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 801) Without Cure	RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002297	27819525	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) Without Cure	RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002297	27819526	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $386,711.79 is underdisclosed from calculated Finance Charge of $387,519.49 in the amount of $807.70.	Disclosed Finance Charges are $386711.79. Due Diligence Finance Charges are $387669.49. There is a variance of $957.70.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002296	27727627	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Evidence of Right to receive appraisal within 3 days of application date not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002296	27727628	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002296	27727633	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002296	27727634	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002296	27727635	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001890	27743467	XXXX	XX/XX/XXXX 10:16:46 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, Address: XXXX XXXX 1040 (2014), Lease Agreement, Schedule E Only 1040 (2014), Lease Agreement, Statement 1040 (2014), Lease Agreement, Schedule E Only 1040 (2014), Lease Agreement, Schedule E Only									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Limited Cash-out GSE		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001890	27743553	XXXX	XX/XX/XXXX 10:16:46 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Statement									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Limited Cash-out GSE		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001890	27743593	XXXX	XX/XX/XXXX 10:16:46 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 169.17890% exceeds AUS total debt ratio of 63.71000%.	AUS requires Borrowers most recent federal income tax return (Pages 1, 2 and Schedule E), or a copy of the current lease. Not located in the file. 1) Current mortgage statement for XXXX XXXX was also not provided. 2) Current mortgage statement for XXXX XXXXt not provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Limited Cash-out GSE		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001890	27743594	XXXX	XX/XX/XXXX 10:16:46 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		AUS requires Borrowers most recent federal income tax return (Pages 1, 2 and Schedule E), or a copy of the current lease. Not located in the file. 1) Current mortgage statement for XXXX XXXX was also not provided. 2) Current mortgage statement for XXXX XXXXt not provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Limited Cash-out GSE		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001890	27743603	XXXX	XX/XX/XXXX 10:16:46 PM	Credit	Guideline	Guideline Issue	Guideline	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Limited Cash-out GSE		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001890	27743636	XXXX	XX/XX/XXXX 10:16:46 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		In addition to missing current year of 1040 tax return, Sch E and /or lease agreement on 4 REO properties (including subject property), AUS #9 reflects the omission of four (4) mortgage loans from the underwriting analysis.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Limited Cash-out GSE		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001896	27725005	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001896	27725544	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001896	27725546	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001896	27725547	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001896	27725548	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001896	27725549	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001896	27725550	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001896	27725622	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Initial 1003 documents in file were not executed by the Loan Officer. File is missing evidence of the Initial Loan Application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001896	27725623	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Initial 1003 documents in file were not executed by the Loan Officer. File is missing evidence of the Initial Loan Application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001896	27725624	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Initial 1003 documents in file were not executed by the Loan Officer. File is missing evidence of the Initial Loan Application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001896	27725647	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $208,641.49 is underdisclosed from calculated Finance Charge of $209,324.93 in the amount of $683.44.	Disclosed Amount Financed is $208,641.49. Due Diligence Amount Financed is $209,369.93. There is a variance of $728.44.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001891	27752682	XXXX	XX/XX/XXXX 9:23:35 PM	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001891	27753758	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001891	27753760	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002294	27818897	XXXX	XX/XX/XXXX 7:27:50 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Statement, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002294	27842109	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:SecondaXX/XX/XXXX)	Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001884	27760897	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001884	27760898	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) Without Cure	RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001884	27760899	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) Without Cure	RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001884	27760900	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001884	27760901	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001884	27760902	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001884	27760903	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001884	27760904	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001884	27760905	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002293	27729776	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002293	27729931	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Insurance	Insurance Eligibility	Insurance	PMI Error (Non-Borrower Paid):	Non-Borrower paid Calculated PMI initial premium amount of $0.00 does not match the mortgage insurance premium collected on the HUD-1 of XXXX XXXX	Lender credit in file reflects partial payment of PMI.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002293	27729940	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Insurance	Insurance Eligibility	Insurance	PMI Error (Borrower Paid):	Calculated Borrower paid PMI initial premium amount of XXXX XXXX does not match the mortgage insurance premium collected on the HUD-1 of XXXX XXXX	Lender credit in file reflects partial payment of PMI.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002293	27729999	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002293	27730000	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002292	27759054	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002292	27759055	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002292	27759056	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001879	27752359	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. Initiial Signed and dated 1003 was not provided,								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001879	27752362	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001879	27752363	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001879	27752364	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001879	27752365	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001879	27752366	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001879	27752368	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001879	27752370	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $59,631.87 is underdisclosed from calculated Finance Charge of $60,156.87 in the amount of $525.00.	Final TIL Finance Charge of $59,631.87 is underdisclosed from calculated Finance Charge of $60,156.87. Variance is $525.00.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001879	27752372	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. Initiial Signed and dated 1003 was not provided,								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001879	27752373	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. Initiial Signed and dated 1003 was not provided,								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001879	27851481	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The subject transaction is a payoff of a lien from the same lender as the new lender and the incorrect H-8 form was used for the Notice of Right to Cancel.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001883	27753900	XXXX	XX/XX/XXXX 9:23:35 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001883	27753983	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Borrower signed a waiver for receipt of the appraisal on XX/XX/XXXXowever there is no document signed at closing showing the borrower received a copy of the appraisal at closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001883	27753984	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The loan has failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8001883	27753985	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXXX or XX%).	Points and Fees on subject loan of XX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXXX or XX%).	3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase	If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
																															c) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8001883	27753986	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001883	27753987	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001872	27727387	XXXX	XX/XX/XXXX 8:10:59 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Note interest rate of XX% exceeds AUS interest rate of XX%.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001872	27727968	XXXX	XX/XX/XXXX 8:10:59 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	AUS Findings: Interest rate discrepancy.	Note interest rate of XX% exceeds AUS interest rate of XX%.									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001872	27728275	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Commission Tax Documentation	Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXXX XXXX/Commission)	Loan file contains AUS with interest rate that does not match the Note rate and is waterfalling to ATR/QM standard requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001872	27728276	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus 2Yr Calc	Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX XXXX/Bonus)	Loan file contains AUS with interest rate that does not match the Note rate and is waterfalling to ATR/QM standard requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001872	27728277	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus 2Yr Calc	Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX XXXX/Overtime)	Loan file contains AUS with interest rate that does not match the Note rate and is waterfalling to ATR/QM standard requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001872	27728278	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX XXXX/Bonus)	Loan file contains AUS with interest rate that does not match the Note rate and is waterfalling to ATR/QM standard requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001872	27728279	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX XXXX/Overtime)	Loan file contains AUS with interest rate that does not match the Note rate and is waterfalling to ATR/QM standard requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001872	27728280	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The Originator Loan Designation is Temporary SHQM. However, the loan contains AUS with interest rate that does not match the Note rate which resulted in a Due Diligence Loan Designation of Non QM.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8001872	27728281	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8001872	27728282	XXXX	XX/XX/XXXX 8:10:59 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8001874	27753271	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002290	27743958	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Missing evidence that appraisal was issued to borrower within three business days of consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002290	27743960	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002290	27743961	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002291	27728611	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002291	27728618	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002291	27728678	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	The file was missing a copy of the Right to Receive Appraisal Disclosure or proof of the borrower's receipt within 3 days of originator application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002291	27728679	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	The file was missing a copy of the Servicing Disclosure or proof of the borrower's receipt within 3 days of originator application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002287	27728761	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002287	27728762	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002287	27728763	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	The application date is XX/XX/XXXXnd the Disclosure was provided on XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002287	27728764	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The application date is XX/XX/XXXXnd the Disclosure was provided on XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002286	27730544	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002286	27730545	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002286	27730546	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001873	27812700	XXXX	XX/XX/XXXX 6:43:23 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The file is missing the complete credit report.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001873	27812765	XXXX	XX/XX/XXXX 6:43:23 PM	Credit	Guideline	Guideline Issue	Guideline	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001873	27812766	XXXX	XX/XX/XXXX 6:43:23 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001873	27812767	XXXX	XX/XX/XXXX 6:43:23 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001873	27812776	XXXX	XX/XX/XXXX 6:43:23 PM	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided										3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001873	27812784	XXXX	XX/XX/XXXX 6:43:23 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage short is $XXXX								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001873	27812927	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001873	27812998	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX XXXX/XXXX)	Loan was AUS approved, but the Credit Report is missing and the loan is water falling to ATR/QM standard documentation of 2-years employment verification of employment history.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001873	27812999	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The loan originated with a Loan Designation of Temporary SHQM. The file is missing the Credit Report causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8001873	27813000	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Loan was AUS approved, but the Credit Report is missing and the loan is water falling to ATR/QM standard documentation of 2-years employment verification of income.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	D	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001868	27730819	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Verification appraisal was delivered to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001868	27730852	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Disclosure was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001868	27730853	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001868	27730854	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001868	27730855	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001868	27731019	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001870	27737248	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001870	27849759	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001867	27727854	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Loan file is missing Inital signed and dated 1003 to determine Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001867	27727856	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001867	27727857	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001867	27727861	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001867	27727862	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001867	27727863	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001867	27727866	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001867	27727867	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $134,418.99 is underdisclosed from calculated Finance Charge of $135,479.70 in the amount of $1,060.71.	Calculated Finance Charge of $135,418.99. Disclosed Finance charge of $134,418.99. Variance is $1,060.71.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001867	27727877	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Loan file is missing Inital signed and dated 1003 to determine Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001867	27728042	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Loan file is missing Inital signed and dated 1003 to determine Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001867	27728825	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 801) With Cure	RESPA (2010): 0% tolerance violation for 801 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001867	27728826	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) With Cure	RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001867	27729717	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002285	27743773	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	There is no evidence of appraisal receipt.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002285	27743774	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $200,876.40 is underdisclosed from calculated Finance Charge of $203,397.09 in the amount of $2,520.69.	Final TIL Finance Charge of $200,876.40 is underdisclosed from calculated Finance Charge of $203,397.09 in the amount of $2,520.69.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001865	27759708	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX HOA Verification, Insurance Verification, Statement, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001865	27760309	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Evidence of receipt of a copy of each valuation three (3) business days prior to consummation not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001865	27760310	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001865	27760311	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001865	27760312	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001865	27760317	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001865	27760470	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001880	27754093	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation onXX/XX/XXXX								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001880	27754497	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001880	27754498	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001880	27754499	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001880	27754500	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001880	27754501	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001880	27754509	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Missing signed initial 1003, unable to determine application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001880	27754510	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Missing signed initial 1003, unable to determine application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001880	27754674	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $348,142.93 is underdisclosed from calculated Finance Charge of $348,692.93 in the amount of $550.00.	Disclosed Finance Charges are $348,142.93. Due Diligence Finance Charges are $348,692.93 . There is a variance of $550.00.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001881	27760997	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001881	27760998	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001881	27760999	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001881	27761000	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001881	27761001	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001881	27761002	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001881	27761003	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.	Existence of escrow account disclosed on Final GFE does not match actual terms.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001881	27761004	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001881	27761005	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001881	27761009	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001881	27761010	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001881	27761164	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The AUS required depository funds to be verified by two months of account statements and only one month is provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001881	27761204	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	A second month of account statements is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	D	C	D	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002284	27818371	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Appraisal acknowledgement signed at closing is missing from the file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8002284	27818410	XXXX	XX/XX/XXXX 6:43:23 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $81,040.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001862	27787186	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Borrower Acknowledgement of Receipt of Appraisal was not provided. Date appraisal sent to borrower was not in file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001862	27787187	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Borrower Signed and dated 1003 was not provided. Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001862	27787188	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001862	27787189	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001862	27787190	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001862	27787192	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Borrower Signed and dated 1003 was not provided. Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001862	27787193	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001862	27787234	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Borrower Signed and dated 1003 was not provided. Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001862	27787251	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001859	27751835	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001859	27754247	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001859	27754248	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $77,555.69 is underdisclosed from calculated Finance Charge of $77,966.19 in the amount of $410.50.	Final TIL Finance Charge of $77,555.69 is underdisclosed from calculated Finance Charge of $77,966.19 in the amount of $410.50.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001859	27813597	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Initial executed signed and dated 1003 was not provided in the loan file								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001859	27813599	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001859	27813600	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001859	27813601	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001859	27813602	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001859	27813606	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Initial executed signed and dated 1003 was not provided in the loan file								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001859	27813607	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Initial executed signed and dated 1003 was not provided in the loan file								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001915	27812763	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001915	27812764	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27730576	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27731417	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The disclosure was sent on XX/XX/XXXX, but unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27731418	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27731419	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27731420	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) Without Cure	RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27731421	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27731422	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) Without Cure	RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27731423	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27731424	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27731425	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27731426	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27731427	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	Maryland HB1399 - No evidence of counseling agencies list per Maryland HB 1399.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27731428	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27731429	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27731430	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $254,319.16 is underdisclosed from calculated Finance Charge of $254,494.16 in the amount of $175.00.	The disclosed finance charge is $254,319.16. The Due Diligence calculated finance charge is $254,494.16. There is a variance of $175.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001860	27731434	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Loan file is missing a signed and dated initial application, unable to determine if the Servicing Disclosure was delivered within the required timings.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27731435	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Loan file is missing a signed and dated initial application, unable to determine if the Homeownership Counseling List was delivered within the required timings.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001860	27737430	XXXX	XX/XX/XXXX 10:16:46 PM	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001856	27735224	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001851	27786163	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001851	27786339	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001851	27786340	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001851	27786341	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001851	27786348	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $190,166.98 is underdisclosed from calculated Finance Charge of $190,461.89 in the amount of $294.91.	Disclosed Finance Charges are $190,166.98. Due Diligence Finance Charges are $190,461.89. There is a variance of $294.91,								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001847	27730908	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bankruptcy Documents not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001847	27731016	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001849	27738314	XXXX	XX/XX/XXXX 10:16:46 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001846	27728775	XXXX	XX/XX/XXXX 10:23:28 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001846	27728890	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001846	27728891	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Originator Company Not Licensed at time of Application	Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001846	27728892	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001846	27728893	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001844	27754527	XXXX	XX/XX/XXXX 9:23:35 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001844	27755144	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Notice of Special Flood Hazard Disclosure Provided and signed at closing								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001844	27755146	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001844	27755148	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001844	27755151	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $92,593.73 is underdisclosed from calculated Finance Charge of $92,645.17 in the amount of $51.44.	Final TIL Finance Charge of $92,593.73 is underdisclosed from calculated Finance Charge of $92,645.17 in the amount of $51.44.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001839	27752861	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Creditor did not provide Right to Receive a Copy of Appraisal disclosure to applicant within three business days of application, as required.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001839	27752862	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001839	27752864	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001839	27754502	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001838	27778831	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on GFE Inaccurate	RESPA (2010): Interest Rate on GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001838	27778832	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001838	27778833	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001838	27778834	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001838	27778835	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001838	27778836	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $209,684.69 is underdisclosed from calculated Finance Charge of $210,085.45 in the amount of $400.76.	Disclosed Finance Charges are $209,684.69. Due Diligence Finance Charges are $210,085.45. There is a variance of $400.76,								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001838	27778928	XXXX	XX/XX/XXXX 6:47:30 PM	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001916	27782984	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001916	27782985	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001916	27782986	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001916	27782987	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL APR Under/Over Disclosed By Greater Than 0.125%	Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001916	27782988	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $15,133.39 is underdisclosed from calculated Finance Charge of $15,650.17 in the amount of $516.78.	Cure was not provided at closing								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001837	27730840	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: TIL did not reflect the required verbiage										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001837	27731144	XXXX	XX/XX/XXXX 10:23:28 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Missing Required Statement on Early TIL Disclosure	Truth in Lending Act (Early TIL Disclosure): Early TIL does not contain required statement (You are not required to complete this agreement…).	Missing Required Statement on Early TIL Disclosure. Initial TIL has Final TIL required verbiage.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001832	27762517	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Credit	Credit Eligibility	Credit	Credit report shows credit payments as currently delinquent.		Credit reports shows current delinquency of $XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001832	27764020	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001832	27764021	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001832	27764022	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001832	27764023	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001832	27764024	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001832	27764025	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001832	27764026	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001832	27764027	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $118,244.08 is underdisclosed from calculated Finance Charge of $119,199.62 in the amount of $955.54.	Disclosed Finance Charges are $118,244.08. Calculated Finance Charges are $119,199.62. There is a variance of $955.54.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001835	27789459	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B	A	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001835	27789460	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B	A	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001831	27785333	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Evidence of borrower's receipt of a copy of the appraisal within three business days prior to closing was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001831	27785335	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Evidence of borrower's receipt of the "Right to Receive a Copy" appraisal disclosure was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001831	27785336	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001831	27785337	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on GFE Inaccurate	RESPA (2010): Interest Rate on GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001831	27785338	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001831	27785339	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001831	27785342	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001852	27812412	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001852	27812415	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001852	27812417	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001828	27737463	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: TIL did not reflect the required verbiage										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001828	27737731	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 801) Without Cure	RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001828	27737732	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001828	27737733	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Missing Required Statement on Early TIL Disclosure	Truth in Lending Act (Early TIL Disclosure): Early TIL does not contain required statement (You are not required to complete this agreement…).	Verbiage is missing on the TIL.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001830	27738897	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001830	27738898	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TILA	Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001830	27738899	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on GFE Inaccurate	RESPA (2010): Interest Rate on GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001830	27738900	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001830	27738901	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001830	27738902	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002281	27814159	XXXX	XX/XX/XXXX 6:43:23 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002281	27815105	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Appendix Q Liabilities – Invalid Exclusion Basis	Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002281	27815106	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002281	27815206	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX XXXX/Schedule C)	The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002281	27815207	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX XXXX/Schedule C)	The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002281	27815208	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX XXXX/Schedule C)	The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002281	27815209	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002281	27815210	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002281	27815211	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Disclosure was provided to borrower at closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002281	27815243	XXXX	XX/XX/XXXX 6:43:23 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The AUS provided is dated after the disbursement date.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002281	27815859	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income Method of Calculation	Unable to determine compliance with income requirements due to missing information. (XXXX XXXX/Schedule C)	The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002281	27815860	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self Employed Financial Strength	Unable to determine compliance with Self Employed income requirements due to missing information. (XXXX XXXX/Schedule C)	The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002281	27815861	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self Employed YTD	Unable to determine compliance with Self Employed income requirements due to missing information. (XXXX XXXX/Schedule C)	The loan is missing the AUS dated prior to disbursement, causing the loan to waterfall through the QM testing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001819	27738174	XXXX	XX/XX/XXXX 10:16:46 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001819	27738539	XXXX	XX/XX/XXXX 10:16:46 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002282	27814571	XXXX	XX/XX/XXXX 6:43:23 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002282	27815554	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002282	27815555	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002282	27815556	XXXX	XX/XX/XXXX 6:43:23 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002283	27756074	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002283	27756103	XXXX	XX/XX/XXXX 7:27:50 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002283	27756311	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date, please provide the initial loan application								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002283	27756319	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date, please provide the initial loan application								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002283	27756322	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date, please provide the initial loan application								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002283	27756330	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002283	27756331	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002283	27756332	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002283	27756333	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002283	27756334	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002283	27756335	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002283	27756336	XXXX	XX/XX/XXXX 7:27:50 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001824	27760250	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001824	27760292	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		VVOE in file datedXX/XX/XXXX is not dated within 10 business days from Note date ofXX/XX/XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001824	27760296	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001824	27760411	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001824	27760412	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The VVOE dated within 10 business days from Note date is missing from file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8001824	27760413	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001824	27760414	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001824	27760415	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001824	27760416	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001824	27760417	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001824	27760481	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8001824	27760482	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $122,330.96 is underdisclosed from calculated Finance Charge of $122,903.84 in the amount of $572.88.	Disclosed Finance Charges are $122,330.96. Due Diligence Finance Charges are $122,903.84. There is a variance of $572.88.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	Yes
XXXX	XXXX	XXXX	8002280	27754914	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002280	27754915	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001823	27765423	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001823	27765454	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001823	27765455	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001823	27765461	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001823	27765566	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Verification the appraisal was delivered to the borrower was not provided within three days of application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001823	27765769	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001823	27765770	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001823	27765823	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001816	27779067	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001816	27779081	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	The right to receive appraisal disclosure was provided on XX/XX/XXXX, which is more than three business days after the application date of XX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001816	27779083	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001813	27779446	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine loan application date because the initial 1003 is not signed or dated my the loan originator.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001813	27779447	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001813	27779448	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001813	27779449	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001813	27779450	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001813	27779451	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001813	27779452	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine loan application date because the initial 1003 is not signed or dated my the loan originator.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001813	27779453	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine loan application date because the initial 1003 is not signed or dated my the loan originator.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001813	27779454	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001813	27779455	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $121,293.93 is underdisclosed from calculated Finance Charge of $121,669.15 in the amount of $375.22.	Final TIL Finance Charge of $121,293.93 is underdisclosed from calculated Finance Charge of $121,669.15 in the amount of $375.22.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001813	27779623	XXXX	XX/XX/XXXX 8:59:47 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001813	27786992	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The prelim title and the Note show original lender to be the same as new lender; in this case form H-9 should be used instead of H-8.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001813	27786996	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001827	27752214	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)	Verification appraisal was delivered to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001827	27752217	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001827	27752219	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001815	27780155	XXXX	XX/XX/XXXX 7:44:17 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, Address: XXXX, Address: XXXX XXXX, Address: XXXX XXXX Statement Statement Statement Statement									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001815	27780194	XXXX	XX/XX/XXXX 7:44:17 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XXXX% exceeds AUS total debt ratio of XXXX%.	Lender included net rental income of $XXXX and audits value was negative.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001815	27780799	XXXX	XX/XX/XXXX 7:44:17 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Missing evidence that borrower received a copy of the appraisal report at least 3 business days prior to closing onXX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001815	27780800	XXXX	XX/XX/XXXX 7:44:17 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Missing initial loan application documentation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001815	27780801	XXXX	XX/XX/XXXX 7:44:17 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001812	27763467	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001814	27751866	XXXX	XX/XX/XXXX 7:06:07 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001814	27752532	XXXX	XX/XX/XXXX 7:06:07 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina CHL Complaint Agency Disclosure Timing Test	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001814	27754177	XXXX	XX/XX/XXXX 7:06:07 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001814	27754252	XXXX	XX/XX/XXXX 7:06:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001814	27754290	XXXX	XX/XX/XXXX 7:06:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001814	27754307	XXXX	XX/XX/XXXX 7:06:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001814	27754320	XXXX	XX/XX/XXXX 7:06:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001814	27754329	XXXX	XX/XX/XXXX 7:06:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001814	27754371	XXXX	XX/XX/XXXX 7:06:07 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001814	27754375	XXXX	XX/XX/XXXX 7:06:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001814	27754549	XXXX	XX/XX/XXXX 7:06:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Missing initial loan application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001814	27754550	XXXX	XX/XX/XXXX 7:06:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Missing initial loan application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001814	27754572	XXXX	XX/XX/XXXX 7:06:07 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Missing initial loan application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001814	27891158	XXXX	XX/XX/XXXX 7:06:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001810	27765248	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001810	27765249	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001810	27765250	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001810	27765251	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001810	27765252	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $75,082.91 is underdisclosed from calculated Finance Charge of $75,293.83 in the amount of $210.92.	Disclosed Finance Charges are $75,082.92. Due Diligence Finance Charges are $75,293.83. There is a variance of $210.92.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001810	27765799	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	Only CTC copy in file, missing duly signed and dated statement by borrower								3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D	A	D	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001804	27757328	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)	No evidence in file showing borrower ever received copy of appraisal.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001804	27757329	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001804	27757330	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001804	27757340	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001804	27757341	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001804	27757342	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001804	27757343	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001804	27757344	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001804	27757345	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001804	27757346	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $132,282.35 is underdisclosed from calculated Finance Charge of $133,864.79 in the amount of $1,582.44.	Final TIL Finance Charge of $132,282.35 is under-disclosed from calculated Finance Charge of $133,864.79 in the amount of $1,582.44.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001804	27757347	XXXX	XX/XX/XXXX 7:37:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	File is missing Initial Loan Application Date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001802	27748556	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001802	27748984	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001802	27748987	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001802	27748991	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001802	27749002	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001802	27749007	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001802	27749014	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001802	27749018	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001802	27749042	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)	The file is missing a copy of the signed Initial Loan Application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001802	27749044	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The file is missing a copy of the signed Initial Loan Application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001802	27749046	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The file is missing a copy of the signed Initial Loan Application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001809	27751752	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001809	27751873	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001809	27751874	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001809	27751875	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001806	27756323	XXXX	XX/XX/XXXX 9:23:35 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001794	27763787	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001794	27763789	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) Without Cure	RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001794	27763790	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) With Cure	RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001794	27763792	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001794	27763885	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001794	27763886	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $62,984.26 is underdisclosed from calculated Finance Charge of $63,142.73 in the amount of $158.47.	Disclosed Finance Charges are $62,984.26. Due Diligence Finance Charges are $63,142.73. There is a variance of $158.47.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001801	27761816	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001801	27761817	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001801	27761818	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001801	27764341	XXXX	XX/XX/XXXX 6:47:30 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Insurance Verification, Statement, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001790	27760850	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001790	27760855	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001790	27760868	XXXX	XX/XX/XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001789	27760432	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001789	27760434	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001789	27760435	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001789	27760436	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001796	27759959	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		MI Certificate dated during time of transaction is missing from file.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001796	27759963	XXXX	XX/XX/XXXX 7:36:01 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001791	27749865	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001791	27749866	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001917	27813060	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001917	27813062	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001917	27813063	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001917	27813064	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001917	27813066	XXXX	XX/XX/XXXX 7:36:01 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $67,444.93 is underdisclosed from calculated Finance Charge of $67,483.63 in the amount of $38.70.	Final TIL Finance Charge of $67,444.93 is underdisclosed from calculated Finance Charge of $67,483.63 in the amount of $38.70.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002278	27754422	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Disclosure was not dated but was signed at closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002278	27754423	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002278	27754424	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002278	27754425	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002278	27754426	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002278	27754427	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002278	27754428	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL APR Under/Over Disclosed By Greater Than 0.125%	Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002278	27754429	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $366,486.69 is underdisclosed from calculated Finance Charge of $372,956.95 in the amount of $6,470.26.	Disclosed Finance Charges are $336,486.69. Due Diligence Finance Charges are $372,956.95. There is a variance of $6,470.26,								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001786	27750762	XXXX	XX/XX/XXXX 9:23:35 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001786	27751208	XXXX	XX/XX/XXXX 9:23:35 PM	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001786	27751338	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001786	27751339	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001786	27751340	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001786	27751341	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Disclosure is dated XX/XX/XXXX and the Application date is XX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001788	27756943	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001788	27756945	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Evidence of receipt of disclosure within 3 days of application is not in file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001797	27755133	XXXX	XX/XX/XXXX 8:59:47 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001797	27755849	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001797	27755850	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001797	27755851	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001797	27755852	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001797	27755931	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001797	27756009	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)	The borrower's acknowledgment of appraisal receipt 3 days prior to closing is missing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001797	27756010	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)	The borrower's acknowledgment of the preliminary appraisal receipt 3 days prior to closing is missing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001797	27756059	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $193,669.36 is underdisclosed from calculated Finance Charge of $195,028.15 in the amount of $1,358.79.	Disclosed Finance Charges are $195,028. Due Diligence Finance Charges are $193,669.36. There is a variance of $1,358.79.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001787	27756043	XXXX	XX/XX/XXXX 8:59:47 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001787	27756727	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The list was providedXX/XX/XXXX which is not within three business days of the initial application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001787	27756767	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $125,815.40 is underdisclosed from calculated Finance Charge of $126,518.64 in the amount of $703.24.	Disclosed Finance Charges are $125,815.40. Due Diligence Finance Charges are $126,518.64. There is a variance of -$703.24,								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001805	27753406	XXXX	XX/XX/XXXX 9:23:35 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001805	27754282	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX XXXX/11870647)	Complete 2 year employment history was not entered and/or documented as required per Appendix Q								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001805	27754283	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)	Evidence that borrower received the appraisal at least 3 days prior to consummation was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001805	27754284	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001805	27754285	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The AUS dated prior to disbursement is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8001805	27754286	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001805	27754287	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001805	27754288	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001805	27754301	XXXX	XX/XX/XXXX 9:23:35 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		AUS provided is dated after the disbursement date.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002356	27573030	XXXX	XX/XX/XXXX 8:17:51 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided		A modification of the mortgage was provided, but no Note. ((XXXX))								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001888	27573065	XXXX	XX/XX/XXXX 5:33:19 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001888	27573066	XXXX	XX/XX/XXXX 5:33:19 PM	Credit	Title	Lien	Title	Missing evidence of lien position on Other Financing.	Lien Position: 2									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001888	27573067	XXXX	XX/XX/XXXX 5:33:19 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001888	27573068	XXXX	XX/XX/XXXX 5:33:19 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001888	27573069	XXXX	XX/XX/XXXX 5:33:19 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001888	27573070	XXXX	XX/XX/XXXX 5:33:19 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001888	27573071	XXXX	XX/XX/XXXX 5:33:19 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001888	27573072	XXXX	XX/XX/XXXX 5:33:19 PM	Credit	Income	Income Error	Income	Documentation indicates that borrower is on temporary leave of absence. File is missing the date in which borrower began leave.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The Work Number provided within 10 business days of Notary Date disclosed co-borrower is currently on leave with no other dates provided as to the Start or anticipated end date of the Leave.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001888	27573073	XXXX	XX/XX/XXXX 5:33:19 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002030	27573241	XXXX	XX/XX/XXXX 1:36:22 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002369	27573244	XXXX	XX/XX/XXXX 6:15:32 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $127,190.40. A replacement cost estimator was not provided in the loan file.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002369	27573245	XXXX	XX/XX/XXXX 6:15:32 PM	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002369	27573246	XXXX	XX/XX/XXXX 6:15:32 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002369	27573247	XXXX	XX/XX/XXXX 6:15:32 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Due to the QM points and fees exception.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002369	27573248	XXXX	XX/XX/XXXX 6:15:32 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXXX or XX%).	Unable to verify the undiscounted rate price.	3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
																															c) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001895	27574560	XXXX	XX/XX/XXXX 3:31:38 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.	Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.	The loan file did not contain the required bank statements or gift letter or source of gift funds.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001895	27574561	XXXX	XX/XX/XXXX 3:31:38 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file did not contain the required bank statements or gift letter or source of gift funds.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001895	27574562	XXXX	XX/XX/XXXX 3:31:38 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 calendar days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The required verification of employment was not provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001895	27574563	XXXX	XX/XX/XXXX 3:31:38 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001895	27574564	XXXX	XX/XX/XXXX 3:31:38 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The loan file did not contain the required assets, gift letter, and source of gift funds or earnest money deposit and VVOE as required on the AUS.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001895	27574565	XXXX	XX/XX/XXXX 3:31:38 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	The loan file did not contain the required assets, gift letter, and source of gift funds or earnest money deposit and VVOE as required on the AUS, which changed the loan designation and debt to income ratio maximum.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001895	27574566	XXXX	XX/XX/XXXX 3:31:38 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001895	27574567	XXXX	XX/XX/XXXX 3:31:38 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001895	27574568	XXXX	XX/XX/XXXX 3:31:38 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan file did not contain the required asset documentation, including gift fund sourcing and letter.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001895	27574569	XXXX	XX/XX/XXXX 3:31:38 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file did not contain the required asset documentation, including earnest money deposit, gift letter, or gift source.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001895	27574570	XXXX	XX/XX/XXXX 3:31:38 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX VVOE - Employment Only	The required VVOE was not provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002456	27574600	XXXX	XX/XX/XXXX 6:43:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,380.00 exceeds tolerance of $2,828.00. Insufficient or no cure was provided to the borrower. (8304)	No valid COC or cure provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002456	27574601	XXXX	XX/XX/XXXX 6:43:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	No seller paid fees disclosed on Final CD.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002520	27574650	XXXX	XX/XX/XXXX 3:31:38 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $528.92 exceeds tolerance of $525.00. Insufficient or no cure was provided to the borrower. (7200)	Discount points were last disclosed as $525 on LE but disclosed as $528.92 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002520	27574651	XXXX	XX/XX/XXXX 3:31:38 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Pick Up Fee. Fee Amount of $1.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75176)	Duplicate Tax Bill was not disclosed on LE but disclosed as $1 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002304	27574661	XXXX	XX/XX/XXXX 3:41:54 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002304	27574662	XXXX	XX/XX/XXXX 3:41:54 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Ability to Repay not Verified)	Unable to determine if lender performed analysis of borrower’s ability to repay.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002304	27574663	XXXX	XX/XX/XXXX 3:41:54 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Retired 4506-T (2014), 4506-T (2015)	A signed and dated 4506-T was not provided								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002304	27574664	XXXX	XX/XX/XXXX 3:41:54 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXX Retired/Pension)	Signed and dated 4506-T was not provided								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002304	27574665	XXXX	XX/XX/XXXX 3:41:54 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Signed and dated 4506-T was not provided								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002304	27574666	XXXX	XX/XX/XXXX 3:41:54 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Signed and dated 4506-T was not provided								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002363	27574693	XXXX	XX/XX/XXXX 5:00:35 PM	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002363	27574694	XXXX	XX/XX/XXXX 5:00:35 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $470.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	A cure of $20 was provided.				Reviewer Comment (2022-05-26): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:21:13 AM		1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002605	27574750	XXXX	XX/XX/XXXX 1:06:00 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $57.00 exceeds tolerance of $41.00 plus 10% or $45.10. Insufficient or no cure was provided to the borrower. (0)	Total Recording Fees increased from $41 to $57 without a valid change of circumstance. Cure of $10.90 shown on final CD. Remaining $1.00 was paid by Seller.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001889	27574779	XXXX	XX/XX/XXXX 6:42:22 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage $XXX is less than minimum coverage required $XXX. Replacement Cost Estimator is not provided to support the coverage amount.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001925	27574792	XXXX	XX/XX/XXXX 7:02:42 PM	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001875	27574808	XXXX	XX/XX/XXXX 4:41:41 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	HUD Settlement Cost Booklet was missing in this file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001979	27574810	XXXX	XX/XX/XXXX 8:18:35 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXX.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001979	27574812	XXXX	XX/XX/XXXX 8:18:35 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Verification appraisal was delivered to borrower was not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001979	27574813	XXXX	XX/XX/XXXX 8:18:35 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	No seller's fees were disclosed on Final CD.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001979	27574814	XXXX	XX/XX/XXXX 8:18:35 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002311	27574834	XXXX	XX/XX/XXXX 8:05:43 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	No evidence that the RESPA homeownership Counselling Organisations List was provided to Borrower within 3 business days to Closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002311	27574835	XXXX	XX/XX/XXXX 8:05:43 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosure reflects TOP of $601,515.20 but calculated TOP of $603,153.96. Variance = $1,638.76.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002311	27574836	XXXX	XX/XX/XXXX 8:05:43 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)	No evidence that the LE dated XX/XX/XXXX was provided to Borrowers within 3 business days of Loan Application on XX/XX/XXXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002311	27574837	XXXX	XX/XX/XXXX 8:05:43 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	No evidence in the loan files that Borrower was provided with a Right to receive a copy of the Appraisal disclosure within 3 business days of loan Application.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002311	27574838	XXXX	XX/XX/XXXX 8:05:43 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $819.38 exceeds tolerance of $699.00. Insufficient or no cure was provided to the borrower. (8603)	Mortgage Insurance premium was last disclosed as $699.00 on LE but disclosed as $819.38 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $120.38, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002418	27574856	XXXX	XX/XX/XXXX 5:29:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Final CD reflects annual HOA fee of $840; however, the appraisal shows correct annual HOA fee of $0.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002418	27574858	XXXX	XX/XX/XXXX 5:29:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $795.00 exceeds tolerance of $695.00. Insufficient or no cure was provided to the borrower. (7506)	A valid COC for increased on Appraisal Fee on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002418	27574859	XXXX	XX/XX/XXXX 5:29:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lenders Coverage Premium. Fee Amount of $822.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75244)	A valid COC for increased on Title - Lenders Coverage Premium on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002418	27574860	XXXX	XX/XX/XXXX 5:29:13 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002431	27574872	XXXX	XX/XX/XXXX 6:27:43 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002431	27574873	XXXX	XX/XX/XXXX 6:27:43 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX)	Lender Information is missing on Page 5 of the final CD.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002431	27574874	XXXX	XX/XX/XXXX 6:27:43 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	No Seller paid fees indicated on Page 2 of the final CD.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002431	27574875	XXXX	XX/XX/XXXX 6:27:43 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,404.90 exceeds tolerance of $775.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points fee Amount of $1,404.90 exceeds tolerance of $0.00 with insufficient or no cure provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002637	27574893	XXXX	XX/XX/XXXX 3:40:03 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The file is missing the Verbal verification of employment within 10 business days of the Note.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002637	27574895	XXXX	XX/XX/XXXX 3:40:03 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The file is missing required income documentation for B1: legible paystubs or WVOE with income, and VVOE within 10 days of the Note.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002637	27574896	XXXX	XX/XX/XXXX 3:40:03 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX)	The file is missing required income documentation for B1: legible paystubs or WVOE with income, and VVOE within 10 days of the Note, making the loan unsalable								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002637	27574897	XXXX	XX/XX/XXXX 3:40:03 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	The file is missing required income documentation for B1: legible paystubs or WVOE with income, and VVOE within 10 days of the Note, making the loan unsalable.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002637	27574898	XXXX	XX/XX/XXXX 3:40:03 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $380,297.49. Due Diligence Finance Charges are $380,340.99 There is a variance of $43.50, however there is no Itemization of amounts financed found in file.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002637	27574900	XXXX	XX/XX/XXXX 3:40:03 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Available for Closing is insufficient to cover Cash From Borrower. The calculated Assets for closing are $XXXX and the AUS/DU reflects $XXXX assets required.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM	No
XXXX	XXXX	XXXX	8002641	27574901	XXXX	XX/XX/XXXX 7:02:42 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosure reflects TOP of $XXX but calculated TOP of $XXX . Variance = $XXX .								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002641	27574903	XXXX	XX/XX/XXXX 7:02:42 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002641	27574904	XXXX	XX/XX/XXXX 7:02:42 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002641	27574905	XXXX	XX/XX/XXXX 7:02:42 PM	Credit	Guideline	Guideline Issue	Guideline	This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002641	27574906	XXXX	XX/XX/XXXX 7:02:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus Declining	Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXX XXXX/Bonus)	Due file missing VOE within 10 business of Note date								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002641	27574907	XXXX	XX/XX/XXXX 7:02:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX XXXX/Bonus)	Due file missing VOE within 10 business of Note date								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002641	27574908	XXXX	XX/XX/XXXX 7:02:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX XXXX. Lease Agreement and/or Tax Return not provided. (XXXX XXXX/Schedule E)	Due file missing VOE within 10 business of Note date								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002641	27574909	XXXX	XX/XX/XXXX 7:02:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Due file missing VOE within 10 business of Note date								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002641	27574910	XXXX	XX/XX/XXXX 7:02:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Due file missing VOE within 10 business of Note date								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002641	27574911	XXXX	XX/XX/XXXX 7:02:42 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Due file missing VOE within 10 business of Note date								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002639	27574913	XXXX	XX/XX/XXXX 2:49:17 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Disclosed Finance Charges are $96,862.05 and Due Diligence Calculated Finance Charges are $97353.05. There is a variance of -$491.00. Title-settlement/closing/escrow fee of $170, Closing protection letter fee of $50 and HOA/Condo Questionnaire fee of $295 were not disclosed to borrowers prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002639	27574914	XXXX	XX/XX/XXXX 2:49:17 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Closing Disclosure was not provided to borrower within at least three business days.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002639	27574915	XXXX	XX/XX/XXXX 2:49:17 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Revised Loan Estimate was not received by borrower at least four business days prior to closing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002663	27574920	XXXX	XX/XX/XXXX 5:29:13 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The Right to cancel form was executed on form H-8 instead of H-9 which is used for refinance by the same lender.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002651	27574923	XXXX	XX/XX/XXXX 8:32:30 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002651	27574924	XXXX	XX/XX/XXXX 8:32:30 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Insurance Verification, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002651	27574927	XXXX	XX/XX/XXXX 8:32:30 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002656	27574945	XXXX	XX/XX/XXXX 8:05:43 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7564)	Title - Endorsement Fee was not disclosed on the initial loan estimate, but was disclosed as $100.00 on the XX/XX/XXXX loan estimate and through the final closing disclosure. No valid COC was in the file for this change, nor evidence of cure. Fee was paid to a lender affiliate and is a 0% tolerance fee.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002675	27574949	XXXX	XX/XX/XXXX 4:41:41 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,690.00 exceeds tolerance of $1,000.00. Insufficient or no cure was provided to the borrower. (8304)	The Changed Circumstance for the increase in the transfer tax is datedXX/XX/XXXX and the Loan Estimate disclosing the changes is datedXX/XX/XXXX. The Changed Circumstance is not valid due to being dated after the Loan Estimate.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002706	27574954	XXXX	XX/XX/XXXX 5:29:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	The final CD contained an inaccurate amount of non-escrowed property costs over 1 year on page 4, however, this was corrected on the post-close CD datedXX/XX/XXXX. The LOE to the borrower disclosing the changes made was not present in the loan file.								2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002706	27574957	XXXX	XX/XX/XXXX 5:29:13 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	Unable to determine Homeownership Counseling List was provided due to missing information.	The Homeownership Counseling List and evidence of delivery date was in the file, however, the list itself was not dated.								2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001803	27574965	XXXX	XX/XX/XXXX 7:02:42 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: 107 Blackbird Forrest, Townsend, DE, Address: XXXX XXXX Insurance Verification, Statement, Tax Verification Insurance Verification, Tax Verification									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001803	27574966	XXXX	XX/XX/XXXX 7:02:42 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)	Loan file did not contain evidence that a copy of appraisal was provided to borrower at least 3 days prior to closing.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001803	27574967	XXXX	XX/XX/XXXX 7:02:42 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.	GFE loan amount of $XXX does not match the note loan amount of $XXX .								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001803	27574968	XXXX	XX/XX/XXXX 7:02:42 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Initial Principal and Interest payment of $XXX on GFE does not match the actual payment amount of $XXX								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001803	27574969	XXXX	XX/XX/XXXX 7:02:42 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of home ownership counselling organizations not provided to borrower.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001803	27574970	XXXX	XX/XX/XXXX 7:02:42 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The Right to cancel form for refinance with the same lender H-9 was not used, instead the H-8 was used.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001807	27574972	XXXX	XX/XX/XXXX 8:32:30 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001807	27574974	XXXX	XX/XX/XXXX 8:32:30 PM	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001807	27574975	XXXX	XX/XX/XXXX 8:32:30 PM	Credit	Title	Lien	Title	Missing evidence of lien position on Other Financing.	Lien Position: 2									3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001829	27575000	XXXX	XX/XX/XXXX 11:23:32 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001829	27575001	XXXX	XX/XX/XXXX 11:23:32 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001829	27575002	XXXX	XX/XX/XXXX 11:23:32 PM	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001829	27575003	XXXX	XX/XX/XXXX 11:23:32 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001829	27575004	XXXX	XX/XX/XXXX 11:23:32 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001829	27575005	XXXX	XX/XX/XXXX 11:23:32 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Missing Initial loan application date. The application provided in file are dated the same date as Note.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001829	27575006	XXXX	XX/XX/XXXX 11:23:32 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001829	27575007	XXXX	XX/XX/XXXX 11:23:32 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001829	27575012	XXXX	XX/XX/XXXX 11:23:32 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001829	27575013	XXXX	XX/XX/XXXX 11:23:32 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001829	27575014	XXXX	XX/XX/XXXX 11:23:32 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	The Initial GFE has an Available Through Date ofXX/XX/XXXX that should have beenXX/XX/XXXXn order to allow a minimum of 10 business days availability.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001829	27575015	XXXX	XX/XX/XXXX 11:23:32 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $155,352.73 is underdisclosed from calculated Finance Charge of $156,947.55 in the amount of $1,594.82.	There is a difference of $1,615.82 between the calculated finance charge amount of $156.968.55 and the finance charge amount listed on the final TIL of $155,352.73.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001829	27575016	XXXX	XX/XX/XXXX 11:23:32 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001822	27575020	XXXX	XX/XX/XXXX 8:32:30 PM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001822	27575021	XXXX	XX/XX/XXXX 8:32:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001822	27575022	XXXX	XX/XX/XXXX 8:32:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001845	27575023	XXXX	XX/XX/XXXX 3:40:03 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001836	27575034	XXXX	XX/XX/XXXX 11:45:34 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001836	27575035	XXXX	XX/XX/XXXX 11:45:34 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided)	Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001836	27575036	XXXX	XX/XX/XXXX 11:45:34 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001836	27575038	XXXX	XX/XX/XXXX 11:45:34 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided										3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8002643	27755998	XXXX	XX/XX/XXXX 9:23:35 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $385.00 exceeds tolerance of $335.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee increased from Loan Estimate to Final CD. No valid changed circumstance was provided. No cure provided to the borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8002277	27816589	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)	Documentations acknowledging receipt of appraisal within 3 business days from closing not provided.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002277	27816590	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002277	27816591	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002277	27816592	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002277	27816593	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	RESPA Serving Disclosure was provided on XX/XX/XXXX which is more than 3 business days after application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002277	27816594	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002277	27817039	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXX XXXX NYC Employees' Retire System/Pension)	The loan was aus approved however re-submission is required for debts paid prior to closing. Loan is waterfalling to ATR/QM standard documentation requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002277	27817040	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Social Security Documentation	Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXXX XXXX Social Security Benefit/Social Security)	The loan was aus approved however re-submission is required for debts paid prior to closing. Loan is waterfalling to ATR/QM standard documentation requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002277	27817041	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Social Security Documentation	Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXXX XXXX Social Security Benefit/Social Security)	The loan was aus approved however re-submission is required for debts paid prior to closing. Loan is waterfalling to ATR/QM standard documentation requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002277	27817043	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	The loan was aus approved however re-submission is required for debts paid prior to closing, resulting in a loan designation discrepancy.								3	B	C	B	C	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	Yes
XXXX	XXXX	XXXX	8002277	27817044	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	The loan was aus approved however re-submission is required for debts paid prior to closing. Loan is waterfalling to ATR/QM standard requirements.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002277	27817250	XXXX	XX/XX/XXXX 8:59:47 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan was aus approved however re-submission is required for debts paid prior to closing.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8002277	27851363	XXXX	XX/XX/XXXX 8:59:47 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Statement									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	A	Temporary SHQM (GSE/Agency Eligible)	Non QM	No
XXXX	XXXX	XXXX	8001781	27782151	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001781	27783093	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	The file is missing the Right to Received a Copy of the Appraisal Disclosure.								2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001781	27783094	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001781	27783096	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)	Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001781	27783097	XXXX	XX/XX/XXXX 8:59:47 PM	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement)	Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001781	27783720	XXXX	XX/XX/XXXX 8:59:47 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		MIssing third party verification of self employment.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001781	27861961	XXXX	XX/XX/XXXX 8:59:47 PM	Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.										3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001781	27861966	XXXX	XX/XX/XXXX 8:59:47 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing 12 month pay history.								3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	C	B	A	N/A	N/A	No
XXXX	XXXX	XXXX	8001774	27783435	XXXX	XX/XX/XXXX 7:27:20 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Purchase		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001774	27784466	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001774	27784470	XXXX	XX/XX/XXXX 7:27:20 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		C	A	B	C	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	XXXX	8001780	27784810	XXXX	XX/XX/XXXX 7:44:17 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001780	27784824	XXXX	XX/XX/XXXX 7:44:17 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001780	27784828	XXXX	XX/XX/XXXX 7:44:17 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001780	27784856	XXXX	XX/XX/XXXX 7:44:17 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001782	27914922	XXXX	XX/XX/XXXX 7:50:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001782	27914923	XXXX	XX/XX/XXXX 7:50:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001782	27914924	XXXX	XX/XX/XXXX 7:50:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001782	27914925	XXXX	XX/XX/XXXX 7:50:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	HUD Settlement Cost Booklet XX/XX/XXXX, not provided to applicant within three business days of application XX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001782	27914926	XXXX	XX/XX/XXXX 7:50:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Servicing Disclosure Statement XX/XX/XXXX, was not provided within three business days of application XX/XX/XXXX								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001782	27915840	XXXX	XX/XX/XXXX 7:50:15 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Evidence of appraisal delivery not provided. The version of the acknowledgment of receipt signed at closing has been deemed non-compliant as it does not specify whether borrower is acknowledging receipt of appraisal at least 3 business days prior to closing or has previously waived the delivery timing requirements and has received the appraisal.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001779	27913409	XXXX	XX/XX/XXXX 7:50:15 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Missing evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.								2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001779	27913410	XXXX	XX/XX/XXXX 7:50:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001779	27913411	XXXX	XX/XX/XXXX 7:50:15 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001777	27914942	XXXX	XX/XX/XXXX 7:50:15 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	XXXX	8001777	27914943	XXXX	XX/XX/XXXX 7:50:15 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $42,926.40 is underdisclosed from calculated Finance Charge of $42,984.40 in the amount of $58.00.	Disclosed Finance Charges are $42,926.40. Due Diligence Finance Charges are $42,984.40. There is a variance of $58.00,								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes